UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the nine-month period ended January 31, 2013 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 22.7%
3,034	AFC Enterprises, Inc.(a)	$88,168
3,784	American Eagle Outfitters, Inc.	76,475
2,391	ANN, Inc.(a)	73,738
4,181	Apollo Group, Inc., Class A(a)	84,540
2,132	Arctic Cat, Inc.(a)	77,051
4,211	Brown Shoe Co., Inc.	72,598
2,858	Cato Corp. (The), Class A	78,795
4,302	Chico’s FAS, Inc.	77,135
2,158	Comcast Corp., Class A	82,177
2,837	Conn’s, Inc.(a)	80,684
3,212	Cooper Tire & Rubber Co.	81,778
1,306	Cracker Barrel Old Country Store, Inc.	84,655
16,890	Denny’s Corp.(a)	85,463
956	Dillard’s, Inc., Class A	80,696
7,881	E.W. Scripps Co. (The), Class A(a)	86,612
2,239	Foot Locker, Inc.	76,910
2,328	Gap, Inc. (The)	76,079
3,100	General Motors Co.(a)	87,079
3,388	Grand Canyon Education, Inc.(a)	80,838
1,233	Home Depot, Inc. (The)	82,512
1,517	HSN, Inc.	90,413
1,516	Jarden Corp.(a)	89,201
6,822	Jones Group, Inc. (The)	81,864
8,816	Krispy Kreme Doughnuts, Inc.(a)	114,608
1,837	Lear Corp.	90,013
1,495	Lumber Liquidators Holdings, Inc.(a)	88,474
5,428	Multimedia Games Holding Co., Inc.(a)	91,950
1,505	NACCO Industries, Inc., Class A	98,066
3,256	News Corp., Class A	90,321
23,878	Office Depot, Inc.(a)	103,392
8,023	OfficeMax, Inc.	86,488
1,516	Papa John’s International, Inc.(a)	85,048
1,150	PetSmart, Inc.	75,222
4,773	PulteGroup, Inc.(a)	98,992
2,174	Restoration Hardware Holdings, Inc.(a)	78,264
1,359	Scripps Networks Interactive, Inc., Class A	83,945
5,759	Service Corp. International	85,982
7,569	Smith & Wesson Holding Corp.(a)	65,093
3,101	Stage Stores, Inc.	70,858
4,102	Standard Motor Products, Inc.	95,207
6,857	Staples, Inc.	92,432
6,495	Starz - Liberty Capital(a)	103,530
1,483	Sturm Ruger & Co., Inc.	75,292
4,236	Superior Industries International, Inc.	85,864
1,271	Target Corp.	76,781
1,809	TJX Cos., Inc. (The)	81,731
3,088	Valassis Communications, Inc.	86,649
		3,979,663
	Consumer Staples - 3.2%
4,681	Dean Foods Co.(a)	85,709
3,057	Kroger Co. (The)	84,679
1,243	McCormick & Co., Inc.	77,501
2,529	Medifast, Inc.(a)	62,037
1,677	Spectrum Brands Holdings, Inc.(a)	84,923
4,185	Tyson Foods, Inc., Class A	92,572
1,944	USANA Health Sciences, Inc.(a)	68,915
		556,336
	Energy - 9.8%
5,698	Alon USA Energy, Inc.	111,795
2,585	Calumet Specialty Products Partners LP	81,944
4,229	Cloud Peak Energy, Inc.(a)	74,050
1,938	CVR Energy, Inc.(a)	113,857
3,054	Delek US Holdings, Inc.	103,744
3,685	Exterran Partners LP	86,524
1,617	Hess Corp.	108,598
1,770	HollyFrontier Corp.	92,429
1,363	Marathon Petroleum Corp.	101,148
3,443	Northern Tier Energy LP	86,764
1,532	Phillips 66	92,793
30,586	Rentech, Inc.	93,899
2,129	SemGroup Corp., Class A(a)	91,888
3,213	Susser Petroleum Partners LP	93,177
1,602	Targa Resources Corp.	96,697
1,898	Tesoro Corp.	92,414
2,487	Valero Energy Corp.	108,756
2,904	Western Refining, Inc.	97,662
		1,728,139
	Financials - 21.4%
1,514	Aflac, Inc.	80,333
1,982	Allstate Corp. (The)	87,010
2,036	American Financial Group, Inc.	86,652
2,422	American International Group, Inc.(a)	91,624
2,784	AmTrust Financial Services, Inc.	92,540
3,759	Apollo Residential Mortgage, Inc. REIT	85,104
2,563	Aspen Insurance Holdings Ltd. (Bermuda)	87,424
2,345	Assurant, Inc.	89,673
2,230	Axis Capital Holdings Ltd. (Bermuda)	85,342
2,670	Banner Corp.	80,634
10,659	CapitalSource, Inc.	86,444
2,744	CBOE Holdings, Inc.	92,967
5,682	Compass Diversified Holdings	89,889
1,928	Discover Financial Services	74,016
3,601	Ellington Financial LLC	86,064
4,203	Employers Holdings, Inc.	89,566
4,042	Federated Investors, Inc., Class B	95,634
3,314	Fidelity National Financial, Inc., Class A	83,181
3,371	First American Financial Corp.	80,533
19,809	First BanCorp.(a)	101,620
13,618	Genworth Financial, Inc., Class A(a)	124,877
3,462	Geo Group, Inc. (The) REIT	112,930
6,454	Green Dot Corp., Class A(a)	86,484
2,175	HCC Insurance Holdings, Inc.	84,129
2,429	Home BancShares, Inc.	84,335
4,196	Horace Mann Educators Corp.	91,221
3,248	Lincoln National Corp.	94,127
7,648	Old Republic International Corp.	87,187
968	PartnerRe Ltd.	84,884
4,216	Pinnacle Financial Partners, Inc.(a)	90,518
2,802	Primerica, Inc.	92,130
2,955	Principal Financial Group, Inc.	91,635
2,955	Protective Life Corp.	93,496
12,028	Regions Financial Corp.	93,578

1,567	Reinsurance Group of America, Inc.	$89,930
4,728	S&T Bancorp, Inc.	87,184
2,359	StanCorp Financial Group, Inc.	91,742
2,939	Stewart Information Services Corp.	78,060
6,560	Symetra Financial Corp.	91,512
1,133	Travelers Cos., Inc. (The)	88,895
3,870	United Fire Group, Inc.	89,745
2,263	Validus Holdings Ltd.	82,396
		3,757,245
	Health Care - 10.5%
1,900	AmerisourceBergen Corp.	86,203
915	Amgen, Inc.	78,196
7,340	AMN Healthcare Services, Inc.(a)	89,181
2,459	Bristol-Myers Squibb Co.	88,868
1,827	Centene Corp.(a)	78,853
1,552	Cyberonics, Inc.(a)	67,295
3,648	HealthSouth Corp.(a)	87,041
1,227	Humana, Inc.	91,240
1,378	ICU Medical, Inc.(a)	83,300
1,546	Magellan Health Services, Inc.(a)	79,310
859	McKesson Corp.	90,392
2,882	Molina Healthcare, Inc.(a)	82,742
2,793	Myriad Genetics, Inc.(a)	75,579
10,156	PDL BioPharma, Inc.	69,873
2,535	PerkinElmer, Inc.	89,333
5,556	PharMerica Corp.(a)	80,451
3,092	Questcor Pharmaceuticals, Inc.	78,784
1,527	United Therapeutics Corp.(a)	82,290
6,881	Warner Chilcott PLC, Class A (Ireland)	97,504
1,452	WellPoint, Inc.	94,119
1,485	West Pharmaceutical Services, Inc.	87,927
3,799	Wright Medical Group, Inc.(a)	80,311
		1,838,792
	Industrials - 8.2%
955	Deere & Co.	89,827
2,367	G&K Services, Inc., Class A	94,775
2,023	Hyster-Yale Materials Handling, Inc.	101,514
2,748	Insperity, Inc.	92,415
6,805	Kforce, Inc.	93,637
6,429	Kimball International, Inc., Class B	69,433
860	Lockheed Martin Corp.	74,708
1,203	Northrop Grumman Corp.	78,243
5,533	Quad/Graphics, Inc.	120,066
1,404	Raytheon Co.	73,963
8,836	RPX Corp.(a)	92,160
6,922	SkyWest, Inc.	87,494
8,419	Southwest Airlines Co.	94,377
1,788	Toro Co. (The)	78,726
6,224	US Airways Group, Inc.(a)	88,879
3,569	Viad Corp.	99,646
		1,429,863
	Information Technology - 14.8%
4,535	Acxiom Corp.(a)	80,405
6,273	Advanced Energy Industries, Inc.(a)	96,291
2,478	AOL, Inc.(a)	75,951
3,087	Aspen Technology, Inc.(a)	94,462
5,163	Benchmark Electronics, Inc.(a)	90,662
5,727	Booz Allen Hamilton Holding Corp.	79,376
2,108	Computer Sciences Corp.	88,114
5,140	Convergys Corp.	87,483
3,105	CoreLogic, Inc.(a)	81,475
5,642	Cray, Inc.(a)	104,772
4,318	CSG Systems International, Inc.(a)	81,308
5,491	Digital River, Inc.(a)	79,729
2,583	EchoStar Corp., Class A(a)	93,969
2,973	First Solar, Inc.(a)	83,779
13,856	Flextronics International Ltd. (Singapore)(a)	86,046
2,708	Heartland Payment Systems, Inc.	86,006
6,176	Hewlett-Packard Co.	101,966
1,945	InterDigital, Inc.	84,394
7,019	Kulicke & Soffa Industries, Inc.(a)	79,455
3,298	Lexmark International, Inc., Class A	79,350
6,430	Magnachip Semiconductor Corp.(a)	103,009
19,332	Power-One, Inc.(a)	77,715
8,463	QLogic Corp.(a)	97,748
3,229	Seagate Technology PLC (Ireland)	109,721
2,430	SYNNEX Corp.(a)	87,358
4,714	TeleTech Holdings, Inc.(a)	88,152
4,643	Unisys Corp.(a)	103,121
536	Visa, Inc., Class A	84,640
2,423	Western Digital Corp.	113,881
		2,600,338
	Materials - 5.2%
375	CF Industries Holdings, Inc.	85,939
12,362	Graphic Packaging Holding Co.(a)	86,657
10,556	Headwaters, Inc.(a)	98,804
4,880	Huntsman Corp.	86,034
4,722	P.H. Glatfelter Co.	87,735
646	PPG Industries, Inc.	89,064
2,010	Rentech Nitrogen Partners LP	97,043
526	Sherwin-Williams Co. (The)	85,286
370	Terra Nitrogen Co. LP	90,557
1,108	Westlake Chemical Corp.	101,781
		908,900
	Telecommunication Services - 1.9%
2,175	Atlantic Tele-Network, Inc.	94,134
2,066	CenturyLink, Inc.	83,569
7,533	MetroPCS Communications, Inc.(a)	75,556
33,016	Vonage Holdings Corp.(a)	86,172
		339,431
	Utilities - 2.4%
1,763	American States Water Co.	89,120
1,341	DTE Energy Co.	84,899
1,587	MGE Energy, Inc.	83,143
4,377	NV Energy, Inc.	82,856
3,797	PNM Resources, Inc.	81,104
		421,122
	Total Common Stocks and Other Equity Interests (Cost $15,291,936)	17,559,829

	Money Market Fund - 0.5%
94,177	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,177)	94,177

	Total Investments (Cost $15,386,113)(b)-100.6%	17,654,006
	Liabilities in excess of other assets-(0.6)%	(107,047)
	Net Assets-100.0%	$17,546,959

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $15,391,325. The net unrealized appreciation was $2,262,681 which consisted of aggregate gross unrealized appreciation of $2,554,512 and aggregate gross unrealized depreciation of $291,831.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.4%
18,466	AFC Enterprises, Inc.(a)	$536,622
25,442	Apollo Group, Inc., Class A(a)	514,437
12,975	Arctic Cat, Inc.(a)	468,916
25,632	Brown Shoe Co., Inc.	441,896
76,704	Comcast Corp., Class A	2,920,888
17,265	Conn’s, Inc.(a)	491,017
19,546	Cooper Tire & Rubber Co.	497,641
47,963	E.W. Scripps Co. (The), Class A(a)	527,113
82,760	Gap, Inc. (The)	2,704,597
110,195	General Motors Co.(a)	3,095,378
43,827	Home Depot, Inc. (The)	2,932,903
41,517	Jones Group, Inc. (The)	498,204
13,232	Restoration Hardware Holdings, Inc.(a)	476,352
18,872	Stage Stores, Inc.	431,225
		16,537,189
	Consumer Staples - 9.8%
40,376	Colgate-Palmolive Co.	4,335,171
36,466	Dean Foods Co.(a)	667,693
23,819	Kroger Co. (The)	659,786
9,682	McCormick & Co., Inc.	603,673
19,704	Medifast, Inc.(a)	483,339
13,066	Spectrum Brands Holdings, Inc.(a)	661,662
15,142	USANA Health Sciences, Inc.(a)	536,784
129,189	Walgreen Co.	5,162,392
		13,110,500
	Energy - 13.0%
40,176	Delek US Holdings, Inc.	1,364,779
48,480	Exterran Partners LP	1,138,310
94,047	Phillips 66	5,696,427
28,011	SemGroup Corp., Class A(a)	1,208,955
152,673	Valero Energy Corp.	6,676,390
38,202	Western Refining, Inc.	1,284,733
		17,369,594
	Financials - 13.9%
36,016	Aflac, Inc.	1,911,009
10,364	American Financial Group, Inc.	441,092
57,603	American International Group, Inc.(a)	2,179,121
13,050	Aspen Insurance Holdings Ltd. (Bermuda)	445,136
11,937	Assurant, Inc.	456,471
45,863	Discover Financial Services	1,760,681
100,842	First BanCorp.(a)	517,319
21,252	Geo Group, Inc. (The) REIT	693,240
11,073	HCC Insurance Holdings, Inc.	428,304
12,365	Home BancShares, Inc.	429,313
21,359	Horace Mann Educators Corp.	464,345
77,262	Lincoln National Corp.	2,239,053
4,927	PartnerRe Ltd.	432,049
70,291	Principal Financial Group, Inc.	2,179,724
15,044	Protective Life Corp.	475,992
286,116	Regions Financial Corp.	2,225,982
14,959	Stewart Information Services Corp.	397,311
33,394	Symetra Financial Corp.	465,846
19,702	United Fire Group, Inc.	456,889
		18,598,877
	Health Care - 10.9%
26,859	Amgen, Inc.	2,295,370
33,964	AMN Healthcare Services, Inc.(a)	412,663
8,455	Centene Corp.(a)	364,918
36,465	Humana, Inc.	2,711,537
7,154	Magellan Health Services, Inc.(a)	367,000
25,248	McKesson Corp.	2,656,847
13,334	Molina Healthcare, Inc.(a)	382,819
12,925	Myriad Genetics, Inc.(a)	349,751
46,991	PDL BioPharma, Inc.	323,298
11,730	PerkinElmer, Inc.	413,365
25,708	PharMerica Corp.(a)	372,252
14,306	Questcor Pharmaceuticals, Inc.	364,517
31,838	Warner Chilcott PLC, Class A (Ireland)	451,144
42,667	WellPoint, Inc.	2,765,675
17,578	Wright Medical Group, Inc.(a)	371,599
		14,602,755
	Industrials - 9.8%
36,490	Deere & Co.	3,432,249
16,859	Insperity, Inc.	566,968
39,444	Kimball International, Inc., Class B	425,995
45,982	Northrop Grumman Corp.	2,990,669
33,645	Quad/Graphics, Inc.	730,097
53,685	Raytheon Co.	2,828,126
54,215	RPX Corp.(a)	565,463
10,972	Toro Co. (The)	483,097
38,191	US Airways Group, Inc.(a)	545,368
21,898	Viad Corp.	611,392
		13,179,424
	Information Technology - 20.8%
19,677	AOL, Inc.(a)	603,100
86,024	Computer Sciences Corp.	3,595,803
40,805	Convergys Corp.	694,501
24,652	CoreLogic, Inc.(a)	646,868
44,795	Cray, Inc.(a)	831,843
43,601	Digital River, Inc.(a)	633,087
252,052	Hewlett-Packard Co.	4,161,379
15,447	InterDigital, Inc.	670,245
55,728	Kulicke & Soffa Industries, Inc.(a)	630,841
26,182	Lexmark International, Inc., Class A	629,939
50,620	Magnachip Semiconductor Corp.(a)	810,932
153,491	Power-One, Inc.(a)	617,034
130,443	Seagate Technology PLC (Ireland)	4,432,453
36,863	Unisys Corp.(a)	818,727
21,870	Visa, Inc., Class A	3,453,492
97,909	Western Digital Corp.	4,601,723
		27,831,967
	Materials - 3.9%
15,833	CF Industries Holdings, Inc.	3,628,449
74,502	Graphic Packaging Holding Co.(a)	522,259
29,410	Huntsman Corp.	518,498
12,115	Rentech Nitrogen Partners LP	584,912
		5,254,118
	Telecommunication Services - 2.4%
31,700	AT&T, Inc.	1,102,843
8,372	Atlantic Tele-Network, Inc.	362,340
27,857	CenturyLink, Inc.	1,126,816

28,989	MetroPCS Communications, Inc.(a)	$290,760
127,045	Vonage Holdings Corp.(a)	331,587
		3,214,346
	Utilities - 3.1%
40,536	NextEra Energy, Inc.	2,920,619
32,517	NV Energy, Inc.	615,547
28,209	PNM Resources, Inc.	602,544
		4,138,710
	Total Common Stocks and Other Equity Interests (Cost $119,373,571)	133,837,480

	Money Market Fund - 0.1%
156,858	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $156,858)	156,858

	Total Investments (Cost $119,530,429)(b)-100.1%	133,994,338
	Liabilities in excess of other assets-(0.1)%	(103,762)
	Net Assets-100.0%	$133,890,576

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $119,531,347. The net unrealized appreciation was $14,462,991 which consisted of aggregate gross unrealized appreciation of $15,933,253 and aggregate gross unrealized depreciation of $1,470,262.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
5,384	AFC Enterprises, Inc.(a)	$156,459
3,780	Arctic Cat, Inc.(a)	136,609
17,879	Comcast Corp., Class A	680,832
5,027	Conn’s, Inc.(a)	142,968
29,943	Denny’s Corp.(a)	151,512
18,447	DISH Network Corp., Class A	687,520
10,841	Expedia, Inc.	707,375
2,689	HSN, Inc.	160,265
2,688	Papa John’s International, Inc.(a)	150,797
5,067	Scholastic Corp.	150,287
13,417	Smith & Wesson Holding Corp.(a)	115,386
52,795	Starz - Liberty Capital(a)	841,552
		4,081,562
	Consumer Staples - 4.0%
6,239	Costco Wholesale Corp.	638,499
5,407	Sanderson Farms, Inc.	272,946
		911,445
	Energy - 1.2%
2,348	Calumet Specialty Products Partners LP	74,431
9,538	Patterson-UTI Energy, Inc.	194,003
		268,434
	Financials - 7.2%
7,433	AmTrust Financial Services, Inc.	247,073
4,540	Apollo Investment Corp.	40,860
1,227	Banner Corp.	37,055
3,894	BOK Financial Corp.	218,259
5,290	Cincinnati Financial Corp.	224,508
10,133	East West Bancorp, Inc.	237,619
1,414	Heartland Financial USA, Inc.	33,498
1,116	Home BancShares, Inc.	38,747
2,925	Portfolio Recovery Associates, Inc.(a)	312,829
1,801	Republic Bancorp, Inc., Class A	40,468
2,172	S&T Bancorp, Inc.	40,052
1,822	Sterling Financial Corp.	39,337
321	Virtus Investment Partners, Inc.(a)	47,832
1,746	WesBanco, Inc.	40,490
6,367	Wilshire Bancorp, Inc.(a)	39,093
		1,637,720
	Health Care - 12.1%
2,550	Air Methods Corp.	111,486
5,147	Amgen, Inc.	439,863
3,117	AmSurg Corp.(a)	97,282
3,066	Biogen Idec, Inc.(a)	478,541
3,317	Bio-Reference Labs, Inc.(a)	92,113
1,689	Cyberonics, Inc.(a)	73,235
1,483	ICU Medical, Inc.(a)	89,647
5,424	MedAssets, Inc.(a)	106,039
15,913	Myriad Genetics, Inc.(a)	430,606
3,365	Questcor Pharmaceuticals, Inc.	85,740
8,759	Santarus, Inc.(a)	117,020
39,208	Warner Chilcott PLC, Class A (Ireland)	555,578
4,135	Wright Medical Group, Inc.(a)	87,414
		2,764,564
	Industrials - 2.3%
2,409	AMERCO	323,914
4,175	Kforce, Inc.	57,448
3,984	Kimball International, Inc., Class B	43,027
5,476	RPX Corp.(a)	57,115
4,290	SkyWest, Inc.	54,226
		535,730
	Information Technology - 54.2%
11,183	Accelrys, Inc.(a)	105,344
5,569	Acxiom Corp.(a)	98,738
7,703	Advanced Energy Industries, Inc.(a)	118,241
7,021	Arris Group, Inc.(a)	115,987
3,791	Aspen Technology, Inc.(a)	116,005
3,997	Black Box Corp.	93,650
15,858	BMC Software, Inc.(a)	658,900
17,346	Brocade Communications Systems, Inc.(a)	99,219
51,017	Cadence Design Systems, Inc.(a)	710,667
6,899	Cray, Inc.(a)	128,114
5,303	CSG Systems International, Inc.(a)	99,856
6,743	Digital River, Inc.(a)	97,908
12,301	eBay, Inc.(a)	687,995
3,127	EchoStar Corp., Class A(a)	113,760
3,496	Equinix, Inc.(a)	753,143
4,426	Euronet Worldwide, Inc.(a)	108,304
3,669	ExlService Holdings, Inc.(a)	108,823
1,790	FEI Co.	109,118
3,634	First Solar, Inc.(a)	102,406
8,437	Fiserv, Inc.(a)	677,576
112,169	Flextronics International Ltd. (Singapore)(a)	696,570
13,777	IAC/InterActiveCorp.	568,301
5,790	Insight Enterprises, Inc.(a)	113,484
2,389	InterDigital, Inc.	103,659
2,523	Jack Henry & Associates, Inc.	104,654
8,620	Kulicke & Soffa Industries, Inc.(a)	97,578
1,757	Loral Space & Communications, Inc.	103,118
1,721	Manhattan Associates, Inc.(a)	117,906
6,599	Mentor Graphics Corp.(a)	113,041
13,067	MIPS Technologies, Inc.(a)	102,707
3,922	NetScout Systems, Inc.(a)	102,090
1,601	OSI Systems, Inc.(a)	87,191
23,740	Power-One, Inc.(a)	95,435
10,413	Sanmina Corp.(a)	99,132
25,879	Seagate Technology PLC (Ireland)	879,368
1,309	Stratasys Ltd. (Israel)(a)	102,730
3,392	Sykes Enterprises, Inc.(a)	54,611
19,806	Synopsys, Inc.(a)	662,313
1,704	Syntel, Inc.	99,326
5,789	TeleTech Holdings, Inc.(a)	108,254
1,042	Ultimate Software Group, Inc. (The)(a)	105,805
3,002	Ultratech, Inc.(a)	122,271
17,224	United Online, Inc.	114,367
5,221	ValueClick, Inc.(a)	106,874
19,030	Verisign, Inc.(a)	826,092
19,424	Western Digital Corp.	912,928
34,608	Yahoo!, Inc.(a)	679,355
		12,382,914
	Materials - 0.5%
588	Kaiser Aluminum Corp.	36,550

1,152	Sigma-Aldrich Corp.	$89,084
		125,634
	Telecommunication Services - 0.6%
1,442	SBA Communications Corp., Class A(a)	100,450
1,663	tw telecom, inc.(a)	45,948
		146,398
	Total Common Stocks and Other Equity Interests (Cost $20,877,769)	22,854,401

	Money Market Fund - 0.4%
91,380	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,380)	91,380

	Total Investments (Cost $20,969,149)(b)-100.4%	22,945,781
	Liabilities in excess of other assets-(0.4)%	(95,684)
	Net Assets-100.0%	$22,850,097

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $20,969,614. The net unrealized appreciation was $1,976,167 which consisted of aggregate gross unrealized appreciation of $2,422,564 and aggregate gross unrealized depreciation of $446,397.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.0%
9,447	Abercrombie & Fitch Co., Class A	$472,350
4,530	Advance Auto Parts, Inc.	333,046
11,957	Aeropostale, Inc.(a)	161,778
7,354	Amazon.com, Inc.(a)	1,952,487
28,856	American Eagle Outfitters, Inc.	583,180
7,860	ANN, Inc.(a)	242,402
12,702	Apollo Group, Inc., Class A(a)	256,834
7,639	Asbury Automotive Group, Inc.(a)	271,643
10,202	Ascena Retail Group, Inc.(a)	172,924
9,926	Autoliv, Inc.(b)	653,131
21,762	AutoNation, Inc.(a)	1,055,457
1,336	AutoZone, Inc.(a)	493,919
20,352	Barnes & Noble, Inc.(a)(b)	271,496
15,419	Bed Bath & Beyond, Inc.(a)	905,095
111,270	Best Buy Co., Inc.	1,809,250
8,555	Big Lots, Inc.(a)	275,043
5,384	BorgWarner, Inc.(a)	399,385
23,905	Boyd Gaming Corp.(a)(b)	167,574
11,024	Brinker International, Inc.	360,926
9,688	Brunswick Corp.	350,318
5,120	Cabela’s, Inc.(a)	264,294
43,816	Cablevision Systems Corp., Class A	641,466
26,082	Career Education Corp.(a)	90,244
20,675	CarMax, Inc.(a)	815,009
36,603	Carnival Corp.	1,417,268
3,561	Carter’s, Inc.(a)	214,479
65,209	CBS Corp., Class B	2,720,520
18,040	Charter Communications, Inc., Class A(a)	1,406,579
448	Chipotle Mexican Grill, Inc.(a)	137,540
12,341	Cinemark Holdings, Inc.	347,276
5,934	Coach, Inc.	302,634
179,195	Comcast Corp., Class A	6,823,746
52,579	Comcast Corp. Special, Class A	1,931,227
12,408	Cooper Tire & Rubber Co.	315,908
5,591	Core-Mark Holding Co., Inc.	280,277
49,314	D.R. Horton, Inc.	1,166,769
31,583	Dana Holding Corp.	507,855
13,460	Darden Restaurants, Inc.	625,890
127,547	Dex One Corp.(a)(b)	220,656
6,539	Dick’s Sporting Goods, Inc.	311,191
5,100	Dillard’s, Inc., Class A	430,491
48,208	DIRECTV(a)	2,465,357
6,179	Discovery Communications, Inc., Class A(a)	428,699
5,672	Discovery Communications, Inc., Class C(a)	361,363
20,843	DISH Network Corp., Class A	776,819
9,659	Dollar General Corp.(a)	446,439
10,909	Dollar Tree, Inc.(a)	436,251
8,471	Domino’s Pizza, Inc.	394,494
75,622	Exide Technologies(a)	260,140
11,776	Expedia, Inc.	768,384
10,006	Family Dollar Stores, Inc.	567,340
16,360	Foot Locker, Inc.	561,966
529,721	Ford Motor Co.	6,859,887
1,752	Fossil, Inc.(a)	184,976
33,728	GameStop Corp., Class A(b)	782,490
65,004	Gannett Co., Inc.	1,276,029
48,659	Gap, Inc. (The)	1,590,176
10,454	Garmin Ltd. (Switzerland)(b)	396,102
115,714	General Motors Co.(a)	3,250,406
8,047	Gentex Corp.	153,939
16,376	Genuine Parts Co.	1,114,059
97,532	Goodyear Tire & Rubber Co. (The)(a)	1,342,040
5,411	Group 1 Automotive, Inc.	366,541
6,642	Guess?, Inc.	179,932
36,729	H&R Block, Inc.	836,319
13,403	Hanesbrands, Inc.(a)	502,344
17,955	Harley-Davidson, Inc.	941,201
5,033	Harman International Industries, Inc.	225,378
14,031	Hasbro, Inc.(b)	524,338
151,519	Home Depot, Inc. (The)	10,139,651
5,972	HSN, Inc.	355,931
4,189	Hyatt Hotels Corp., Class A(a)	167,853
34,845	International Game Technology	535,568
53,574	Interpublic Group of Cos., Inc. (The)	648,781
37,228	J.C. Penney Co., Inc.(b)	756,845
9,167	Jack in the Box, Inc.(a)	266,118
11,138	Jarden Corp.	655,360
3,872	John Wiley & Sons, Inc., Class A	148,298
76,912	Johnson Controls, Inc.	2,391,194
29,131	Jones Group, Inc. (The)	349,572
23,890	KB Home(b)	455,582
29,202	Kohl’s Corp.	1,351,761
9,023	Lamar Advertising Co., Class A(a)	384,741
7,034	Las Vegas Sands Corp.	388,629
17,717	Lear Corp.	868,133
22,451	Leggett & Platt, Inc.(b)	660,957
17,710	Lennar Corp., Class A(b)	735,673
16,390	Liberty Global, Inc., Class A(a)	1,119,273
14,090	Liberty Global, Inc., Class C(a)	898,378
62,427	Liberty Interactive Corp., Class A(a)	1,327,198
2,318	Liberty Media Corp.(a)	258,480
3,114	Liberty Ventures, Series A(a)	232,398
28,214	Limited Brands, Inc.	1,354,836
34,887	Live Nation Entertainment, Inc.(a)	357,941
14,501	LKQ Corp.(a)	324,677
154,400	Lowe’s Cos., Inc.	5,896,536
53,582	Macy’s, Inc.	2,117,025
23,829	Marriott International, Inc., Class A	952,683
27,249	Mattel, Inc.	1,025,380
56,672	McDonald’s Corp.	5,400,275
4,959	Men’s Wearhouse, Inc. (The)	150,506
53,566	MGM Resorts International(a)	684,038
11,694	Mohawk Industries, Inc.(a)	1,188,812
44,340	New York Times Co. (The), Class A(a)	392,852
39,220	Newell Rubbermaid, Inc.	920,886
131,899	News Corp., Class A	3,658,878
46,447	News Corp., Class B	1,311,663
26,646	NIKE, Inc., Class B	1,440,216
16,079	Nordstrom, Inc.	888,043
672	NVR, Inc.(a)	691,932

245,320	Office Depot, Inc.(a)	$1,062,236
72,235	OfficeMax, Inc.	778,693
25,161	Omnicom Group, Inc.	1,365,739
6,379	O’Reilly Automotive, Inc.(a)	591,014
9,286	Penn National Gaming, Inc.(a)	451,857
10,792	Penske Automotive Group, Inc.	355,273
6,976	PetSmart, Inc.	456,300
2,984	Polaris Industries, Inc.	259,877
517	Priceline.com, Inc.(a)	354,388
46,365	PulteGroup, Inc.(a)	961,610
3,424	PVH Corp.	407,011
45,606	RadioShack Corp.(b)	150,044
2,174	Ralph Lauren Corp.	361,928
33,368	Regal Entertainment Group, Class A(b)	498,184
11,708	Regis Corp.	207,817
9,965	Rent-A-Center, Inc.	355,551
9,848	Ross Stores, Inc.	587,926
26,151	Royal Caribbean Cruises Ltd.	946,666
40,852	Saks, Inc.(a)	441,610
4,176	Scripps Networks Interactive, Inc., Class A	257,952
24,089	Sears Holdings Corp.(a)(b)	1,130,979
26,111	Service Corp. International	389,837
8,557	Signet Jewelers Ltd. (United Kingdom)	535,497
14,781	Sonic Automotive, Inc., Class A	358,735
124,445	Staples, Inc.	1,677,519
18,435	Starbucks Corp.	1,034,572
12,870	Starwood Hotels & Resorts Worldwide, Inc.	790,347
2,343	Starz - Liberty Capital(a)	37,347
89,801	Target Corp.	5,424,878
9,614	Tenneco, Inc.(a)	336,105
6,918	Tiffany & Co.	454,859
30,714	Time Warner Cable, Inc.	2,743,989
170,964	Time Warner, Inc.	8,637,101
41,476	TJX Cos., Inc. (The)	1,873,886
14,523	Toll Brothers, Inc.(a)	543,886
2,410	Tractor Supply Co.	249,845
24,282	TRW Automotive Holdings Corp.(a)	1,399,372
3,969	Tupperware Brands Corp.	302,438
7,592	Urban Outfitters, Inc.(a)	324,862
7,572	Valassis Communications, Inc.	212,470
6,830	VF Corp.	1,007,971
39,235	Viacom, Inc., Class B	2,367,832
34,953	Virgin Media, Inc.	1,376,799
11,295	Visteon Corp.(a)	635,796
135,839	Walt Disney Co. (The)	7,319,005
3,691	Warnaco Group, Inc. (The)(a)	270,218
844	Washington Post Co. (The), Class B	325,514
56,620	Wendy’s Co. (The)	291,027
17,675	Whirlpool Corp.	2,039,342
8,533	Williams-Sonoma, Inc.	375,452
11,780	Wyndham Worldwide Corp.	657,206
4,811	Wynn Resorts Ltd.	602,433
19,982	Yum! Brands, Inc.	1,297,631
		171,882,945
	Consumer Staples - 10.2%
301,626	Altria Group, Inc.	10,158,764
119,402	Archer-Daniels-Midland Co.	3,406,539
61,250	Avon Products, Inc.	1,040,025
6,781	Brown-Forman Corp., Class B	438,731
35,912	Bunge Ltd.	2,860,750
24,176	Campbell Soup Co.(b)	887,501
4,862	Casey’s General Stores, Inc.	266,097
45,561	Central European Distribution Corp.(a)(b)	97,956
20,338	Chiquita Brands International, Inc.(a)	149,484
6,232	Church & Dwight Co., Inc.	360,147
10,665	Clorox Co. (The)	836,243
262,769	Coca-Cola Co. (The)	9,785,517
74,271	Coca-Cola Enterprises, Inc.	2,589,830
26,192	Colgate-Palmolive Co.	2,812,235
54,763	ConAgra Foods, Inc.	1,790,202
22,980	Constellation Brands, Inc., Class A(a)	743,633
44,459	Costco Wholesale Corp.	4,549,934
144,377	CVS Caremark Corp.	7,392,102
105,983	Dean Foods Co.(a)	1,940,549
19,983	Dole Food Co., Inc.(a)	222,611
16,598	Dr Pepper Snapple Group, Inc.	748,072
6,834	Energizer Holdings, Inc.	594,626
7,174	Estee Lauder Cos., Inc. (The), Class A	437,112
12,915	Flowers Foods, Inc.	347,155
8,363	Fresh Del Monte Produce, Inc.	220,365
57,356	General Mills, Inc.	2,405,511
29,936	H.J. Heinz Co.	1,815,020
4,760	Harris Teeter Supermarkets, Inc.	197,492
3,532	Herbalife Ltd. (Cayman Islands)(b)	128,282
9,365	Hershey Co. (The)	744,049
12,160	Hillshire Brands Co.	376,717
16,319	Hormel Foods Corp.(b)	564,801
6,595	Ingredion, Inc.	435,732
10,432	J.M. Smucker Co. (The)	924,588
24,244	Kellogg Co.	1,418,274
40,610	Kimberly-Clark Corp.	3,635,001
60,048	Kraft Foods Group, Inc.	2,775,419
164,333	Kroger Co. (The)	4,552,024
34,674	Lorillard, Inc.	1,354,713
7,829	McCormick & Co., Inc.	488,138
5,942	Mead Johnson Nutrition Co.	451,592
18,254	Molson Coors Brewing Co., Class B	824,716
179,224	Mondelez International, Inc., Class A	4,980,635
7,922	Nash Finch Co.	164,540
21,204	Pantry, Inc. (The)(a)	265,050
124,818	PepsiCo, Inc.	9,092,991
77,056	Philip Morris International, Inc.	6,793,257
229,123	Procter & Gamble Co. (The)	17,220,885
43,820	Reynolds American, Inc.	1,927,204
604,088	Rite Aid Corp.(a)	966,541
112,906	Safeway, Inc.(b)	2,173,440
39,095	Smithfield Foods, Inc.(a)	911,304
308,489	SUPERVALU, Inc.(b)	1,206,192
86,405	Sysco Corp.	2,745,087
63,076	Tyson Foods, Inc., Class A	1,395,241
4,809	United Natural Foods, Inc.(a)	259,590
5,344	Universal Corp.	290,607
124,665	Walgreen Co.	4,981,613
358,524	Wal-Mart Stores, Inc.	25,078,754
7,986	Whole Foods Market, Inc.	768,652
		158,989,832
	Energy - 11.4%
22,594	Alpha Natural Resources, Inc.(a)	200,183
33,613	Anadarko Petroleum Corp.	2,689,712
26,777	Apache Corp.	2,242,842
28,542	Arch Coal, Inc.	203,219
3,852	Atwood Oceanics, Inc.(a)	203,270

37,522	Baker Hughes, Inc.	$1,677,984
6,318	Bill Barrett Corp.(a)	100,898
4,417	Bristow Group, Inc.	251,681
6,460	Cabot Oil & Gas Corp.	340,959
14,221	Cameron International Corp.(a)	900,332
82,659	Chesapeake Energy Corp.	1,668,059
243,575	Chevron Corp.	28,047,661
4,469	Cimarex Energy Co.	285,390
2,383	Concho Resources, Inc.(a)	217,377
251,100	ConocoPhillips	14,563,800
16,372	CONSOL Energy, Inc.	513,098
18,325	Cosan Ltd., Class A (Brazil)	360,453
8,097	CVR Energy, Inc.(a)	475,699
25,992	Denbury Resources, Inc.(a)	484,231
38,388	Devon Energy Corp.	2,195,410
11,857	Diamond Offshore Drilling, Inc.(b)	890,342
4,708	Dresser-Rand Group, Inc.(a)	287,423
6,577	Energen Corp.	316,617
12,139	EOG Resources, Inc.	1,517,132
8,987	EQT Corp.	533,918
23,815	EXCO Resources, Inc.(b)	152,654
27,581	Exterran Holdings, Inc.(a)	640,982
504,174	Exxon Mobil Corp.	45,360,535
8,626	FMC Technologies, Inc.(a)	408,441
23,062	Forest Oil Corp.(a)	160,512
63,362	Halliburton Co.	2,577,566
16,673	Helix Energy Solutions Group, Inc.(a)	395,484
6,358	Helmerich & Payne, Inc.	409,074
50,732	Hess Corp.	3,407,161
10,415	HollyFrontier Corp.	543,871
12,839	Key Energy Services, Inc.(a)	104,381
6,284	Kinder Morgan, Inc.	235,399
173,198	Marathon Oil Corp.	5,821,185
85,707	Marathon Petroleum Corp.	6,360,316
33,857	McDermott International, Inc.(a)	412,040
28,642	Murphy Oil Corp.	1,704,772
47,636	Nabors Industries Ltd. (Bermuda)(a)	794,092
23,123	National Oilwell Varco, Inc.	1,714,339
17,166	Newfield Exploration Co.(a)	506,397
23,380	Noble Corp. (Switzerland)	946,890
9,516	Noble Energy, Inc.	1,025,730
53,464	Occidental Petroleum Corp.	4,719,267
5,213	Oceaneering International, Inc.	329,514
4,014	Oil States International, Inc.(a)	311,406
21,101	Patterson-UTI Energy, Inc.	429,194
23,214	Peabody Energy Corp.	583,832
124,918	Phillips 66	7,566,283
4,490	Pioneer Natural Resources Co.	527,755
11,976	Plains Exploration & Production Co.(a)	571,854
13,221	QEP Resources, Inc.	388,036
4,338	Range Resources Corp.	291,383
12,144	Rowan Cos. PLC, Class A (United Kingdom)(a)	418,725
30,645	SandRidge Energy, Inc.(a)(b)	216,967
67,396	Schlumberger Ltd.	5,260,258
3,268	SEACOR Holdings, Inc.	297,290
7,165	SemGroup Corp., Class A(a)	309,241
13,539	Ship Finance International Ltd. (Bermuda)(b)	228,268
2,499	SM Energy Co.	145,342
16,625	Southwestern Energy Co.(a)	570,238
57,912	Spectra Energy Corp.	1,608,795
10,630	Superior Energy Services, Inc.(a)	265,431
4,982	Targa Resources Corp.	300,714
11,230	Teekay Corp. (Bahamas)	395,071
42,717	Tesoro Corp.	2,079,891
5,504	Tidewater, Inc.	270,632
9,561	Ultra Petroleum Corp.(a)(b)	174,201
6,534	Unit Corp.(a)	314,481
155,284	USEC, Inc.(a)(b)	87,968
215,464	Valero Energy Corp.	9,422,241
100,901	Weatherford International Ltd. (Switzerland)(a)	1,347,028
14,814	Western Refining, Inc.(b)	498,195
6,185	Whiting Petroleum Corp.(a)	294,282
56,362	Williams Cos., Inc. (The)	1,975,488
14,514	World Fuel Services Corp.	625,699
52,013	WPX Energy, Inc.(a)	781,755
		178,456,236
	Financials - 23.2%
39,297	ACE Ltd.	3,353,213
2,614	Affiliated Managers Group, Inc.(a)	376,233
48,444	Aflac, Inc.	2,570,439
4,788	Alexander & Baldwin, Inc.(a)	160,877
4,142	Alexandria Real Estate Equities, Inc. REIT	300,295
613	Alleghany Corp.(a)	221,042
5,526	Allied World Assurance Co. Holdings AG (Switzerland)	468,771
117,111	Allstate Corp. (The)	5,141,173
14,692	Alterra Capital Holdings Ltd. (Bermuda)	447,665
6,129	American Capital Agency Corp. REIT	193,860
93,864	American Express Co.	5,520,142
8,478	American Financial Group, Inc.	360,824
67,462	American International Group, Inc.(a)	2,552,087
8,692	American Tower Corp. REIT	661,896
22,642	Ameriprise Financial, Inc.	1,501,617
103,875	Annaly Capital Management, Inc. REIT	1,544,621
25,340	Aon PLC (United Kingdom)	1,463,132
19,971	Apartment Investment & Management Co., Class A REIT	544,809
17,612	Arch Capital Group Ltd.(a)	817,549
9,862	Arthur J. Gallagher & Co.	364,401
14,712	Aspen Insurance Holdings Ltd. (Bermuda)	501,826
32,213	Associated Banc-Corp.	459,680
19,828	Assurant, Inc.	758,223
16,748	Assured Guaranty Ltd. (Bermuda)	303,641
28,737	Astoria Financial Corp.	279,898
4,544	AvalonBay Communities, Inc. REIT	589,766
22,740	Axis Capital Holdings Ltd. (Bermuda)	870,260
17,772	BancorpSouth, Inc.	257,694
4,134,840	Bank of America Corp.	46,806,389
5,652	Bank of Hawaii Corp.	271,805
175,484	Bank of New York Mellon Corp. (The)	4,766,145
103,352	BB&T Corp.	3,129,499
236,004	Berkshire Hathaway, Inc., Class B(a)	22,875,868
13,648	BioMed Realty Trust, Inc. REIT	277,737
7,173	BlackRock, Inc.	1,694,836
9,848	Boston Properties, Inc. REIT	1,036,797
28,305	Brandywine Realty Trust REIT	360,323
4,639	BRE Properties, Inc. REIT	236,032
9,901	Brown & Brown, Inc.	270,693
4,870	Camden Property Trust REIT	337,929
73,797	Capital One Financial Corp.	4,156,247
73,508	CapitalSource, Inc.	596,150

19,210	CBL & Associates Properties, Inc. REIT	$412,823
24,344	CBRE Group, Inc., Class A(a)	525,344
109,836	Charles Schwab Corp. (The)	1,815,589
124,768	Chimera Investment Corp. REIT	380,542
38,225	Chubb Corp. (The)	3,069,850
26,187	Cincinnati Financial Corp.	1,111,376
19,989	CIT Group, Inc.(a)	846,534
747,363	Citigroup, Inc.	31,508,824
6,622	City National Corp.	350,701
30,293	CME Group, Inc.	1,752,147
95,465	CNO Financial Group, Inc.	980,426
11,831	Colonial Properties Trust REIT	259,217
33,225	Comerica, Inc.	1,141,611
8,975	Commerce Bancshares, Inc.	337,011
23,040	CommonWealth REIT	378,778
8,667	Corporate Office Properties Trust REIT	229,329
5,905	Cullen/Frost Bankers, Inc.	347,745
32,457	DCT Industrial Trust, Inc. REIT	229,146
29,541	DDR Corp. REIT	490,085
18,961	DiamondRock Hospitality Co. REIT	172,924
3,569	Digital Realty Trust, Inc. REIT	242,371
42,329	Discover Financial Services	1,625,010
36,700	Duke Realty Corp. REIT	565,547
60,429	E*TRADE Financial Corp.(a)	641,152
10,407	East West Bancorp, Inc.	244,044
7,432	Eaton Vance Corp.	269,038
10,020	Endurance Specialty Holdings Ltd. (Bermuda)	430,058
4,337	EPR Properties REIT	203,232
19,406	Equity Residential REIT	1,074,898
3,414	Erie Indemnity Co., Class A	243,555
1,734	Essex Property Trust, Inc. REIT	266,655
8,766	Everest Re Group Ltd.	1,015,190
15,062	F.N.B. Corp.	174,569
3,303	Federal Realty Investment Trust REIT	349,623
18,437	Federated Investors, Inc., Class B(b)	436,219
45,245	Fidelity National Financial, Inc., Class A	1,135,649
146,655	Fifth Third Bancorp	2,389,010
21,254	First American Financial Corp.	507,758
49,032	First Horizon National Corp.	500,617
31,635	First Niagara Financial Group, Inc.	248,018
7,608	First Republic Bank	271,530
16,073	FirstMerit Corp.	244,792
9,369	Franklin Resources, Inc.	1,282,429
28,433	Fulton Financial Corp.	309,635
36,887	General Growth Properties, Inc. REIT	720,034
167,647	Genworth Financial, Inc., Class A(a)	1,537,323
85,046	Goldman Sachs Group, Inc. (The)	12,574,902
8,168	Hanover Insurance Group, Inc. (The)	339,462
164,158	Hartford Financial Services Group, Inc. (The)	4,071,118
6,764	Hatteras Financial Corp. REIT	183,169
14,351	HCC Insurance Holdings, Inc.	555,097
23,397	HCP, Inc. REIT	1,085,387
9,153	Health Care REIT, Inc. REIT	575,175
7,575	Highwoods Properties, Inc. REIT	272,700
3,590	Home Properties, Inc. REIT	220,677
22,229	Hospitality Properties Trust REIT	560,615
61,885	Host Hotels & Resorts, Inc. REIT	1,039,049
122,982	Hudson City Bancorp, Inc.	1,051,496
139,005	Huntington Bancshares, Inc.	967,475
16,905	Interactive Brokers Group, Inc., Class A	241,742
2,394	IntercontinentalExchange, Inc.(a)	332,168
21,076	Invesco Ltd.(c)	574,321
55,947	iStar Financial, Inc. REIT(a)(b)	542,126
12,226	Jefferies Group, Inc.	243,664
3,262	Jones Lang LaSalle, Inc.	300,561
645,501	JPMorgan Chase & Co.	30,370,822
12,189	Kemper Corp.	406,016
187,846	KeyCorp	1,765,752
4,048	Kilroy Realty Corp. REIT	201,995
35,702	Kimco Realty Corp. REIT	741,531
16,672	Knight Capital Group, Inc., Class A(a)	62,020
25,988	Legg Mason, Inc.	718,568
11,787	Leucadia National Corp.	299,979
26,004	Lexington Realty Trust REIT	286,044
14,147	Liberty Property Trust REIT	554,138
63,846	Lincoln National Corp.	1,850,257
62,981	Loews Corp.	2,731,486
15,184	M&T Bank Corp.	1,559,245
9,582	Macerich Co. (The) REIT	572,237
13,553	Mack-Cali Realty Corp. REIT	368,235
1,065	Markel Corp.(a)	507,078
48,121	Marsh & McLennan Cos., Inc.	1,707,333
18,409	MBIA, Inc.(a)	158,501
23,664	McGraw-Hill Cos., Inc. (The)	1,361,153
4,613	Mercury General Corp.	182,675
112,647	MetLife, Inc.	4,206,239
42,080	MFA Financial, Inc. REIT	378,299
40,074	MGIC Investment Corp.(a)(b)	111,406
11,490	Montpelier Re Holdings Ltd. (Bermuda)	280,126
10,249	Moody’s Corp.	561,850
270,820	Morgan Stanley	6,188,237
8,271	MSCI, Inc., Class A(a)	279,064
23,681	NASDAQ OMX Group, Inc. (The)	670,646
6,779	National Retail Properties, Inc. REIT(b)	217,064
71,342	New York Community Bancorp, Inc.	952,416
25,755	Northern Trust Corp.	1,325,610
33,498	NYSE Euronext	1,158,026
50,805	Old Republic International Corp.	579,177
13,618	PartnerRe Ltd.	1,194,162
46,406	People’s United Financial, Inc.	571,258
39,787	PHH Corp.(a)(b)	870,540
26,321	Piedmont Office Realty Trust, Inc., Class A REIT	508,785
6,828	Platinum Underwriters Holdings Ltd. (Bermuda)	332,728
15,376	Plum Creek Timber Co., Inc. REIT	740,816
64,119	PNC Financial Services Group, Inc.	3,962,554
34,854	Popular, Inc.(a)	935,481
9,947	Potlatch Corp. REIT	431,600
9,347	Primerica, Inc.	307,329
48,795	Principal Financial Group, Inc.	1,513,133
5,466	ProAssurance Corp.	246,189
85,449	Progressive Corp. (The)	1,921,748
30,373	Prologis, Inc. REIT	1,211,883
17,650	Protective Life Corp.	558,446
68,633	Prudential Financial, Inc.	3,972,478
5,298	Public Storage REIT	815,521
10,899	Raymond James Financial, Inc.	486,422
9,012	Rayonier, Inc. REIT	485,206
6,498	Realty Income Corp. REIT(b)	283,833
20,898	Redwood Trust, Inc. REIT	399,152
7,530	Regency Centers Corp. REIT	375,220

391,576	Regions Financial Corp.	$3,046,461
11,270	Reinsurance Group of America, Inc.	646,785
6,324	RenaissanceRe Holdings Ltd. (Bermuda)	541,587
8,966	SEI Investments Co.	241,723
11,114	Selective Insurance Group, Inc.	227,948
11,533	Senior Housing Properties Trust REIT	277,830
11,336	Simon Property Group, Inc. REIT	1,815,800
5,993	SL Green Realty Corp. REIT	481,717
60,745	SLM Corp.	1,025,983
8,565	StanCorp Financial Group, Inc.	333,093
52,381	State Street Corp.	2,915,003
127,759	SunTrust Banks, Inc.	3,624,523
25,135	Susquehanna Bancshares, Inc.	287,042
3,024	SVB Financial Group(a)	200,703
25,245	Symetra Financial Corp.	352,168
233,177	Synovus Financial Corp.(b)	601,597
12,164	T. Rowe Price Group, Inc.	869,118
2,530	Taubman Centers, Inc. REIT	206,195
31,703	TCF Financial Corp.	433,063
31,377	TD Ameritrade Holding Corp.	608,400
13,288	Torchmark Corp.	740,274
89,519	Travelers Cos., Inc. (The)	7,023,661
8,360	Trustmark Corp.	193,367
213,443	U.S. Bancorp	7,064,963
14,217	UDR, Inc. REIT	339,644
52,460	Unum Group	1,222,843
13,094	Validus Holdings Ltd.	476,753
18,319	Valley National Bancorp(b)	179,343
9,904	Ventas, Inc. REIT	656,536
14,835	Vornado Realty Trust REIT	1,252,964
16,612	W.R. Berkley Corp.	683,916
5,880	Waddell & Reed Financial, Inc., Class A	233,436
6,322	Washington REIT	180,051
15,096	Washington Federal, Inc.	265,539
10,851	Webster Financial Corp.	241,435
13,488	Weingarten Realty Investors REIT	388,994
563,215	Wells Fargo & Co.	19,616,778
170,244	Weyerhaeuser Co. REIT	5,127,749
948	White Mountains Insurance Group Ltd.	522,026
16,489	Willis Group Holdings PLC (Ireland)	588,822
63,192	XL Group PLC (Ireland)	1,751,682
39,053	Zions Bancorp.	910,716
		362,236,886
	Health Care - 10.5%
119,326	Abbott Laboratories	4,042,765
119,834	AbbVie, Inc.	4,396,709
7,090	Actavis, Inc.(a)	612,505
47,340	Aetna, Inc.	2,283,208
14,882	Agilent Technologies, Inc.	666,416
11,477	Alere, Inc.(a)	244,001
7,736	Allergan, Inc.	812,357
74,786	AmerisourceBergen Corp.	3,393,041
60,461	Amgen, Inc.	5,166,997
36,464	Baxter International, Inc.	2,473,718
16,869	Becton, Dickinson and Co.	1,417,671
8,781	Biogen Idec, Inc.(a)	1,370,538
279,624	Boston Scientific Corp.(a)	2,088,791
172,376	Bristol-Myers Squibb Co.	6,229,669
11,362	Brookdale Senior Living, Inc.(a)	306,888
4,240	C.R. Bard, Inc.	432,777
97,845	Cardinal Health, Inc.	4,286,589
26,843	CareFusion Corp.(a)	833,207
9,722	Celgene Corp.(a)	962,089
4,994	Centene Corp.(a)	215,541
4,370	Cerner Corp.(a)	360,744
5,093	Charles River Laboratories International, Inc.(a)	210,443
31,653	Cigna Corp.	1,846,636
37,060	Community Health Systems, Inc.	1,420,510
5,211	Covance, Inc.(a)	347,626
31,868	Coventry Health Care, Inc.	1,460,510
31,261	Covidien PLC (Ireland)	1,948,811
8,144	DaVita Healthcare Partners, Inc.(a)	939,899
7,501	DENTSPLY International, Inc.	313,242
2,995	Edwards Lifesciences Corp.(a)	269,340
137,767	Eli Lilly & Co.	7,396,710
8,268	Endo Health Solutions, Inc.(a)	261,765
34,808	Express Scripts Holding Co.(a)	1,859,443
26,050	Forest Laboratories, Inc.(a)	945,615
62,874	Gilead Sciences, Inc.(a)	2,480,379
45,065	HCA Holdings, Inc.	1,696,697
45,888	Health Management Associates, Inc., Class A(a)	479,071
23,616	Health Net, Inc.(a)	642,355
8,103	Henry Schein, Inc.(a)	699,613
6,471	Hill-Rom Holdings, Inc.	214,708
16,947	Hologic, Inc.(a)	404,016
16,369	Hospira, Inc.(a)	558,510
25,324	Humana, Inc.	1,883,093
545	Intuitive Surgical, Inc.(a)	313,037
238,823	Johnson & Johnson	17,653,796
31,358	Kindred Healthcare, Inc.(a)	338,039
7,425	Laboratory Corp. of America Holdings(a)	664,538
12,883	Life Technologies Corp.(a)	833,401
10,201	LifePoint Hospitals, Inc.(a)	445,886
5,034	Magellan Health Services, Inc.(a)	258,244
54,532	McKesson Corp.	5,738,402
3,048	MEDNAX, Inc.(a)	260,787
90,134	Medtronic, Inc.	4,200,244
281,066	Merck & Co., Inc.	12,156,105
1,244	Mettler-Toledo International, Inc.(a)	264,387
23,299	Mylan, Inc.(a)	658,663
16,166	Omnicare, Inc.	629,666
12,665	Owens & Minor, Inc.	387,676
9,165	Patterson Cos., Inc.	331,131
9,366	PerkinElmer, Inc.	330,058
1,917	Perrigo Co.	192,678
964,079	Pfizer, Inc.	26,300,075
14,795	Quest Diagnostics, Inc.	857,370
20,255	St. Jude Medical, Inc.	824,379
6,068	STERIS Corp.	228,946
16,510	Stryker Corp.	1,034,352
4,918	Teleflex, Inc.	368,850
32,447	Tenet Healthcare Corp.(a)	1,259,917
34,146	Thermo Fisher Scientific, Inc.	2,463,292
106,677	UnitedHealth Group, Inc.	5,889,637
19,077	Universal American Corp.	178,752
8,754	Universal Health Services, Inc., Class B	495,827
4,768	Varian Medical Systems, Inc.(a)	336,859
9,379	VCA Antech, Inc.(a)	202,586
33,993	Warner Chilcott PLC, Class A (Ireland)	481,681
2,919	Waters Corp.(a)	267,293
5,168	WellCare Health Plans, Inc.(a)	262,069
93,560	WellPoint, Inc.	6,064,559

10,036	Zimmer Holdings, Inc.	$748,686
		164,797,081
	Industrials - 11.2%
55,600	3M Co.	5,590,580
8,953	ABM Industries, Inc.	196,250
2,942	Acuity Brands, Inc.	202,410
25,465	ADT Corp. (The)	1,209,587
19,674	AECOM Technology Corp.(a)	503,064
17,089	AerCap Holdings NV (Netherlands)(a)	249,670
12,512	AGCO Corp.	663,136
10,257	Alaska Air Group, Inc.(a)	473,155
7,442	Alliant Techsystems, Inc.	481,646
9,255	AMETEK, Inc.	379,362
3,890	Armstrong World Industries, Inc.	213,911
4,269	Atlas Air Worldwide Holdings, Inc.(a)	192,489
21,182	Avery Dennison Corp.	815,719
52,525	Avis Budget Group, Inc.(a)	1,130,863
10,903	Babcock & Wilcox Co. (The)	290,456
6,047	BE Aerospace, Inc.(a)	311,360
67,912	Boeing Co. (The)	5,016,659
11,714	Briggs & Stratton Corp.	277,973
8,910	Brink’s Co. (The)	265,696
9,813	C.H. Robinson Worldwide, Inc.	649,130
5,414	Carlisle Cos., Inc.	347,308
39,293	Caterpillar, Inc.	3,866,038
12,454	Cintas Corp.	526,306
10,387	Con-way, Inc.	325,944
7,045	Copart, Inc.(a)	252,986
11,156	Corrections Corp. of America	422,701
12,092	Covanta Holding Corp.	238,454
5,176	Crane Co.	260,249
89,273	CSX Corp.	1,966,684
9,086	Cummins, Inc.	1,043,345
4,923	Curtiss-Wright Corp.	175,505
30,048	Danaher Corp.	1,800,777
28,604	Deere & Co.	2,690,492
192,011	Delta Air Lines, Inc.(a)	2,667,033
8,410	Deluxe Corp.	309,404
5,478	Donaldson Co., Inc.	206,028
14,675	Dover Corp.	1,015,216
79,204	DryShips, Inc. (Greece)(a)	171,081
2,801	Dun & Bradstreet Corp. (The)	228,394
29,688	Eaton Corp. PLC (Ireland)	1,690,732
15,025	EMCOR Group, Inc.	545,858
65,922	Emerson Electric Co.	3,774,034
6,155	EnerSys(a)	251,924
3,322	Engility Holdings, Inc.(a)	63,948
7,327	Equifax, Inc.	430,095
3,253	Esterline Technologies Corp.(a)	215,967
66,276	Exelis, Inc.	728,373
10,337	Expeditors International of Washington, Inc.	443,457
6,884	Fastenal Co.	341,997
34,986	FedEx Corp.	3,549,330
3,592	Flowserve Corp.	563,118
18,743	Fluor Corp.	1,215,109
12,646	Fortune Brands Home & Security, Inc.(a)	414,030
17,575	Foster Wheeler AG (Switzerland)(a)	458,883
5,052	FTI Consulting, Inc.(a)	164,190
2,739	Gardner Denver, Inc.	192,743
6,209	GATX Corp.	293,996
13,743	General Cable Corp.(a)	462,040
43,557	General Dynamics Corp.	2,887,829
1,584,219	General Electric Co.	35,296,399
15,868	GrafTech International Ltd.(a)	152,333
6,505	Granite Construction, Inc.	236,522
17,906	Harsco Corp.	456,424
95,361	Hertz Global Holdings, Inc.(a)	1,743,199
7,336	HNI Corp.	231,597
61,766	Honeywell International, Inc.	4,214,912
4,069	Hubbell, Inc., Class B	370,482
14,002	Huntington Ingalls Industries, Inc.	620,289
5,604	IDEX Corp.	279,584
42,069	Illinois Tool Works, Inc.	2,643,195
33,479	Ingersoll-Rand PLC (Ireland)	1,720,486
13,351	Iron Mountain, Inc.	456,738
41,812	ITT Corp.	1,073,732
4,815	J.B. Hunt Transport Services, Inc.	323,905
17,283	Jacobs Engineering Group, Inc.(a)	831,485
72,658	JetBlue Airways Corp.(a)	422,143
4,512	Joy Global, Inc.	285,023
5,591	Kansas City Southern	520,578
16,128	KBR, Inc.	503,516
14,820	Kelly Services, Inc., Class A	236,231
5,400	Kennametal, Inc.	221,454
3,166	Kirby Corp.(a)	223,678
20,133	L-3 Communications Holdings, Inc.	1,528,497
6,216	Lennox International, Inc.	357,482
5,274	Lincoln Electric Holdings, Inc.	284,427
42,621	Lockheed Martin Corp.	3,702,486
16,080	Manitowoc Co., Inc. (The)	283,008
22,518	Manpower, Inc.	1,159,677
80,069	Masco Corp.	1,472,469
4,798	Matson, Inc.	131,513
33,913	Meritor, Inc.(a)	154,643
4,900	Moog, Inc., Class A(a)	214,620
3,846	Mueller Industries, Inc.	205,223
20,616	Navistar International Corp.(a)	537,871
10,047	Nielsen Holdings NV (Netherlands)(a)	326,628
31,156	Norfolk Southern Corp.	2,145,714
53,901	Northrop Grumman Corp.	3,505,721
20,377	Oshkosh Corp.(a)	798,371
21,114	Owens Corning(a)	879,820
35,983	PACCAR, Inc.	1,693,360
4,914	Pall Corp.	335,626
11,837	Parker Hannifin Corp.	1,100,486
10,095	Pentair Ltd. (Switzerland)	511,615
48,782	Pitney Bowes, Inc.(b)	702,949
5,552	Precision Castparts Corp.	1,018,237
13,608	Quad/Graphics, Inc.(b)	295,294
22,512	Quanta Services, Inc.(a)	652,173
78,378	R.R. Donnelley & Sons Co.(b)	721,078
49,890	Raytheon Co.	2,628,205
3,221	Regal-Beloit Corp.	238,869
41,273	Republic Airways Holdings, Inc.(a)	346,280
38,181	Republic Services, Inc.	1,217,592
11,799	Robert Half International, Inc.	415,797
8,215	Rockwell Automation, Inc.	732,696
10,153	Rockwell Collins, Inc.	597,809
3,908	Roper Industries, Inc.	458,995
11,591	Ryder System, Inc.	658,137
10,764	Seaspan Corp. (Hong Kong)(b)	201,717
16,327	Shaw Group, Inc. (The)(a)	772,594
25,298	SkyWest, Inc.	319,767

5,346	Snap-On, Inc.	$433,133
72,227	Southwest Airlines Co.	809,665
13,513	Spirit Aerosystems Holdings, Inc., Class A(a)	215,397
6,241	SPX Corp.	465,766
11,338	Stanley Black & Decker, Inc.	871,099
23,166	Steelcase, Inc., Class A	315,753
2,413	Stericycle, Inc.(a)	227,667
3,128	Teledyne Technologies, Inc.(a)	213,517
23,890	Terex Corp.(a)	773,558
38,926	Textron, Inc.	1,119,512
8,404	Timken Co. (The)	450,538
2,695	TransDigm Group, Inc.	365,011
9,797	Trinity Industries, Inc.	388,941
2,887	Triumph Group, Inc.	203,158
16,718	Tutor Perini Corp.(a)	277,352
50,929	Tyco International Ltd. (Switzerland)	1,539,584
28,912	Union Pacific Corp.	3,800,771
75,824	United Continental Holdings, Inc.(a)	1,831,150
55,845	United Parcel Service, Inc., Class B	4,427,950
9,522	United Rentals, Inc.(a)	482,004
11,897	United Stationers, Inc.	396,646
75,823	United Technologies Corp.	6,639,820
17,448	URS Corp.	723,743
17,479	USG Corp.(a)(b)	513,708
14,914	UTi Worldwide, Inc. (British Virgin Islands)	220,131
3,256	W.W. Grainger, Inc.	709,222
5,454	Waste Connections, Inc.	196,453
62,206	Waste Management, Inc.	2,263,054
8,913	Werner Enterprises, Inc.	210,525
4,865	WESCO International, Inc.(a)	354,804
17,441	Xylem, Inc.	487,127
27,253	YRC Worldwide, Inc.(a)(b)	170,059
		174,782,883
	Information Technology - 9.4%
30,945	Accenture PLC, Class A (Ireland)	2,224,636
35,615	Activision Blizzard, Inc.	405,655
25,061	Adobe Systems, Inc.(a)	948,058
69,551	Advanced Micro Devices, Inc.(a)(b)	180,833
7,409	Akamai Technologies, Inc.(a)	301,620
2,201	Alliance Data Systems Corp.(a)	346,878
8,638	Altera Corp.	288,682
16,775	Amdocs Ltd. (Guernsey)	598,700
39,645	Amkor Technology, Inc.(a)(b)	183,556
6,621	Amphenol Corp., Class A	447,381
18,162	Analog Devices, Inc.	792,590
4,912	Anixter International, Inc.	330,479
2,850	ANSYS, Inc.(a)	209,760
43,196	AOL, Inc.(a)	1,323,957
14,267	Apple, Inc.	6,495,908
118,294	Applied Materials, Inc.	1,527,176
28,609	Arrow Electronics, Inc.(a)	1,099,158
19,075	Atmel Corp.(a)	127,802
8,549	Autodesk, Inc.(a)	332,385
31,624	Automatic Data Processing, Inc.	1,874,987
7,208	Avago Technologies Ltd., Class A (Singapore)	257,830
32,320	Avnet, Inc.(a)	1,142,835
13,963	Benchmark Electronics, Inc.(a)	245,190
9,760	BMC Software, Inc.(a)	405,528
15,006	Broadcom Corp., Class A	486,945
10,117	Broadridge Financial Solutions, Inc.	238,458
49,471	Brocade Communications Systems, Inc.(a)	282,974
23,390	CA, Inc.	580,540
4,176	CACI International, Inc., Class A(a)(b)	223,959
5,810	Check Point Software Technologies Ltd. (Israel)(a)	290,500
377,780	Cisco Systems, Inc.	7,770,935
4,512	Citrix Systems, Inc.(a)	330,098
7,744	Cognizant Technology Solutions Corp., Class A(a)	605,426
46,096	Computer Sciences Corp.	1,926,813
19,087	Compuware Corp.(a)	221,791
22,500	Convergys Corp.	382,950
55,856	CoreLogic, Inc.(a)	1,465,661
148,429	Corning, Inc.	1,781,148
6,874	Cree, Inc.(a)	296,613
247,611	Dell, Inc.	3,278,370
7,256	Diebold, Inc.	213,617
4,223	DST Systems, Inc.	282,688
59,397	eBay, Inc.(a)	3,322,074
21,394	Electronic Arts, Inc.(a)	336,528
95,316	EMC Corp.(a)	2,345,727
1,641	Equinix, Inc.(a)	353,521
29,080	Fidelity National Information Services, Inc.	1,079,159
9,889	First Solar, Inc.(a)	278,672
10,983	Fiserv, Inc.(a)	882,045
237,587	Flextronics International Ltd. (Singapore)(a)	1,475,415
9,365	FLIR Systems, Inc.	222,606
3,687	Global Payments, Inc.	181,622
7,735	Google, Inc., Class A(a)	5,845,262
12,668	Harris Corp.	585,262
390,446	Hewlett-Packard Co.	6,446,263
6,794	IAC/InterActiveCorp.	280,252
72,912	Ingram Micro, Inc., Class A(a)	1,325,540
13,227	Insight Enterprises, Inc.(a)	259,249
398,748	Intel Corp.	8,389,658
61,936	International Business Machines Corp.	12,577,343
16,910	Intersil Corp., Class A	146,271
10,090	Intuit, Inc.	629,414
5,177	Itron, Inc.(a)	240,161
26,503	Jabil Circuit, Inc.	501,172
15,165	Juniper Networks, Inc.(a)	339,393
8,422	KLA-Tencor Corp.	462,452
5,327	Lam Research Corp.(a)	219,153
11,656	Lender Processing Services, Inc.	280,210
12,667	Lexmark International, Inc., Class A(b)	304,768
11,935	Linear Technology Corp.	437,060
31,332	LSI Corp.(a)	220,577
42,924	Marvell Technology Group Ltd. (Bermuda)	397,047
2,050	MasterCard, Inc., Class A	1,062,720
20,933	Maxim Integrated Products, Inc.	658,343
98,182	MEMC Electronic Materials, Inc.(a)	408,437
15,165	Microchip Technology, Inc.	507,269
157,027	Micron Technology, Inc.(a)	1,187,124
458,468	Microsoft Corp.	12,594,116
6,894	Molex, Inc.	187,241
7,611	Molex, Inc., Class A	171,171
25,868	Monster Worldwide, Inc.(a)	150,034
48,412	Motorola Solutions, Inc.	2,826,777

16,811	NCR Corp.(a)	$466,841
13,645	NetApp, Inc.(a)	491,220
6,710	Nuance Communications, Inc.(a)	161,375
33,351	NVIDIA Corp.	408,883
10,464	NXP Semiconductor NV (Netherlands)(a)	313,815
32,173	ON Semiconductor Corp.(a)	252,558
200,332	Oracle Corp.	7,113,789
28,135	Paychex, Inc.	918,045
55,964	QUALCOMM, Inc.	3,695,303
70,636	SAIC, Inc.	854,696
15,094	SanDisk Corp.(a)	754,549
38,653	Sanmina Corp.(a)	367,977
36,740	Seagate Technology PLC (Ireland)	1,248,425
58,931	Symantec Corp.(a)	1,282,928
8,948	Synopsys, Inc.(a)	299,221
40,462	TE Connectivity Ltd. (Switzerland)	1,573,163
23,951	Tech Data Corp.(a)	1,219,345
52,302	Tellabs, Inc.	119,249
4,093	Teradata Corp.(a)	272,839
11,299	Teradyne, Inc.(a)	182,592
74,738	Texas Instruments, Inc.	2,472,333
21,598	Total System Services, Inc.	502,153
4,218	Trimble Navigation Ltd.(a)	263,625
18,924	Unisys Corp.(a)	420,302
15,649	Visa, Inc., Class A	2,471,134
26,182	Vishay Intertechnology, Inc.(a)	287,740
24,638	Western Digital Corp.	1,157,986
33,546	Western Union Co. (The)	477,360
222,224	Xerox Corp.	1,780,014
14,087	Xilinx, Inc.	514,035
105,182	Yahoo!, Inc.(a)	2,064,723
		147,276,396
	Materials - 3.7%
16,811	Air Products & Chemicals, Inc.	1,469,786
3,862	Airgas, Inc.	367,817
45,382	AK Steel Holding Corp.(b)	181,528
4,426	Albemarle Corp.	271,358
274,644	Alcoa, Inc.	2,427,853
11,363	Allegheny Technologies, Inc.	359,639
4,739	AptarGroup, Inc.	244,201
12,474	Ashland, Inc.	979,334
14,296	Ball Corp.	636,458
14,730	Bemis Co., Inc.	525,566
7,103	Cabot Corp.	265,865
10,033	Celanese Corp., Series A	470,347
2,794	CF Industries Holdings, Inc.	640,301
18,279	Chemtura Corp.(a)	433,578
8,146	Cliffs Natural Resources, Inc.(b)	303,927
6,518	Coeur d’Alene Mines Corp.(a)	141,441
36,262	Commercial Metals Co.	603,762
16,987	Crown Holdings, Inc.(a)	643,128
4,875	Cytec Industries, Inc.	357,337
5,783	Domtar Corp.	481,319
161,669	Dow Chemical Co. (The)	5,205,742
81,539	E.I. du Pont de Nemours & Co.	3,869,026
12,595	Eastman Chemical Co.	896,134
11,628	Ecolab, Inc.	841,867
6,470	FMC Corp.	397,711
80,582	Freeport-McMoRan Copper & Gold, Inc.	2,840,515
3,213	Greif, Inc., Class A	150,947
1,165	Greif, Inc., Class B	58,902
37,329	Huntsman Corp.	658,110
5,695	International Flavors & Fragrances, Inc.	401,099
64,631	International Paper Co.	2,677,016
52,173	LyondellBasell Industries NV, Class A (Netherlands)	3,308,812
3,825	Martin Marietta Materials, Inc.	377,642
25,027	MeadWestvaco Corp.	784,596
25,823	Monsanto Co.	2,617,161
18,343	Mosaic Co. (The)	1,123,509
30,521	Newmont Mining Corp.	1,311,182
49,403	Nucor Corp.	2,273,032
10,280	Olin Corp.	239,113
7,021	OM Group, Inc.(a)	193,920
34,451	Owens-Illinois, Inc.(a)	819,934
11,391	Packaging Corp. of America	437,756
13,521	PolyOne Corp.	295,299
15,754	PPG Industries, Inc.(b)	2,172,004
16,333	Praxair, Inc.	1,802,673
10,298	Reliance Steel & Aluminum Co.	666,487
28,904	Resolute Forest Products(a)(b)	394,251
3,464	Rock-Tenn Co., Class A	273,483
6,897	Rockwood Holdings, Inc.	377,473
17,053	RPM International, Inc.	532,224
6,327	Scotts Miracle-Gro Co. (The), Class A	276,616
26,535	Sealed Air Corp.	496,735
4,780	Sensient Technologies Corp.	182,118
7,363	Sherwin-Williams Co. (The)	1,193,837
5,296	Sigma-Aldrich Corp.	409,540
4,390	Silgan Holdings, Inc.	188,331
14,144	Sonoco Products Co.	438,323
25,934	Southern Copper Corp.	1,021,540
35,873	Steel Dynamics, Inc.	545,628
42,401	United States Steel Corp.(b)	947,662
7,454	Valspar Corp. (The)	494,051
15,370	Vulcan Materials Co.	869,327
4,061	W.R. Grace & Co.(a)	291,580
2,864	Walter Energy, Inc.	107,543
12,572	Worthington Industries, Inc.	345,479
		57,610,475
	Telecommunication Services - 4.6%
952,268	AT&T, Inc.	33,129,404
37,055	CenturyLink, Inc.	1,498,875
51,715	Cincinnati Bell, Inc.(a)	245,646
8,415	Crown Castle International Corp.(a)	593,426
239,544	Frontier Communications Corp.(b)	1,094,716
16,237	Level 3 Communications, Inc.(a)	386,765
37,228	MetroPCS Communications, Inc.(a)	373,397
39,834	NII Holdings, Inc.(a)(b)	278,838
1,574,985	Sprint Nextel Corp.(a)	8,867,165
25,464	Telephone & Data Systems, Inc.	643,985
10,085	tw telecom, inc.(a)	278,649
527,220	Verizon Communications, Inc.	22,992,064
87,308	Windstream Corp.(b)	850,380
		71,233,310
	Utilities - 4.8%
169,098	AES Corp. (The)	1,833,022
8,865	AGL Resources, Inc.	370,557
4,395	ALLETE, Inc.	202,785
15,073	Alliant Energy Corp.	690,946
53,420	Ameren Corp.	1,732,945
78,417	American Electric Power Co., Inc.	3,551,506
16,901	American Water Works Co., Inc.	646,970
11,037	Aqua America, Inc.	300,538

19,552	Atmos Energy Corp.	$730,463
8,929	Avista Corp.	230,904
6,407	Black Hills Corp.	258,522
51,882	Calpine Corp.(a)	1,023,632
62,579	CenterPoint Energy, Inc.	1,279,115
5,919	Cleco Corp.	253,037
33,720	CMS Energy Corp.	866,604
41,129	Consolidated Edison, Inc.	2,339,418
67,755	Dominion Resources, Inc.	3,666,223
28,951	DTE Energy Co.	1,832,888
66,651	Duke Energy Corp.	4,581,590
53,613	Edison International	2,583,610
34,055	Entergy Corp.	2,199,953
113,563	Exelon Corp.	3,570,421
59,254	FirstEnergy Corp.	2,399,194
26,177	Great Plains Energy, Inc.	560,188
15,479	Hawaiian Electric Industries, Inc.	417,469
6,081	IDACORP, Inc.	282,219
15,519	Integrys Energy Group, Inc.	848,734
2,657	ITC Holdings Corp.	215,217
28,090	MDU Resources Group, Inc.	655,059
8,320	National Fuel Gas Co.	452,608
5,341	New Jersey Resources Corp.	224,482
52,570	NextEra Energy, Inc.	3,787,669
48,174	NiSource, Inc.	1,302,143
22,978	Northeast Utilities	935,894
5,579	NorthWestern Corp.	206,367
90,254	NRG Energy, Inc.	2,166,096
34,981	NV Energy, Inc.	662,190
10,968	OGE Energy Corp.	643,931
25,111	ONEOK, Inc.	1,180,468
53,556	Pepco Holdings, Inc.	1,045,413
63,874	PG&E Corp.	2,723,587
8,384	Piedmont Natural Gas Co., Inc.	266,276
17,122	Pinnacle West Capital Corp.	913,972
15,698	PNM Resources, Inc.	335,309
12,660	Portland General Electric Co.	363,595
64,686	PPL Corp.	1,959,339
82,434	Public Service Enterprise Group, Inc.	2,570,292
23,438	Questar Corp.	544,465
19,108	SCANA Corp.	894,446
29,613	Sempra Energy	2,222,456
95,069	Southern Co. (The)	4,204,902
6,205	Southwest Gas Corp.	276,371
33,724	TECO Energy, Inc.	599,276
19,727	UGI Corp.	695,180
5,558	UIL Holdings Corp.	206,813
5,808	UNS Energy Corp.	263,044
13,121	Vectren Corp.	414,099
17,013	Westar Energy, Inc.	511,581
7,539	WGL Holdings, Inc.	316,110
20,570	Wisconsin Energy Corp.	811,075
68,340	Xcel Energy, Inc.	1,898,485
		75,721,663
	Total Common Stocks and Other Equity Interests (Cost $1,346,977,169)	1,562,987,707

	Money Market Fund - 0.0%
592,483	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $592,483)	592,483

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,347,569,652)-100.0%	1,563,580,190

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.3%
20,024,802	Invesco Liquid Assets Portfolio - Institutional Class (Cost $20,024,802)(d)(e)	20,024,802

	Total Investments (Cost $1,367,594,454)(f)-101.3%	1,583,604,992
	Liabilities in excess of other assets-(1.3)%	(20,555,975)
	Net Assets-100.0%	$1,563,049,017

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the nine months ended January 31, 2013.

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2013	Dividend Income
Invesco Ltd.	$500,526	$80,554	$(58,724)	$46,884	$5,081	$574,321	$10,662

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(f) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $1,410,955,696. The net unrealized appreciation was $172,649,296 which consisted of aggregate gross unrealized appreciation of $261,465,912 and aggregate gross unrealized depreciation of $88,816,616.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.1%
36,661	1-800-FLOWERS.COM, Inc., Class A(a)	$147,377
5,198	AFC Enterprises, Inc.(a)	151,054
14,391	AH Belo Corp., Class A	75,984
15,536	Ambassadors Group, Inc.	76,592
10,099	AMC Networks, Inc., Class A(a)	575,340
90,825	American Apparel, Inc.(a)(b)	128,971
47,308	American Axle & Manufacturing Holdings, Inc.(a)	552,557
54,639	American Greetings Corp., Class A(b)	874,224
2,908	American Public Education, Inc.(a)	112,045
3,276	America’s Car-Mart, Inc.(a)	130,450
38,577	Ameristar Casinos, Inc.	1,022,291
7,370	Arbitron, Inc.	345,653
29,418	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)(b)	404,203
3,519	Arctic Cat, Inc.(a)	127,177
6,323	Ascent Capital Group, Inc., Class A(a)	402,838
14,961	Bally Technologies, Inc.(a)	720,522
44,457	Beazer Homes USA, Inc.(a)(b)	836,681
21,975	bebe Stores, Inc.	91,856
87,670	Belo Corp., Class A	742,565
29,795	Big 5 Sporting Goods Corp.	413,257
804	Biglari Holdings, Inc.(a)	296,580
4,835	BJ’s Restaurants, Inc.(a)	154,575
3,231	Blue Nile, Inc.(a)	108,206
10,372	Blyth, Inc.(b)	145,312
21,888	Bob Evans Farms, Inc.	968,982
46,424	Bon-Ton Stores, Inc. (The)(b)	582,621
6,602	Bravo Brio Restaurant Group, Inc.(a)	98,370
4,005	Bridgepoint Education, Inc.(a)(b)	42,253
67,900	Brown Shoe Co., Inc.	1,170,596
12,170	Buckle, Inc. (The)(b)	569,313
2,474	Buffalo Wild Wings, Inc.(a)	181,963
39,369	Build-A-Bear Workshop, Inc.(a)	161,413
78,460	Callaway Golf Co.(b)	514,698
4,494	Capella Education Co.(a)	122,776
11,444	Carmike Cinemas, Inc.(a)	182,532
12,728	Carrols Restaurant Group, Inc.(a)	79,805
40,804	Casual Male Retail Group, Inc.(a)	187,290
16,118	Cato Corp. (The), Class A	444,373
1,977	Cavco Industries, Inc.(a)	102,527
13,473	CEC Entertainment, Inc.	444,070
103,165	Central European Media Enterprises Ltd., Class A (Bermuda)(a)(b)	609,705
27,629	Cheesecake Factory, Inc. (The)	916,178
11,015	Cherokee, Inc.	155,642
57,187	Chico’s FAS, Inc.	1,025,363
17,285	Children’s Place Retail Stores, Inc. (The)(a)	861,484
7,572	Choice Hotels International, Inc.	272,895
53,497	Christopher & Banks Corp.(a)	331,681
4,762	Churchill Downs, Inc.	307,911
16,974	Citi Trends, Inc.(a)	219,644
41,286	Clear Channel Outdoor Holdings, Inc., Class A(a)	309,645
10,545	Coinstar, Inc.(a)(b)	536,530
50,826	Coldwater Creek, Inc.(a)(b)	192,631
7,128	Columbia Sportswear Co.(b)	364,170
23,472	Conn’s, Inc.(a)(b)	667,544
163,805	Corinthian Colleges, Inc.(a)(b)	402,960
14,816	Cracker Barrel Old Country Store, Inc.	960,373
20,812	Crocs, Inc.(a)	309,266
6,823	CSS Industries, Inc.	154,950
18,995	CTC Media, Inc.	203,247
39,728	Cumulus Media, Inc., Class A(a)(b)	129,116
8,109	Deckers Outdoor Corp.(a)(b)	323,955
16,321	Delphi Automotive PLC (Jersey Islands)(a)	630,970
6,413	Delta Apparel, Inc.(a)	92,668
77,148	Denny’s Corp.(a)	390,369
11,727	Destination Maternity Corp.	267,024
23,918	DeVry, Inc.	602,016
29,375	Digital Generation, Inc.(a)(b)	294,044
10,053	DineEquity, Inc.(a)	736,483
8,105	Dorman Products, Inc.	280,676
42,208	DreamWorks Animation SKG, Inc., Class A(a)(b)	734,841
8,473	Drew Industries, Inc.	310,281
9,283	DSW, Inc., Class A	621,311
9,690	Dunkin’ Brands Group, Inc.	353,782
41,699	E.W. Scripps Co. (The), Class A(a)	458,272
31,107	Education Management Corp.(a)(b)	134,693
49,718	Entercom Communications Corp., Class A(a)	394,761
18,182	Ethan Allen Interiors, Inc.	525,642
29,145	Express, Inc.(a)	535,685
42,698	Federal-Mogul Corp.(a)	398,799
13,154	Fiesta Restaurant Group, Inc.(a)	234,273
91,174	Fifth & Pacific Cos., Inc.(a)	1,376,727
21,583	Finish Line, Inc. (The), Class A	402,307
4,024	Fisher Communications, Inc.	142,772
37,586	Fred’s, Inc., Class A	496,887
10,622	Fuel Systems Solutions, Inc.(a)	155,931
138,904	Furniture Brands International, Inc.(a)	191,688
11,212	Genesco, Inc.(a)	698,844
14,019	G-III Apparel Group Ltd.(a)	503,142
22,484	GNC Holdings, Inc., Class A	808,075
5,142	Gordmans Stores, Inc.(a)	61,395
8,418	Grand Canyon Education, Inc.(a)	200,853
41,163	Gray Television, Inc.(a)	153,950
52,254	Harte-Hanks, Inc.	427,960
17,266	Haverty Furniture Cos., Inc.	310,788
12,319	Helen of Troy Ltd.(a)	445,948
20,598	hhgregg, Inc.(a)(b)	174,671
6,178	Hibbett Sports, Inc.(a)	325,333
28,647	Hillenbrand, Inc.	709,013
36,136	Hot Topic, Inc.	401,110
259,913	Hovnanian Enterprises, Inc., Class A(a)(b)	1,484,103
30,656	Iconix Brand Group, Inc.(a)	737,277
18,356	International Speedway Corp., Class A	503,138
20,200	Interval Leisure Group, Inc.	399,960
22,533	Isle of Capri Casinos, Inc.(a)	158,407
12,655	ITT Educational Services, Inc.(a)(b)	213,110
30,423	JAKKS Pacific, Inc.	397,324
9,847	Jos. A. Bank Clothiers, Inc.(a)	399,197

35,319	Journal Communications, Inc., Class A(a)	$193,548
8,053	K12, Inc.(a)	148,658
8,218	Kirkland’s, Inc.(a)	95,082
18,850	Krispy Kreme Doughnuts, Inc.(a)	245,050
58,431	K-Swiss, Inc., Class A(a)	275,210
31,259	La-Z-Boy, Inc.	488,891
18,046	LeapFrog Enterprises, Inc.(a)	162,594
19,334	Libbey, Inc.(a)	363,093
15,755	Life Time Fitness, Inc.(a)	799,251
6,470	Lifetime Brands, Inc.	68,841
39,724	LIN TV Corp., Class A(a)	423,855
30,261	Lincoln Educational Services Corp.	167,646
47,707	Lions Gate Entertainment Corp. (Canada)(a)(b)	873,992
22,689	Lithia Motors, Inc., Class A	981,753
4,093	Lululemon Athletica, Inc.(a)	282,417
7,847	Lumber Liquidators Holdings, Inc.(a)(b)	464,385
18,465	M/I Homes, Inc.(a)	502,987
22,730	Madison Square Garden Co. (The), Class A(a)	1,182,415
12,587	Maidenform Brands, Inc.(a)	244,314
17,412	Marcus Corp.	231,580
24,075	MarineMax, Inc.(a)	281,196
14,778	Matthews International Corp., Class A	484,127
170,744	McClatchy Co. (The), Class A(a)(b)	498,572
30,923	MDC Holdings, Inc.	1,215,892
31,065	Media General, Inc., Class A(a)(b)	132,337
24,381	Meredith Corp.(b)	884,055
29,798	Meritage Homes Corp.(a)	1,318,264
58,471	Modine Manufacturing Co.(a)	495,834
6,023	Monro Muffler Brake, Inc.(b)	218,153
27,237	Morgans Hotel Group Co.(a)	146,807
3,670	Morningstar, Inc.	248,422
11,447	Motorcar Parts of America, Inc.(a)(b)	76,351
8,220	Movado Group, Inc.	300,523
13,786	Multimedia Games Holding Co., Inc.(a)	233,535
8,275	NACCO Industries, Inc., Class A	539,199
24,441	National CineMedia, Inc.	373,458
6,255	Netflix, Inc.(a)	1,033,576
38,145	New York & Co., Inc.(a)	149,147
9,868	Nexstar Broadcasting Group, Inc., Class A(a)	141,902
27,995	Nutrisystem, Inc.	252,795
51,433	Orbitz Worldwide, Inc.(a)	148,641
42,306	Orient-Express Hotels Ltd., Class A(a)	491,596
25,798	Overstock.com, Inc.(a)(b)	346,725
6,385	Oxford Industries, Inc.	315,291
116,467	Pacific Sunwear of California, Inc.(a)(b)	230,605
4,548	Panera Bread Co., Class A(a)	726,816
9,674	Papa John’s International, Inc.(a)	542,711
44,362	Pep Boys - Manny, Moe & Jack (The)(a)	493,749
16,386	Perry Ellis International, Inc.	316,250
7,595	PetMed Express, Inc.	99,039
22,558	Pier 1 Imports, Inc.	489,283
55,841	Pinnacle Entertainment, Inc.(a)	868,328
19,070	Pool Corp.	873,787
161,331	Quiksilver, Inc.(a)	1,055,105
9,330	Red Lion Hotels Corp.(a)(b)	69,695
9,060	Red Robin Gourmet Burgers, Inc.(a)	334,948
78,863	Ruby Tuesday, Inc.(a)	593,838
5,888	Rue21, Inc.(a)	174,932
26,653	Ruth’s Hospitality Group, Inc.(a)	206,827
46,009	Ryland Group, Inc. (The)	1,827,477
34,641	Sally Beauty Holdings, Inc.(a)	919,372
24,916	Scholastic Corp.	739,009
502	School Specialty, Inc.(a)(b)	52
51,977	Scientific Games Corp., Class A(a)	462,076
60,520	Sealy Corp.(a)(b)	130,723
8,435	Select Comfort Corp.(a)	185,739
12,331	SHFL entertainment, Inc.(a)	182,499
13,161	Shoe Carnival, Inc.	269,406
7,066	Shutterfly, Inc.(a)	233,743
17,990	Sinclair Broadcast Group, Inc., Class A	247,902
207,006	Sirius XM Radio, Inc.(b)	649,999
16,179	Six Flags Entertainment Corp.	1,018,306
51,520	Skechers U.S.A., Inc., Class A(a)	978,880
14,705	Skyline Corp.(a)	70,143
31,209	Smith & Wesson Holding Corp.(a)(b)	268,397
2,277	SodaStream International Ltd. (Israel)(a)(b)	109,501
53,613	Sonic Corp.(a)	598,321
18,019	Sotheby’s	647,242
33,711	Spartan Motors, Inc.	191,141
9,652	Speedway Motorsports, Inc.	157,907
38,680	Stage Stores, Inc.	883,838
12,056	Standard Motor Products, Inc.	279,820
59,469	Standard Pacific Corp.(a)(b)	493,593
36,583	Stein Mart, Inc.	308,761
6,003	Steiner Leisure Ltd.(a)	270,435
4,800	Steinway Musical Instruments, Inc.(a)	106,752
6,925	Steven Madden Ltd.(a)	319,104
60,509	Stewart Enterprises, Inc., Class A	499,199
26,102	Stoneridge, Inc.(a)	163,399
4,849	Strayer Education, Inc.	275,908
2,788	Sturm Ruger & Co., Inc.(b)	141,547
21,945	Superior Industries International, Inc.	444,825
52,892	SuperMedia, Inc.(a)(b)	197,816
7,201	Systemax, Inc.	70,498
6,591	Tempur-Pedic International, Inc.(a)	256,785
21,666	Texas Roadhouse, Inc.	381,105
26,490	Thor Industries, Inc.	1,114,699
7,842	Tower International, Inc.(a)	75,989
10,134	Town Sports International Holdings, Inc.	106,711
118,302	TravelCenters of America LLC(a)	907,376
17,093	TripAdvisor, Inc.(a)	791,064
9,008	True Religion Apparel, Inc.	213,580
53,742	Tuesday Morning Corp.(a)	451,433
5,020	Ulta Salon, Cosmetics & Fragrance, Inc.	491,056
6,538	Under Armour, Inc., Class A(a)	332,588
20,245	Unifi, Inc.(a)	273,308
9,357	Universal Electronics, Inc.(a)	178,719
10,662	Universal Technical Institute, Inc.	120,481
19,373	Vail Resorts, Inc.	1,023,863
78,378	ValueVision Media, Inc., Class A(a)(b)	212,404
2,158	Vera Bradley, Inc.(a)(b)	54,576
7,674	Vitamin Shoppe, Inc.(a)	468,728
19,961	VOXX International Corp., Class A(a)	192,823
6,981	Weight Watchers International, Inc.(b)	373,274
14,745	West Marine, Inc.(a)	176,645
82,526	Wet Seal, Inc. (The), Class A(a)	231,073
23,542	Winnebago Industries, Inc.(a)	440,706
32,342	WMS Industries, Inc.(a)	800,465
16,991	Wolverine World Wide, Inc.	730,613
31,151	World Wrestling Entertainment, Inc., Class A(b)	266,653
147,626	Zale Corp.(a)	726,320

5,612	Zumiez, Inc.(a)	$118,413
		95,473,935
	Consumer Staples - 3.4%
20,526	Adecoagro S.A. (Luxembourg)(a)	174,471
72,808	Alliance One International, Inc.(a)	263,565
17,346	Andersons, Inc. (The)	817,864
18,505	B&G Foods, Inc.	586,609
1,576	Boston Beer Co., Inc. (The), Class A(a)(b)	221,176
26,220	Boulder Brands, Inc.(a)	352,135
5,098	Calavo Growers, Inc.	126,991
9,736	Cal-Maine Foods, Inc.	405,797
15,242	Central Garden & Pet Co.(a)	146,323
43,358	Central Garden & Pet Co., Class A(a)	417,104
4,543	Coca-Cola Bottling Co. Consolidated	294,068
28,362	Darling International, Inc.(a)	478,467
10,726	Diamond Foods, Inc.(a)(b)	153,167
13,177	Elizabeth Arden, Inc.(a)	506,129
6,295	Fresh Market, Inc. (The)(a)	307,763
7,856	Green Mountain Coffee Roasters, Inc.(a)	357,684
15,098	Hain Celestial Group, Inc. (The)(a)	860,435
13,860	Ingles Markets, Inc., Class A	265,973
5,537	Inter Parfums, Inc.	120,208
5,244	J & J Snack Foods Corp.	357,379
7,453	Lancaster Colony Corp.	532,591
5,144	Medifast, Inc.(a)	126,182
11,588	Monster Beverage Corp.(a)	555,065
8,839	National Beverage Corp.	122,067
12,486	Nu Skin Enterprises, Inc., Class A(b)	528,907
7,209	Nutraceutical International Corp.	126,734
17,474	Omega Protein Corp.(a)	120,745
89,004	Pilgrim’s Pride Corp.(a)	752,084
20,356	Prestige Brands Holdings, Inc.(a)	436,636
6,224	PriceSmart, Inc.	479,310
11,499	Revlon, Inc., Class A(a)	181,109
13,463	Sanderson Farms, Inc.	679,612
8,922	Seneca Foods Corp., Class A(a)	267,749
24,619	Snyders-Lance, Inc.	626,061
27,109	Spartan Stores, Inc.	440,250
24,287	Spectrum Brands Holdings, Inc.(a)	1,229,894
19,132	Susser Holdings Corp.(a)	800,866
10,355	Tootsie Roll Industries, Inc.(b)	280,621
15,425	TreeHouse Foods, Inc.(a)	816,445
3,267	USANA Health Sciences, Inc.(a)(b)	115,815
26,832	Vector Group Ltd.	416,969
4,057	Village Super Market, Inc., Class A	129,783
6,256	WD-40 Co.	334,196
9,079	Weis Markets, Inc.	365,521
21,530	Zhongpin, Inc.(a)(b)	273,000
		17,951,520
	Energy - 4.8%
2,272	Adams Resources & Energy, Inc.	81,088
35,875	Alon USA Energy, Inc.	703,867
15,720	Amyris, Inc.(a)(b)	47,789
4,914	Approach Resources, Inc.(a)	130,663
27,416	Basic Energy Services, Inc.(a)(b)	354,489
14,836	Berry Petroleum Co., Class A	546,261
33,063	BPZ Resources, Inc.(a)(b)	104,148
196,392	Cal Dive International, Inc.(a)(b)	373,145
20,932	Callon Petroleum Co.(a)	107,800
3,408	CARBO Ceramics, Inc.(b)	273,015
10,972	Carrizo Oil & Gas, Inc.(a)	235,679
2,311	Clayton Williams Energy, Inc.(a)	92,093
7,566	Clean Energy Fuels Corp.(a)(b)	96,920
48,720	Cloud Peak Energy, Inc.(a)	853,087
7,893	Cobalt International Energy, Inc.(a)	191,090
47,577	Comstock Resources, Inc.(a)	694,148
3,542	Contango Oil & Gas Co.	152,058
3,363	Continental Resources, Inc.(a)	279,533
4,503	Core Laboratories NV (Netherlands)	574,763
27,115	Crimson Exploration, Inc.(a)	82,972
48,388	Crosstex Energy, Inc.	817,757
5,011	Dawson Geophysical Co.(a)	133,894
21,334	Delek US Holdings, Inc.	724,716
14,814	DHT Holdings, Inc. (Marshall Islands)	67,552
6,868	Dril-Quip, Inc.(a)	556,926
13,833	Endeavour International Corp.(a)(b)	75,252
12,296	Energy XXI Bermuda Ltd. (Bermuda)	385,111
21,938	EPL Oil & Gas, Inc.(a)	536,603
33,519	Gastar Exploration Ltd. (Canada)(a)	36,536
1,420	Geospace Technologies Corp.(a)	128,027
10,418	Global Geophysical Services, Inc.(a)	39,797
5,040	GMX Resources, Inc.(a)(b)	33,214
10,358	Goodrich Petroleum Corp.(a)	102,959
78,922	Gran Tierra Energy, Inc. (Canada)(a)	420,654
14,928	Green Plains Renewable Energy, Inc.(a)	116,588
7,281	Gulf Island Fabrication, Inc.	169,065
12,913	Gulfmark Offshore, Inc., Class A	448,856
5,217	Gulfport Energy Corp.(a)	215,306
17,008	Harvest Natural Resources, Inc.(a)(b)	157,834
22,649	Heckmann Corp.(a)(b)	86,972
162,812	Hercules Offshore, Inc.(a)	1,071,303
15,875	Hornbeck Offshore Services, Inc.(a)	584,359
7,052	InterOil Corp. (Canada)(a)(b)	420,863
60,727	ION Geophysical Corp.(a)	412,944
57,507	James River Coal Co.(a)(b)	173,096
22,853	Knightsbridge Tankers Ltd. (Bermuda)	152,658
11,462	Kodiak Oil & Gas Corp. (Canada)(a)	105,450
31,440	L&L Energy, Inc.(a)	54,391
35,589	Lone Pine Resources, Inc.(a)	40,927
5,669	Lufkin Industries, Inc.	328,292
18,130	Matrix Service Co.(a)	258,896
45,527	McMoRan Exploration Co.(a)(b)	719,782
17,948	Miller Energy Resources, Inc.(a)(b)	72,330
3,491	Mitcham Industries, Inc.(a)	51,737
7,594	Natural Gas Services Group, Inc.(a)	138,135
52,189	Newpark Resources, Inc.(a)	449,869
46,877	Nordic American Tankers Ltd. (Bermuda)(b)	405,017
7,053	Northern Oil And Gas, Inc.(a)	116,657
5,941	Oasis Petroleum, Inc.(a)	213,163
15,227	Ocean Rig UDW, Inc. (Marshall Islands)(a)	263,123
107,116	Parker Drilling Co.(a)	601,992
15,353	PDC Energy, Inc.(a)	568,522
146,256	Penn Virginia Corp.	627,438
48,365	PetroQuest Energy, Inc.(a)	248,596
6,865	PHI, Inc.(a)	227,163
43,492	Pioneer Energy Services Corp.(a)	329,669
55,684	Quicksilver Resources, Inc.(a)	152,574
12,429	Resolute Energy Corp.(a)	105,771
5,370	REX American Resources Corp.(a)	117,281
10,059	Rex Energy Corp.(a)	132,075
10,286	Rosetta Resources, Inc.(a)	545,364
25,173	RPC, Inc.(b)	376,840
18,957	Scorpio Tankers, Inc. (Marshall Islands)(a)	159,807
26,115	Stone Energy Corp.(a)	587,587

28,174	Swift Energy Co.(a)	$424,582
83,959	Teekay Tankers Ltd., Class A (Marshall Islands)(b)	240,123
21,269	Tesco Corp. (Canada)(a)	257,142
80,613	TETRA Technologies, Inc.(a)	685,210
55,357	TransAtlantic Petroleum Ltd. (Bermuda)(a)(b)	49,262
36,664	Tsakos Energy Navigation Ltd. (Bermuda)	154,722
23,756	VAALCO Energy, Inc.(a)	201,688
186,815	Vantage Drilling Co. (Cayman Islands)(a)(b)	349,344
14,220	W&T Offshore, Inc.	250,272
32,195	Warren Resources, Inc.(a)	97,551
10,995	Westmoreland Coal Co.(a)	110,390
96,709	Willbros Group, Inc.(a)	632,477
		25,494,661
	Financials - 23.3%
11,047	1st Source Corp.	249,662
12,181	1st United Bancorp, Inc.	78,202
17,320	Acadia Realty Trust REIT	452,745
5,204	Agree Realty Corp. REIT	147,585
331	Alexander’s, Inc. REIT	110,177
3,508	Alliance Financial Corp.	156,492
2,950	Altisource Portfolio Solutions SA (Luxembourg)(a)	259,217
955	Altisource Residential Corp., Class B(a)	17,190
3,838	American Assets Trust, Inc. REIT	110,918
18,517	American Campus Communities, Inc. REIT	862,337
58,080	American Equity Investment Life Holding Co.	782,918
9,283	American National Insurance Co.	716,740
9,312	American Safety Insurance Holdings Ltd. (Bermuda)(a)	186,054
13,269	Ameris Bancorp(a)	175,947
12,224	AMERISAFE, Inc.(a)	350,095
3,272	Ames National Corp.	71,591
10,447	AmTrust Financial Services, Inc.	347,258
123,722	Anworth Mortgage Asset Corp. REIT	774,500
10,497	Apollo Commercial Real Estate Finance, Inc. REIT	183,278
25,311	Argo Group International Holdings Ltd. (Bermuda)	913,474
6,945	Arrow Financial Corp.(b)	169,458
25,081	Artio Global Investors, Inc.	49,410
92,932	Ashford Hospitality Trust, Inc. REIT	1,077,082
15,329	Associated Estates Realty Corp. REIT	247,563
13,936	AV Homes, Inc.(a)	207,507
4,568	Baldwin & Lyons, Inc., Class B	112,830
3,411	BancFirst Corp.	139,510
18,096	Banco Latinoamericano de Comercio Exterior SA (Supranational)	419,827
16,033	Bancorp, Inc. (The)(a)	188,869
30,103	Bank Mutual Corp.	154,428
2,477	Bank of Marin Bancorp	97,222
6,502	Bank of the Ozarks, Inc.	236,153
14,479	BankFinancial Corp.	109,316
20,000	BankUnited, Inc.	538,000
12,385	Banner Corp.	374,027
18,462	BBCN Bancorp, Inc.	223,206
10,734	Beneficial Mutual Bancorp, Inc.(a)	100,470
9,744	Berkshire Hills Bancorp, Inc.	235,805
27,351	BGC Partners, Inc., Class A	109,130
10,170	BOK Financial Corp.	570,028
37,010	Boston Private Financial Holdings, Inc.	342,342
3,873	Bridge Bancorp, Inc.	79,164
49,820	Brookline Bancorp, Inc.	438,914
6,020	Bryn Mawr Bank Corp.	139,303
28,075	Calamos Asset Management, Inc., Class A	292,541
3,767	Camden National Corp.	127,136
9,660	Campus Crest Communities, Inc. REIT	116,693
62,686	Capitol Federal Financial, Inc.	736,560
53,527	CapLease, Inc. REIT	309,921
67,404	Capstead Mortgage Corp. REIT	834,462
10,547	Cardinal Financial Corp.	172,338
13,513	Cash America International, Inc.	647,408
44,862	Cathay General Bancorp	870,771
16,643	CBOE Holdings, Inc.	563,865
83,098	Cedar Realty Trust, Inc. REIT	457,870
15,420	Centerstate Banks, Inc.	136,467
19,342	Central Pacific Financial Corp.(a)	311,600
20,089	Chemical Financial Corp.	488,364
7,184	Chesapeake Lodging Trust REIT	153,378
6,138	Citizens & Northern Corp.	122,146
51,293	Citizens Republic Bancorp, Inc.(a)	1,047,403
13,818	Citizens, Inc.(a)	138,318
10,306	City Holding Co.(b)	389,464
18,725	CNA Financial Corp.	583,284
6,287	CNB Financial Corp.	106,816
26,316	CoBiz Financial, Inc.	214,739
3,928	Cohen & Steers, Inc.(b)	129,192
7,161	Colony Financial, Inc. REIT	154,105
16,236	Columbia Banking System, Inc.	327,967
17,045	Community Bank System, Inc.	484,078
10,180	Community Trust Bancorp, Inc.	343,168
4,559	Coresite Realty Corp. REIT	134,490
86,830	Cousins Properties, Inc. REIT	772,787
58,317	Cowen Group, Inc., Class A(a)	155,123
18,364	Crawford & Co., Class A	92,555
21,820	Crawford & Co., Class B	158,631
1,508	Credit Acceptance Corp.(a)	150,152
8,961	CreXus Investment Corp. REIT	119,092
47,135	CubeSmart REIT	718,809
53,847	CVB Financial Corp.	592,317
22,332	CYS Investments, Inc. REIT	290,316
21,640	DFC Global Corp.(a)	416,786
969	Diamond Hill Investment Group, Inc.	70,097
22,076	Dime Community Bancshares, Inc.	304,870
4,573	Donegal Group, Inc., Class A	60,135
174,260	Doral Financial Corp.(a)	114,837
41,439	Douglas Emmett, Inc. REIT	966,357
9,166	Duff & Phelps Corp., Class A	145,648
14,377	DuPont Fabros Technology, Inc. REIT	339,872
12,541	Dynex Capital, Inc. REIT	126,790
5,993	Eagle Bancorp, Inc.(a)	135,202
11,181	EastGroup Properties, Inc. REIT	626,583
26,076	Education Realty Trust, Inc. REIT	280,317
7,836	eHealth, Inc.(a)	190,963
24,376	Employers Holdings, Inc.	519,453
8,168	Encore Capital Group, Inc.(a)	245,775
2,772	Enstar Group Ltd. (Bermuda)(a)	341,122
10,634	Enterprise Financial Services Corp.	142,602
5,967	Equity Lifestyle Properties, Inc. REIT	427,237
26,159	Equity One, Inc. REIT	591,455
5,420	ESB Financial Corp.	75,555
7,829	ESSA Bancorp, Inc.	86,197

5,401	Evercore Partners, Inc., Class A	$206,966
26,440	Extra Space Storage, Inc. REIT	1,053,370
12,673	EZCORP, Inc., Class A(a)	281,341
12,374	FBL Financial Group, Inc., Class A	432,224
32,235	FBR & Co.(a)	127,973
6,030	Federal Agricultural Mortgage Corp., Class C	206,889
143,214	FelCor Lodging Trust, Inc. REIT(a)	770,491
4,224	Financial Engines, Inc.(a)	140,490
5,839	Financial Institutions, Inc.	117,306
12,120	First Bancorp.	153,924
24,580	First Bancorp., Puerto Rico(a)(b)	126,095
48,286	First Busey Corp.	219,218
6,665	First Cash Financial Services, Inc.(a)	355,311
2,857	First Citizens BancShares, Inc., Class A	498,147
99,418	First Commonwealth Financial Corp.	702,885
14,327	First Community Bancshares, Inc.	228,516
5,840	First Defiance Financial Corp.	119,603
29,301	First Financial Bancorp	448,012
12,546	First Financial Bankshares, Inc.(b)	515,139
5,719	First Financial Corp.	172,542
15,878	First Financial Holdings, Inc.	240,552
48,274	First Industrial Realty Trust, Inc. REIT(a)	756,454
14,471	First Interstate BancSystem, Inc.	249,335
19,860	First Merchants Corp.	298,893
62,776	First Midwest Bancorp, Inc.	795,372
3,063	First of Long Island Corp. (The)	89,317
32,396	First Potomac Realty Trust REIT	443,825
39,499	Flagstar Bancorp, Inc.(a)	621,319
21,969	Flushing Financial Corp.	347,989
52,540	Forest City Enterprises, Inc., Class A(a)	888,451
17,393	Forestar Group, Inc.(a)	330,989
56,580	Franklin Street Properties Corp. REIT	735,540
15,610	FXCM, Inc., Class A(b)	187,164
13,245	Gain Capital Holdings, Inc.	56,821
2,323	GAMCO Investors, Inc., Class A	130,901
46,321	Geo Group, Inc. (The) REIT	1,510,991
5,924	German American Bancorp, Inc.	132,283
13,437	Getty Realty Corp. REIT(b)	253,691
70,341	GFI Group, Inc.	239,159
46,555	Glacier Bancorp, Inc.	725,327
7,241	Gladstone Commercial Corp. REIT(b)	134,031
62,041	Gleacher & Co., Inc.(a)	47,772
48,970	Glimcher Realty Trust REIT	544,546
10,256	Global Indemnity PLC (Ireland)(a)	216,504
10,139	Government Properties Income Trust REIT	251,954
54,616	Gramercy Capital Corp. REIT(a)	196,071
7,667	Great Southern Bancorp, Inc.	190,602
3,620	Green Dot Corp., Class A(a)	48,508
9,611	Greenhill & Co., Inc.	566,088
14,048	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	337,854
11,141	Hallmark Financial Services, Inc.(a)	99,712
19,578	Hancock Holding Co.	591,647
24,658	Hanmi Financial Corp.(a)	405,624
38,848	Healthcare Realty Trust, Inc. REIT	989,847
6,042	Heartland Financial USA, Inc.	143,135
7,960	Heritage Financial Corp.	112,475
83,393	Hersha Hospitality Trust REIT	440,315
7,445	HFF, Inc., Class A	129,841
28,061	Hilltop Holdings, Inc.(a)	368,722
6,510	Home BancShares, Inc.	226,027
36,213	Horace Mann Educators Corp.	787,271
15,612	Howard Hughes Corp. (The)(a)	1,124,064
7,470	Hudson Pacific Properties, Inc. REIT	160,082
11,786	Hudson Valley Holding Corp.	180,326
11,709	IBERIABANK Corp.	602,896
11,525	ICG Group, Inc.(a)	138,300
11,084	Independent Bank Corp.	343,493
9,672	Infinity Property & Casualty Corp.	575,194
65,765	Inland Real Estate Corp. REIT	597,146
39,794	International Bancshares Corp.	777,973
6,068	INTL FCStone, Inc.(a)	106,311
28,771	Invesco Mortgage Capital, Inc. REIT(c)	624,331
63,466	Investment Technology Group, Inc.(a)	642,276
16,880	Investors Bancorp, Inc.	297,932
64,282	Investors Real Estate Trust REIT	601,680
61,875	Janus Capital Group, Inc.	575,437
4,208	Kansas City Life Insurance Co.(b)	163,018
16,359	KBW, Inc.	259,617
6,458	Kennedy-Wilson Holdings, Inc.	96,805
54,243	Kite Realty Group Trust REIT	328,170
14,612	Lakeland Bancorp, Inc.	142,467
7,879	Lakeland Financial Corp.	192,563
32,690	LaSalle Hotel Properties REIT	892,437
17,659	LPL Financial Holdings, Inc.	588,045
9,420	LTC Properties, Inc. REIT	350,801
53,834	Maiden Holdings Ltd. (Bermuda)	547,492
13,990	MainSource Financial Group, Inc.	193,062
3,579	MarketAxess Holdings, Inc.	135,322
35,437	MB Financial, Inc.	792,726
33,965	Meadowbrook Insurance Group, Inc.	212,961
51,791	Medical Properties Trust, Inc. REIT	696,589
12,515	Metro Bancorp, Inc.(a)	196,611
13,087	Mid-America Apartment Communities, Inc. REIT	855,497
20,638	Mission West Properties, Inc. REIT(a)	—
14,276	Monmouth Real Estate Investment Corp., Class A REIT	155,037
76,036	MPG Office Trust, Inc. REIT(a)(b)	228,868
3,259	National Bankshares, Inc.	110,285
35,549	National Financial Partners Corp.(a)	626,018
6,255	National Health Investors, Inc. REIT	398,131
77,386	National Penn Bancshares, Inc.	754,513
1,824	National Western Life Insurance Co., Class A	298,042
9,746	Navigators Group, Inc. (The)(a)	528,526
23,011	NBT Bancorp, Inc.	477,248
13,653	Nelnet, Inc., Class A	415,461
9,445	Netspend Holdings, Inc.(a)	102,384
9,514	New York Mortgage Trust, Inc. REIT(b)	66,598
121,322	Newcastle Investment Corp. REIT	1,272,668
19,755	NewStar Financial, Inc.(a)	281,706
6,054	Nicholas Financial, Inc. (Canada)	79,126
8,646	Northfield Bancorp, Inc.(b)	96,749
156,350	NorthStar Realty Finance Corp. REIT	1,219,530
53,887	Northwest Bancshares, Inc.	657,421
9,018	OceanFirst Financial Corp.	127,965
38,477	Ocwen Financial Corp.(a)	1,499,449
62,811	Old National Bancorp	839,155
37,365	OMEGA Healthcare Investors, Inc. REIT(b)	955,049
5,681	OmniAmerican Bancorp, Inc.(a)	140,946
8,651	One Liberty Properties, Inc. REIT	191,014
24,428	OneBeacon Insurance Group Ltd., Class A	333,686

10,227	Oppenheimer Holdings, Inc., Class A	$173,961
31,953	Oriental Financial Group, Inc.	459,165
16,078	Oritani Financial Corp.	243,421
13,122	Pacific Continental Corp.	144,211
22,563	PacWest Bancorp	620,031
11,529	Park National Corp.(b)	754,573
17,799	Park Sterling Corp.(a)	101,098
27,704	Parkway Properties, Inc. REIT	438,831
11,827	Pebblebrook Hotel Trust REIT	294,611
1,943	Penns Woods Bancorp, Inc.	77,895
61,341	Pennsylvania REIT	1,131,128
11,356	PennyMac Mortgage Investment Trust REIT	302,070
6,399	Peoples Bancorp, Inc.	138,858
6,683	Phoenix Cos., Inc. (The)(a)	181,644
10,489	PICO Holdings, Inc.(a)	220,584
19,596	Pinnacle Financial Partners, Inc.(a)	420,726
19,142	Piper Jaffray Cos., Inc.(a)	741,370
4,310	Portfolio Recovery Associates, Inc.(a)	460,954
17,324	Post Properties, Inc. REIT	840,387
33,763	PrivateBancorp, Inc.	579,711
13,600	Prosperity Bancshares, Inc.	613,496
40,931	Provident Financial Services, Inc.	607,007
23,362	Provident New York Bancorp	208,623
7,148	PS Business Parks, Inc. REIT	510,081
111,458	Radian Group, Inc.(b)	716,675
148,153	RAIT Financial Trust REIT	1,020,774
34,399	Ramco-Gershenson Properties Trust REIT	520,113
19,585	Renasant Corp.	380,928
9,244	Republic Bancorp, Inc., Class A	207,713
71,917	Resource Capital Corp. REIT	447,324
12,276	Retail Opportunity Investments Corp. REIT(b)	160,202
12,128	RLI Corp.	836,953
36,304	RLJ Lodging Trust REIT	759,117
8,563	Rockville Financial, Inc.	110,291
6,911	Rouse Properties, Inc. REIT(b)	126,195
28,066	Ryman Hospitality Properties, Inc. REIT(b)	1,121,798
20,387	S&T Bancorp, Inc.	375,936
7,286	S.Y. Bancorp, Inc.(b)	164,736
51,569	Sabra Health Care REIT, Inc.	1,293,866
6,094	Safeguard Scientifics, Inc.(a)	94,091
9,060	Safety Insurance Group, Inc.	434,971
15,249	Sandy Spring Bancorp, Inc.	302,693
6,668	Saul Centers, Inc. REIT	285,057
7,068	SCBT Financial Corp.	297,563
21,013	Seabright Holdings, Inc.	233,034
45,012	Seacoast Banking Corp. of Florida(a)	80,571
10,517	Signature Bank(a)	777,522
10,167	Simmons First National Corp., Class A	259,564
9,967	Southside Bancshares, Inc.(b)	210,702
22,560	Southwest Bancorp, Inc.(a)	288,994
12,711	Sovran Self Storage, Inc. REIT	829,266
26,808	St. Joe Co. (The)(a)	629,988
32,638	Starwood Property Trust, Inc. REIT	836,838
11,272	State Auto Financial Corp.	171,560
16,390	StellarOne Corp.	245,030
21,159	Sterling Bancorp	202,915
14,212	Sterling Financial Corp.	306,837
26,884	Stewart Information Services Corp.	714,039
20,401	Stifel Financial Corp.(a)	751,777
77,602	Strategic Hotels & Resorts, Inc. REIT(a)	567,271
12,651	Suffolk Bancorp(a)	174,963
13,262	Summit Hotel Properties, Inc. REIT	121,878
10,069	Sun Communities, Inc. REIT	432,464
93,685	Sunstone Hotel Investors, Inc. REIT(a)	1,083,935
53,540	SWS Group, Inc.(a)	352,829
20,049	Tanger Factory Outlet Centers, Inc. REIT	710,136
4,478	Territorial Bancorp, Inc.	102,591
10,817	Texas Capital Bancshares, Inc.(a)	447,824
31,691	TFS Financial Corp.(a)	324,199
4,522	Tompkins Financial Corp.	184,995
26,774	Tower Group, Inc.	516,738
19,071	TowneBank(b)	289,307
8,213	TriCo Bancshares	135,350
76,271	TrustCo Bank Corp. NY	403,474
14,565	Two Harbors Investment Corp. REIT	180,897
13,639	UMB Financial Corp.	603,799
7,561	UMH Properties, Inc. REIT	78,256
38,477	Umpqua Holdings Corp.	486,349
14,026	Union First Market Bankshares Corp.	245,174
26,685	United Bankshares, Inc.(b)	680,201
21,215	United Community Banks, Inc.(a)	222,545
6,956	United Financial Bancorp, Inc.	104,131
15,718	United Fire Group, Inc.	364,500
3,205	Universal Health Realty Income Trust REIT	176,692
33,825	Universal Insurance Holdings, Inc.	153,565
10,916	Univest Corp. of Pennsylvania	184,262
9,611	Urstadt Biddle Properties, Inc., Class A REIT	194,527
10,885	ViewPoint Financial Group, Inc.	230,218
19,770	Virginia Commerce Bancorp, Inc.(a)	259,778
8,348	Walker & Dunlop, Inc.(a)	179,315
12,562	Walter Investment Management Corp.(a)	562,903
7,556	Washington Banking Co.	106,464
6,608	Washington Trust Bancorp, Inc.	174,187
19,646	WesBanco, Inc.	455,591
9,335	West Bancorporation, Inc.	103,338
9,429	West Coast Bancorp	223,656
13,276	Westamerica Bancorp.(b)	589,720
43,919	Western Alliance Bancorp(a)	540,204
19,605	Westfield Financial, Inc.	147,822
2,817	Westwood Holdings Group, Inc.	118,427
43,913	Wilshire Bancorp, Inc.(a)	269,626
13,539	Winthrop Realty Trust REIT	161,791
20,473	Wintrust Financial Corp.	758,934
8,157	World Acceptance Corp.(a)(b)	632,575
5,212	WSFS Financial Corp.	236,990
		123,279,143
	Health Care - 8.2%
4,419	Abaxis, Inc.	171,104
3,120	Accretive Health, Inc.(a)(b)	40,279
15,824	Accuray, Inc.(a)	80,861
60,959	Affymetrix, Inc.(a)(b)	231,035
9,585	Air Methods Corp.	419,056
37,150	Albany Molecular Research, Inc.(a)	221,785
4,561	Alexion Pharmaceuticals, Inc.(a)	428,688
10,711	Align Technology, Inc.(a)	335,897
9,384	Alkermes PLC (Ireland)(a)	216,301
33,194	Allscripts Healthcare Solutions, Inc.(a)	367,789
6,978	Almost Family, Inc.	139,700
5,827	Alnylam Pharmaceuticals, Inc.(a)	140,605
6,170	AMAG Pharmaceuticals, Inc.(a)	98,411
63,926	Amedisys, Inc.(a)	710,857

44,371	AMN Healthcare Services, Inc.(a)	$539,108
25,331	AmSurg Corp.(a)	790,580
4,245	Analogic Corp.	323,427
16,506	AngioDynamics, Inc.(a)	201,373
9,294	ArthroCare Corp.(a)	338,580
12,635	Assisted Living Concepts, Inc., Class A	124,076
1,719	athenahealth, Inc.(a)	148,642
591	Atrion Corp.	118,501
9,112	BioMarin Pharmaceutical, Inc.(a)	500,158
8,033	Bio-Rad Laboratories, Inc., Class A(a)	914,075
9,054	Bio-Reference Labs, Inc.(a)(b)	251,430
48,568	BioScrip, Inc.(a)	545,419
15,534	Bruker Corp.(a)	262,059
90,796	Cambrex Corp.(a)	1,066,853
5,126	Cantel Medical Corp.	161,008
8,319	Capital Senior Living Corp.(a)	176,612
2,136	Cepheid, Inc.(a)	77,366
8,710	Chemed Corp.	658,040
9,141	Chindex International, Inc.(a)	100,917
2,883	Computer Programs & Systems, Inc.	151,675
5,947	Conceptus, Inc.(a)	122,865
16,693	CONMED Corp.	490,273
10,868	Cooper Cos., Inc. (The)	1,101,472
3,027	CorVel Corp.(a)	138,637
37,504	Cross Country Healthcare, Inc.(a)	211,898
16,593	CryoLife, Inc.	106,527
11,172	Cubist Pharmaceuticals, Inc.(a)	480,843
3,111	Cyberonics, Inc.(a)	134,893
14,918	Dendreon Corp.(a)(b)	87,718
11,994	Emergent Biosolutions, Inc.(a)	192,504
18,619	Emeritus Corp.(a)	504,202
3,397	Ensign Group, Inc. (The)	97,018
23,711	Enzon Pharmaceuticals, Inc.	117,369
5,562	Exactech, Inc.(a)	106,735
9,810	ExamWorks Group, Inc.(a)	141,951
86,512	Five Star Quality Care, Inc.(a)	489,658
85,844	Gentiva Health Services, Inc.(a)	850,714
14,952	Greatbatch, Inc.(a)	396,826
16,404	Haemonetics Corp.(a)	687,984
15,752	Hanger, Inc.(a)	452,555
42,996	HealthSouth Corp.(a)	1,025,885
60,907	Healthways, Inc.(a)	640,742
2,238	Hi-Tech Pharmacal Co., Inc.	81,911
6,983	HMS Holdings Corp.(a)	190,357
3,576	ICU Medical, Inc.(a)	216,169
8,523	IDEXX Laboratories, Inc.(a)	811,475
14,629	Illumina, Inc.(a)(b)	740,666
21,110	Impax Laboratories, Inc.(a)	425,578
11,175	Integra LifeSciences Holdings Corp.(a)	471,026
5,445	InterMune, Inc.(a)	53,633
33,379	Invacare Corp.	525,052
4,565	IPC The Hospitalist Co., Inc.(a)	194,652
11,661	Isis Pharmaceuticals, Inc.(a)(b)	169,434
3,836	Landauer, Inc.	241,630
10,167	LCA-Vision, Inc.(a)	33,348
12,738	LHC Group, Inc.(a)	272,084
5,817	Luminex Corp.(a)	106,916
18,894	Masimo Corp.	383,548
16,713	MedAssets, Inc.(a)	326,739
14,298	Medical Action Industries, Inc.(a)	65,914
7,431	Medicines Co. (The)(a)	222,038
9,109	Meridian Bioscience, Inc.	190,834
15,051	Merit Medical Systems, Inc.(a)	208,757
25,621	Molina Healthcare, Inc.(a)	735,579
5,297	Momenta Pharmaceuticals, Inc.(a)	66,795
3,990	MWI Veterinary Supply, Inc.(a)	448,117
13,518	Myriad Genetics, Inc.(a)	365,797
6,213	National Healthcare Corp.	299,032
15,389	Natus Medical, Inc.(a)	189,592
3,898	Neogen Corp.(a)	181,218
15,577	NuVasive, Inc.(a)	268,392
6,144	Obagi Medical Products, Inc.(a)	88,289
11,476	Omnicell, Inc.(a)	181,321
7,397	Onyx Pharmaceuticals, Inc.(a)	573,415
8,502	Orthofix International NV (Curacao)(a)	324,351
22,601	Pacific Biosciences of California, Inc.(a)	56,050
23,628	PAREXEL International Corp.(a)	799,808
123,341	PDL BioPharma, Inc.(b)	848,586
53,548	PharMerica Corp.(a)	775,375
14,815	Providence Service Corp. (The)(a)	274,522
32,834	PSS World Medical, Inc.(a)	949,888
20,213	QLT, Inc. (Canada)(a)	161,502
7,228	Quality Systems, Inc.	131,839
2,629	Questcor Pharmaceuticals, Inc.(b)	66,987
8,070	Quidel Corp.(a)	181,091
22,979	RadNet, Inc.(a)	68,018
2,308	Regeneron Pharmaceuticals, Inc.(a)	401,454
25,008	ResMed, Inc.	1,095,350
25,714	RTI Biologics, Inc.(a)	126,513
4,267	Salix Pharmaceuticals Ltd.(a)	204,389
42,687	Select Medical Holdings Corp.	415,771
36,554	Sinovac Biotech Ltd. (China)(a)(b)	114,780
13,655	Sirona Dental Systems, Inc.(a)	907,648
34,006	Skilled Healthcare Group, Inc., Class A(a)	180,912
8,971	SurModics, Inc.(a)	216,291
26,147	Symmetry Medical, Inc.(a)	280,034
2,053	Synageva BioPharma Corp.(a)	94,972
12,231	Syneron Medical Ltd. (Israel)(a)	125,001
12,443	Team Health Holdings, Inc.(a)	421,444
6,305	Techne Corp.	451,942
10,544	Thoratec Corp.(a)	385,172
21,617	Triple-S Management Corp., Class B(a)	390,619
9,299	United Therapeutics Corp.(a)	501,123
6,396	US Physical Therapy, Inc.	157,342
45,600	Vanguard Health Systems, Inc.(a)	637,032
5,518	Vertex Pharmaceuticals, Inc.(a)	247,096
17,793	ViroPharma, Inc.(a)	474,361
6,722	Volcano Corp.(a)	168,319
16,059	West Pharmaceutical Services, Inc.	950,853
21,615	Wright Medical Group, Inc.(a)	456,941
2,521	Young Innovations, Inc.	99,579
		43,103,799
	Industrials - 17.4%
17,075	A.O. Smith Corp.	1,182,956
6,630	AAON, Inc.	150,766
28,687	AAR Corp.	540,750
2,491	Acacia Research Corp.(a)	63,595
49,795	ACCO Brands Corp.(a)	414,792
43,307	Accuride Corp.(a)	162,834
17,562	Aceto Corp.	183,347
23,455	Actuant Corp., Class A	691,453
4,004	Advisory Board Co. (The)(a)	217,137
52,000	Aegean Marine Petroleum Network, Inc. (Greece)	351,520

26,104	Aegion Corp.(a)	$613,966
5,438	Aerovironment, Inc.(a)	117,733
12,996	Air Lease Corp.(a)	310,215
72,017	Air Transport Services Group, Inc.(a)	334,879
60,870	Aircastle Ltd. (Bermuda)	840,006
5,710	Alamo Group, Inc.	193,912
19,409	Albany International Corp., Class A	486,390
4,148	Allegiant Travel Co.	308,902
14,827	Altra Holdings, Inc.	355,107
7,117	AMERCO	956,952
7,100	Ameresco, Inc., Class A(a)	69,864
4,193	American Railcar Industries, Inc.	164,953
2,719	American Science & Engineering, Inc.	183,750
33,501	American Superconductor Corp.(a)(b)	88,778
7,446	American Woodmark Corp.(a)	207,073
7,768	Ampco-Pittsburgh Corp.	143,087
26,676	Apogee Enterprises, Inc.	652,228
20,031	Applied Industrial Technologies, Inc.	880,563
33,029	ARC Document Solutions, Inc.(a)	78,939
34,195	Arkansas Best Corp.	359,731
12,543	Astec Industries, Inc.	443,019
2,088	Astronics Corp.(a)	47,836
9,102	AZZ, Inc.	389,475
22,966	Baltic Trading Ltd. (Marshall Islands)	74,180
20,788	Barnes Group, Inc.	496,833
4,540	Barrett Business Services, Inc.	182,690
30,575	Beacon Roofing Supply, Inc.(a)	1,104,980
18,724	Belden, Inc.	901,561
12,024	Blount International, Inc.(a)	205,009
27,373	Brady Corp., Class A	955,044
10,783	Broadwind Energy, Inc.(a)	25,879
29,888	Builders FirstSource, Inc.(a)	187,398
4,939	CAI International, Inc.(a)	123,870
4,771	Cascade Corp.	308,063
25,796	Casella Waste Systems, Inc., Class A(a)	117,114
48,427	CBIZ, Inc.(a)	293,468
11,495	CDI Corp.	195,645
16,527	Celadon Group, Inc.	327,400
86,826	Cenveo, Inc.(a)(b)	217,065
6,913	Chart Industries, Inc.(a)	457,571
26,587	China Yuchai International Ltd. (Bermuda)	455,967
9,460	CIRCOR International, Inc.	392,590
12,895	CLARCOR, Inc.	650,682
11,736	Clean Harbors, Inc.(a)	652,404
19,101	CNH Global NV (Netherlands)	911,882
11,541	Coleman Cable, Inc.	118,064
5,180	Colfax Corp.(a)	231,080
16,392	Columbus McKinnon Corp.(a)	310,137
31,373	Comfort Systems USA, Inc.	405,025
18,212	Commercial Vehicle Group, Inc.(a)	147,335
11,710	Consolidated Graphics, Inc.(a)	428,937
9,543	Copa Holdings SA, Class A (Panama)	1,045,913
12,424	Corporate Executive Board Co. (The)	622,567
8,385	Costamare, Inc. (Marshall Islands)	132,064
13,130	Courier Corp.	159,004
8,787	CRA International, Inc.(a)	163,350
6,659	Cubic Corp.	312,973
76,377	Diana Shipping, Inc. (Greece)(a)	666,007
22,887	DigitalGlobe, Inc.(a)(b)	640,149
25,612	Dolan Co. (The)(a)	89,898
12,508	Douglas Dynamics, Inc.	164,855
12,266	Ducommun, Inc.(a)	196,624
4,431	DXP Enterprises, Inc.(a)	252,124
25,874	Dycom Industries, Inc.(a)	542,837
5,185	Dynamic Materials Corp.	86,175
33,452	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)(b)	68,911
4,095	Echo Global Logistics, Inc.(a)	76,044
13,021	Encore Wire Corp.	424,745
141,271	EnergySolutions, Inc.(a)	541,068
10,705	EnerNOC, Inc.(a)	165,392
23,073	Ennis, Inc.	360,170
13,170	EnPro Industries, Inc.(a)	585,802
9,967	ESCO Technologies, Inc.	410,341
122,536	Excel Maritime Carriers Ltd. (Liberia)(a)	67,517
3,508	Exponent, Inc.(a)	171,506
77,868	Federal Signal Corp.(a)	626,059
23,624	Flow International Corp.(a)	89,062
8,460	Forward Air Corp.	313,951
5,981	Franklin Electric Co., Inc.	397,856
9,223	FreightCar America, Inc.	228,638
16,804	Furmanite Corp.(a)	89,229
13,124	G&K Services, Inc., Class A	525,485
125,635	Genco Shipping & Trading Ltd.(a)(b)	419,621
47,072	GenCorp, Inc.(a)(b)	505,083
12,873	Generac Holdings, Inc.	478,618
10,011	Genesee & Wyoming, Inc., Class A(a)	846,730
17,402	GeoEye, Inc.(a)	623,514
22,915	Gibraltar Industries, Inc.(a)	398,034
10,229	Global Power Equipment Group, Inc.	167,858
6,583	Gorman-Rupp Co. (The)	200,057
8,214	GP Strategies Corp.(a)	175,780
14,415	Graco, Inc.	824,538
37,236	Great Lakes Dredge & Dock Corp.	349,274
14,475	Greenbrier Cos., Inc.(a)	288,487
46,746	Griffon Corp.	551,603
31,215	H&E Equipment Services, Inc.	601,825
94,666	Hawaiian Holdings, Inc.(a)	546,223
20,048	Healthcare Services Group, Inc.	484,159
39,930	Heartland Express, Inc.	552,232
2,918	HEICO Corp.	132,360
5,630	HEICO Corp., Class A	191,476
13,145	Heidrick & Struggles International, Inc.	207,822
31,406	Herman Miller, Inc.	775,728
29,714	Hexcel Corp.(a)	796,038
21,234	Hill International, Inc.(a)	72,408
10,307	Houston Wire & Cable Co.	123,169
18,283	Hub Group, Inc., Class A(a)	672,997
26,530	Hudson Global, Inc.(a)	127,609
4,601	Hurco Cos., Inc.(a)	136,558
9,940	Huron Consulting Group, Inc.(a)	338,954
8,301	Hyster-Yale Materials Handling, Inc.	416,544
10,446	ICF International, Inc.(a)	239,109
3,511	IHS, Inc., Class A(a)	361,282
13,141	II-VI, Inc.(a)	223,660
11,253	InnerWorkings, Inc.(a)	156,529
16,731	Insperity, Inc.	562,664
12,665	Insteel Industries, Inc.	192,001
28,468	Interface, Inc.	477,693
7,482	International Shipholding Corp.	142,906
8,821	Intersections, Inc.	91,562
8,127	Jinpan International Ltd. (China)	48,518
18,236	John Bean Technologies Corp.	340,831
8,646	Kadant, Inc.(a)	232,318

13,595	Kaman Corp.	$494,042
24,713	KAR Auction Services, Inc.	527,128
14,084	Kaydon Corp.	349,283
11,787	KEYW Holding Corp. (The)(a)	151,581
28,016	Kforce, Inc.	385,500
21,149	Kimball International, Inc., Class B	228,409
21,339	Knight Transportation, Inc.	340,357
29,005	Knoll, Inc.	480,903
30,448	Korn/Ferry International(a)	523,097
23,313	Kratos Defense & Security Solutions, Inc.(a)	102,810
13,783	Landstar System, Inc.	786,182
21,744	Layne Christensen Co.(a)	492,936
8,512	LB Foster Co., Class A	368,655
2,824	Lindsay Corp.	262,745
5,469	LMI Aerospace, Inc.(a)	120,865
16,235	LSI Industries, Inc.	117,541
15,304	Lydall, Inc.(a)	233,845
13,696	Manitex International, Inc.(a)	133,125
12,238	Marten Transport Ltd.	249,166
31,851	MasTec, Inc.(a)	901,383
12,448	McGrath RentCorp	372,071
39,356	Metalico, Inc.(a)	75,957
8,675	Met-Pro Corp.	89,960
36,596	MFC Industrial Ltd. (Canada)(b)	358,641
9,300	Michael Baker Corp.	238,917
4,611	Middleby Corp. (The)(a)	651,811
8,008	Miller Industries, Inc.	122,362
13,357	Mine Safety Appliances Co.	617,361
5,551	Mistras Group, Inc.(a)	122,233
22,267	Mobile Mini, Inc.(a)	534,408
10,595	MSC Industrial Direct Co., Inc., Class A	838,276
227,505	Mueller Water Products, Inc., Class A	1,344,555
5,737	Multi-Color Corp.	137,459
13,832	MYR Group, Inc.(a)	310,528
4,020	National Presto Industries, Inc.	294,867
35,693	Navigant Consulting, Inc.(a)	411,540
96,230	Navios Maritime Holdings, Inc. (Greece)	359,900
39,251	NCI Building Systems, Inc.(a)	607,605
12,158	NN, Inc.(a)	112,583
9,344	Nordson Corp.	631,841
8,862	Northwest Pipe Co.(a)	218,448
29,453	Old Dominion Freight Line, Inc.(a)	1,098,008
16,855	On Assignment, Inc.(a)	412,105
41,676	Orbital Sciences Corp.(a)	612,637
28,335	Orion Marine Group, Inc.(a)	221,013
67,533	Pacer International, Inc.(a)	274,859
13,009	Park-Ohio Holdings Corp.(a)	314,037
15,585	Pike Electric Corp.	162,084
11,933	Polypore International, Inc.(a)(b)	460,494
6,972	Powell Industries, Inc.(a)	315,483
1,152	Preformed Line Products Co.	77,737
5,906	Primoris Services Corp.	113,277
14,521	Quality Distribution, Inc.(a)	107,601
23,966	Quanex Building Products Corp.	495,138
8,205	Raven Industries, Inc.	220,961
6,162	RBC Bearings, Inc.(a)	324,922
28,112	Resources Connection, Inc.	343,248
10,112	Roadrunner Transportation Systems, Inc.(a)	203,352
7,552	Robbins & Myers, Inc.	440,131
14,570	Rollins, Inc.	360,170
22,811	Rush Enterprises, Inc., Class A(a)	539,708
19,882	Safe Bulkers, Inc. (Marshall Islands)	79,926
16,415	Saia, Inc.(a)	425,805
4,034	Sauer-Danfoss, Inc.	216,505
10,292	Schawk, Inc.	132,149
228	Seaboard Corp.	616,355
8,724	SeaCube Container Leasing Ltd. (Bermuda)	200,390
17,833	Sensata Technologies Holding NV (Netherlands)(a)	601,685
14,940	Simpson Manufacturing Co., Inc.	484,355
4,489	Spirit Airlines, Inc.(a)	87,042
11,332	Standard Parking Corp.(a)	237,519
9,359	Standex International Corp.	530,187
6,392	Star Bulk Carriers Corp. (Marshall Islands)(b)	43,338
17,621	Sterling Construction Co., Inc.(a)	180,615
3,569	Sun Hydraulics Corp.	98,504
53,486	Swift Transportation Co.(a)	730,619
7,955	TAL International Group, Inc.(b)	333,314
19,047	Taser International, Inc.(a)	159,423
8,021	Team, Inc.(a)	351,400
17,553	Tecumseh Products Co., Class A(a)	124,802
7,059	Tennant Co.	324,996
29,598	Tetra Tech, Inc.(a)	848,279
5,202	Textainer Group Holdings Ltd.(b)	215,623
5,799	Thermon Group Holdings, Inc.(a)	140,336
11,637	Titan International, Inc.(b)	282,663
7,860	Titan Machinery, Inc.(a)(b)	227,233
13,806	TMS International Corp., Class A(a)	192,456
22,406	Toro Co. (The)	986,536
13,561	Towers Watson & Co., Class A	828,306
4,941	Trex Co., Inc.(a)	208,757
18,848	Trimas Corp.(a)	582,215
31,029	TrueBlue, Inc.(a)	533,389
3,840	Twin Disc, Inc.	88,051
6,801	UniFirst Corp.	555,914
15,487	Universal Forest Products, Inc.	629,547
114,251	US Airways Group, Inc.(a)	1,631,504
6,852	US Ecology, Inc.	162,804
5,916	Valmont Industries, Inc.	862,080
18,413	Verisk Analytics, Inc., Class A(a)	1,015,661
18,421	Viad Corp.	514,314
10,784	Vicor Corp.(a)	58,018
4,806	VSE Corp.	115,392
20,077	Wabash National Corp.(a)	207,797
14,095	WABCO Holdings, Inc.(a)	883,193
9,748	Wabtec Corp.	912,608
12,171	Watsco, Inc.	917,085
15,143	Watts Water Technologies, Inc., Class A	698,092
5,681	Wesco Aircraft Holdings, Inc.(a)	78,568
12,216	Woodward, Inc.	469,217
18,989	Xerium Technologies, Inc.(a)	79,754
		92,037,231
	Information Technology - 15.6%
3,922	3D Systems Corp.(a)(b)	226,888
6,797	ACI Worldwide, Inc.(a)	323,129
6,340	Acme Packet, Inc.(a)	153,238
14,452	Actuate Corp.(a)	81,365
53,941	Acxiom Corp.(a)	956,374
15,619	ADTRAN, Inc.(b)	315,504
23,650	Advanced Energy Industries, Inc.(a)	363,028
7,692	Advent Software, Inc.(a)	189,608
10,489	Aeroflex Holding Corp.(a)	73,318
21,602	Agilysys, Inc.(a)	183,833

12,097	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	$98,107
12,304	American Software, Inc., Class A	105,814
45,827	ANADIGICS, Inc.(a)	118,234
7,172	Anaren, Inc.(a)	140,356
21,705	Applied Micro Circuits Corp.(a)	186,012
72,097	Arris Group, Inc.(a)	1,191,042
4,598	Aruba Networks, Inc.(a)	105,938
24,426	AsiaInfo-Linkage, Inc.(a)	268,198
5,435	Aspen Technology, Inc.(a)	166,311
14,405	ATMI, Inc.(a)	294,006
67,450	Aviat Networks, Inc.(a)	252,938
34,496	Avid Technology, Inc.(a)	255,270
37,623	AVX Corp.	428,526
88,599	Axcelis Technologies, Inc.(a)	119,609
5,441	Badger Meter, Inc.	269,275
5,480	Bankrate, Inc.(a)	67,788
6,699	Bel Fuse, Inc., Class B	124,802
19,171	Black Box Corp.	449,177
8,109	Blackbaud, Inc.	202,076
12,856	Blucora, Inc.(a)	191,040
15,620	Booz Allen Hamilton Holding Corp.(b)	216,493
4,291	Bottomline Technologies, Inc.(a)	124,782
24,654	Brooks Automation, Inc.	230,761
10,348	Cabot Microelectronics Corp.	382,462
53,428	Cadence Design Systems, Inc.(a)	744,252
14,303	Calix, Inc.(a)	116,426
83,332	Canadian Solar, Inc. (China)(a)(b)	370,827
8,825	Cardtronics, Inc.(a)	228,479
2,710	Cass Information Systems, Inc.(b)	105,148
3,278	Cavium, Inc.(a)	109,616
2,828	CEVA, Inc.(a)	42,929
46,675	Checkpoint Systems, Inc.(a)	562,901
15,902	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)	173,014
89,422	CIBER, Inc.(a)	302,246
18,234	Ciena Corp.(a)	285,544
10,697	Cirrus Logic, Inc.(a)	301,976
7,193	Cognex Corp.	285,274
7,515	Coherent, Inc.	416,406
15,159	Cohu, Inc.	158,866
3,180	CommVault Systems, Inc.(a)	244,001
6,333	Computer Task Group, Inc.(a)	121,214
4,883	comScore, Inc.(a)	71,927
16,774	Comtech Telecommunications Corp.	444,511
79,849	Comverse Technology, Inc.(a)	348,142
8,186	Comverse, Inc.(a)	236,412
5,598	Concur Technologies, Inc.(a)(b)	374,506
4,004	CoStar Group, Inc.(a)	375,495
17,197	Cray, Inc.(a)	319,348
22,368	CSG Systems International, Inc.(a)	421,189
26,373	CTS Corp.	262,411
10,786	Cymer, Inc.(a)	1,110,634
30,234	Cypress Semiconductor Corp.(a)	310,503
26,850	Daktronics, Inc.	318,441
8,020	Datalink Corp.(a)	70,496
7,067	Dealertrack Technologies, Inc.(a)	223,176
13,383	Dice Holdings, Inc.(a)	125,934
14,339	Digi International, Inc.(a)	140,522
25,672	Digital River, Inc.(a)	372,757
13,005	Diodes, Inc.(a)	247,355
13,436	Dolby Laboratories, Inc., Class A(b)	434,117
26,823	DSP Group, Inc.(a)	175,959
3,466	DTS, Inc.(a)	66,201
9,557	Dynamics Research Corp.(a)	65,561
96,725	EarthLink, Inc.	657,730
4,456	Ebix, Inc.(b)	72,811
27,251	EchoStar Corp., Class A(a)	991,391
10,153	Electro Rent Corp.	157,168
13,990	Electro Scientific Industries, Inc.	151,092
23,095	Electronics for Imaging, Inc.(a)	522,409
20,649	EMCORE Corp.(a)(b)	124,307
41,456	Emulex Corp.(a)	316,724
46,799	Entegris, Inc.(a)	461,438
19,931	Entropic Communications, Inc.(a)	104,438
16,712	EPIQ Systems, Inc.	206,226
3,850	ePlus, Inc.	179,372
29,620	Euronet Worldwide, Inc.(a)	724,801
16,361	Exar Corp.(a)	171,627
4,827	ExlService Holdings, Inc.(a)	143,169
39,752	Extreme Networks, Inc.(a)	146,685
5,729	F5 Networks, Inc.(a)	600,858
9,323	Fabrinet (Cayman Islands)(a)	136,489
7,221	FactSet Research Systems, Inc.(b)	668,087
11,961	Fair Isaac Corp.	539,082
58,582	Fairchild Semiconductor International, Inc.(a)	865,256
2,411	FARO Technologies, Inc.(a)	80,069
10,086	FEI Co.	614,843
23,474	Finisar Corp.(a)	363,847
6,131	FleetCor Technologies, Inc.(a)	366,879
40,235	FormFactor, Inc.(a)	201,175
5,668	Forrester Research, Inc.	160,234
4,442	Fortinet, Inc.(a)	104,787
26,282	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	379,775
14,484	Gartner, Inc.(a)	746,071
49,285	Genpact Ltd.	825,524
44,314	Global Cash Access Holdings, Inc.(a)	334,571
8,732	Globecomm Systems, Inc.(a)	108,277
16,594	GSI Group, Inc. (Canada)(a)	157,643
45,414	GT Advanced Technologies, Inc.(a)(b)	143,508
18,136	Hackett Group, Inc. (The)	77,985
50,676	Harmonic, Inc.(a)	265,036
16,817	Heartland Payment Systems, Inc.	534,108
3,870	Hittite Microwave Corp.(a)	237,541
49,517	Hutchinson Technology, Inc.(a)(b)	138,152
4,877	iGATE Corp.(a)	85,250
48,317	Imation Corp.(a)	179,256
27,796	Infinera Corp.(a)(b)	198,186
5,024	Informatica Corp.(a)	185,938
75,446	Integrated Device Technology, Inc.(a)	545,475
8,766	InterDigital, Inc.(b)	380,357
53,609	Intermec, Inc.(a)	529,657
21,312	Internap Network Services Corp.(a)	168,578
30,653	International Rectifier Corp.(a)	597,427
7,248	InterXion Holding NV (Netherlands)(a)	166,632
17,001	Intevac, Inc.(a)	71,574
25,537	IntraLinks Holdings, Inc.(a)	165,224
3,500	IPG Photonics Corp.(b)	229,180
5,211	Ixia(a)	98,957
10,387	IXYS Corp.	100,131
12,111	j2 Global, Inc.	385,372
21,521	Jack Henry & Associates, Inc.	892,691

55,854	JDS Uniphase Corp.(a)	$810,442
47,815	Kemet Corp.(a)	275,414
26,729	Kopin Corp.(a)	92,482
25,275	Kulicke & Soffa Industries, Inc.(a)	286,113
29,181	Lattice Semiconductor Corp.(a)	129,855
22,287	Limelight Networks, Inc.(a)	52,597
56,849	Lionbridge Technologies, Inc.(a)	226,828
2,029	Liquidity Services, Inc.(a)(b)	64,664
5,539	Littelfuse, Inc.	354,551
4,401	Loral Space & Communications, Inc.	258,295
17,208	LTX-Credence Corp.(a)	105,657
23,636	Magnachip Semiconductor Corp.(a)	378,649
4,346	Manhattan Associates, Inc.(a)	297,744
19,272	ManTech International Corp., Class A(b)	475,440
8,836	MAXIMUS, Inc.	605,885
5,342	Measurement Specialties, Inc.(a)	188,573
39,879	Mentor Graphics Corp.(a)	683,127
1,263	MercadoLibre, Inc. (Argentina)(b)	111,649
8,195	Mercury Systems, Inc.(a)	60,233
28,585	Methode Electronics, Inc.	274,988
15,515	Micrel, Inc.	161,511
13,379	MICROS Systems, Inc.(a)	615,835
23,549	Microsemi Corp.(a)	492,645
1,456	MicroStrategy, Inc., Class A(a)	145,993
20,668	MKS Instruments, Inc.	574,570
53,843	ModusLink Global Solutions, Inc.(a)	156,683
4,377	MoneyGram International, Inc.(a)	60,271
9,230	Monolithic Power Systems, Inc.	215,059
7,665	Monotype Imaging Holdings, Inc.	138,583
12,478	Move, Inc.(a)	117,668
4,773	MTS Systems Corp.	271,345
6,331	Multi-Fineline Electronix, Inc.(a)	101,138
20,301	Nam Tai Electronics, Inc. (Hong Kong)	265,943
4,651	Nanometrics, Inc.(a)	72,602
19,309	National Instruments Corp.	548,376
12,277	NCI, Inc., Class A(a)	64,577
28,944	Net 1 UEPS Technologies, Inc.(a)	165,849
11,986	NETGEAR, Inc.(a)	420,828
10,219	NetScout Systems, Inc.(a)	266,001
15,514	NeuStar, Inc., Class A(a)	700,302
16,308	Newport Corp.(a)	235,161
9,836	NIC, Inc.	160,327
45,561	Novatel Wireless, Inc.(a)	85,655
34,251	Oclaro, Inc.(a)(b)	55,487
30,885	OmniVision Technologies, Inc.(a)	474,702
7,333	Oplink Communications, Inc.(a)	123,561
16,955	Orbotech Ltd. (Israel)(a)	159,886
4,972	OSI Systems, Inc.(a)	270,775
10,772	Park Electrochemical Corp.	281,580
18,382	PC Connection, Inc.	227,018
11,291	Perficient, Inc.(a)	135,040
17,110	Pericom Semiconductor Corp.(a)	120,968
59,866	Photronics, Inc.(a)	358,597
12,897	Plantronics, Inc.	530,325
22,857	Plexus Corp.(a)	583,311
88,405	PMC - Sierra, Inc.(a)	510,981
40,696	Polycom, Inc.(a)	448,877
5,020	Power Integrations, Inc.	187,748
75,417	Power-One, Inc.(a)(b)	303,176
17,906	PRGX Global, Inc.(a)	120,866
21,857	Progress Software Corp.(a)	512,984
26,069	PTC, Inc.(a)	604,279
28,706	Pulse Electronics Corp.(a)	8,609
3,877	QLIK Technologies, Inc.(a)	86,108
35,368	QLogic Corp.(a)	408,500
115,810	Quantum Corp.(a)	157,502
16,198	QuinStreet, Inc.(a)	91,357
9,019	Rackspace Hosting, Inc.(a)	679,582
17,736	RadiSys Corp.(a)	69,170
2,895	RADWARE Ltd. (Israel)(a)	105,291
28,880	Rambus, Inc.(a)	157,685
6,252	RealD, Inc.(a)(b)	71,148
19,624	RealNetworks, Inc.(a)	150,320
11,944	Red Hat, Inc.(a)	663,609
129,108	RF Micro Devices, Inc.(a)	645,540
9,897	Richardson Electronics Ltd.	119,952
8,609	Rimage Corp.	59,746
11,111	Riverbed Technology, Inc.(a)	215,553
15,460	Rofin-Sinar Technologies, Inc.(a)	396,240
6,967	Rogers Corp.(a)	326,474
11,567	Rosetta Stone, Inc.(a)	149,908
24,227	Rovi Corp.(a)	418,885
12,272	Rudolph Technologies, Inc.(a)	165,549
4,832	Salesforce.com, Inc.(a)	831,732
24,466	Sapient Corp.(a)	296,283
20,096	ScanSource, Inc.(a)	583,990
20,109	SeaChange International, Inc.(a)	224,215
11,694	Semtech Corp.(a)	352,691
40,185	Sigma Designs, Inc.(a)	214,588
12,401	Silicon Graphics International Corp.(a)(b)	180,311
30,084	Silicon Image, Inc.(a)	145,907
6,787	Silicon Laboratories, Inc.(a)	296,185
8,484	SINA Corp. (China)(a)	466,026
31,162	Skyworks Solutions, Inc.(a)	746,018
28,986	Smart Technologies, Inc., Class A (Canada)(a)(b)	49,566
45,944	Smith Micro Software, Inc.(a)	68,916
8,780	Sohu.com, Inc.(a)	420,386
1,979	SolarWinds, Inc.(a)	107,697
8,606	Solera Holdings, Inc.	471,695
74,982	Sonus Networks, Inc.(a)	170,209
53,455	Spansion, Inc., Class A(a)	614,733
9,830	SS&C Technologies Holdings, Inc.(a)	222,453
23,617	STEC, Inc.(a)	119,502
29,772	STR Holdings, Inc.(a)	63,414
59,050	SunPower Corp.(a)(b)	460,000
11,516	Super Micro Computer, Inc.(a)	142,568
6,167	Supertex, Inc.	117,913
10,248	Sycamore Networks, Inc.	23,570
27,934	Sykes Enterprises, Inc.(a)	449,737
24,633	Symmetricom, Inc.(a)	132,772
6,961	Synaptics, Inc.(a)	244,192
3,575	Synchronoss Technologies, Inc.(a)	85,121
16,891	SYNNEX Corp.(a)	607,231
3,852	Syntel, Inc.	224,533
41,823	Take-Two Interactive Software, Inc.(a)	508,986
59,721	TeleCommunication Systems, Inc., Class A(a)	134,969
33,151	TeleTech Holdings, Inc.(a)	619,924
5,463	Tessco Technologies, Inc.	122,098
28,111	Tessera Technologies, Inc.	493,348
20,917	TIBCO Software, Inc.(a)	490,295
10,343	TiVo, Inc.(a)	137,976
17,444	TNS, Inc.(a)	365,452

85,780	TriQuint Semiconductor, Inc.(a)	$450,345
36,871	TTM Technologies, Inc.(a)	293,862
4,243	Tyler Technologies, Inc.(a)	229,334
1,188	Ultimate Software Group, Inc. (The)(a)	120,630
14,747	Ultra Clean Holdings, Inc.(a)	82,731
107,996	United Online, Inc.	717,093
82,155	Unwired Planet, Inc.(a)	165,953
97,228	UTStarcom Holdings Corp. (Cayman Islands)(a)	95,283
22,016	ValueClick, Inc.(a)	450,668
8,248	VASCO Data Security International, Inc.(a)	66,809
18,531	Veeco Instruments, Inc.(a)(b)	582,800
8,747	VeriFone Systems, Inc.(a)	303,696
6,703	Verint Systems, Inc.(a)	226,561
17,787	Verisign, Inc.(a)	772,134
12,422	ViaSat, Inc.(a)	477,129
6,986	Virtusa Corp.(a)	144,680
8,786	Vishay Precision Group, Inc.(a)	115,887
8,083	VistaPrint NV (Netherlands)(a)(b)	289,776
5,273	VMware, Inc., Class A(a)	403,279
2,867	Volterra Semiconductor Corp.(a)	47,134
16,065	WebMD Health Corp.(a)	265,554
9,427	Websense, Inc.(a)	137,917
38,682	Westell Technologies, Inc., Class A(a)	70,788
8,270	Wex, Inc.(a)	650,105
13,586	XO Group, Inc.(a)	130,697
27,061	Xyratex Ltd. (Bermuda)	251,667
4,895	Yandex NV, Class A (Netherlands)(a)	118,508
18,302	Zebra Technologies Corp., Class A(a)	792,111
3,938	Zygo Corp.(a)	62,654
		82,151,072
	Materials - 6.4%
24,793	A. Schulman, Inc.	797,095
24,129	A.M. Castle & Co.(a)(b)	406,574
5,809	AEP Industries, Inc.(a)	373,983
5,550	Allied Nevada Gold Corp.(a)	131,480
12,185	AMCOL International Corp.	359,823
5,931	American Vanguard Corp.	201,061
25,951	Axiall Corp.(b)	1,457,927
5,270	Balchem Corp.	197,098
93,671	Boise, Inc.	772,786
15,184	Buckeye Technologies, Inc.	436,540
19,207	Calgon Carbon Corp.(a)	308,080
17,154	Carpenter Technology Corp.	897,669
84,556	Century Aluminum Co.(a)	728,027
22,837	China Gerui Advanced Materials Group Ltd. (British Virgin Islands)(a)(b)	52,068
18,814	Clearwater Paper Corp.(a)	852,462
11,518	Compass Minerals International, Inc.	829,872
2,171	Deltic Timber Corp.	157,528
18,412	Eagle Materials, Inc.	1,192,545
146,449	Ferro Corp.(a)	746,890
6,081	Flotek Industries, Inc.(a)	81,850
16,857	Globe Specialty Metals, Inc.	255,552
95,312	Graphic Packaging Holding Co.(a)	668,137
37,837	Gulf Resources, Inc.(b)	44,269
22,511	H.B. Fuller Co.	879,730
3,815	Hawkins, Inc.	148,861
3,787	Haynes International, Inc.	193,591
134,660	Headwaters, Inc.(a)	1,260,418
105,255	Hecla Mining Co.	552,589
28,479	Horsehead Holding Corp.(a)	283,651
6,963	Innophos Holdings, Inc.	352,119
9,185	Innospec, Inc.	369,696
14,168	Intrepid Potash, Inc.	330,114
9,757	Kaiser Aluminum Corp.	606,495
14,946	KapStone Paper and Packaging Corp.	358,704
13,145	Koppers Holdings, Inc.	533,161
21,008	Kraton Performance Polymers, Inc.(a)	551,460
6,550	Kronos Worldwide, Inc.(b)	127,005
19,777	Landec Corp.(a)	233,369
98,186	Louisiana-Pacific Corp.(a)	1,907,754
5,369	LSB Industries, Inc.(a)	222,277
9,352	Material Sciences Corp.(a)	92,398
15,428	Materion Corp.	415,013
48,654	Mercer International, Inc.(a)	340,092
18,190	Metals USA Holdings Corp.	327,056
18,159	Minerals Technologies, Inc.	751,238
4,843	Molycorp, Inc.(a)	35,741
19,720	Myers Industries, Inc.	291,462
9,949	Neenah Paper, Inc.	307,822
3,881	NewMarket Corp.	990,276
20,693	Noranda Aluminum Holding Corp.	121,882
12,186	Olympic Steel, Inc.	256,028
54,183	Omnova Solutions, Inc.(a)	443,217
38,967	P.H. Glatfelter Co.	724,007
5,958	Quaker Chemical Corp.	340,619
6,535	Royal Gold, Inc.	487,968
22,157	RTI International Metals, Inc.(a)	629,259
17,742	Schnitzer Steel Industries, Inc., Class A	515,937
12,797	Schweitzer-Mauduit International, Inc.	521,350
27,897	Spartech Corp.(a)	265,858
11,295	Stepan Co.	662,565
33,833	Stillwater Mining Co.(a)	455,392
47,715	SunCoke Energy, Inc.(a)	791,115
14,574	Texas Industries, Inc.(a)(b)	828,386
12,820	Tredegar Corp.	292,424
4,149	Universal Stainless & Alloy Products, Inc.(a)	148,244
47,398	Wausau Paper Corp.	458,339
6,683	Westlake Chemical Corp.	613,900
39,352	Yongye International, Inc.(a)(b)	214,468
12,172	Zep, Inc.	177,711
14,102	Zoltek Cos., Inc.(a)(b)	114,931
		33,475,008
	Telecommunication Services - 1.2%
137,820	Alaska Communications Systems Group, Inc.(b)	242,563
5,888	Atlantic Tele-Network, Inc.	254,833
26,750	Cbeyond, Inc.(a)	235,400
93,219	Clearwire Corp., Class A(a)	297,369
8,852	Cogent Communications Group, Inc.	219,264
21,304	Consolidated Communications Holdings, Inc.	366,642
36,050	Fairpoint Communications, Inc.(a)(b)	333,823
29,576	General Communication, Inc., Class A(a)	251,692
10,308	HickoryTech Corp.	99,781
49,417	IDT Corp., Class B	505,042
31,559	Iridium Communications, Inc.(a)(b)	220,913
73,513	Leap Wireless International, Inc.(a)(b)	424,905
17,436	Neutral Tandem, Inc.	48,298
17,607	NTELOS Holdings Corp.	227,658
40,456	Premiere Global Services, Inc.(a)	379,073
5,490	Primus Telecommunications Group, Inc.	58,633
12,308	SBA Communications Corp., Class A(a)	857,375

17,206	Shenandoah Telecommunications Co.	$252,240
14,596	United States Cellular Corp.(a)	555,232
39,970	USA Mobility, Inc.	462,053
61,289	Vonage Holdings Corp.(a)	159,964
		6,452,753
	Utilities - 1.6%
10,324	American States Water Co.	521,878
24,510	California Water Service Group	477,945
10,219	CH Energy Group, Inc.	664,235
5,421	Chesapeake Utilities Corp.	257,281
3,886	Connecticut Water Service, Inc.	115,181
9,974	Consolidated Water Co. Ltd. (Cayman Islands)	89,168
25,448	El Paso Electric Co.	857,343
36,201	Empire District Electric Co. (The)	767,823
17,368	Laclede Group, Inc. (The)	693,330
13,176	MGE Energy, Inc.	690,291
8,574	Middlesex Water Co.	165,564
19,012	Northwest Natural Gas Co.	863,525
9,603	Ormat Technologies, Inc.(b)	204,160
36,933	Otter Tail Corp.	992,759
7,920	SJW Corp.	214,790
13,964	South Jersey Industries, Inc.	757,966
6,687	Unitil Corp.	179,078
5,144	York Water Co. (The)	97,222
		8,609,539
	Total Common Stocks and Other Equity Interests (Cost $479,809,613)	528,028,661

	Warrant - 0.0%
	Energy - 0.0%
1,014	Magnum Hunter Resources Corp., expiring 10/14/13(a)(b) (Cost $0)	142

	Money Market Fund - 0.1%
379,161	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $379,161)	379,161

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $480,188,774)-100.0%	528,407,964

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.2%
32,961,144	Invesco Liquid Assets Portfolio - Institutional Class (Cost $32,961,144)(d)(e)	32,961,144

	Total Investments (Cost $513,149,918)(f)-106.3%	561,369,108
	Liabilities in excess of other assets-(6.3)%	(33,215,344)
	Net Assets-100.0%	$528,153,764

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2013:

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2013	Dividend Income
Invesco Mortgage Capital , Inc. REIT	$476,351	$74,759	$(40,016)	$106,462	$6,775	$624,331	$50,321

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(f) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $521,560,419. The net unrealized appreciation was $39,808,689 which consisted of aggregate gross unrealized appreciation of $87,580,885 and aggregate gross unrealized depreciation of $47,772,196.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 34.6%
7,012	AutoZone, Inc.(a)	$2,592,337
45,828	Bed Bath & Beyond, Inc.(a)	2,690,104
74,792	CBS Corp., Class B	3,120,322
168,883	Comcast Corp., Class A	6,431,065
54,145	DIRECTV(a)	2,768,975
44,546	Discovery Communications, Inc., Class A(a)	3,090,602
53,820	Dollar General Corp.(a)	2,487,560
78,091	Gap, Inc. (The)	2,552,014
96,497	Home Depot, Inc. (The)	6,457,579
48,020	Liberty Global, Inc., Class A(a)	3,279,286
74,565	Lowe’s Cos., Inc.	2,847,637
254,831	News Corp., Class A	7,069,012
4,058	priceline.com, Inc.(a)	2,781,637
47,278	Ross Stores, Inc.	2,822,497
28,359	Time Warner Cable, Inc.	2,533,593
60,691	TJX Cos., Inc. (The)	2,742,019
16,766	VF Corp.	2,474,326
126,440	Walt Disney Co. (The)	6,812,587
40,117	Yum! Brands, Inc.	2,605,198
		68,158,350
	Consumer Staples - 8.7%
40,720	Brown-Forman Corp., Class B	2,634,584
24,802	Colgate-Palmolive Co.	2,662,991
27,710	Costco Wholesale Corp.	2,835,841
36,727	Hershey Co. (The)	2,917,960
69,861	Philip Morris International, Inc.	6,158,946
		17,210,322
	Energy - 1.5%
22,879	EOG Resources, Inc.	2,859,417

	Financials - 13.0%
35,914	American Tower Corp. REIT	2,734,851
636,821	Bank of America Corp.	7,208,814
71,288	Berkshire Hathaway, Inc., Class B(a)	6,909,946
76,406	Marsh & McLennan Cos., Inc.	2,710,885
53,085	McGraw-Hill Cos., Inc. (The)	3,053,449
97,642	Weyerhaeuser Co. REIT	2,940,977
		25,558,922
	Health Care - 10.7%
70,710	Amgen, Inc.	6,042,877
18,050	Biogen Idec, Inc.(a)	2,817,244
34,848	Cerner Corp.(a)	2,876,702
71,760	Gilead Sciences, Inc.(a)	2,830,932
90,240	HCA Holdings, Inc.	3,397,536
28,485	McKesson Corp.	2,997,477
		20,962,768
	Industrials - 3.4%
51,140	Union Pacific Corp.	6,722,864

	Information Technology - 23.7%
10,728	Apple, Inc.	4,884,566
118,876	eBay, Inc.(a)	6,648,735
8,990	Google, Inc., Class A(a)	6,793,653
44,918	Intuit, Inc.	2,801,985
12,849	MasterCard, Inc., Class A	6,660,922
49,422	Motorola Solutions, Inc.	2,885,750
98,696	QUALCOMM, Inc.	6,516,897
41,941	Visa, Inc., Class A	6,622,903
143,368	Yahoo!, Inc.(a)	2,814,314
		46,629,725
	Materials - 3.0%
29,381	Monsanto Co.	2,977,764
17,643	Sherwin-Williams Co. (The)	2,860,636
		5,838,400
	Telecommunication Services - 1.4%
39,856	Crown Castle International Corp.(a)	2,810,645

	Total Common Stocks and Other Equity Interests (Cost $166,740,159)	196,751,413

	Money Market Fund - 0.1%
253,230	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $253,230)	253,230

	Total Investments (Cost $166,993,389)(b)-100.1%	197,004,643
	Liabilities in excess of other assets-(0.1)%	(199,511)
	Net Assets-100.0%	$196,805,132

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $167,009,852. The net unrealized appreciation was $29,994,791 which consisted of aggregate gross unrealized appreciation of $30,457,133 and aggregate gross unrealized depreciation of $462,342.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 6.1%
572,934	Ford Motor Co.	$7,419,495
253,459	General Motors Co.(a)	7,119,664
132,132	Omnicom Group, Inc.	7,172,125
520,950	Starz - Liberty Capital(a)	8,303,943
		30,015,227
	Consumer Staples - 6.2%
250,471	Kroger Co. (The)	6,938,046
218,114	PepsiCo, Inc.	15,889,605
193,431	Walgreen Co.	7,729,503
		30,557,154
	Energy - 16.4%
144,875	Chevron Corp.	16,682,356
268,900	ConocoPhillips	15,596,200
173,743	Exxon Mobil Corp.	15,631,658
132,213	Hess Corp.	8,879,425
110,147	Marathon Petroleum Corp.	8,174,009
125,500	Phillips 66	7,601,535
203,308	Valero Energy Corp.	8,890,659
		81,455,842
	Financials - 19.8%
82,951	ACE Ltd.	7,078,209
124,028	Aflac, Inc.	6,580,926
162,363	Allstate Corp. (The)	7,127,736
198,382	American International Group, Inc.(a)	7,504,791
113,906	Capital One Financial Corp.	6,415,186
448,931	Fifth Third Bancorp	7,313,086
372,755	JPMorgan Chase & Co.	17,538,123
242,072	SunTrust Banks, Inc.	6,867,582
474,614	U.S. Bancorp	15,709,723
463,849	Wells Fargo & Co.	16,155,861
		98,291,223
	Health Care - 20.4%
152,172	Aetna, Inc.	7,339,255
201,421	Bristol-Myers Squibb Co.	7,279,355
162,202	Cardinal Health, Inc.	7,106,070
312,240	Eli Lilly & Co.	16,764,165
219,578	Johnson & Johnson	16,231,206
156,076	Medtronic, Inc.	7,273,142
345,663	Merck & Co., Inc.	14,949,925
611,986	Pfizer, Inc.	16,694,978
117,331	WellPoint, Inc.	7,605,395
		101,243,491
	Industrials - 6.6%
78,193	Deere & Co.	7,354,834
98,618	General Dynamics Corp.	6,538,373
70,440	Lockheed Martin Corp.	6,119,123
98,536	Northrop Grumman Corp.	6,408,781
115,039	Raytheon Co.	6,060,255
		32,481,366
	Information Technology - 11.3%
537,393	Corning, Inc.	6,448,716
680,583	Dell, Inc.	9,010,919
505,052	Hewlett-Packard Co.	8,338,408
80,566	International Business Machines Corp.	16,360,538
575,269	Microsoft Corp.	15,802,639
		55,961,220
	Materials - 1.4%
30,709	CF Industries Holdings, Inc.	7,037,581

	Telecommunication Services - 7.6%
448,675	AT&T, Inc.	15,609,403
169,217	CenturyLink, Inc.	6,844,828
347,110	Verizon Communications, Inc.	15,137,467
		37,591,698
	Utilities - 4.2%
95,653	NextEra Energy, Inc.	6,891,799
96,059	Sempra Energy	7,209,228
242,966	Xcel Energy, Inc.	6,749,596
		20,850,623
	Total Investments (Cost $434,953,883)(b)-100.0%	495,485,425
	Other assets less liabilities-0.0%	182,463
	Net Assets-100.0%	$495,667,888

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $435,971,533. The net unrealized appreciation was $59,513,892 which consisted of aggregate gross unrealized appreciation of $61,040,596 and aggregate gross unrealized depreciation of $1,526,704.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 9.3%
19,485	Comcast Corp., Class A	$741,989
6,724	Johnson Controls, Inc.	209,049
2,278	Liberty Global, Inc., Class A(a)	155,565
13,858	News Corp., Class A	384,421
2,596	Time Warner Cable, Inc.	231,927
3,249	Viacom, Inc., Class B	196,077
10,823	Walt Disney Co. (The)	583,143
		2,502,171
	Consumer Staples - 14.1%
9,686	Archer-Daniels-Midland Co.	276,341
2,229	Bunge Ltd.	177,562
3,638	Costco Wholesale Corp.	372,313
4,969	General Mills, Inc.	208,400
2,601	H.J. Heinz Co.	157,699
5,323	Kraft Foods Group, Inc.	246,029
3,159	Lorillard, Inc.	123,422
15,896	Mondelez International, Inc., Class A	441,750
10,755	Walgreen Co.	429,770
19,802	Wal-Mart Stores, Inc.	1,385,150
		3,818,436
	Energy - 3.6%
7,152	Chesapeake Energy Corp.	144,327
5,764	Halliburton Co.	234,480
4,144	Hess Corp.	278,311
2,424	Murphy Oil Corp.	144,277
4,865	Williams Cos., Inc. (The)	170,518
		971,913
	Financials - 14.5%
4,365	Aflac, Inc.	231,607
8,013	American Express Co.	471,245
15,372	Bank of New York Mellon Corp. (The)	417,503
6,402	Capital One Financial Corp.	360,561
8,316	Charles Schwab Corp. (The)	137,463
5,731	PNC Financial Services Group, Inc.	354,176
4,605	State Street Corp.	256,268
48,576	Wells Fargo & Co.	1,691,902
		3,920,725
	Health Care - 15.6%
5,652	AmerisourceBergen Corp.	256,431
5,159	Amgen, Inc.	440,888
15,159	Bristol-Myers Squibb Co.	547,847
12,217	Eli Lilly & Co.	655,931
21,187	Johnson & Johnson	1,566,143
3,765	McKesson Corp.	396,191
7,867	Medtronic, Inc.	366,602
		4,230,033
	Industrials - 14.6%
4,926	3M Co.	495,309
5,290	Boeing Co. (The)	390,772
3,533	Caterpillar, Inc.	347,612
7,664	CSX Corp.	168,838
2,560	Deere & Co.	240,794
16,301	Delta Air Lines, Inc.(a)	226,421
2,720	Eaton Corp. PLC (Ireland)	154,904
5,813	Emerson Electric Co.	332,794
3,665	General Dynamics Corp.	242,989
5,364	Honeywell International, Inc.	366,039
3,526	Illinois Tool Works, Inc.	221,539
2,841	Norfolk Southern Corp.	195,660
6,591	United Technologies Corp.	577,174
		3,960,845
	Information Technology - 14.2%
10,499	Applied Materials, Inc.	135,542
2,826	Automatic Data Processing, Inc.	167,553
17,762	Dell, Inc.	235,169
33,841	Intel Corp.	712,015
5,231	International Business Machines Corp.	1,062,259
35,831	Microsoft Corp.	984,278
6,667	Texas Instruments, Inc.	220,544
18,572	Xerox Corp.	148,762
8,507	Yahoo!, Inc.(a)	166,992
		3,833,114
	Materials - 2.4%
1,499	Air Products & Chemicals, Inc.	131,057
7,198	E.I. du Pont de Nemours & Co.	341,545
1,340	PPG Industries, Inc.	184,746
		657,348
	Telecommunication Services - 8.0%
62,249	AT&T, Inc.	2,165,643

	Utilities - 3.7%
12,175	AES Corp. (The)	131,977
4,606	NextEra Energy, Inc.	331,862
5,753	PPL Corp.	174,258
8,277	Southern Co. (The)	366,092
		1,004,189
	Total Common Stocks (Cost $23,740,739)	27,064,417

	Money Market Fund - 0.2%
61,108	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $61,108)	61,108

	Total Investments (Cost $23,801,847)(b)-100.2%	27,125,525
	Liabilities in excess of other assets-(0.2)%	(41,653)
	Net Assets-100.0%	$27,083,872

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $23,832,002. The net unrealized appreciation was $3,293,523 which consisted of aggregate gross unrealized appreciation of $3,844,651 and aggregate gross unrealized depreciation of $551,128.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 8.7%
2,908	Amazon.com, Inc.(a)	$772,074
17,292	DIRECTV(a)	884,313
51,037	General Motors Co.(a)	1,433,629
23,501	McDonald’s Corp.	2,239,410
13,858	NIKE, Inc., Class B	749,025
15,517	TJX Cos., Inc. (The)	701,058
		6,779,509
	Consumer Staples - 24.8%
103,571	Coca-Cola Co. (The)	3,856,984
10,294	Colgate-Palmolive Co.	1,105,267
56,308	CVS Caremark Corp.	2,882,970
48,323	PepsiCo, Inc.	3,520,330
30,628	Philip Morris International, Inc.	2,700,164
70,894	Procter & Gamble Co. (The)	5,328,393
		19,394,108
	Energy - 10.3%
13,399	Anadarko Petroleum Corp.	1,072,188
10,626	Apache Corp.	890,034
15,438	Baker Hughes, Inc.	690,387
4,756	EOG Resources, Inc.	594,405
9,309	National Oilwell Varco, Inc.	690,169
21,909	Occidental Petroleum Corp.	1,933,908
27,662	Schlumberger Ltd. (Curacao)	2,159,019
		8,030,110
	Financials - 8.3%
45,000	Annaly Capital Management, Inc. REIT	669,150
44,888	Berkshire Hathaway, Inc., Class B(a)	4,350,994
12,277	CME Group, Inc.	710,102
4,491	Simon Property Group, Inc. REIT	719,368
		6,449,614
	Health Care - 19.9%
45,932	Abbott Laboratories	1,556,176
45,932	AbbVie, Inc.	1,685,245
14,386	Baxter International, Inc.	975,946
28,643	Express Scripts Holding Co.(a)	1,530,109
23,559	Gilead Sciences, Inc.(a)	929,403
9,636	Humana, Inc.	716,533
112,346	Merck & Co., Inc.	4,858,965
13,865	Thermo Fisher Scientific, Inc.	1,000,221
41,128	UnitedHealth Group, Inc.	2,270,677
		15,523,275
	Industrials - 2.9%
11,550	Union Pacific Corp.	1,518,363
29,830	United Continental Holdings, Inc.(a)	720,395
		2,238,758
	Information Technology - 19.8%
5,607	Apple, Inc.	2,552,923
150,174	Cisco Systems, Inc.	3,089,079
59,283	Corning, Inc.	711,396
20,789	eBay, Inc.(a)	1,162,729
36,432	EMC Corp.(a)	896,592
3,300	Google, Inc., Class A(a)	2,493,777
60,205	Oracle Corp.	2,137,880
22,240	QUALCOMM, Inc.	1,468,507
6,208	Visa, Inc., Class A	980,305
		15,493,188
	Materials - 4.4%
34,055	Freeport-McMoRan Copper & Gold, Inc.	1,200,439
10,098	Monsanto Co.	1,023,432
12,412	Newmont Mining Corp.	533,219
6,532	Praxair, Inc.	720,937
		3,478,027
	Telecommunication Services - 0.8%
15,516	CenturyLink, Inc.	627,622

	Total Common Stocks and Other Equity Interests (Cost $77,450,559)	78,014,211

	Money Market Fund - 0.1%
67,829	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $67,829)	67,829

	Total Investments (Cost $77,518,388)(b)-100.0%	78,082,040
	Liabilities in excess of other assets-(0.0)%	(151)
	Net Assets-100.0%	$78,081,889

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $77,519,644. The net unrealized appreciation was $562,396 which consisted of aggregate gross unrealized appreciation of $684,206 and aggregate gross unrealized depreciation of $121,810.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.5%
868	Best Buy Co., Inc.	$14,114
643	CBS Corp., Class B	26,826
4,852	Ford Motor Co.	62,833
1,488	Home Depot, Inc. (The)	99,577
1,465	Lowe’s Cos., Inc.	55,948
509	Macy’s, Inc.	20,111
1,162	Staples, Inc.	15,664
866	Target Corp.	52,315
1,715	Time Warner, Inc.	86,642
		434,030
	Consumer Staples - 5.3%
3,079	Altria Group, Inc.	103,701
812	Coca-Cola Enterprises, Inc.	28,314
552	ConAgra Foods, Inc.	18,045
253	Kellogg Co.	14,800
415	Kimberly-Clark Corp.	37,147
1,448	Kroger Co. (The)	40,110
348	Reynolds American, Inc.	15,305
1,087	Safeway, Inc.	20,925
854	Sysco Corp.	27,131
		305,478
	Energy - 20.3%
2,416	Chevron Corp.	278,202
2,341	ConocoPhillips	135,778
364	Devon Energy Corp.	20,817
5,119	Exxon Mobil Corp.	460,557
1,723	Marathon Oil Corp.	57,910
785	Marathon Petroleum Corp.	58,255
1,161	Phillips 66	70,322
590	Spectra Energy Corp.	16,390
1,836	Valero Energy Corp.	80,288
		1,178,519
	Financials - 32.9%
1,139	Allstate Corp. (The)	50,002
691	American International Group, Inc.(a)	26,141
41,385	Bank of America Corp.	468,478
1,055	BB&T Corp.	31,945
392	Chubb Corp. (The)	31,482
7,096	Citigroup, Inc.	299,167
1,500	Fifth Third Bancorp	24,435
748	Goldman Sachs Group, Inc. (The)	110,599
1,623	Hartford Financial Services Group, Inc. (The)	40,250
6,222	JPMorgan Chase & Co.	292,745
1,944	KeyCorp	18,274
665	Lincoln National Corp.	19,272
508	Loews Corp.	22,032
473	Marsh & McLennan Cos., Inc.	16,782
1,236	MetLife, Inc.	46,152
3,409	Morgan Stanley	77,896
510	Principal Financial Group, Inc.	15,815
796	Progressive Corp. (The)	17,902
662	Prudential Financial, Inc.	38,317
4,002	Regions Financial Corp.	31,136
1,320	SunTrust Banks, Inc.	37,448
896	Travelers Cos., Inc. (The)	70,300
2,180	U.S. Bancorp	72,158
1,751	Weyerhaeuser Co. REIT	52,740
		1,911,468
	Health Care - 7.8%
469	Aetna, Inc.	22,620
2,858	Boston Scientific Corp.(a)	21,349
913	Cardinal Health, Inc.	39,999
306	Cigna Corp.	17,852
651	HCA Holdings, Inc.	24,510
9,732	Pfizer, Inc.	265,489
927	WellPoint, Inc.	60,088
		451,907
	Industrials - 10.1%
33	Engility Holdings, Inc.(a)	635
317	FedEx Corp.	32,160
16,210	General Electric Co.	361,159
198	L-3 Communications Holdings, Inc.	15,032
420	Lockheed Martin Corp.	36,485
531	Northrop Grumman Corp.	34,536
354	PACCAR, Inc.	16,659
486	Raytheon Co.	25,603
562	United Parcel Service, Inc., Class B	44,561
585	Waste Management, Inc.	21,282
		588,112
	Information Technology - 1.5%
3,891	Hewlett-Packard Co.	64,240
414	Motorola Solutions, Inc.	24,174
		88,414
	Materials - 2.2%
2,871	Alcoa, Inc.	25,380
1,600	Dow Chemical Co. (The)	51,520
633	International Paper Co.	26,219
520	Nucor Corp.	23,925
		127,044
	Telecommunication Services - 5.1%
14,442	Sprint Nextel Corp.(a)	81,308
4,988	Verizon Communications, Inc.	217,527
		298,835
	Utilities - 7.2%
546	Ameren Corp.	17,712
784	American Electric Power Co., Inc.	35,507
418	Consolidated Edison, Inc.	23,776
687	Dominion Resources, Inc.	37,174
287	DTE Energy Co.	18,170
1,053	Duke Energy Corp.	72,383
529	Edison International	25,492
341	Entergy Corp.	22,029
1,574	Exelon Corp.	49,487
595	FirstEnergy Corp.	24,092
627	PG&E Corp.	26,735
843	Public Service Enterprise Group, Inc.	26,285
284	Sempra Energy	21,314

690	Xcel Energy, Inc.	$19,168
		419,324
	Total Common Stocks and Other Equity Interests (Cost $5,105,484)	5,803,131

	Money Market Fund - 1.4%
81,495	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $81,495)	81,495

	Total Investments (Cost $5,186,979)(b)-101.3%	5,884,626
	Liabilities in excess of other assets-(1.3)%	(74,807)
	Net Assets-100.0%	$5,809,819

Investment Abbreviations:

REIT- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $5,192,519. The net unrealized appreciation was $692,107 which consisted of aggregate gross unrealized appreciation of $826,233 and aggregate gross unrealized depreciation of $134,126.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.2%
947	Advance Auto Parts, Inc.	$69,623
320	AutoZone, Inc.(a)	118,304
1,759	Big Lots, Inc.(a)	56,552
1,173	BorgWarner, Inc.(a)	87,013
8,707	Cablevision Systems Corp., Class A	127,471
6,521	Dana Holding Corp.	104,858
2,847	Darden Restaurants, Inc.	132,386
3,906	DISH Network Corp., Class A	145,577
1,902	Expedia, Inc.	124,106
1,669	Family Dollar Stores, Inc.	94,632
6,642	GameStop Corp., Class A	154,094
11,145	Interpublic Group of Cos., Inc. (The)	134,966
1,670	Jarden Corp.(a)	98,263
5,256	Kohl’s Corp.	243,300
5,918	Mattel, Inc.	222,694
2,619	Nordstrom, Inc.	144,647
1,692	Penn National Gaming, Inc.(a)	82,333
1,424	PetSmart, Inc.	93,144
1,989	Tenneco, Inc.(a)	69,535
1,362	Tiffany & Co.	89,552
1,507	VF Corp.	222,403
7,424	Virgin Media, Inc.	292,431
1,504	Visteon Corp.(a)	84,660
		2,992,544
	Consumer Staples - 5.9%
1,333	Brown-Forman Corp., Class B	86,245
2,289	Clorox Co. (The)	179,480
3,551	Dr Pepper Snapple Group, Inc.	160,044
1,435	Energizer Holdings, Inc.	124,859
1,505	Estee Lauder Cos., Inc. (The), Class A	91,700
1,909	Hershey Co. (The)	151,670
2,380	Hormel Foods Corp.	82,372
1,401	Ingredion, Inc.	92,564
1,845	McCormick & Co., Inc.	115,036
		1,083,970
	Energy - 7.3%
7,075	Arch Coal, Inc.	50,374
944	Cimarex Energy Co.	60,284
2,625	Diamond Offshore Drilling, Inc.	197,111
1,460	Energen Corp.	70,284
1,981	EQT Corp.	117,691
7,640	Kinder Morgan, Inc.	286,194
6,841	McDermott International, Inc.(a)	83,255
3,636	Newfield Exploration Co.(a)	107,262
5,603	Peabody Energy Corp.	140,916
2,970	QEP Resources, Inc.	87,170
2,660	Rowan Cos. PLC, Class A (United Kingdom)(a)	91,717
2,104	Superior Energy Services, Inc.(a)	52,537
		1,344,795
	Financials - 26.1%
7,319	American Capital Ltd.(a)	97,782
5,056	Ameriprise Financial, Inc.	335,314
5,230	Aon PLC (United Kingdom)	301,980
2,161	Arthur J. Gallagher & Co.	79,849
991	AvalonBay Communities, Inc. REIT	128,622
2,198	Boston Properties, Inc. REIT	231,405
1,229	Camden Property Trust REIT	85,280
4,881	CBRE Group, Inc., Class A(a)	105,332
4,554	CIT Group, Inc.(a)	192,862
1,296	Cullen/Frost Bankers, Inc.	76,321
8,814	Discover Financial Services	338,370
4,155	Equity Residential REIT	230,146
7,467	First Niagara Financial Group, Inc.	58,541
1,752	Franklin Resources, Inc.	239,814
8,900	General Growth Properties, Inc. REIT	173,728
14,036	Host Hotels & Resorts, Inc. REIT	235,664
8,002	Kimco Realty Corp. REIT	166,202
2,125	Macerich Co. (The) REIT	126,905
105	Markel Corp.(a)	49,994
2,170	Moody’s Corp.	118,959
3,748	NASDAQ OMX Group, Inc. (The)	106,143
15,328	New York Community Bancorp, Inc.	204,629
7,661	NYSE Euronext	264,841
10,526	People’s United Financial, Inc.	129,575
1,937	Raymond James Financial, Inc.	86,448
1,956	Rayonier, Inc. REIT	105,311
1,479	Reinsurance Group of America, Inc.	84,880
5,872	TD Ameritrade Holding Corp.	113,858
3,244	UDR, Inc. REIT	77,499
3,197	Vornado Realty Trust REIT	270,019
		4,816,273
	Health Care - 6.2%
3,652	Becton, Dickinson and Co.	306,914
838	C.R. Bard, Inc.	85,535
1,668	DENTSPLY International, Inc.	69,656
5,527	Forest Laboratories, Inc.(a)	200,630
3,521	Hospira, Inc.(a)	120,136
1,587	Laboratory Corp. of America Holdings(a)	142,036
1,894	Owens & Minor, Inc.	57,975
1,881	Universal Health Services, Inc., Class B	106,540
1,118	WellCare Health Plans, Inc.(a)	56,694
		1,146,116
	Industrials - 16.6%
2,832	AECOM Technology Corp.(a)	72,414
2,752	AGCO Corp.	145,856
2,170	Alaska Air Group, Inc.(a)	100,102
3,238	Dover Corp.	224,005
1,617	EMCOR Group, Inc.	58,746
1,461	Equifax, Inc.	85,761
3,802	Fluor Corp.	246,484
2,947	General Cable Corp.(a)	99,078
596	Hubbell, Inc., Class B	54,266
2,507	Iron Mountain, Inc.	85,764
3,642	Jacobs Engineering Group, Inc.(a)	175,217
13,418	JetBlue Airways Corp.(a)	77,958
3,485	KBR, Inc.	108,802
4,060	Navistar International Corp.(a)	105,925
3,729	Oshkosh Corp.(a)	146,102
1,130	Pall Corp.	77,179

2,598	Parker Hannifin Corp.	$241,536
6,886	Republic Services, Inc.	219,594
2,216	Rockwell Collins, Inc.	130,478
1,195	Snap-On, Inc.	96,819
15,537	Southwest Airlines Co.	174,170
2,683	Spirit Aerosystems Holdings, Inc., Class A(a)	42,767
2,113	URS Corp.	87,647
606	W.W. Grainger, Inc.	131,999
975	WESCO International, Inc.(a)	71,107
		3,059,776
	Information Technology - 13.4%
2,843	Amdocs Ltd. (Guernsey)	101,467
4,034	Analog Devices, Inc.	176,044
1,874	Autodesk, Inc.(a)	72,861
4,479	Avnet, Inc.(a)	158,377
5,024	CA, Inc.	124,696
4,328	Electronic Arts, Inc.(a)	68,079
5,452	Fidelity National Information Services, Inc.	202,324
2,228	Fiserv, Inc.(a)	178,931
2,717	Harris Corp.	125,525
5,033	Jabil Circuit, Inc.	95,174
1,905	KLA-Tencor Corp.	104,604
2,687	Linear Technology Corp.	98,398
4,658	Maxim Integrated Products, Inc.	146,494
3,332	Microchip Technology, Inc.	111,455
5,672	Paychex, Inc.	185,077
12,724	Symantec Corp.(a)	277,001
749	SYNNEX Corp.(a)	26,927
6,988	Western Union Co. (The)	99,439
3,122	Xilinx, Inc.	113,922
		2,466,795
	Materials - 6.4%
959	Airgas, Inc.	91,335
1,022	Albemarle Corp.	62,659
2,964	Ball Corp.	131,957
2,163	Celanese Corp., Series A	101,401
3,467	Crown Holdings, Inc.(a)	131,261
1,263	International Flavors & Fragrances, Inc.	88,953
2,109	Reliance Steel & Aluminum Co.	136,495
1,384	Rockwood Holdings, Inc.	75,746
3,833	Southern Copper Corp.	150,982
7,560	Steel Dynamics, Inc.	114,988
1,461	Valspar Corp. (The)	96,835
		1,182,612
	Telecommunication Services - 0.8%
9,028	MetroPCS Communications, Inc.(a)	90,551
8,397	NII Holdings, Inc.(a)	58,779
		149,330
	Utilities - 1.1%
1,924	AGL Resources, Inc.	80,423
3,463	American Water Works Co., Inc.	132,564
		212,987
	Total Common Stocks and Other Equity Interests (Cost $17,279,556)	18,455,198

	Money Market Fund - 0.5%
95,011	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,011)	95,011

	Total Investments (Cost $17,374,567)(b)-100.5%	18,550,209
	Liabilities in excess of other assets-(0.5)%	(83,665)
	Net Assets-100.0%	$18,466,544

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $17,386,847. The net unrealized appreciation was $1,163,362 which consisted of aggregate gross unrealized appreciation of $2,003,846 and aggregate gross unrealized depreciation of $840,484.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.0%
15,034	Apollo Group, Inc., Class A(a)	$303,988
19,800	Bed Bath & Beyond, Inc.(a)	1,162,260
25,788	CarMax, Inc.(a)	1,016,563
7,946	Coach, Inc.	405,246
8,720	Dick’s Sporting Goods, Inc.	414,985
15,732	Discovery Communications, Inc., Class A(a)	1,091,486
13,297	Dollar General Corp.(a)	614,587
14,020	Dollar Tree, Inc.(a)	560,660
12,185	Las Vegas Sands Corp.	673,221
18,201	Lear Corp.	891,849
8,283	O’Reilly Automotive, Inc.(a)	767,420
4,794	PVH Corp.	569,863
2,964	Ralph Lauren Corp.	493,447
12,703	Ross Stores, Inc.	758,369
5,761	Wynn Resorts Ltd.	721,392
		10,445,336
	Consumer Staples - 3.7%
8,811	Church & Dwight Co., Inc.	509,188
9,489	J.M. Smucker Co. (The)	841,010
8,391	Mead Johnson Nutrition Co.	637,716
9,814	Whole Foods Market, Inc.	944,597
		2,932,511
	Energy - 12.7%
35,564	Alpha Natural Resources, Inc.(a)	315,097
20,306	Cameron International Corp.(a)	1,285,573
24,925	CONSOL Energy, Inc.	781,149
37,978	Denbury Resources, Inc.(a)	707,530
11,334	FMC Technologies, Inc.(a)	536,665
8,712	Helmerich & Payne, Inc.	560,530
11,950	HollyFrontier Corp.	624,029
13,577	Noble Energy, Inc.	1,463,465
7,283	Oceaneering International, Inc.	460,358
5,482	Oil States International, Inc.(a)	425,294
6,315	Pioneer Natural Resources Co.	742,265
15,138	Plains Exploration & Production Co.(a)	722,839
21,956	Southwestern Energy Co.(a)	753,091
8,975	Whiting Petroleum Corp.(a)	427,031
8,545	World Fuel Services Corp.	368,375
		10,173,291
	Financials - 16.6%
3,645	Affiliated Managers Group, Inc.(a)	524,625
6,240	Alexandria Real Estate Equities, Inc. REIT	452,400
8,691	BlackRock, Inc.	2,053,509
159,022	Chimera Investment Corp. REIT	485,017
4,901	Federal Realty Investment Trust REIT	518,771
35,028	HCP, Inc. REIT	1,624,949
13,514	Health Care REIT, Inc.	849,220
3,318	IntercontinentalExchange, Inc.(a)	460,372
29,080	Invesco Ltd.(b)	792,430
19,882	Leucadia National Corp.	505,997
54,356	MFA Financial, Inc. REIT	488,660
7,638	MSCI, Inc., Class A(a)	257,706
9,303	Public Storage REIT	1,432,011
8,502	SL Green Realty Corp. REIT	683,391
16,773	T. Rowe Price Group, Inc.	1,198,431
14,400	Ventas, Inc. REIT	954,576
		13,282,065
	Health Care - 14.7%
11,696	Actavis, Inc.(a)	1,010,418
20,322	Agilent Technologies, Inc.	910,019
5,213	Cerner Corp.(a)	430,333
10,930	DaVita Healthcare Partners, Inc.(a)	1,261,431
11,656	Endo Health Solutions, Inc.(a)	369,029
6,945	Henry Schein, Inc.(a)	599,631
23,785	Hologic, Inc.(a)	567,034
754	Intuitive Surgical, Inc.(a)	433,083
18,417	Life Technologies Corp.(a)	1,191,396
33,373	Mylan, Inc.(a)	943,455
28,258	St. Jude Medical, Inc.	1,150,101
23,817	Stryker Corp.	1,492,135
6,326	Varian Medical Systems, Inc.(a)	446,932
13,169	Zimmer Holdings, Inc.	982,407
		11,787,404
	Industrials - 16.3%
12,930	AMETEK, Inc.	530,001
8,362	BE Aerospace, Inc.(a)	430,559
13,599	C.H. Robinson Worldwide, Inc.	899,574
12,590	Cummins, Inc.	1,445,710
14,430	Expeditors International of Washington, Inc.	619,047
9,118	Fastenal Co.	452,982
5,116	Flowserve Corp.	802,035
6,824	Joy Global, Inc.	431,072
7,759	Kansas City Southern	722,440
7,599	Precision Castparts Corp.	1,393,657
30,143	Quanta Services, Inc.(a)	873,243
5,377	Roper Industries, Inc.	631,529
16,054	Stanley Black & Decker, Inc.	1,233,429
3,773	TransDigm Group, Inc.	511,015
119,139	US Airways Group, Inc.(a)	1,701,305
13,849	Xylem, Inc.	386,802
		13,064,400
	Information Technology - 15.3%
41,923	Activision Blizzard, Inc.	477,503
34,745	Adobe Systems, Inc.(a)	1,314,403
12,448	Altera Corp.	416,012
9,270	Amphenol Corp., Class A	626,374
13,440	BMC Software, Inc.(a)	558,432
22,161	Broadcom Corp., Class A	719,125
72,170	Brocade Communications Systems, Inc.(a)	412,812
6,361	Citrix Systems, Inc.(a)	465,371
10,572	Cognizant Technology Solutions Corp., Class A(a)	826,519
16,239	First Solar, Inc.(a)	457,615
13,237	Intuit, Inc.	825,724
21,088	Juniper Networks, Inc.(a)	471,949
19,653	NetApp, Inc.(a)	707,508
45,125	NVIDIA Corp.	553,233
46,549	ON Semiconductor Corp.(a)	365,410
21,097	SanDisk Corp.(a)	1,054,639
13,001	Synopsys, Inc.(a)	434,753

34,229	Western Digital Corp.	$1,608,763
		12,296,145
	Materials - 6.7%
3,899	CF Industries Holdings, Inc.	893,534
11,913	Cliffs Natural Resources, Inc.	444,474
16,495	Ecolab, Inc.	1,194,238
8,971	FMC Corp.	551,447
27,153	Mosaic Co. (The)	1,663,121
7,665	Sigma-Aldrich Corp.	592,735
		5,339,549
	Telecommunication Services - 1.0%
11,058	Crown Castle International Corp.(a)	779,810

	Total Common Stocks and Other Equity Interests (Cost $72,842,781)	80,100,511

	Money Market Fund - 0.2%
147,939	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $147,939)	147,939

	Total Investments (Cost $72,990,720)(c)-100.2%	80,248,450
	Liabilities in excess of other assets-(0.2)%	(128,460)
	Net Assets-100.0%	$80,119,990

Investment Abbreviations:

REIT- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd., and therefore, Invesco Ltd. is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the nine months ended January 31, 2013.

	Value April 30, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2013	Dividend Income

Invesco Ltd.	$817,932	$39,456	$(131,399)	$74,557	$(8,116)	$792,430	$16,220

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $73,014,165. The net unrealized appreciation was $7,234,285 which consisted of aggregate gross unrealized appreciation of $12,132,363 and aggregate gross unrealized depreciation of $4,898,078.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.4%
1,778	Abercrombie & Fitch Co., Class A	$88,900
4,710	American Eagle Outfitters, Inc.	95,189
1,832	AutoNation, Inc.(a)	88,852
2,158	Brinker International, Inc.	70,653
7,499	Carnival Corp.	290,361
1,898	Charter Communications, Inc., Class A(a)	147,987
8,663	D.R. Horton, Inc.	204,967
1,200	Dillard’s, Inc., Class A	101,292
1,741	Domino’s Pizza, Inc.	81,078
3,178	Foot Locker, Inc.	109,164
13,566	Gannett Co., Inc.	266,301
7,507	Gap, Inc. (The)	245,329
3,264	Genuine Parts Co.	222,050
19,411	Goodyear Tire & Rubber Co. (The)(a)	267,095
7,748	H&R Block, Inc.	176,422
2,583	Hanesbrands, Inc.(a)	96,811
3,686	Harley-Davidson, Inc.	193,220
2,588	Hasbro, Inc.	96,714
6,802	International Game Technology	104,547
4,916	J.C. Penney Co., Inc.	99,942
5,476	Jones Group, Inc. (The)	65,712
4,613	Leggett & Platt, Inc.	135,807
3,517	Lennar Corp., Class A	146,096
12,533	Liberty Interactive Corp., Class A(a)	266,452
632	Liberty Ventures, Series A(a)	47,166
4,866	Limited Brands, Inc.	233,665
3,455	Marriott International, Inc.	138,131
10,146	MGM Resorts International(a)	129,564
1,960	Mohawk Industries, Inc.(a)	199,254
8,192	Newell Rubbermaid, Inc.	192,348
120	NVR, Inc.(a)	123,559
17,844	Office Depot, Inc.(a)	77,265
5,123	Omnicom Group, Inc.	278,076
8,225	PulteGroup, Inc.(a)	170,586
9,381	RadioShack Corp.	30,863
2,006	Rent-A-Center, Inc.	71,574
4,538	Royal Caribbean Cruises Ltd.	164,276
5,962	Saks, Inc.(a)	64,449
3,370	Sears Holdings Corp.(a)	158,221
3,649	Service Corp. International	54,480
2,488	Starwood Hotels & Resorts Worldwide, Inc.	152,788
3,445	Toll Brothers, Inc.(a)	129,015
4,108	TRW Automotive Holdings Corp.(a)	236,744
167	Washington Post Co. (The), Class B	64,409
3,633	Whirlpool Corp.	419,176
1,711	Williams-Sonoma, Inc.	75,284
2,358	Wyndham Worldwide Corp.	131,553
		7,003,387
	Consumer Staples - 4.6%
13,011	Avon Products, Inc.	220,927
4,195	Campbell Soup Co.	153,998
4,269	Constellation Brands, Inc., Class A(a)	138,145
9,949	Dean Foods Co.(a)	182,166
2,260	Hillshire Brands Co.	70,015
3,398	Molson Coors Brewing Co., Class B	153,522
25,475	Rite Aid Corp.(a)	40,760
7,388	Smithfield Foods, Inc.(a)	172,214
11,698	Tyson Foods, Inc., Class A	258,760
		1,390,507
	Energy - 3.0%
4,473	Forest Oil Corp.(a)	31,132
3,324	Helix Energy Solutions Group, Inc.(a)	78,845
4,260	Patterson-UTI Energy, Inc.	86,648
649	SEACOR Holdings, Inc.	59,040
7,758	Tesoro Corp.	377,737
1,134	Tidewater, Inc.	55,759
1,369	Unit Corp.(a)	65,890
10,053	WPX Energy, Inc.(a)	151,097
		906,148
	Financials - 22.5%
2,326	American Financial Group, Inc.	98,995
72	American National Insurance Co.	5,559
4,334	Apartment Investment & Management Co., Class A REIT	118,231
6,491	Associated Banc-Corp.	92,627
4,066	Assurant, Inc.	155,484
5,979	Brandywine Realty Trust REIT	76,113
10,990	Brookfield Office Properties, Inc. (Canada)	180,785
14,846	CapitalSource, Inc.	120,401
3,605	CBL & Associates Properties, Inc. REIT	77,471
5,167	Cincinnati Financial Corp.	219,287
1,231	City National Corp.	65,194
10,317	CNO Financial Group, Inc.	105,956
6,829	Comerica, Inc.	234,644
1,834	Commerce Bancshares, Inc.	68,867
3,935	CommonWealth REIT	64,691
5,266	DDR Corp. REIT	87,363
7,784	Duke Realty Corp. REIT	119,951
11,009	E*TRADE Financial Corp.(a)	116,805
3,434	Federated Investors, Inc., Class B	81,248
7,342	Fidelity National Financial, Inc., Class A	184,284
3,662	First American Financial Corp.	87,485
9,713	First Horizon National Corp.	99,170
5,983	Fulton Financial Corp.	65,155
1,239	Hanover Insurance Group, Inc. (The)	51,493
2,915	HCC Insurance Holdings, Inc.	112,752
4,574	Hospitality Properties Trust REIT	115,356
23,934	Hudson City Bancorp, Inc.	204,636
28,894	Huntington Bancshares, Inc.	201,102
757	Kemper Corp.	25,216
5,273	Legg Mason, Inc.	145,798
3,010	Liberty Property Trust REIT	117,902
2,942	M&T Bank Corp.	302,114
2,710	Mack-Cali Realty Corp. REIT	73,631
4,777	McGraw-Hill Cos., Inc. (The)	274,773
5,260	Northern Trust Corp.	270,732
9,938	Old Republic International Corp.	113,293
7,666	PHH Corp.(a)	167,732
5,717	Piedmont Office Realty Trust, Inc., Class A REIT	110,510

3,231	Plum Creek Timber Co., Inc. REIT	$155,670
1,599	Potlatch Corp. REIT	69,381
6,491	Prologis, Inc. REIT	258,991
3,565	Protective Life Corp.	112,797
1,592	Regency Centers Corp. REIT	79,329
11,907	SLM Corp.	201,109
1,412	StanCorp Financial Group, Inc.	54,913
36,587	Synovus Financial Corp.	94,394
6,209	TCF Financial Corp.	84,815
2,628	Torchmark Corp.	146,406
10,647	Unum Group	248,182
2,773	W.R. Berkley Corp.	114,164
2,726	Weingarten Realty Investors REIT	78,618
59	White Mountains Insurance Group Ltd.	32,489
8,008	Zions Bancorp.	186,747
		6,730,811
	Health Care - 5.7%
5,589	CareFusion Corp.(a)	173,483
7,436	Community Health Systems, Inc.	285,022
5,837	Coventry Health Care, Inc.	267,510
9,532	Health Management Associates, Inc., Class A(a)	99,514
4,067	Health Net, Inc.(a)	110,622
5,423	Kindred Healthcare, Inc.(a)	58,460
2,001	LifePoint Hospitals, Inc.(a)	87,464
3,258	Omnicare, Inc.	126,899
2,954	Quest Diagnostics, Inc.	171,184
932	Teleflex, Inc.	69,900
6,446	Tenet Healthcare Corp.(a)	250,298
		1,700,356
	Industrials - 12.1%
967	Alliant Techsystems, Inc.	62,584
4,596	Avery Dennison Corp.	176,992
9,560	Avis Budget Group, Inc.(a)	205,827
2,093	Cintas Corp.	88,450
1,999	Con-way, Inc.	62,729
6,277	Exelis, Inc.	68,984
3,719	Harsco Corp.	94,797
14,092	Hertz Global Holdings, Inc.(a)	257,602
1,736	Huntington Ingalls Industries, Inc.	76,905
6,971	ITT Corp.	179,015
4,425	Manpower, Inc.	227,887
16,006	Masco Corp.	294,350
3,837	Owens Corning(a)	159,888
2,084	Pentair Ltd. (Switzerland)	105,617
9,178	Pitney Bowes, Inc.	132,255
14,168	R.R. Donnelley & Sons Co.	130,346
2,261	Robert Half International, Inc.	79,678
1,661	Rockwell Automation, Inc.	148,145
2,255	Ryder System, Inc.	128,039
3,151	Shaw Group, Inc. (The)(a)	149,105
1,348	SkyWest, Inc.	17,039
1,219	SPX Corp.	90,974
4,974	Terex Corp.(a)	161,058
8,133	Textron, Inc.	233,905
1,635	Timken Co. (The)	87,652
2,010	Trinity Industries, Inc.	79,797
1,772	United Rentals, Inc.(a)	89,699
1,307	United Stationers, Inc.	43,575
		3,632,894
	Information Technology - 5.9%
11,451	Advanced Micro Devices, Inc.(a)	29,773
834	Anixter International, Inc.	56,112
7,558	AOL, Inc.(a)	231,653
4,356	Arrow Electronics, Inc.(a)	167,358
3,143	CoreLogic, Inc.(a)	82,472
1,527	Diebold, Inc.	44,955
1,335	IAC/InterActiveCorp.	55,069
2,525	Lexmark International, Inc., Class A	60,751
20,637	MEMC Electronic Materials, Inc.(a)	85,850
32,383	Micron Technology, Inc.(a)	244,815
2,406	Molex, Inc.	65,347
3,426	NCR Corp.(a)	95,140
11,201	SAIC, Inc.	135,532
4,722	Sanmina Corp.(a)	44,953
2,311	Tech Data Corp.(a)	117,653
3,841	Total System Services, Inc.	89,303
3,900	Unisys Corp.(a)	86,619
5,390	Vishay Intertechnology, Inc.(a)	59,236
		1,752,591
	Materials - 8.0%
9,751	AK Steel Holding Corp.	39,004
2,219	Allegheny Technologies, Inc.	70,231
2,680	Ashland, Inc.	210,407
2,914	Bemis Co., Inc.	103,972
1,418	Cabot Corp.	53,076
7,156	Commercial Metals Co.	119,148
973	Cytec Industries, Inc.	71,321
2,612	Eastman Chemical Co.	185,844
7,988	Huntsman Corp.	140,829
762	Martin Marietta Materials, Inc.	75,232
5,024	MeadWestvaco Corp.	157,502
6,793	Owens-Illinois, Inc.(a)	161,673
2,254	Packaging Corp. of America	86,621
3,309	RPM International, Inc.	103,274
1,195	Scotts Miracle-Gro Co. (The), Class A	52,245
5,317	Sealed Air Corp.	99,534
1,195	Sherwin-Williams Co. (The)	193,757
2,432	Sonoco Products Co.	75,368
8,875	United States Steel Corp.	198,356
3,197	Vulcan Materials Co.	180,822
		2,378,216
	Telecommunication Services - 1.7%
53,224	Frontier Communications Corp.	243,234
3,524	Telephone & Data Systems, Inc.	89,122
18,189	Windstream Corp.	177,161
		509,517
	Utilities - 13.1%
3,082	Alliant Energy Corp.	141,279
2,258	Atmos Energy Corp.	84,359
10,492	Calpine Corp.(a)	207,007
12,704	CenterPoint Energy, Inc.	259,670
6,690	CMS Energy Corp.	171,933
5,118	Great Plains Energy, Inc.	109,525
2,593	Hawaiian Electric Industries, Inc.	69,933
2,502	Integrys Energy Group, Inc.	136,834
3,741	MDU Resources Group, Inc.	87,240
1,658	National Fuel Gas Co.	90,195
9,892	NiSource, Inc.	267,381
7,053	Northeast Utilities	287,269
7,114	NV Energy, Inc.	134,668
2,247	OGE Energy Corp.	131,921
4,735	ONEOK, Inc.	222,592
9,551	Pepco Holdings, Inc.	186,435

1,684	Piedmont Natural Gas Co., Inc.	$53,484
3,570	Pinnacle West Capital Corp.	190,567
3,189	PNM Resources, Inc.	68,117
2,648	Portland General Electric Co.	76,051
4,713	Questar Corp.	109,483
3,571	SCANA Corp.	167,158
6,696	TECO Energy, Inc.	118,988
3,990	UGI Corp.	140,608
2,197	Vectren Corp.	69,337
3,479	Westar Energy, Inc.	104,614
1,576	WGL Holdings, Inc.	66,082
4,190	Wisconsin Energy Corp.	165,212
		3,917,942
	Total Investments (Cost $25,925,735)(b)-100.0%	29,922,369
	Other assets less liabilities-0.0%	6,935
	Net Assets-100.0%	$29,929,304

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $25,980,930. The net unrealized appreciation was $3,941,439 which consisted of aggregate gross unrealized appreciation of $5,304,918 and aggregate gross unrealized depreciation of $1,363,479.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 13.2%
3,516	Aeropostale, Inc.(a)	$47,571
422	AFC Enterprises, Inc.(a)	12,263
176	America’s Car-Mart, Inc.(a)	7,008
219	Blue Nile, Inc.(a)	7,334
888	Buckle, Inc. (The)	41,541
1,504	Cabela’s, Inc.(a)	77,636
506	Cambium Learning Group, Inc.(a)	637
131	Cavco Industries, Inc.(a)	6,794
354	Choice Hotels International, Inc.	12,758
323	Churchill Downs, Inc.	20,885
3,953	Cinemark Holdings, Inc.	111,237
1,702	Digital Generation, Inc.(a)	17,037
549	DineEquity, Inc.(a)	40,220
2,524	DreamWorks Animation SKG, Inc., Class A(a)	43,943
497	Dunkin’ Brands Group, Inc.	18,145
1,045	Education Management Corp.(a)	4,525
200	Einstein Noah Restaurant Group, Inc.	2,570
1,512	Express, Inc.(a)	27,790
267	Fisher Communications, Inc.	9,473
542	Fuel Systems Solutions, Inc.(a)	7,957
649	Genesco, Inc.(a)	40,452
2,513	Gentex Corp.	48,074
766	G-III Apparel Group Ltd.(a)	27,492
1,732	GNC Holdings, Inc., Class A	62,248
2,073	Guess?, Inc.	56,158
1,817	Hillenbrand, Inc.	44,971
1,200	Interval Leisure Group, Inc.	23,760
845	ITT Educational Services, Inc.(a)	14,230
1,186	John Wiley & Sons, Inc., Class A	45,424
545	Kirkland’s, Inc.(a)	6,306
923	Krispy Kreme Doughnuts, Inc.(a)	11,999
2,258	Lions Gate Entertainment Corp. (Canada)(a)	41,367
8,173	Live Nation Entertainment, Inc.(a)	83,855
742	Maidenform Brands, Inc.(a)	14,402
748	Martha Stewart Living Omnimedia, Inc., Class A(a)	2,177
674	MDC Partners, Inc., Class A (Canada)	8,580
1,652	National CineMedia, Inc.	25,243
528	Nexstar Broadcasting Group, Inc., Class A	7,593
288	Outdoor Channel Holdings, Inc.	2,223
2,054	Overstock.com, Inc.(a)	27,606
617	Papa John’s International, Inc.(a)	34,614
666	PetMed Express, Inc.	8,685
1,062	Pier 1 Imports, Inc.	23,035
940	Polaris Industries, Inc.	81,865
128	Rentrak Corp.(a)	2,621
2,652	Sally Beauty Holdings, Inc.(a)	70,384
491	Select Comfort Corp.(a)	10,812
1,738	Smith & Wesson Holding Corp.(a)	14,947
339	Strayer Education, Inc.	19,289
1,633	Texas Roadhouse, Inc.	28,724
985	Town Sports International Holdings, Inc.	10,372
1,321	Tupperware Brands Corp.	100,660
561	Universal Electronics, Inc.(a)	10,715
582	US Auto Parts Network, Inc.(a)	1,100
2,661	Valassis Communications, Inc.(a)	74,668
1,250	Warnaco Group, Inc. (The)(a)	91,512
428	Weight Watchers International, Inc.(a)	22,885
15,295	Wendy’s Co. (The)	78,616
5,277	Wet Seal, Inc. (The), Class A(a)	14,776
2,010	WMS Industries, Inc.(a)	49,747
1,089	Wolverine World Wide, Inc.	46,827
		1,908,338
	Consumer Staples - 5.5%
993	Andersons, Inc. (The)	46,820
1,244	B&G Foods, Inc.	39,435
277	Calavo Growers, Inc.	6,900
503	Cal-Maine Foods, Inc.	20,965
1,605	Casey’s General Stores, Inc.	87,842
687	Diamond Foods, Inc.	9,810
3,658	Flowers Foods, Inc.	98,327
981	Hain Celestial Group, Inc. (The)(a)	55,907
489	Inter Parfums, Inc.	10,616
358	J & J Snack Foods Corp.	24,398
132	Limoneira Co.	2,871
722	Nu Skin Enterprises, Inc., Class A	30,584
518	Revlon, Inc., Class A(a)	8,158
732	Sanderson Farms, Inc.	36,951
1,492	Snyders-Lance, Inc.	37,942
1,364	Spectrum Brands Holdings, Inc.	69,073
1,486	Susser Holdings Corp.(a)	62,204
1,489	United Natural Foods, Inc.(a)	80,376
186	USANA Health Sciences, Inc.(a)	6,594
2,431	Vector Group Ltd.	37,778
411	WD-40 Co.	21,956
		795,507
	Energy - 5.4%
815	Berry Petroleum Co., Class A	30,008
2,021	Bill Barrett Corp.(a)	32,275
1,500	Bristow Group, Inc.	85,470
129	Clayton Williams Energy, Inc.(a)	5,141
3,242	Cloud Peak Energy, Inc.(a)	56,767
2,740	CVR Energy, Inc.	160,975
997	EPL Oil & Gas, Inc.(a)	24,387
7,471	EXCO Resources, Inc.	47,889
1,988	Gastar Exploration Ltd. (Canada)(a)	2,167
740	Global Geophysical Services, Inc.(a)	2,827
1,689	Green Plains Renewable Energy, Inc.(a)	13,191
776	Gulfmark Offshore, Inc., Class A	26,974
927	Harvest Natural Resources, Inc.(a)	8,603
845	Hornbeck Offshore Services, Inc.(a)	31,105
3,182	ION Geophysical Corp.(a)	21,638
4,038	Key Energy Services, Inc.(a)	32,829
374	Lufkin Industries, Inc.	21,658
1,241	Matrix Service Co.(a)	17,722
517	Natural Gas Services Group, Inc.(a)	9,404
151	Panhandle Oil And Gas, Inc., Class A	4,317
2,924	Pioneer Energy Services Corp.(a)	22,164
8,741	Quicksilver Resources, Inc.(a)	23,950
172	RigNet, Inc.(a)	3,684

831	SM Energy Co.	$48,331
1,204	Tesco Corp. (Canada)(a)	14,556
1,556	VAALCO Energy, Inc.(a)	13,210
2,058	Warren Resources, Inc.(a)	6,236
427	Westmoreland Coal Co.(a)	4,287
		771,765
	Financials - 25.2%
1,181	Acadia Realty Trust REIT	30,871
170	Alleghany Corp.(a)	61,300
220	American Assets Trust, Inc. REIT	6,358
756	AMERISAFE, Inc.(a)	21,652
1,000	Associated Estates Realty Corp. REIT	16,150
1,001	Bancorp, Inc. (The)(a)	11,792
90	Bank of Kentucky Financial Corp.	2,362
148	Bank of Marin Bancorp	5,809
1,176	BankUnited, Inc.	31,634
1,169	BBCN Bancorp, Inc.	14,133
645	Berkshire Hills Bancorp, Inc.	15,609
1,308	BGC Partners, Inc., Class A	5,219
672	BOK Financial Corp.	37,666
1,625	BRE Properties, Inc. REIT	82,680
146	Bridge Capital Holdings(a)	2,291
2,730	Brown & Brown, Inc.	74,638
337	Bryn Mawr Bank Corp.	7,798
4,557	Capstead Mortgage Corp. REIT	56,416
668	Cardinal Financial Corp.	10,915
850	Cash America International, Inc.	40,723
1,080	CBOE Holdings, Inc.	36,590
1,011	Centerstate Banks, Inc.	8,947
776	Citizens, Inc.(a)	7,768
138	Clifton Savings Bancorp, Inc.	1,606
276	CNB Financial Corp.	4,689
368	Cohen & Steers, Inc.	12,104
1,074	Columbia Banking System, Inc.	21,695
3,168	Corporate Office Properties Trust REIT	83,825
2,928	CubeSmart REIT	44,652
2,055	CYS Investments, Inc. REIT	26,715
6,764	DiamondRock Hospitality Co. REIT	61,688
3,355	Douglas Emmett, Inc. REIT	78,239
1,070	Dynex Capital, Inc. REIT	10,818
3,389	East West Bancorp, Inc.	79,472
733	EastGroup Properties, Inc. REIT	41,077
2,560	Eaton Vance Corp.	92,672
1,797	Education Realty Trust, Inc. REIT	19,318
622	Encore Capital Group, Inc.(a)	18,716
652	Enterprise Financial Services Corp.	8,743
1,524	EPR Properties REIT	71,415
708	Erie Indemnity Co., Class A	50,509
1,882	First Financial Bancorp	28,776
827	First Financial Bankshares, Inc.	33,957
187	First of Long Island Corp. (The)	5,453
2,330	First Potomac Realty Trust REIT	31,921
2,317	First Republic Bank	82,694
798	Gain Capital Holdings, Inc.	3,423
3,055	Geo Group, Inc. (The) REIT	99,654
473	Gladstone Commercial Corp. REIT	8,755
646	Gladstone Investment Corp.	4,826
785	Greenhill & Co., Inc.	46,237
1,303	Hancock Holding Co.	39,377
435	Heritage Financial Corp.	6,147
396	HFF, Inc., Class A	6,906
1,842	Hilltop Holdings, Inc.(a)	24,204
1,178	Home Properties, Inc. REIT	72,412
795	IBERIABANK Corp.	40,935
727	Independent Bank Corp.	22,530
3,596	Jefferies Group, Inc.	71,668
490	JMP Group, Inc.	3,234
1,077	Jones Lang LaSalle, Inc.	99,235
1,054	KBW, Inc.	16,727
270	Kearny Financial Corp.	2,727
1,386	Kilroy Realty Corp. REIT	69,161
510	Lakeland Financial Corp.	12,464
2,199	LaSalle Hotel Properties REIT	60,033
1,801	LPL Financial Holdings, Inc.	59,973
639	LTC Properties, Inc. REIT	23,796
2,192	Meadowbrook Insurance Group, Inc.	13,744
876	Mid-America Apartment Communities, Inc. REIT	57,264
939	Monmouth Real Estate Investment Corp., Class A REIT	10,198
345	National Health Investors, Inc. REIT	21,959
207	National Interstate Corp.	6,314
4,331	National Penn Bancshares, Inc.	42,227
254	Nicholas Financial, Inc. (Canada)	3,320
8,809	NorthStar Realty Finance Corp. REIT	68,710
3,670	Northwest Bancshares, Inc.	44,774
2,048	Ocwen Financial Corp.(a)	79,811
258	OmniAmerican Bancorp, Inc.(a)	6,401
666	PICO Holdings, Inc.(a)	14,006
2,023	PrivateBancorp, Inc.	34,735
1,726	ProAssurance Corp.	77,739
475	Republic Bancorp, Inc., Class A	10,673
4,861	Resource Capital Corp. REIT	30,235
2,377	RLJ Lodging Trust REIT	49,703
230	Rockville Financial, Inc.	2,962
824	Rouse Properties, Inc. REIT	15,046
2,937	Sabra Health Care REIT, Inc.	73,689
372	Saul Centers, Inc. REIT	15,903
404	SCBT Financial Corp.	17,008
3,580	SEI Investments Co.	96,517
600	Southside Bancshares, Inc.	12,684
852	Sovran Self Storage, Inc. REIT	55,584
1,329	Stifel Financial Corp.(a)	48,974
622	Sun Communities, Inc. REIT	26,715
868	Taubman Centers, Inc. REIT	70,742
1,395	TFS Financial Corp.(a)	14,271
1,686	Tower Group, Inc.	32,540
891	TowneBank	13,516
2,549	Umpqua Holdings Corp.	32,219
444	United Financial Bancorp, Inc.	6,647
1,621	Universal Insurance Holdings, Inc.	7,359
956	Virginia Commerce Bancorp, Inc.(a)	12,562
1,954	Waddell & Reed Financial, Inc., Class A	77,574
2,174	Washington REIT	61,916
415	Washington Banking Co.	5,847
2,436	Western Alliance Bancorp(a)	29,963
1,146	Winthrop Realty Trust REIT	13,695
415	World Acceptance Corp.(a)	32,183
		3,642,428
	Health Care - 8.4%
3,534	Alere, Inc.(a)	75,133
400	Almost Family, Inc.	8,008
257	Analogic Corp.	19,581
1,165	AngioDynamics, Inc.(a)	14,213

1,294	Arena Pharmaceuticals, Inc.(a)	$10,921
562	Assisted Living Concepts, Inc., Class A	5,519
596	Bio-Rad Laboratories, Inc., Class A(a)	67,819
2,996	BioScrip, Inc.(a)	33,645
556	Chemed Corp.	42,006
171	Computer Programs & Systems, Inc.	8,996
721	Cooper Cos., Inc. (The)	73,073
135	CorVel Corp.(a)	6,183
1,705	Covance, Inc.(a)	113,741
1,016	CryoLife, Inc.	6,523
229	Cynosure, Inc., Class A(a)	6,114
1,149	Emeritus Corp.(a)	31,115
236	Exactech, Inc.(a)	4,529
104	Furiex Pharmaceuticals, Inc.(a)	3,344
2,468	Geron Corp.(a)	3,899
1,004	Greatbatch, Inc.(a)	26,646
1,092	Haemonetics Corp.(a)	45,799
1,214	Hanger, Inc.(a)	34,878
2,626	HealthSouth Corp.(a)	62,656
659	Integra LifeSciences Holdings Corp.(a)	27,777
266	Landauer, Inc.	16,755
884	LHC Group, Inc.(a)	18,882
838	Maxygen, Inc.	2,053
1,406	Molina Healthcare, Inc.(a)	40,366
366	Obagi Medical Products, Inc.(a)	5,259
358	OraSure Technologies, Inc.(a)	2,524
2,368	Patterson Cos., Inc.	85,556
8,861	PDL BioPharma, Inc.	60,964
708	Providence Service Corp. (The)(a)	13,119
2,066	PSS World Medical, Inc.(a)	59,769
407	Quidel Corp.(a)	9,133
1,756	RTI Biologics, Inc.(a)	8,640
379	US Physical Therapy, Inc.	9,323
2,741	VCA Antech, Inc.(a)	59,206
1,047	West Pharmaceutical Services, Inc.	61,993
1,291	Wright Medical Group, Inc.(a)	27,292
		1,212,952
	Industrials - 19.6%
422	AAON, Inc.	9,596
1,813	AAR Corp.	34,175
1,409	Actuant Corp., Class A	41,537
1,632	Aegion Corp.(a)	38,385
4,281	Aircastle Ltd. (Bermuda)	59,078
925	Altra Holdings, Inc.	22,154
259	American Railcar Industries, Inc.	10,189
191	American Science & Engineering, Inc.	12,908
2,017	American Superconductor Corp.(a)	5,345
3,356	Babcock & Wilcox Co. (The)	89,404
1,915	Beacon Roofing Supply, Inc.(a)	69,208
744	Blount International, Inc.(a)	12,685
302	CAI International, Inc.(a)	7,574
831	CLARCOR, Inc.	41,932
3,577	Corrections Corp. of America	135,533
383	Cubic Corp.	18,001
1,519	Curtiss-Wright Corp.	54,152
2,267	DigitalGlobe, Inc.(a)	63,408
1,491	Dolan Co. (The)(a)	5,233
837	Douglas Dynamics, Inc.	11,032
915	Dun & Bradstreet Corp. (The)	74,609
327	Dynamic Materials Corp.	5,435
1,917	EnerSys(a)	78,463
676	ESCO Technologies, Inc.	27,831
1,075	Esterline Technologies Corp.(a)	71,369
3,926	Fortune Brands Home & Security, Inc.(a)	128,537
532	Forward Air Corp.	19,743
421	Franklin Electric Co., Inc.	28,005
1,741	FTI Consulting, Inc.(a)	56,582
2,508	GenCorp, Inc.(a)	26,911
1,034	GeoEye, Inc.(a)	37,048
574	Global Power Equipment Group, Inc.	9,419
339	Gorman-Rupp Co. (The)	10,302
414	GP Strategies Corp.(a)	8,860
4,606	GrafTech International Ltd.(a)	44,218
2,248	Great Lakes Dredge & Dock Corp.	21,086
6,091	Hawaiian Holdings, Inc.(a)	35,145
1,227	Healthcare Services Group, Inc.	29,632
1,959	Hexcel Corp.(a)	52,482
1,210	Hill International, Inc.(a)	4,126
637	Houston Wire & Cable Co.	7,612
1,122	Hub Group, Inc., Class A(a)	41,301
894	ICF International, Inc.(a)	20,464
1,877	IDEX Corp.	93,644
274	Intersections, Inc.	2,844
1,615	J.B. Hunt Transport Services, Inc.	108,641
1,209	KAR Auction Services, Inc.	25,788
961	Kaydon Corp.	23,833
1,298	Knight Transportation, Inc.	20,703
567	LB Foster Co., Class A	24,557
1,777	Lincoln Electric Holdings, Inc.	95,834
354	LMI Aerospace, Inc.(a)	7,823
2,140	Metalico, Inc.(a)	4,130
1,219	Mobile Mini, Inc.(a)	29,256
1,664	Moog, Inc., Class A(a)	72,883
670	MSC Industrial Direct Co., Inc., Class A	53,010
348	Multi-Color Corp.	8,338
301	National Presto Industries, Inc.	22,078
727	Nordson Corp.	49,160
1,321	Old Dominion Freight Line, Inc.(a)	49,247
1,073	On Assignment, Inc.(a)	26,235
2,736	Orbital Sciences Corp.(a)	40,219
442	Powell Industries, Inc.(a)	20,000
1,036	Regal-Beloit Corp.	76,830
443	Robbins & Myers, Inc.	25,818
240	Sauer-Danfoss, Inc.	12,881
504	Standard Parking Corp.(a)	10,564
1,253	Taser International, Inc.(a)	10,488
995	Teledyne Technologies, Inc.(a)	67,919
1,930	Tetra Tech, Inc.(a)	55,314
305	Textainer Group Holdings Ltd.	12,642
212	Thermon Group Holdings, Inc.(a)	5,130
771	Titan International, Inc.	18,728
594	TRC Cos., Inc.(a)	3,546
274	Trex Co., Inc.(a)	11,577
441	UniFirst Corp.	36,047
671	Vicor Corp.(a)	3,610
903	WABCO Holdings, Inc.(a)	56,582
727	Watsco, Inc.	54,779
		2,821,387
	Information Technology - 13.7%
427	ACI Worldwide, Inc.(a)	20,300
928	Actuate Corp.(a)	5,225
1,032	ADTRAN, Inc.	20,846
1,402	Advanced Energy Industries, Inc.(a)	21,521
744	Aeroflex Holding Corp.(a)	5,201

686	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	$5,563
464	Anaren, Inc.(a)	9,080
4,657	Arris Group, Inc.(a)	76,934
6,139	Atmel Corp.(a)	41,131
898	ATMI, Inc.(a)	18,328
361	Badger Meter, Inc.	17,866
1,139	Booz Allen Hamilton Holding Corp.	15,787
1,535	Brooks Automation, Inc.	14,368
664	Cabot Microelectronics Corp.	24,541
3,175	Cadence Design Systems, Inc.(a)	44,228
188	Cass Information Systems, Inc.	7,294
470	Cognex Corp.	18,640
477	Coherent, Inc.	26,431
429	Computer Task Group, Inc.(a)	8,211
1,071	Comtech Telecommunications Corp.	28,381
529	Comverse, Inc.(a)	15,278
5,297	Comverse Technology, Inc.(a)	23,095
631	Cymer, Inc.(a)	64,974
2,100	Cypress Semiconductor Corp.	21,567
594	Echelon Corp.(a)	1,437
1,856	EchoStar Corp., Class A(a)	67,521
885	Electro Scientific Industries, Inc.	9,558
2,972	Entegris, Inc.(a)	29,304
805	EPIQ Systems, Inc.	9,934
1,933	Euronet Worldwide, Inc.(a)	47,301
1,074	Exar Corp.(a)	11,266
501	Forrester Research, Inc.	14,163
1,235	Global Payments, Inc.	60,836
724	GSI Group, Inc. (Canada)(a)	6,878
1,026	Heartland Payment Systems, Inc.	32,586
1,364	Internap Network Services Corp.(a)	10,789
1,278	Intevac, Inc.(a)	5,380
1,629	Itron, Inc.(a)	75,569
714	Ixia(a)	13,559
1,386	Jack Henry & Associates, Inc.	57,491
182	Keynote Systems, Inc.	2,839
1,648	Kopin Corp.(a)	5,702
10,617	LSI Corp.(a)	74,744
1,724	Magnachip Semiconductor Corp.(a)	27,618
269	Manhattan Associates, Inc.(a)	18,429
1,266	ManTech International Corp., Class A	31,232
571	MAXIMUS, Inc.	39,153
2,612	Mentor Graphics Corp.(a)	44,744
988	Micrel, Inc.	10,285
95	MicroStrategy, Inc., Class A(a)	9,526
1,370	MKS Instruments, Inc.	38,086
247	MoneyGram International, Inc.(a)	3,401
720	Move, Inc.(a)	6,790
356	Multi-Fineline Electronix, Inc.(a)	5,687
1,030	Newport Corp.(a)	14,853
1,859	OmniVision Technologies, Inc.(a)	28,573
705	Perficient, Inc.(a)	8,432
1,076	Pericom Semiconductor Corp.(a)	7,607
1,467	Plexus Corp.(a)	37,438
4,059	Power-One, Inc.(a)	16,317
1,455	Progress Software Corp.(a)	34,149
2,284	QLogic Corp.(a)	26,380
1,141	RealNetworks, Inc.(a)	8,740
8,407	RF Micro Devices, Inc.(a)	42,035
526	Rosetta Stone, Inc.(a)	6,817
1,305	ScanSource, Inc.(a)	37,923
1,168	SeaChange International, Inc.(a)	13,023
2,931	Sigma Designs, Inc.(a)	15,651
562	Silicon Laboratories, Inc.(a)	24,526
5,000	Sonus Networks, Inc.(a)	11,350
1,301	STEC, Inc.(a)	6,583
2,082	STR Holdings, Inc.(a)	4,435
3,824	SunPower Corp.(a)	29,789
691	Sycamore Networks, Inc.	1,589
1,979	Sykes Enterprises, Inc.(a)	31,862
639	TechTarget, Inc.(a)	3,246
3,927	Teradyne, Inc.(a)	63,460
5,870	TriQuint Semiconductor, Inc.(a)	30,818
2,058	TTM Technologies, Inc.(a)	16,402
904	Ultra Clean Holdings, Inc.(a)	5,071
1,348	ValueClick, Inc.(a)	27,594
1,160	Veeco Instruments, Inc.(a)	36,482
1,131	Zebra Technologies Corp., Class A(a)	48,950
226	Zygo Corp.(a)	3,596
		1,970,289
	Materials - 6.1%
904	AMCOL International Corp.	26,695
349	American Vanguard Corp.	11,831
1,553	AptarGroup, Inc.	80,026
334	Arabian American Development Co.(a)	2,642
894	Buckeye Technologies, Inc.	25,703
1,284	Calgon Carbon Corp.(a)	20,595
1,177	Clearwater Paper Corp.(a)	53,330
760	Compass Minerals International, Inc.	54,758
128	Deltic Timber Corp.	9,288
11,627	Golden Star Resources Ltd. (Canada)(a)	18,487
6,926	Graphic Packaging Holding Co.(a)	48,551
236	Hawkins, Inc.	9,209
247	Haynes International, Inc.	12,627
1,870	Horsehead Holding Corp.(a)	18,625
642	Innophos Holdings, Inc.	32,466
861	Kaiser Aluminum Corp.	53,520
854	Koppers Holdings, Inc.	34,638
1,367	Kraton Performance Polymers, Inc.(a)	35,884
393	Kronos Worldwide, Inc.	7,620
1,074	Materion Corp.	28,891
420	Quaker Chemical Corp.	24,011
802	Schweitzer-Mauduit International, Inc.	32,674
1,361	Silgan Holdings, Inc.	58,387
590	Stepan Co.	34,609
2,231	Stillwater Mining Co.(a)	30,029
3,111	SunCoke Energy, Inc.(a)	51,580
256	Universal Stainless & Alloy Products, Inc.(a)	9,147
433	Westlake Chemical Corp.	39,775
818	Zep, Inc.	11,943
		877,541
	Telecommunication Services - 1.0%
344	Atlantic Tele-Network, Inc.	14,888
1,727	Cbeyond, Inc.(a)	15,198
13,314	Cincinnati Bell, Inc.(a)	63,242
5,234	Clearwire Corp., Class A(a)	16,697
4,448	Leap Wireless International, Inc.(a)	25,709
1,223	NTELOS Holdings Corp.	15,813
		151,547
	Utilities - 2.0%
3,735	Aqua America, Inc.	101,704
200	Artesian Resources Corp., Class A	4,530
3,051	Atlantic Power Corp. (Canada)	37,497

342	Chesapeake Utilities Corp.	$16,231
1,996	Cleco Corp.	85,329
267	Connecticut Water Service, Inc.	7,914
589	Ormat Technologies, Inc.	12,522
404	Unitil Corp.	10,819
320	York Water Co.	6,048
		282,594
	Total Common Stocks and Other Equity Interests (Cost $13,102,330)	14,434,348

	Money Market Fund - 0.6%
89,663	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,663)	89,663

	Total Investments (Cost $13,191,993)(b)-100.7%	14,524,011
	Liabilities in excess of other assets-(0.7)%	(103,801)
	Net Assets-100.0%	$14,420,210

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $13,203,979. The net unrealized appreciation was $1,320,032 which consisted of aggregate gross unrealized appreciation of $2,251,065 and aggregate gross unrealized depreciation of $931,033.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.7%
1,728	AMC Networks, Inc., Class A(a)	$98,444
474	American Public Education, Inc.(a)	18,263
7,075	Ascena Retail Group, Inc.(a)	119,921
2,520	Bally Technologies, Inc.(a)	121,363
803	BJ’s Restaurants, Inc.(a)	25,672
825	Black Diamond, Inc.(a)	6,311
412	Body Central Corp.(a)	3,275
938	Bravo Brio Restaurant Group, Inc.(a)	13,976
612	Bridgepoint Education, Inc.(a)	6,457
569	Buffalo Wild Wings, Inc.(a)	41,850
1,002	Capella Education Co.(a)	27,375
2,847	Carter’s, Inc.(a)	171,475
1,765	Coinstar, Inc.(a)	89,803
3,861	Crocs, Inc.(a)	57,375
1,595	Deckers Outdoor Corp.(a)	63,720
4,112	DeVry, Inc.	103,499
1,352	Dorman Products, Inc.	46,820
1,763	DSW, Inc., Class A	117,998
593	Francesca’s Holdings Corp.(a)	16,841
556	Gentherm, Inc.(a)	8,051
865	Gordmans Stores, Inc.(a)	10,328
1,838	Grand Canyon Education, Inc.(a)	43,855
1,056	Hibbett Sports, Inc.(a)	55,609
6,183	Iconix Brand Group, Inc.(a)	148,701
1,013	iRobot Corp.(a)	23,177
1,793	Jos. A. Bank Clothiers, Inc.(a)	72,688
1,078	K12, Inc.(a)	19,900
2,665	Life Time Fitness, Inc.(a)	135,195
13,545	LKQ Corp.(a)	303,273
1,638	Lumber Liquidators Holdings, Inc.(a)	96,937
4,030	Madison Square Garden Co. (The), Class A(a)	209,641
1,073	Monro Muffler Brake, Inc.	38,864
647	Morningstar, Inc.	43,795
796	Panera Bread Co., Class A(a)	127,209
1,354	Rue21, Inc.(a)	40,227
3,865	Scripps Networks Interactive, Inc., Class A	238,741
1,928	SHFL entertainment, Inc.(a)	28,534
1,037	Shutterfly, Inc.(a)	34,304
3,463	Sotheby’s	124,391
1,183	Steven Madden Ltd.(a)	54,513
465	Sturm Ruger & Co., Inc.	23,608
1,122	Tempur-Pedic International, Inc.(a)	43,713
195	Tesla Motors, Inc.(a)	7,314
2,495	TripAdvisor, Inc.(a)	115,469
1,607	True Religion Apparel, Inc.	38,102
871	Ulta Salon, Cosmetics & Fragrance, Inc.	85,201
1,383	Under Armour, Inc., Class A(a)	70,353
6,962	Urban Outfitters, Inc.(a)	297,904
417	Vera Bradley, Inc.(a)	10,546
864	Vitacost.Com, Inc.(a)	6,247
1,297	Vitamin Shoppe, Inc.(a)	79,221
937	Zumiez, Inc.(a)	19,771
		3,805,820
	Consumer Staples - 1.7%
261	Boston Beer Co., Inc. (The), Class A(a)	36,629
4,738	Boulder Brands, Inc.(a)	63,631
278	Chefs’ Warehouse, Inc. (The)(a)	4,612
4,765	Darling International, Inc.(a)	80,386
833	Fresh Market, Inc. (The)(a)	40,725
864	Medifast, Inc.(a)	21,194
607	PriceSmart, Inc.	46,745
1,141	Synutra International, Inc.(a)	5,066
2,823	TreeHouse Foods, Inc.(a)	149,422
		448,410
	Energy - 7.0%
2,479	Abraxas Petroleum Corp.(a)	5,330
2,308	Amyris, Inc.(a)	7,016
126	Apco Oil And Gas International, Inc. (Cayman Islands)	1,642
814	Approach Resources, Inc.(a)	21,644
3,266	Atwood Oceanics, Inc.(a)	172,347
431	Bonanza Creek Energy, Inc.(a)	13,309
4,616	BPZ Resources, Inc.(a)	14,540
616	C&J Energy Services, Inc.(a)	14,113
678	CARBO Ceramics, Inc.	54,315
1,825	Carrizo Oil & Gas, Inc.(a)	39,201
1,115	Clean Energy Fuels Corp.(a)	14,283
1,542	Cobalt International Energy, Inc.(a)	37,332
603	Contango Oil & Gas Co.	25,887
493	Continental Resources, Inc.(a)	40,978
4,403	Dresser-Rand Group, Inc.(a)	268,803
1,428	Dril-Quip, Inc.(a)	115,796
2,068	Endeavour International Corp.(a)	11,250
341	Geospace Technologies Corp.(a)	30,745
1,545	Goodrich Petroleum Corp.(a)	15,357
823	Gulfport Energy Corp.(a)	33,965
3,783	Heckmann Corp.(a)	14,527
2,178	Kodiak Oil & Gas Corp. (Canada)(a)	20,038
914	Magnum Hunter Resources Corp.(a)	3,693
7,323	McMoRan Exploration Co.(a)	115,777
3,818	Miller Energy Resources, Inc.(a)	15,386
670	Mitcham Industries, Inc.(a)	9,929
1,310	Northern Oil And Gas, Inc.(a)	21,667
1,218	Oasis Petroleum, Inc.(a)	43,702
4,850	Rentech, Inc.	14,889
2,905	Resolute Energy Corp.(a)	24,722
1,939	Rex Energy Corp.(a)	25,459
1,816	Rosetta Resources, Inc.(a)	96,284
3,349	RPC, Inc.	50,134
27,710	SandRidge Energy, Inc.(a)	196,187
717	TGC Industries, Inc.(a)	6,525
8,879	Ultra Petroleum Corp. (Canada)(a)	161,775
24,924	Vantage Drilling Co. (Cayman Islands)(a)	46,608
354	Voc Energy Trust	4,698
		1,809,853
	Financials - 16.3%
1,560	1st United Bancorp, Inc.(a)	10,015
61	Alexander’s, Inc. REIT	20,305
3,504	American Campus Communities, Inc. REIT	163,181
1,709	AmTrust Financial Services, Inc.	56,807
1,050	ARMOUR Residential REIT, Inc.	7,539

1,367	Bank of the Ozarks, Inc.	$49,649
1,810	Beneficial Mutual Bancorp, Inc.(a)	16,942
13,261	BioMed Realty Trust, Inc. REIT	269,861
661	BofI Holding, Inc.(a)	21,126
1,860	Campus Crest Communities, Inc. REIT	22,469
861	Chatham Lodging Trust REIT	13,561
1,075	Colony Financial, Inc. REIT	23,134
847	Coresite Realty Corp. REIT	24,987
216	Credit Acceptance Corp.(a)	21,507
1,832	CreXus Investment Corp. REIT	24,347
3,831	DFC Global Corp.(a)	73,785
169	Diamond Hill Investment Group, Inc.	12,226
1,589	Duff & Phelps Corp., Class A	25,249
2,868	DuPont Fabros Technology, Inc. REIT	67,800
940	Eagle Bancorp, Inc.(a)	21,206
1,339	eHealth, Inc.(a)	32,631
274	Epoch Holding Corp.	7,672
1,033	Equity Lifestyle Properties, Inc. REIT	73,963
914	Evercore Partners, Inc., Class A	35,025
964	Excel Trust, Inc. REIT	12,127
4,794	Extra Space Storage, Inc. REIT	190,993
2,303	EZCORP, Inc., Class A(a)	51,127
793	Financial Engines, Inc.(a)	26,375
1,078	First Cash Financial Services, Inc.(a)	57,468
924	First Connecticut Bancorp, Inc.	12,991
676	Fox Chase Bancorp, Inc.	11,634
563	Franklin Financial Corp.	9,757
2,029	Government Properties Income Trust REIT	50,421
571	Green Dot Corp., Class A(a)	7,651
6,780	Hatteras Financial Corp. REIT	183,602
4,058	Hercules Technology Growth Capital, Inc.	49,629
14,284	Hersha Hospitality Trust REIT	75,420
1,301	Home BancShares, Inc.	45,171
1,279	Hudson Pacific Properties, Inc. REIT	27,409
2,115	ICG Group, Inc.(a)	25,380
931	INTL FCStone, Inc.(a)	16,311
5,517	Invesco Mortgage Capital, Inc. REIT(b)	119,719
2,315	Investors Bancorp, Inc.	40,860
1,007	Kennedy-Wilson Holdings, Inc.	15,095
499	MarketAxess Holdings, Inc.	18,867
10,005	Medical Properties Trust, Inc. REIT	134,567
346	Meridian Interstate Bancorp, Inc.(a)	6,048
6,800	National Retail Properties, Inc. REIT	217,736
1,206	Netspend Holdings, Inc.(a)	13,073
1,815	NewStar Financial, Inc.(a)	25,882
1,101	Northfield Bancorp, Inc.	12,320
7,080	OMEGA Healthcare Investors, Inc. REIT	180,965
2,667	Oritani Financial Corp.	40,378
2,330	Pebblebrook Hotel Trust REIT	58,040
3,367	Pinnacle Financial Partners, Inc.(a)	72,290
798	Portfolio Recovery Associates, Inc.(a)	85,346
3,176	Prosperity Bancshares, Inc.	143,269
1,231	Safeguard Scientifics, Inc.(a)	19,007
11,311	Senior Housing Properties Trust REIT	272,482
1,849	Signature Bank(a)	136,697
2,774	SVB Financial Group(a)	184,110
3,791	Tanger Factory Outlet Centers, Inc. REIT	134,277
597	Tejon Ranch Co.(a)	18,244
652	Territorial Bancorp, Inc.	14,937
1,886	Texas Capital Bancshares, Inc.(a)	78,080
2,803	Two Harbors Investment Corp. REIT	34,813
1,866	Viewpoint Financial Group, Inc.	39,466
116	Virtus Investment Partners, Inc.(a)	17,285
744	Walker & Dunlop, Inc.(a)	15,981
2,171	Walter Investment Management Corp.(a)	97,283
289	Westwood Holdings Group, Inc.	12,150
		4,207,720
	Health Care - 15.4%
774	Abaxis, Inc.	29,969
420	ABIOMED, Inc.(a)	5,859
759	Accretive Health, Inc.(a)	9,799
2,549	Accuray, Inc.(a)	13,025
522	Acorda Therapeutics, Inc.(a)	15,075
683	Affymax, Inc.(a)	12,847
1,532	Air Methods Corp.	66,979
539	Akorn, Inc.(a)	7,055
1,411	Align Technology, Inc.(a)	44,249
6,320	Allscripts Healthcare Solutions, Inc.(a)	70,026
870	Alnylam Pharmaceuticals, Inc.(a)	20,993
4,371	Alphatec Holdings, Inc.(a)	7,562
1,020	AMAG Pharmaceuticals, Inc.(a)	16,269
416	Ariad Pharmaceuticals, Inc.(a)	8,270
1,713	ArthroCare Corp.(a)	62,405
5,107	Astex Pharmaceuticals(a)	17,108
285	athenahealth, Inc.(a)	24,644
68	Atrion Corp.	13,635
587	Auxilium Pharmaceuticals, Inc.(a)	10,801
1,188	BioCryst Pharmaceuticals, Inc.(a)	1,925
1,768	BioMarin Pharmaceutical, Inc.(a)	97,046
1,328	Bio-Reference Labs, Inc.(a)	36,879
3,078	Bruker Corp.(a)	51,926
1,498	Cadence Pharmaceuticals, Inc.(a)	7,086
919	Cantel Medical Corp.	28,866
2,428	Catamaran Corp. (Canada)(a)	125,989
1,457	Celldex Therapeutics, Inc.(a)	10,869
4,655	Centene Corp.(a)	200,910
399	Cepheid, Inc.(a)	14,452
1,223	Chindex International, Inc.(a)	13,502
1,876	Codexis, Inc.(a)	4,446
1,069	Conceptus, Inc.(a)	22,086
2,108	Cubist Pharmaceuticals, Inc.(a)	90,728
532	Cyberonics, Inc.(a)	23,068
3,261	Dendreon Corp.(a)	19,175
2,267	Emergent Biosolutions, Inc.(a)	36,385
546	Endologix, Inc.(a)	8,370
1,205	Ensign Group, Inc. (The)	34,415
613	Exact Sciences Corp.(a)	6,755
1,101	ExamWorks Group, Inc.(a)	15,931
191	Genomic Health, Inc.(a)	5,358
288	HealthStream, Inc.(a)	7,137
146	HeartWare International, Inc.(a)	13,195
443	Hi-Tech Pharmacal Co., Inc.	16,214
1,315	HMS Holdings Corp.(a)	35,847
758	ICU Medical, Inc.(a)	45,821
1,543	IDEXX Laboratories, Inc.(a)	146,909
640	Immunogen, Inc.(a)	9,165
3,575	Impax Laboratories, Inc.(a)	72,072
324	Insulet Corp.(a)	7,475
1,062	InterMune, Inc.(a)	10,461
819	IPC The Hospitalist Co., Inc.(a)	34,922
512	Ironwood Pharmaceuticals, Inc.(a)	6,564
2,293	Isis Pharmaceuticals, Inc.(a)	33,317
4,557	Lexicon Pharmaceuticals, Inc.(a)	9,706
901	Luminex Corp.(a)	16,560

185	MAKO Surgical Corp.(a)	$2,144
3,126	Masimo Corp.	63,458
3,699	MedAssets, Inc.(a)	72,315
1,923	Medicines Co. (The)(a)	57,459
365	Medidata Solutions, Inc.(a)	17,078
2,874	MEDNAX, Inc.(a)	245,899
2,291	Meridian Bioscience, Inc.	47,996
2,666	Merit Medical Systems, Inc.(a)	36,977
917	Momenta Pharmaceuticals, Inc.(a)	11,563
685	MWI Veterinary Supply, Inc.(a)	76,932
2,504	Myriad Genetics, Inc.(a)	67,758
2,959	Natus Medical, Inc.(a)	36,455
1,690	Nektar Therapeutics(a)	14,483
680	Neogen Corp.(a)	31,613
2,874	NuVasive, Inc.(a)	49,519
735	NxStage Medical, Inc.(a)	8,599
2,127	Omnicell, Inc.(a)	33,607
1,452	Onyx Pharmaceuticals, Inc.(a)	112,559
3,784	Pacific Biosciences of California, Inc.(a)	9,384
2,105	Pain Therapeutics, Inc.(a)	5,768
4,062	PAREXEL International Corp.(a)	137,499
1,188	Quality Systems, Inc.	21,669
445	Questcor Pharmaceuticals, Inc.	11,339
5,911	ResMed, Inc.	258,902
1,417	Rigel Pharmaceuticals, Inc.(a)	9,296
765	Salix Pharmaceuticals Ltd.(a)	36,643
1,250	Santarus, Inc.(a)	16,700
1,253	Sciclone Pharmaceuticals, Inc.(a)	6,553
699	Seattle Genetics, Inc.(a)	20,586
2,841	Sequenom, Inc.(a)	11,790
2,541	Sirona Dental Systems, Inc.(a)	168,900
2,665	Solta Medical, Inc.(a)	6,822
1,206	Spectranetics Corp.(a)	20,092
454	Spectrum Pharmaceuticals, Inc.(a)	5,725
273	Synageva Biopharma Corp.(a)	12,629
818	Targacept, Inc.(a)	3,673
1,973	Team Health Holdings, Inc.(a)	66,826
1,138	Techne Corp.	81,572
2,021	Thoratec Corp.(a)	73,827
1,603	United Therapeutics Corp.(a)	86,386
675	Vascular Solutions, Inc.(a)	11,279
3,589	ViroPharma, Inc.(a)	95,683
510	VIVUS, Inc.(a)	6,176
1,219	Volcano Corp.(a)	30,524
		3,980,759
	Industrials - 13.4%
471	Acacia Research Corp.(a)	12,025
689	Advisory Board Co. (The)(a)	37,364
992	Aerovironment, Inc.(a)	21,477
827	Allegiant Travel Co.	61,587
872	Ameresco, Inc., Class A(a)	8,581
417	Argan, Inc.	7,840
432	Astronics Corp.(a)	9,897
1,577	AZZ, Inc.	67,480
1,196	Chart Industries, Inc.(a)	79,163
1,866	Clean Harbors, Inc.(a)	103,731
1,411	Colfax Corp.(a)	62,945
5,592	Copart, Inc.(a)	200,809
716	DXP Enterprises, Inc.(a)	40,740
600	Echo Global Logistics, Inc.(a)	11,142
2,217	EnerNOC, Inc.(a)	34,253
636	Exponent, Inc.(a)	31,094
3,443	Furmanite Corp.(a)	18,282
2,569	Gardner Denver, Inc.	180,781
1,818	Genesee & Wyoming, Inc., Class A(a)	153,766
438	Graham Corp.	10,148
1,194	HEICO Corp.	54,160
1,800	Huron Consulting Group, Inc.(a)	61,380
556	IHS, Inc., Class A(a)	57,212
2,146	II-VI, Inc.(a)	36,525
2,044	InnerWorkings, Inc.(a)	28,432
1,374	KEYW Holding Corp. (The)(a)	17,670
2,658	Kirby Corp.(a)	187,788
552	Lindsay Corp.	51,358
5,594	MasTec, Inc.(a)	158,310
828	Middleby Corp. (The)(a)	117,046
665	Mistras Group, Inc.(a)	14,643
2,335	Nielsen Holdings NV (Netherlands)(a)	75,911
470	PMFG, Inc.(a)	3,953
2,395	Polypore International, Inc.(a)	92,423
1,235	Primoris Services Corp.	23,687
1,481	Raven Industries, Inc.	39,883
1,142	RBC Bearings, Inc.(a)	60,218
1,297	Roadrunner Transportation Systems, Inc.(a)	26,083
2,333	Rollins, Inc.	57,672
1,673	Spirit Airlines, Inc.(a)	32,439
716	Sun Hydraulics Corp.	19,762
1,408	Team, Inc.(a)	61,684
1,686	Titan Machinery, Inc.(a)	48,742
2,610	Towers Watson & Co., Class A	159,419
2,765	Triumph Group, Inc.	194,573
1,228	Valmont Industries, Inc.	178,944
1,695	Wabtec Corp.	158,686
4,856	Waste Connections, Inc.	174,913
2,957	Wesco Aircraft Holdings, Inc.(a)	40,895
1,981	Woodward, Inc.	76,090
		3,463,606
	Information Technology - 22.5%
617	3D Systems Corp.(a)	35,693
1,283	Accelrys, Inc.(a)	12,086
1,148	Acme Packet, Inc.(a)	27,747
1,364	Advent Software, Inc.(a)	33,623
9,617	ANADIGICS, Inc.(a)	24,812
737	Aruba Networks, Inc.(a)	16,980
1,326	Aspen Technology, Inc.(a)	40,576
2,231	AXT, Inc.(a)	6,202
1,018	Bankrate, Inc.(a)	12,593
1,537	Blackbaud, Inc.	38,302
753	Bottomline Technologies, Inc.(a)	21,897
1,468	Calix, Inc.(a)	11,950
1,507	Cardtronics, Inc.(a)	39,016
660	Cavium, Inc.(a)	22,070
550	CEVA, Inc.(a)	8,349
3,200	Ciena Corp.(a)	50,112
1,927	Cirrus Logic, Inc.(a)	54,399
541	CommVault Systems, Inc.(a)	41,511
851	comScore, Inc.(a)	12,535
848	Concur Technologies, Inc.(a)	56,731
425	Constant Contact, Inc.(a)	6,400
695	CoStar Group, Inc.(a)	65,177
3,186	Cray, Inc.(a)	59,164
6,816	Cree, Inc.(a)	294,110
1,229	Datalink Corp.(a)	10,803
1,630	DealerTrack Holdings, Inc.(a)	51,475

990	Demand Media, Inc.(a)	$8,366
2,298	Dice Holdings, Inc.(a)	21,624
2,693	Diodes, Inc.(a)	51,221
2,491	Dolby Laboratories, Inc., Class A	80,484
639	DTS, Inc.(a)	12,205
953	Ebix, Inc.	15,572
3,620	Entropic Communications, Inc.(a)	18,969
653	Envestnet, Inc.(a)	9,083
859	ExlService Holdings, Inc.(a)	25,478
1,229	FactSet Research Systems, Inc.	113,707
470	FARO Technologies, Inc.(a)	15,609
1,882	FEI Co.	114,727
4,609	Finisar Corp.(a)	71,440
615	FleetCor Technologies, Inc.(a)	36,802
8,449	FLIR Systems, Inc.	200,833
853	Fortinet, Inc.(a)	20,122
2,524	Gartner, Inc.(a)	130,011
1,337	Globecomm Systems, Inc.(a)	16,579
9,507	GT Advanced Technologies, Inc.(a)	30,042
9,598	Harmonic, Inc.(a)	50,198
496	Higher One Holdings, Inc.(a)	5,223
869	Hittite Microwave Corp.(a)	53,339
1,039	iGATE Corp.(a)	18,162
4,866	Infinera Corp.(a)	34,695
850	Informatica Corp.(a)	31,459
572	Inphi Corp.(a)	4,593
1,043	Integrated Silicon Solution, Inc.(a)	9,773
381	Interactive Intelligence Group, Inc.(a)	15,324
1,578	InterDigital, Inc.	68,469
7,013	IntraLinks Holdings, Inc.(a)	45,374
501	IPG Photonics Corp.	32,805
1,916	IXYS Corp.	18,470
2,052	j2 Global, Inc.	65,295
10,083	JDS Uniphase Corp.(a)	146,304
4,456	Kulicke & Soffa Industries, Inc.(a)	50,442
5,891	Lattice Semiconductor Corp.(a)	26,215
3,718	Limelight Networks, Inc.(a)	8,774
359	Liquidity Services, Inc.(a)	11,441
992	Littelfuse, Inc.	63,498
716	LivePerson, Inc.(a)	9,573
326	LogMeIn, Inc.(a)	7,400
546	Loral Space & Communications, Inc.	32,045
3,172	LTX-Credence Corp.(a)	19,476
450	Maxwell Technologies, Inc.(a)	4,352
926	Measurement Specialties, Inc.(a)	32,688
2,385	MICROS Systems, Inc.(a)	109,782
4,397	Microsemi Corp.(a)	91,985
1,795	Mindspeed Technologies, Inc.(a)	8,831
1,128	MIPS Technologies, Inc.(a)	8,866
1,591	Monolithic Power Systems, Inc.	37,070
1,782	Monotype Imaging Holdings, Inc.	32,219
942	Nanometrics, Inc.(a)	14,705
3,879	National Instruments Corp.	110,164
2,119	NETGEAR, Inc.(a)	74,398
1,623	NetScout Systems, Inc.(a)	42,247
2,911	NeuStar, Inc., Class A(a)	131,403
2,289	NIC, Inc.	37,311
159	NVE Corp.(a)	8,745
6,115	Oclaro, Inc.(a)	9,906
626	OCZ Technology Group, Inc.(a)	1,409
224	OpenTable, Inc.(a)	11,803
1,345	Oplink Communications, Inc.(a)	22,663
824	OSI Systems, Inc.(a)	44,875
317	Pegasystems, Inc.	7,624
16,549	PMC - Sierra, Inc.(a)	95,653
8,288	Polycom, Inc.(a)	91,417
952	Power Integrations, Inc.	35,605
361	PROS Holdings, Inc.(a)	7,964
4,715	PTC, Inc.(a)	109,294
630	QLIK Technologies, Inc.(a)	13,992
2,766	QuinStreet, Inc.(a)	15,600
1,283	Rackspace Hosting, Inc.(a)	96,674
4,989	Rambus, Inc.(a)	27,240
939	RealD, Inc.(a)	10,686
509	RealPage, Inc.(a)	11,880
2,070	Riverbed Technology, Inc.(a)	40,158
4,843	Rovi Corp.(a)	83,735
1,413	Rubicon Technology, Inc.(a)	9,495
2,080	Rudolph Technologies, Inc.(a)	28,059
628	Saba Software, Inc.(a)	5,815
5,070	Sapient Corp.(a)	61,398
2,326	Semtech Corp.(a)	70,152
433	ServiceSource International, Inc.(a)	2,620
1,896	ShoreTel, Inc.(a)	8,134
2,486	Silicon Graphics International Corp.(a)	36,146
5,842	Skyworks Solutions, Inc.(a)	139,857
574	SolarWinds, Inc.(a)	31,237
1,616	Solera Holdings, Inc.	88,573
301	Sourcefire, Inc.(a)	12,823
2,864	SS&C Technologies Holdings, Inc.(a)	64,812
283	Stamps.com, Inc.(a)	7,638
1,950	Super Micro Computer, Inc.(a)	24,141
1,248	Synaptics, Inc.(a)	43,780
728	Synchronoss Technologies, Inc.(a)	17,334
683	Syntel, Inc.	39,812
1,505	TeleNav, Inc.(a)	11,890
5,568	Tessera Technologies, Inc.	97,718
3,646	TIBCO Software, Inc.(a)	85,462
1,953	TiVo, Inc.(a)	26,053
244	Travelzoo, Inc.(a)	5,348
729	Tyler Technologies, Inc.(a)	39,402
198	Ultimate Software Group, Inc. (The)(a)	20,105
240	Ultratech, Inc.(a)	9,775
1,499	VASCO Data Security International, Inc.(a)	12,142
1,462	VeriFone Systems, Inc.(a)	50,761
899	Verint Systems, Inc.(a)	30,386
2,108	ViaSat, Inc.(a)	80,968
1,388	Virtusa Corp.(a)	28,745
777	Vocus, Inc.(a)	13,629
538	Volterra Semiconductor Corp.(a)	8,845
650	Web.com Group, Inc.(a)	10,530
3,174	WebMD Health Corp.(a)	52,466
1,586	Websense, Inc.(a)	23,203
1,500	Wex, Inc.(a)	117,915
2,202	XO Group, Inc.(a)	21,183
		5,796,830
	Materials - 5.8%
1,032	Allied Nevada Gold Corp.(a)	24,448
957	Balchem Corp.	35,792
6,744	Coeur d’Alene Mines Corp.(a)	146,345
948	Flotek Industries, Inc.(a)	12,760
931	FutureFuel Corp.	11,870
2,137	General Moly, Inc.(a)	7,886
2,689	Globe Specialty Metals, Inc.	40,765

1,198	Golden Minerals Co.(a)	$4,157
20,892	Hecla Mining Co.	109,683
2,710	Intrepid Potash, Inc.	63,143
4,836	Jaguar Mining, Inc. (Canada)(a)	3,632
3,016	KapStone Paper and Packaging Corp.	72,384
556	KMG Chemicals, Inc.(a)	10,870
1,136	LSB Industries, Inc.(a)	47,030
817	Molycorp, Inc.(a)	6,029
572	NewMarket Corp.	145,951
3,107	Rock-Tenn Co., Class A	245,298
1,374	Royal Gold, Inc.	102,597
114	United States Lime & Minerals, Inc.(a)	5,250
1,869	Vista Gold Corp. (Canada)(a)	4,243
3,573	W.R. Grace & Co.(a)	256,541
2,922	Walter Energy, Inc.	109,721
2,320	Zoltek Cos., Inc.(a)	18,908
		1,485,303
	Telecommunication Services - 2.4%
1,520	Cogent Communications Group, Inc.	37,651
4,620	Iridium Communications, Inc.(a)	32,340
9,940	Level 3 Communications, Inc.(a)	236,771
3,038	Neutral Tandem, Inc.	8,415
2,387	ORBCOMM, Inc.(a)	10,073
9,235	tw telecom, inc.(a)	255,163
10,825	Vonage Holdings Corp.(a)	28,253
		608,666
	Utilities - 0.8%
2,578	ITC Holdings Corp.	208,818

	Total Common Stocks and Other Equity Interests (Cost $24,537,277)	25,815,785

	Money Market Fund - 0.4%
100,134	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $100,134)	100,134

	Total Investments (Cost $24,637,411)(c)-100.4%	25,915,919
	Liabilities in excess of other assets-(0.4)%	(90,694)
	Net Assets-100.0%	$25,825,225

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2013.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2012	Cost	Sales	Appreciation	Gain	January 31, 2013	Income

Invesco Mortgage Capital, Inc. REIT	$118,629	$8,618	$(33,589)	$22,441	$3,620	$119,719	$11,562

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $24,689,801. The net unrealized appreciation was $1,226,118 which consisted of aggregate gross unrealized appreciation of $3,821,492 and aggregate gross unrealized depreciation of $2,595,374.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.8%
5,018	1-800-FLOWERS.COM, Inc., Class A(a)	$20,172
5,224	American Axle & Manufacturing Holdings, Inc.(a)	61,016
6,274	American Greetings Corp., Class A(b)	100,384
4,797	Ameristar Casinos, Inc.	127,120
4,598	ANN, Inc.(a)	141,802
953	Arbitron, Inc.	44,696
425	Arctic Cat, Inc.(a)	15,359
4,099	Asbury Automotive Group, Inc.(a)	145,760
756	Ascent Capital Group, Inc., Class A(a)	48,165
11,440	Barnes & Noble, Inc.(a)(b)	152,610
4,949	Beazer Homes USA, Inc.(a)(b)	93,140
3,426	bebe Stores, Inc.	14,321
11,570	Belo Corp., Class A	97,998
4,824	Big 5 Sporting Goods Corp.	66,909
86	Biglari Holdings, Inc.(a)	31,724
1,010	Blyth, Inc.(b)	14,150
2,681	Bob Evans Farms, Inc.	118,688
14,088	Boyd Gaming Corp.(b)	98,757
9,961	Brown Shoe Co., Inc.	171,728
6,423	Brunswick Corp.	232,256
9,541	Callaway Golf Co.	62,589
14,883	Career Education Corp.(a)	51,495
1,863	Carrols Restaurant Group, Inc.(a)	11,681
5,750	Casual Male Retail Group, Inc.(a)	26,392
2,074	Cato Corp. (The), Class A	57,180
1,602	CEC Entertainment, Inc.	52,802
3,169	Cheesecake Factory, Inc. (The)	105,084
7,223	Chico’s FAS, Inc.	129,508
2,135	Children’s Place Retail Stores, Inc. (The)(a)	106,408
2,872	Clear Channel Outdoor Holdings, Inc., Class A	21,540
853	Columbia Sportswear Co.	43,580
1,736	Conn’s, Inc.(a)	49,372
7,886	Cooper Tire & Rubber Co.	200,778
19,758	Corinthian Colleges, Inc.(a)(b)	48,605
1,545	Cracker Barrel Old Country Store, Inc.	100,147
1,073	CSS Industries, Inc.	24,368
2,295	Cumulus Media, Inc., Class A(a)	7,459
9,111	Denny’s Corp.(a)	46,102
1,304	Destination Maternity Corp.	29,692
1,237	Drew Industries, Inc.	45,299
6,595	E.W. Scripps Co. (The), Class A(a)	72,479
4,723	Entercom Communications Corp., Class A(a)	37,501
4,899	Entravision Communications Corp., Class A	9,210
2,232	Ethan Allen Interiors, Inc.	64,527
46,409	Exide Technologies(a)	159,647
4,744	Federal-Mogul Corp.(a)	44,309
1,922	Fiesta Restaurant Group, Inc.(a)	34,231
9,464	Fifth & Pacific Cos., Inc.(a)	142,906
2,606	Finish Line, Inc. (The), Class A	48,576
4,510	Fred’s, Inc., Class A	59,622
3,201	Group 1 Automotive, Inc.	216,836
3,439	Harman International Industries, Inc.	153,998
6,692	Harte-Hanks, Inc.	54,807
2,089	Haverty Furniture Cos., Inc.	37,602
5,248	hhgregg, Inc.(a)(b)	44,503
3,921	Hot Topic, Inc.	43,523
28,387	Hovnanian Enterprises, Inc., Class A(a)(b)	162,090
2,630	HSN, Inc.	156,748
2,764	Hyatt Hotels Corp., Class A(a)	110,753
4,008	International Speedway Corp., Class A	109,859
3,434	Isle of Capri Casinos, Inc.(a)	24,141
6,037	Jack in the Box, Inc.(a)	175,254
3,696	JAKKS Pacific, Inc.	48,270
423	Johnson Outdoors, Inc., Class A(a)	9,086
5,071	Journal Communications, Inc., Class A(a)	27,789
13,422	KB Home(b)	255,958
4,828	Lamar Advertising Co., Class A(a)	205,866
3,975	La-Z-Boy, Inc.	62,169
2,008	LeapFrog Enterprises, Inc.(a)	18,092
2,116	Libbey, Inc.(a)	39,738
4,736	LIN TV Corp., Class A(a)	50,533
4,121	Lincoln Educational Services Corp.	22,830
2,691	Lithia Motors, Inc., Class A	116,440
2,313	M/I Homes, Inc.(a)	63,006
714	Mac-Gray Corp.	8,618
2,336	Marcus Corp.	31,069
4,248	MarineMax, Inc.(a)	49,617
1,846	Matthews International Corp., Class A	60,475
24,330	McClatchy Co. (The), Class A(a)(b)	71,044
4,347	MDC Holdings, Inc.	170,924
3,039	Men’s Wearhouse, Inc. (The)	92,234
3,202	Meredith Corp.(b)	116,105
3,176	Meritage Homes Corp.(a)	140,506
7,358	Modine Manufacturing Co.(a)	62,396
788	Monarch Casino & Resort, Inc.(a)	8,164
2,707	Morgans Hotel Group Co.(a)	14,591
995	Movado Group, Inc.	36,377
1,693	Multimedia Games Holding Co., Inc.(a)	28,679
724	NACCO Industries, Inc., Class A	47,176
4,559	New York & Co., Inc.(a)	17,826
27,012	New York Times Co. (The), Class A(a)	239,326
3,697	Nutrisystem, Inc.	33,384
6,995	Orbitz Worldwide, Inc.(a)	20,216
736	Oxford Industries, Inc.	36,344
6,492	Penske Automotive Group, Inc.	213,717
5,361	Pep Boys - Manny, Moe & Jack (The)	59,668
2,145	Perry Ellis International, Inc.	41,398
6,859	Pinnacle Entertainment, Inc.(a)	106,657
2,347	Pool Corp.	107,540
19,128	Quiksilver, Inc.(a)	125,097
1,380	Red Robin Gourmet Burgers, Inc.(a)	51,019
12,077	Regal Entertainment Group, Class A(b)	180,310
7,445	Regis Corp.	132,149
8,658	Ruby Tuesday, Inc.(a)	65,195
3,226	Ruth’s Hospitality Group, Inc.(a)	25,034
5,631	Ryland Group, Inc.	223,663
372	Saga Communications, Inc., Class A	17,484
2,706	Scholastic Corp.	80,260
5,435	Scientific Games Corp., Class A(a)	48,317

1,571	Shoe Carnival, Inc.	$32,158
4,741	Sinclair Broadcast Group, Inc., Class A	65,331
1,497	Six Flags Entertainment Corp.	94,221
6,950	Skechers U.S.A., Inc., Class A(a)	132,050
7,788	Sonic Automotive, Inc., Class A	189,015
6,457	Sonic Corp.(a)	72,060
4,616	Spartan Motors, Inc.	26,173
1,477	Speedway Motorsports, Inc.	24,164
4,666	Stage Stores, Inc.	106,618
1,506	Standard Motor Products, Inc.	34,954
5,610	Standard Pacific Corp.(a)	46,563
6,051	Stein Mart, Inc.	51,070
474	Steinway Musical Instruments, Inc.(a)	10,542
7,699	Stewart Enterprises, Inc., Class A	63,517
2,944	Stoneridge, Inc.(a)	18,429
2,504	Superior Industries International, Inc.	50,756
1,209	Systemax, Inc.	11,836
3,926	Thor Industries, Inc.	165,206
1,354	Tower International, Inc.(a)	13,120
7,720	TravelCenters of America LLC(a)	59,212
2,803	Unifi, Inc.(a)	37,840
1,654	Universal Technical Institute, Inc.	18,690
2,315	Vail Resorts, Inc.	122,348
2,372	VOXX International Corp.(a)	22,914
2,045	West Marine, Inc.(a)	24,499
381	Weyco Group, Inc.	8,679
3,225	Winnebago Industries, Inc.(a)	60,372
4,190	World Wrestling Entertainment, Inc., Class A(b)	35,866
		10,260,517
	Consumer Staples - 3.0%
276	Alico, Inc.	12,025
12,380	Alliance One International, Inc.(a)	44,816
52	Arden Group, Inc., Class A	4,867
8,500	Central Garden & Pet Co., Class A(a)	81,770
13,118	Chiquita Brands International, Inc.(a)	96,417
520	Coca-Cola Bottling Co. Consolidated	33,660
11,116	Dole Food Co., Inc.(a)	123,832
1,484	Elizabeth Arden, Inc.(a)	57,000
4,872	Fresh Del Monte Produce, Inc.	128,377
4,031	Harris Teeter Supermarkets, Inc.	167,246
2,480	Ingles Markets, Inc., Class A	47,591
972	Lancaster Colony Corp.	69,459
2,401	Nash Finch Co.	49,869
949	National Beverage Corp.	13,106
530	Nature’s Sunshine Products, Inc.	7,643
304	Oil-Dri Corp. of America	8,436
2,062	Omega Protein Corp.(a)	14,248
8,566	Pilgrim’s Pride Corp.(a)	72,383
2,650	Prestige Brands Holdings, Inc.(a)	56,842
1,482	Seneca Foods Corp., Class A(a)	44,475
4,232	Spartan Stores, Inc.	68,728
949	Tootsie Roll Industries, Inc.(b)	25,718
3,535	Universal Corp.	192,233
620	Village Super Market, Inc., Class A	19,834
1,218	Weis Markets, Inc.	49,037
		1,489,612
	Energy - 4.0%
327	Adams Resources & Energy, Inc.	11,671
3,459	Alon USA Energy, Inc.	67,866
3,685	Basic Energy Services, Inc.(a)	47,647
21,069	Cal Dive International, Inc.(a)(b)	40,031
2,727	Callon Petroleum Co.(a)	14,044
5,929	Comstock Resources, Inc.(a)	86,504
6,906	Crosstex Energy, Inc.	116,711
681	Dawson Geophysical Co.(a)	18,196
1,501	Delek US Holdings, Inc.	50,989
236	Enduro Royalty Trust	4,085
825	Gulf Island Fabrication, Inc.	19,156
16,652	Hercules Offshore, Inc.(a)	109,570
7,628	James River Coal Co.(a)(b)	22,960
6,800	Newpark Resources, Inc.(a)	58,616
13,813	Parker Drilling Co.(a)	77,629
1,752	PDC Energy, Inc.(a)	64,877
20,008	Penn Virginia Corp.	85,834
5,185	PetroQuest Energy, Inc.(a)	26,651
1,012	PHI, Inc.(a)	33,487
414	REX American Resources Corp.(a)	9,042
4,435	SemGroup Corp., Class A(a)	191,415
3,146	Stone Energy Corp.(a)	70,785
3,495	Swift Energy Co.(a)	52,670
2,616	Targa Resources Corp.	157,902
9,803	TETRA Technologies, Inc.(a)	83,326
104,906	USEC, Inc.(a)(b)	59,429
2,322	W&T Offshore, Inc.	40,867
7,351	Western Refining, Inc.(b)	247,214
15,253	Willbros Group, Inc.(a)	99,755
		1,968,929
	Financials - 25.2%
1,187	1st Source Corp.	26,826
750	Agree Realty Corp. REIT	21,270
3,161	Alexander & Baldwin, Inc.(a)	106,210
7,170	American Equity Investment Life Holding Co.	96,652
291	American National Bankshares, Inc.	5,890
1,178	American Safety Insurance Holdings Ltd. (Bermuda)(a)	23,536
1,684	Ameris Bancorp(a)	22,330
568	Ames National Corp.	12,428
16,660	Anworth Mortgage Asset Corp. REIT	104,292
1,197	Apollo Commercial Real Estate Finance, Inc. REIT	20,900
928	Arrow Financial Corp.(b)	22,643
3,498	Artio Global Investors, Inc.	6,891
10,704	Ashford Hospitality Trust, Inc. REIT	124,059
16,524	Astoria Financial Corp.	160,944
661	Baldwin & Lyons, Inc., Class B	16,327
449	BancFirst Corp.	18,364
12,070	BancorpSouth, Inc.	175,015
4,845	Bank Mutual Corp.	24,855
3,766	Bank of Hawaii Corp.	181,107
1,635	Banner Corp.	49,377
4,802	Boston Private Financial Holdings, Inc.	44,419
498	Bridge Bancorp, Inc.	10,179
6,484	Brookline Bancorp, Inc.	57,124
3,746	Calamos Asset Management, Inc., Class A	39,033
625	Camden National Corp.	21,094
1,400	Capital City Bank Group, Inc.(a)	15,680
8,149	Capitol Federal Financial, Inc.	95,751
8,258	CapLease, Inc. REIT	47,814
5,356	Cathay General Bancorp	103,960
8,146	Cedar Realty Trust, Inc. REIT	44,884
650	Center Bancorp, Inc.	7,787
2,653	Central Pacific Financial Corp.(a)	42,740

180	Century Bancorp, Inc., Class A	$5,999
2,831	Chemical Financial Corp.	68,822
930	Chesapeake Lodging Trust REIT	19,856
819	Citizens & Northern Corp.	16,298
6,792	Citizens Republic Bancorp, Inc.(a)	138,693
1,323	City Holding Co.(b)	49,996
2,731	CNA Financial Corp.	85,071
3,051	CoBiz Financial, Inc.	24,896
7,686	Colonial Properties Trust REIT	168,400
2,287	Community Bank System, Inc.	64,951
1,154	Community Trust Bancorp, Inc.	38,901
185	Consolidated-Tomoka Land Co.	6,658
10,532	Cousins Properties, Inc. REIT	93,735
7,330	Cowen Group, Inc., Class A(a)	19,498
3,719	Crawford & Co., Class B	27,037
5,858	CVB Financial Corp.	64,438
22,862	DCT Industrial Trust, Inc. REIT	161,406
2,406	Dime Community Bancshares, Inc.	33,227
795	Donegal Group, Inc., Class A	10,454
447	EMC Insurance Group, Inc.	11,157
3,340	Employers Holdings, Inc.	71,175
332	Enterprise Bancorp, Inc.	5,720
3,419	Equity One, Inc. REIT	77,304
792	ESB Financial Corp.	11,040
10,434	F.N.B. Corp.	120,930
1,499	FBL Financial Group, Inc., Class A	52,360
790	Federal Agricultural Mortgage Corp., Class C	27,105
18,532	FelCor Lodging Trust, Inc. REIT(a)	99,702
980	Financial Institutions, Inc.	19,688
1,841	First Bancorp	23,381
568	First Bancorp, Inc.	9,406
7,300	First Busey Corp.	33,142
379	First Citizens BancShares, Inc., Class A	66,082
11,997	First Commonwealth Financial Corp.	84,819
1,774	First Community Bancshares, Inc.	28,295
876	First Defiance Financial Corp.	17,940
843	First Financial Corp.	25,433
2,517	First Financial Holdings, Inc.	38,133
6,060	First Industrial Realty Trust, Inc. REIT(a)	94,960
1,787	First Interstate BancSystem, Inc.	30,790
3,049	First Merchants Corp.	45,887
8,349	First Midwest Bancorp, Inc.	105,782
11,042	FirstMerit Corp.	168,170
2,673	Flushing Financial Corp.	42,340
6,764	Forest City Enterprises, Inc., Class A(a)	114,379
2,263	Forestar Group, Inc.(a)	43,065
6,789	Franklin Street Properties Corp. REIT	88,257
2,018	FXCM, Inc., Class A(b)	24,196
285	GAMCO Investors, Inc., Class A	16,060
709	German American Bancorp, Inc.	15,832
2,089	Getty Realty Corp. REIT(b)	39,440
11,426	GFI Group, Inc.	38,848
5,830	Glacier Bancorp, Inc.	90,831
10,716	Gleacher & Co., Inc.(a)	8,251
6,604	Glimcher Realty Trust REIT	73,436
1,023	Great Southern Bancorp, Inc.	25,432
3,118	Hanmi Financial Corp.(a)	51,291
5,303	Healthcare Realty Trust, Inc. REIT	135,120
949	Heartland Financial USA, Inc.	22,482
5,240	Highwoods Properties, Inc. REIT	188,640
1,076	Home Federal Bancorp, Inc.	13,837
4,684	Horace Mann Educators Corp.	101,830
1,022	Howard Hughes Corp. (The)(a)	73,584
1,691	Hudson Valley Holding Corp.	25,872
1,266	Infinity Property & Casualty Corp.	75,289
7,901	Inland Real Estate Corp. REIT	71,741
10,128	Interactive Brokers Group, Inc., Class A	144,830
5,580	International Bancshares Corp.	109,089
8,261	Investment Technology Group, Inc.(a)	83,601
8,822	Investors Real Estate Trust REIT	82,574
7,620	Janus Capital Group, Inc.	70,866
664	Kansas City Life Insurance Co.(b)	25,723
8,030	Kite Realty Group Trust REIT	48,582
10,502	Knight Capital Group, Inc., Class A(a)	39,067
2,194	Lakeland Bancorp, Inc.	21,392
14,193	Lexington Realty Trust REIT	156,123
2,042	MainSource Financial Group, Inc.	28,180
672	Marlin Business Services Corp.	14,784
4,337	MB Financial, Inc.	97,019
14,273	MBIA, Inc.(a)(b)	122,891
321	Merchants Bancshares, Inc.	9,091
3,074	Mercury General Corp.	121,730
1,519	Metro Bancorp, Inc.(a)	23,863
28,345	MGIC Investment Corp.(a)(b)	78,799
439	National Bankshares, Inc.	14,856
4,588	National Financial Partners Corp.(a)	80,795
281	National Western Life Insurance Co., Class A	45,915
1,409	Navigators Group, Inc. (The)(a)	76,410
3,066	NBT Bancorp, Inc.	63,589
2,561	Nelnet, Inc., Class A	77,931
14,276	Newcastle Investment Corp. REIT	149,755
1,293	OceanFirst Financial Corp.	18,348
8,433	Old National Bancorp	112,665
940	One Liberty Properties, Inc. REIT	20,755
3,783	OneBeacon Insurance Group Ltd., Class A	51,676
1,661	Oppenheimer Holdings, Inc., Class A	28,254
1,587	Pacific Continental Corp.	17,441
2,444	PacWest Bancorp	67,161
1,495	Park National Corp.(b)	97,848
4,460	Parkway Properties, Inc. REIT	70,646
293	Penns Woods Bancorp, Inc.	11,746
7,497	Pennsylvania REIT	138,245
1,389	PennyMac Mortgage Investment Trust REIT	36,947
935	Peoples Bancorp, Inc.	20,290
1,042	Phoenix Cos., Inc. (The)(a)	28,322
2,355	Piper Jaffray Cos., Inc.(a)	91,209
2,326	Post Properties, Inc. REIT	112,834
5,873	Primerica, Inc.	193,104
4,957	Provident Financial Services, Inc.	73,512
3,543	Provident New York Bancorp	31,639
948	PS Business Parks, Inc. REIT	67,649
14,271	Radian Group, Inc.(b)	91,763
20,356	RAIT Financial Trust REIT	140,253
4,329	Ramco-Gershenson Properties Trust REIT	65,454
14,695	Redwood Trust, Inc. REIT	280,675
2,665	Renasant Corp.	51,834
1,650	Retail Opportunity Investments Corp. REIT(b)	21,533
2,456	Ryman Hospitality Properties, Inc. (The) REIT(b)	98,166
1,323	RLI Corp.	91,300
2,668	S&T Bancorp, Inc.	49,198
949	S.Y. Bancorp, Inc.(b)	21,457

1,409	Safety Insurance Group, Inc.	$67,646
1,994	Sandy Spring Bancorp, Inc.	39,581
3,286	Seabright Holdings, Inc.	36,442
7,022	Seacoast Banking Corp. of Florida(a)	12,569
7,084	Selective Insurance Group, Inc.	145,293
1,241	Simmons First National Corp., Class A	31,683
2,815	Southwest Bancorp, Inc.(a)	36,060
2,391	St. Joe Co. (The)(a)	56,189
4,132	Starwood Property Trust, Inc. REIT	105,944
1,757	State Auto Financial Corp.	26,742
2,235	State Bank Financial Corp.	35,671
2,560	StellarOne Corp.	38,272
2,782	Sterling Bancorp	26,679
2,489	Sterling Financial Corp.	53,738
4,532	Stewart Information Services Corp.	120,370
8,465	Strategic Hotels & Resorts, Inc. REIT(a)	61,879
2,093	Summit Hotel Properties, Inc. REIT	19,235
12,497	Sunstone Hotel Investors, Inc. REIT(a)	144,590
17,004	Susquehanna Bancshares, Inc.	194,186
8,375	SWS Group, Inc.(a)	55,191
13,129	Symetra Financial Corp.	183,150
448	Taylor Capital Group, Inc.(a)	7,773
583	Terreno Realty Corp. REIT	9,736
576	Tompkins Financial Corp.	23,564
1,255	TriCo Bancshares	20,682
10,067	TrustCo Bank Corp. NY	53,254
5,373	Trustmark Corp.	124,277
2,050	UMB Financial Corp.	90,754
1,028	UMH Properties, Inc. REIT	10,640
2,007	Union First Market Bankshares Corp.	35,082
3,247	United Bankshares, Inc.	82,766
2,648	United Community Banks, Inc.(a)	27,778
2,530	United Fire Group, Inc.	58,671
411	Universal Health Realty Income Trust REIT	22,658
1,674	Univest Corp. of Pennsylvania	28,257
1,399	Urstadt Biddle Properties, Inc., Class A REIT	28,316
12,507	Valley National Bancorp(b)	122,444
10,058	Washington Federal, Inc.	176,920
807	Washington Trust Bancorp, Inc.	21,273
6,079	Webster Financial Corp.	135,258
3,009	WesBanco, Inc.	69,779
1,400	West Bancorporation, Inc.	15,498
968	West Coast Bancorp	22,961
1,732	Westamerica Bancorp.	76,935
2,592	Westfield Financial, Inc.	19,544
456	Whitestone, Class B REIT	6,475
4,566	Wilshire Bancorp, Inc.(a)	28,035
2,566	Wintrust Financial Corp.	95,122
643	WSFS Financial Corp.	29,237
		12,421,349
	Health Care - 5.0%
7,537	Affymetrix, Inc.(a)(b)	28,565
8,209	Amedisys, Inc.(a)	91,284
7,144	AMN Healthcare Services, Inc.(a)	86,800
3,122	AmSurg Corp.(a)	97,438
8,842	Brookdale Senior Living, Inc.(a)	238,822
12,419	Cambrex Corp.(a)	145,923
2,001	Capital Senior Living Corp.(a)	42,481
3,201	Charles River Laboratories International, Inc.(a)	132,265
2,173	CONMED Corp.	63,821
7,049	Cross Country Healthcare, Inc.(a)	39,827
2,923	Enzon Pharmaceuticals, Inc.	14,469
12,507	Five Star Quality Care, Inc.(a)	70,790
12,534	Gentiva Health Services, Inc.(a)	124,212
8,311	Healthways, Inc.(a)	87,432
4,293	Hill-Rom Holdings, Inc.	142,442
4,497	Invacare Corp.	70,738
3,301	Magellan Health Services, Inc.(a)	169,341
692	National Healthcare Corp.	33,306
1,160	Palomar Medical Technologies, Inc.(a)	11,333
6,466	PerkinElmer, Inc.	227,862
6,375	PharMerica Corp.(a)	92,310
5,002	Select Medical Holdings Corp.	48,720
3,905	Skilled Healthcare Group, Inc., Class A(a)	20,775
3,921	STERIS Corp.	147,939
976	SurModics, Inc.(a)	23,531
4,927	Symmetry Medical, Inc.(a)	52,768
8,643	Universal American Corp.	80,985
5,563	Vanguard Health Systems, Inc.(a)	77,715
		2,463,894
	Industrials - 20.8%
2,227	A.O. Smith Corp.	154,287
4,915	ABM Industries, Inc.	107,737
6,278	ACCO Brands Corp.(a)	52,296
5,394	Accuride Corp.(a)	20,281
1,983	Aceto Corp.	20,703
1,973	Acuity Brands, Inc.	135,742
2,059	Air Lease Corp.(a)	49,148
10,613	Air Transport Services Group, Inc.(a)	49,350
594	Alamo Group, Inc.	20,172
2,578	Albany International Corp., Class A	64,605
786	AMERCO	105,686
1,090	American Woodmark Corp.(a)	30,313
1,180	Ampco-Pittsburgh Corp.	21,736
3,441	Apogee Enterprises, Inc.	84,132
2,302	Applied Industrial Technologies, Inc.	101,196
4,999	ARC Document Solutions, Inc.(a)	11,948
4,141	Arkansas Best Corp.	43,563
3,308	Armstrong World Industries, Inc.	181,907
1,381	Astec Industries, Inc.	48,777
2,753	Atlas Air Worldwide Holdings, Inc.(a)	124,133
3,188	Barnes Group, Inc.	76,193
487	Barrett Business Services, Inc.	19,597
2,394	Belden, Inc.	115,271
3,464	Brady Corp., Class A	120,859
7,519	Briggs & Stratton Corp.	178,426
5,680	Brink’s Co. (The)	169,378
4,257	Builders FirstSource, Inc.(a)	26,691
3,614	Carlisle Cos., Inc.	231,838
4,336	Casella Waste Systems, Inc., Class A(a)	19,685
5,149	CBIZ, Inc.(a)	31,203
1,606	CDI Corp.	27,334
1,907	Celadon Group, Inc.	37,778
10,574	Cenveo, Inc.(a)(b)	26,435
1,207	CIRCOR International, Inc.	50,090
1,454	Coleman Cable, Inc.	14,874
2,000	Columbus McKinnon Corp.(a)	37,840
4,919	Comfort Systems USA, Inc.	63,504
1,955	Commercial Vehicle Group, Inc.(a)	15,816
1,280	Consolidated Graphics, Inc.(a)	46,886
1,638	Corporate Executive Board Co. (The)	82,080
1,934	Courier Corp.	23,421
9,516	Covanta Holding Corp.	187,656

1,171	CRA International, Inc.(a)	$21,769
3,009	Crane Co.	151,293
5,790	Deluxe Corp.	213,014
1,665	Ducommun, Inc.(a)	26,690
3,095	Dycom Industries, Inc.(a)	64,933
1,336	Encore Wire Corp.	43,580
16,776	EnergySolutions, Inc.(a)	64,252
3,161	Ennis, Inc.	49,343
1,740	EnPro Industries, Inc.(a)	77,395
10,235	Federal Signal Corp.(a)	82,289
2,816	Flow International Corp.(a)	10,616
1,126	Franklin Covey Co.(a)	15,629
1,219	FreightCar America, Inc.	30,219
1,695	G&K Services, Inc., Class A	67,868
4,136	GATX Corp.	195,840
11,693	Genco Shipping & Trading Ltd.(a)(b)	39,055
1,438	Generac Holdings, Inc.	53,465
3,553	Gibraltar Industries, Inc.(a)	61,716
1,914	Graco, Inc.	109,481
3,916	Granite Construction, Inc.	142,386
1,986	Greenbrier Cos., Inc.(a)	39,581
6,597	Griffon Corp.	77,845
2,811	H&E Equipment Services, Inc.	54,196
4,139	Heartland Express, Inc.	57,242
1,517	Heidrick & Struggles International, Inc.	23,984
3,772	Herman Miller, Inc.	93,168
4,747	HNI Corp.	149,863
3,967	Hudson Global, Inc.(a)	19,081
569	Hurco Cos., Inc.(a)	16,888
1,443	Hyster-Yale Materials Handling, Inc.	72,410
1,958	Insperity, Inc.	65,848
1,573	Insteel Industries, Inc.	23,847
3,717	Interface, Inc.	62,371
840	International Shipholding Corp.	16,044
2,561	John Bean Technologies Corp.	47,865
1,081	Kadant, Inc.(a)	29,046
1,824	Kaman Corp.	66,284
7,579	Kelly Services, Inc., Class A	120,809
3,711	Kennametal, Inc.	152,188
2,714	Kforce, Inc.	37,345
3,279	Kimball International, Inc., Class B	35,413
3,617	Knoll, Inc.	59,970
3,996	Korn/Ferry International(a)	68,651
2,757	Kratos Defense & Security Solutions, Inc.(a)	12,158
1,668	Landstar System, Inc.	95,143
2,796	Layne Christensen Co.(a)	63,385
3,510	Lennox International, Inc.	201,860
2,603	LSI Industries, Inc.	18,846
2,046	Lydall, Inc.(a)	31,263
3,071	Macquarie Infrastructure Co. LLC	142,372
11,217	Manitowoc Co., Inc. (The)	197,419
1,523	Marten Transport Ltd.	31,008
3,148	Matson, Inc.	86,287
1,559	McGrath RentCorp	46,599
23,016	Meritor, Inc.(a)	104,953
1,096	Met-Pro Corp.	11,366
1,150	Michael Baker Corp.	29,543
934	Miller Industries, Inc.	14,272
1,926	Mine Safety Appliances Co.	89,020
2,524	Mueller Industries, Inc.	134,681
24,093	Mueller Water Products, Inc., Class A	142,390
1,783	MYR Group, Inc.(a)	40,028
4,505	Navigant Consulting, Inc.(a)	51,943
4,645	NCI Building Systems, Inc.(a)	71,905
318	NL Industries, Inc.	4,115
1,213	Northwest Pipe Co.(a)	29,900
3,499	Orion Marine Group, Inc.(a)	27,292
11,100	Pacer International, Inc.(a)	45,177
1,445	Park-Ohio Holdings Corp.(a)	34,882
298	Patriot Transportation Holding, Inc.(a)	7,679
2,381	Pike Electric Corp.	24,762
175	Preformed Line Products Co.	11,809
7,322	Quad/Graphics, Inc.(b)	158,887
2,328	Quality Distribution, Inc.(a)	17,250
3,196	Quanex Building Products Corp.	66,029
14,682	Republic Airways Holdings, Inc.(a)	123,182
3,901	Resources Connection, Inc.	47,631
3,680	Rush Enterprises, Inc., Class A(a)	87,069
2,542	Saia, Inc.(a)	65,939
1,407	Schawk, Inc.	18,066
25	Seaboard Corp.	67,583
795	SeaCube Container Leasing Ltd. (Bermuda)	18,261
2,059	Simpson Manufacturing Co., Inc.	66,753
1,187	Standex International Corp.	67,244
14,840	Steelcase, Inc., Class A	202,269
2,807	Sterling Construction Co., Inc.(a)	28,772
6,478	Swift Transportation Co.(a)	88,489
1,289	TAL International Group, Inc.(b)	54,009
921	Tennant Co.	42,403
2,046	TMS International Corp., Class A(a)	28,521
2,770	Toro Co. (The)	121,963
1,913	Trimas Corp.(a)	59,093
3,757	TrueBlue, Inc.(a)	64,583
10,760	Tutor Perini Corp.(a)	178,508
538	Twin Disc, Inc.	12,336
2,290	Universal Forest Products, Inc.	93,088
675	Universal Truckload Services, Inc.	12,110
1,074	US Ecology, Inc.	25,518
13,017	USG Corp.(a)(b)	382,570
2,383	Viad Corp.	66,533
2,677	Wabash National Corp.(a)	27,707
1,840	Watts Water Technologies, Inc., Class A	84,824
4,509	Werner Enterprises, Inc.	106,503
		10,227,089
	Information Technology - 8.4%
6,674	Acxiom Corp.(a)	118,330
1,932	Agilysys, Inc.(a)	16,441
1,283	American Software, Inc., Class A	11,034
17,772	Amkor Technology, Inc.(a)(b)	82,284
3,067	Applied Micro Circuits Corp.(a)	26,284
4,393	Avid Technology, Inc.(a)	32,508
3,547	AVX Corp.	40,400
11,762	Axcelis Technologies, Inc.(a)	15,879
939	Bel Fuse, Inc., Class B	17,494
9,138	Benchmark Electronics, Inc.(a)	160,463
2,542	Black Box Corp.	59,559
1,517	Blucora, Inc.(a)	22,543
6,785	Broadridge Financial Solutions, Inc.	159,922
2,702	CACI International, Inc., Class A(a)	144,908
5,953	Checkpoint Systems, Inc.(a)	71,793
12,483	CIBER, Inc.(a)	42,193
1,943	Cohu, Inc.	20,363
12,135	Compuware Corp.(a)	141,009
13,367	Convergys Corp.	227,506

2,799	CSG Systems International, Inc.(a)	$52,705
3,406	CTS Corp.	33,890
3,025	Daktronics, Inc.	35,876
2,000	Digi International, Inc.(a)	19,600
3,292	Digital River, Inc.(a)	47,800
1,984	DST Systems, Inc.	132,809
12,702	EarthLink, Inc.	86,374
1,309	Electro Rent Corp.	20,263
3,014	Electronics for Imaging, Inc.(a)	68,177
5,669	Emulex Corp.(a)	43,311
633	ePlus, Inc.	29,491
4,267	Extreme Networks, Inc.(a)	15,745
1,473	Fair Isaac Corp.	66,388
10,751	Fairchild Semiconductor International, Inc.(a)	158,792
5,378	FormFactor, Inc.(a)	26,890
3,315	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	47,902
4,779	Global Cash Access Holdings, Inc.(a)	36,081
1,968	Hackett Group, Inc. (The)	8,462
7,697	Imation Corp.(a)	28,556
7,758	Insight Enterprises, Inc.(a)	152,057
9,956	Integrated Device Technology, Inc.(a)	71,982
6,617	Intermec, Inc.(a)	65,376
4,624	International Rectifier Corp.(a)	90,122
11,081	Intersil Corp., Class A	95,851
6,146	Kemet Corp.(a)	35,401
7,169	Lender Processing Services, Inc.	172,343
6,344	Lionbridge Technologies, Inc.(a)	25,313
1,530	Marchex, Inc., Class B	5,692
1,221	Mercury Systems, Inc.(a)	8,974
3,641	Methode Electronics, Inc.	35,026
8,650	ModusLink Global Solutions, Inc.(a)	25,172
13,349	Monster Worldwide, Inc.(a)	77,424
627	MTS Systems Corp.	35,645
1,357	Park Electrochemical Corp.	35,472
3,016	PC Connection, Inc.	37,248
8,139	Photronics, Inc.(a)	48,753
1,699	Plantronics, Inc.	69,863
350	QAD, Inc., Class B	4,445
15,907	Quantum Corp.(a)	21,634
2,005	RadiSys Corp.(a)	7,820
1,235	Richardson Electronics Ltd.	14,968
1,791	Rofin-Sinar Technologies, Inc.(a)	45,903
926	Rogers Corp.(a)	43,392
3,798	Silicon Image, Inc.(a)	18,420
6,385	Spansion, Inc., Class A(a)	73,428
728	Supertex, Inc.	13,919
3,285	Symmetricom, Inc.(a)	17,706
4,776	Take-Two Interactive Software, Inc.(a)	58,124
2,351	TeleTech Holdings, Inc.(a)	43,964
32,092	Tellabs, Inc.	73,170
1,912	TNS, Inc.(a)	40,056
19,034	United Online, Inc.	126,386
10,459	Unwired Planet, Inc.(a)	21,127
292	Viasystems Group, Inc.(a)	4,114
1,221	Vishay Precision Group, Inc.(a)	16,105
4,652	Westell Technologies, Inc., Class A(a)	8,513
		4,110,933
	Materials - 7.1%
3,132	A. Schulman, Inc.	100,694
4,458	A.M. Castle & Co.(a)(b)	75,117
719	AEP Industries, Inc.(a)	46,289
3,309	Axiall Corp.(b)	185,900
10,308	Boise, Inc.	85,041
2,190	Carpenter Technology Corp.	114,603
9,399	Century Aluminum Co.(a)	80,925
11,177	Chemtura Corp.(a)	265,118
2,119	Eagle Materials, Inc.	137,248
18,581	Ferro Corp.(a)	94,763
2,385	Greif, Inc., Class A	112,047
2,852	H.B. Fuller Co.	111,456
19,195	Headwaters, Inc.(a)	179,665
1,213	Innospec, Inc.	48,823
2,503	Landec Corp.(a)	29,535
12,927	Louisiana-Pacific Corp.(a)	251,172
5,293	Metals USA Holdings Corp.	95,168
2,289	Minerals Technologies, Inc.	94,696
2,795	Myers Industries, Inc.	41,310
1,243	Neenah Paper, Inc.	38,458
2,304	Noranda Aluminum Holding Corp.	13,571
6,813	Olin Corp.	158,470
1,345	Olympic Steel, Inc.	28,259
4,888	OM Group, Inc.(a)	135,007
6,805	Omnova Solutions, Inc.(a)	55,665
4,973	P.H. Glatfelter Co.	92,398
8,543	PolyOne Corp.	186,579
2,827	RTI International Metals, Inc.(a)	80,287
2,271	Schnitzer Steel Industries, Inc., Class A	66,041
3,257	Sensient Technologies Corp.	124,092
4,522	Spartech Corp.(a)	43,095
1,371	Texas Industries, Inc.(a)(b)	77,928
2,031	Tredegar Corp.	46,327
5,736	Wausau Paper Corp.	55,467
6,125	Worthington Industries, Inc.	168,315
		3,519,529
	Telecommunication Services - 0.8%
4,245	Consolidated Communications Holdings, Inc.	73,056
3,596	General Communication, Inc., Class A(a)	30,602
1,493	HickoryTech Corp.	14,452
4,866	IDT Corp., Class B	49,731
968	Otelco, Inc.	1,249
4,585	Premiere Global Services, Inc.(a)	42,961
825	Primus Telecommunications Group, Inc.	8,811
2,355	Shenandoah Telecommunications Co.	34,524
1,688	United States Cellular Corp.(a)	64,212
5,405	USA Mobility, Inc.	62,482
		382,080
	Utilities - 4.9%
3,041	ALLETE, Inc.	140,312
1,342	American States Water Co.	67,838
5,836	Avista Corp.	150,919
4,012	Black Hills Corp.	161,884
3,237	California Water Service Group	63,121
1,324	CH Energy Group, Inc.	86,060
3,252	El Paso Electric Co.	109,560
4,687	Empire District Electric Co. (The)	99,411
4,120	IDACORP, Inc.	191,209
2,091	Laclede Group, Inc. (The)	83,473
1,745	MGE Energy, Inc.	91,421
1,135	Middlesex Water Co.	21,917
3,650	New Jersey Resources Corp.	153,409
2,444	Northwest Natural Gas Co.	111,006
3,746	NorthWestern Corp.	138,565
4,761	Otter Tail Corp.	127,976
1,224	SJW Corp.	33,195

1,834	South Jersey Industries, Inc.	$99,549
4,057	Southwest Gas Corp.	180,699
3,605	UIL Holdings Corp.	134,142
3,852	UNS Energy Corp.	174,457
		2,420,123
	Total Common Stocks and Other Equity Interests (Cost $43,262,476)	49,264,055

	Money Market Fund - 0.3%
143,723	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $143,723)	143,723

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $43,406,199)-100.3%	49,407,778

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.6%
2,761,190	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,761,190)(c)(d)	2,761,190

	Total Investments (Cost $46,167,389)(e)-105.9%	52,168,968
	Liabilities in excess of other assets-(5.9)%	(2,897,300)
	Net Assets-100.0%	$49,271,668

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $46,223,226. The net unrealized appreciation was $5,945,742 which consisted of aggregate gross unrealized appreciation of $9,240,579 and aggregate gross unrealized depreciation of $3,294,837.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.2%
15,104	AH Belo Corp., Class A	$79,749
2,103	Arctic Cat, Inc.(a)	76,002
2,192	Asbury Automotive Group, Inc.(a)	77,947
1,134	Ascent Capital Group, Inc., Class A(a)	72,247
4,159	Beazer Homes USA, Inc.(a)	78,272
8,565	Black Diamond, Inc.(a)	65,522
10,577	Boyd Gaming Corp.(a)	74,145
3,824	Brown Shoe Co., Inc.	65,926
10,805	Callaway Golf Co.	70,881
14,662	China Automotive Systems, Inc.(a)	80,788
5,103	Citi Trends, Inc.(a)	66,033
2,289	Conn’s, Inc.(a)	65,099
1,482	Core-Mark Holding Co., Inc.	74,293
28,784	Corinthian Colleges, Inc.(a)	70,809
6,466	Digital Generation, Inc.(a)	64,725
2,178	Drew Industries, Inc.	79,758
6,497	E.W. Scripps Co. (The), Class A(a)	71,402
10,062	Entercom Communications Corp., Class A(a)	79,892
20,535	Exide Technologies(a)	70,640
5,277	Fred’s, Inc., Class A	69,762
2,051	G-III Apparel Group Ltd.(a)	73,610
31,924	Gray Television, Inc.(a)	119,396
4,791	Haverty Furniture Cos., Inc.	86,238
4,833	Hooker Furniture Corp.	72,978
7,278	Hot Topic, Inc.	80,786
6,350	Jones Group, Inc. (The)	76,200
4,963	La-Z-Boy, Inc.	77,621
8,138	LeapFrog Enterprises, Inc.(a)	73,323
1,877	Lithia Motors, Inc., Class A	81,218
10,499	Luby’s, Inc.(a)	71,603
2,651	M/I Homes, Inc.(a)	72,213
7,856	MarineMax, Inc.(a)	91,758
21,477	McClatchy Co. (The), Class A(a)(b)	62,713
2,289	Movado Group, Inc.	83,686
4,774	Multimedia Games Holding Co., Inc.(a)	80,872
7,196	OfficeMax, Inc.	77,573
3,529	Perry Ellis International, Inc.	68,110
16,524	Quiksilver, Inc.(a)	108,067
1,991	Red Robin Gourmet Burgers, Inc.(a)	73,607
5,394	Rocky Brands, Inc.(a)	76,163
8,935	Ruby Tuesday, Inc.(a)	67,280
3,427	Shoe Carnival, Inc.	70,151
8,321	Smith & Wesson Holding Corp.(a)	71,561
3,361	Sonic Automotive, Inc., Class A	81,571
3,936	Speedway Motorsports, Inc.	64,393
2,835	Stage Stores, Inc.	64,780
9,192	Stewart Enterprises, Inc., Class A	75,834
3,443	Superior Industries International, Inc.	69,790
14,943	TravelCenters of America LLC(a)	114,613
11,237	Tuesday Morning Corp.(a)	94,391
5,398	Unifi, Inc.(a)	72,873
3,630	Universal Electronics, Inc.(a)	69,333
10,436	VOXX International Corp.(a)	100,812
4,100	Winnebago Industries, Inc.(a)	76,752
17,087	Zale Corp.(a)	84,068
		4,239,829
	Consumer Staples - 3.0%
19,295	Alliance One International, Inc.(a)	69,848
5,444	Boulder Brands, Inc.(a)	73,113
6,721	Central Garden & Pet Co., Class A(a)	64,656
8,513	Chiquita Brands International, Inc.(a)	62,571
8,746	Cott Corp. (Canada)	79,239
3,863	John B. Sanfilippo & Son, Inc.	71,195
4,247	Nutraceutical International Corp.	74,662
5,790	Pantry, Inc. (The)(a)	72,375
3,505	Prestige Brands Holdings, Inc.(a)	75,182
2,311	Seneca Foods Corp., Class A(a)	69,353
12,475	SunOpta, Inc. (Canada)(a)	89,321
2,037	Susser Holdings Corp.(a)	85,269
		886,784
	Energy - 5.8%
2,002	Adams Resources & Energy, Inc.	71,451
21,677	Advantage Oil & Gas Ltd. (Canada)(a)	62,863
3,882	Alon USA Energy, Inc.	76,165
10,674	Capital Product Partners LP (Marshall Islands)(b)	87,954
4,641	Comstock Resources, Inc.(a)	67,712
4,898	Crosstex Energy, Inc.	82,776
3,115	EPL Oil & Gas, Inc.(a)	76,193
8,879	Green Plains Renewable Energy, Inc.(a)	69,345
7,743	Harvest Natural Resources, Inc.(a)	71,855
11,364	Hercules Offshore, Inc.(a)	74,775
6,107	Matrix Service Co.(a)	87,208
17,736	Miller Energy Resources, Inc.(a)(b)	71,476
15,925	Penn Virginia Corp.	68,318
2,096	PHI, Inc.(a)	69,357
26,704	Rentech, Inc.	81,981
3,642	REX American Resources Corp.(a)	79,541
9,878	Scorpio Tankers, Inc. (Marshall Islands)(a)	83,272
24,218	Teekay Tankers Ltd., Class A (Marshall Islands)	69,264
1,850	TransMontaigne Partners LP	76,276
11,726	Triangle Petroleum Corp.(a)	73,757
8,119	VAALCO Energy, Inc.(a)	68,930
24,993	Warren Resources, Inc.(a)	75,729
13,102	Willbros Group, Inc.(a)	85,687
		1,731,885
	Financials - 39.0%
2,990	AG Mortgage Investment Trust, Inc. REIT	75,946
10,560	America First Tax Exempt Investors LP	74,976
2,980	American Capital Mortgage Investment Corp. REIT	77,718
5,753	American Equity Investment Life Holding Co.	77,550
2,577	AMERISAFE, Inc.(a)	73,805
4,327	Apollo Commercial Real Estate Finance, Inc. REIT	75,549
3,479	Apollo Residential Mortgage, Inc. REIT	78,765
11,726	Arbor Realty Trust, Inc. REIT	83,606
2,092	Argo Group International Holdings Ltd. (Bermuda)	75,500

3,381	Arlington Asset Investment Corp., Class A	$79,014
6,683	Ashford Hospitality Trust, Inc. REIT	77,456
7,385	Asta Funding, Inc.	69,936
4,939	AV Homes, Inc.(a)	73,542
3,258	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	75,586
6,403	Bancorp, Inc. (The)(a)	75,427
16,334	Bank Mutual Corp.	83,793
9,466	BankFinancial Corp.	71,468
2,285	Banner Corp.	69,007
10,482	BBX Capital Corp., Class A(a)	81,340
2,943	Berkshire Hills Bancorp, Inc.	71,221
6,980	BlackRock Kelso Capital Corp.	74,477
2,519	BofI Holding, Inc.(a)	80,507
7,794	Boston Private Financial Holdings, Inc.	72,094
8,262	Brookline Bancorp, Inc.	72,788
5,743	BSB Bancorp, Inc.(a)	73,223
6,645	Calamos Asset Management, Inc., Class A	69,241
5,728	Campus Crest Communities, Inc. REIT	69,194
705	Capital Southwest Corp.	76,034
12,609	CapLease, Inc. REIT	73,006
13,301	Cedar Realty Trust, Inc. REIT	73,289
8,234	Centerstate Banks, Inc.	72,871
4,567	Chatham Lodging Trust REIT	71,930
2,956	Chemical Financial Corp.	71,860
3,363	Chesapeake Lodging Trust REIT	71,800
9,402	CoBiz Financial, Inc.	76,720
3,601	Colony Financial, Inc. REIT	77,494
3,915	Columbia Banking System, Inc.	79,083
2,142	Community Trust Bancorp, Inc.	72,207
4,774	Compass Diversified Holdings	75,525
2,539	Coresite Realty Corp. REIT	74,901
5,055	Dime Community Bancshares, Inc.	69,810
7,440	Dynex Capital, Inc. REIT	75,218
2,556	eHealth, Inc.(a)	62,290
3,126	Ellington Financial LLC	74,711
2,940	EMC Insurance Group, Inc.	73,382
3,412	Employers Holdings, Inc.	72,710
2,293	Encore Capital Group, Inc.(a)	68,996
5,543	Excel Trust, Inc. REIT	69,731
2,052	FBL Financial Group, Inc., Class A	71,676
18,148	FBR & Co.(a)	72,048
2,161	Federal Agricultural Mortgage Corp., Class C	74,144
4,269	Fidus Investment Corp.	76,543
6,741	Fifth Street Finance Corp.	73,140
15,335	First BanCorp.(a)	78,669
10,298	First Commonwealth Financial Corp.	72,807
4,397	First Community Bancshares, Inc.	70,132
3,659	First Defiance Financial Corp.	74,936
5,370	First Financial Holdings, Inc.	81,356
4,551	First Interstate BancSystem, Inc.	78,414
4,732	First Merchants Corp.	71,217
5,610	First Midwest Bancorp, Inc.	71,079
4,579	Flushing Financial Corp.	72,531
4,053	Forestar Group, Inc.(a)	77,129
4,236	Franklin Financial Corp.	73,410
6,975	FXCM, Inc., Class A	83,630
3,173	Global Indemnity PLC (Ireland)(a)	66,982
4,394	Golub Capital BDC, Inc.	70,743
3,042	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	73,160
5,168	Hanmi Financial Corp.(a)	85,014
2,686	Heartland Financial USA, Inc.	63,631
6,311	Hercules Technology Growth Capital, Inc.	77,184
10,062	Heritage Commerce Corp.(a)	65,504
5,188	Hilltop Holdings, Inc.(a)	68,170
2,127	Home BancShares, Inc.	73,849
3,518	Horace Mann Educators Corp.	76,481
3,574	Horizon Bancorp	71,230
3,335	Hudson Pacific Properties, Inc. REIT	71,469
6,144	ICG Group, Inc.(a)	73,728
2,425	Independent Bank Corp.	75,151
1,205	Infinity Property & Casualty Corp.	71,661
5,134	Interactive Brokers Group, Inc., Class A	73,416
7,803	Investment Technology Group, Inc.(a)	78,966
8,045	Investors Real Estate Trust REIT	75,301
8,618	iStar Financial, Inc. REIT(a)	83,508
1,841	Kansas City Life Insurance Co.	71,320
7,641	Kcap Financial, Inc.	79,008
12,564	Kite Realty Group Trust REIT	76,012
7,641	Maiden Holdings Ltd. (Bermuda)	77,709
2,328	Main Street Capital Corp.	74,100
5,543	MainSource Financial Group, Inc.	76,493
15,267	MCG Capital Corp.	70,381
4,256	Mercantile Bank Corp.	70,224
5,313	Metro Bancorp, Inc.(a)	83,467
26,402	MGIC Investment Corp.(a)(b)	73,398
4,098	National Financial Partners Corp.(a)	72,166
446	National Western Life Insurance Co., Class A	72,876
1,376	Navigators Group, Inc. (The)(a)	74,620
11,113	New York Mortgage Trust, Inc. REIT(b)	77,791
5,012	NewStar Financial, Inc.(a)	71,471
9,976	NorthStar Realty Finance Corp. REIT	77,813
3,036	OmniAmerican Bancorp, Inc.(a)	75,323
4,066	Oppenheimer Holdings, Inc., Class A	69,163
5,261	Oriental Financial Group, Inc.	75,601
4,583	Oritani Financial Corp.	69,387
2,835	PacWest Bancorp	77,906
13,428	Park Sterling Corp.(a)	76,271
5,020	Parkway Properties, Inc. REIT	79,517
6,387	PennantPark Investment Corp.	71,407
3,981	Pennsylvania REIT	73,410
3,438	Peoples Bancorp, Inc.	74,605
3,464	PICO Holdings, Inc.(a)	72,848
3,728	Pinnacle Financial Partners, Inc.(a)	80,040
2,185	Piper Jaffray Cos., Inc.(a)	84,625
4,946	Preferred Bank(a)	74,338
7,545	Provident New York Bancorp	67,377
11,494	Radian Group, Inc.	73,906
12,431	RAIT Financial Trust REIT	85,650
5,277	Ramco-Gershenson Properties Trust REIT	79,788
3,669	Renasant Corp.	71,362
3,323	Republic Bancorp, Inc., Class A	74,668
12,541	Resource Capital Corp. REIT	78,005
5,462	Retail Opportunity Investments Corp. REIT	71,279
3,886	S&T Bancorp, Inc.	71,658
3,233	Sabra Health Care REIT, Inc.	81,116
1,522	Safety Insurance Group, Inc.	73,071
2,938	Solar Capital Ltd.	74,243
6,271	Southwest Bancorp, Inc.(a)	80,332
3,909	STAG Industrial, Inc. REIT	77,085
4,701	State Auto Financial Corp.	71,549

4,423	State Bank Financial Corp.	$70,591
4,966	StellarOne Corp.	74,242
2,702	Stewart Information Services Corp.	71,765
5,361	Suffolk Bancorp(a)	74,143
7,393	Summit Hotel Properties, Inc. REIT	67,942
3,890	Taylor Capital Group, Inc.(a)	67,492
4,548	Terreno Realty Corp. REIT	75,952
4,749	THL Credit, Inc.	70,808
12,982	Thomas Properties Group, Inc.	66,857
1,771	Tompkins Financial Corp.	72,452
3,952	Tower Group, Inc.	76,274
4,535	TowneBank	68,796
2,754	Triangle Capital Corp.	75,019
4,453	Union First Market Bankshares Corp.	77,838
7,455	United Community Banks, Inc.(a)	78,203
3,217	United Fire Group, Inc.	74,602
16,035	Universal Insurance Holdings, Inc.	72,799
3,568	Urstadt Biddle Properties, Inc., Class A REIT	72,216
3,355	ViewPoint Financial Group, Inc.	70,958
7,847	Virginia Commerce Bancorp, Inc.(a)	103,110
4,215	Walker & Dunlop, Inc.(a)	90,538
3,161	WesBanco, Inc.	73,304
3,172	West Coast Bancorp	75,240
6,669	Western Alliance Bancorp(a)	82,029
11,963	Wilshire Bancorp, Inc.(a)	73,453
6,356	Winthrop Realty Trust REIT	75,954
1,663	WSFS Financial Corp.	75,617
		11,646,879
	Health Care - 7.0%
10,923	Accuray, Inc.(a)	55,817
13,301	Albany Molecular Research, Inc.(a)	79,407
3,466	Almost Family, Inc.	69,389
6,231	Amedisys, Inc.(a)	69,289
2,340	AmSurg Corp.(a)	73,031
24,135	Astex Pharmaceuticals(a)	80,852
6,520	BioScrip, Inc.(a)	73,220
6,172	Cambrex Corp.(a)	72,521
2,363	Cantel Medical Corp.	74,222
2,514	CONMED Corp.	73,836
11,273	CryoLife, Inc.	72,373
2,913	Cynosure, Inc., Class A(a)	77,777
5,020	ExamWorks Group, Inc.(a)	72,639
14,019	Five Star Quality Care, Inc.(a)	79,348
6,988	Gentiva Health Services, Inc.(a)	69,251
3,023	Greatbatch, Inc.(a)	80,230
6,563	Healthways, Inc.(a)	69,043
10,499	Insmed, Inc.(a)	61,419
6,491	Kindred Healthcare, Inc.(a)	69,973
3,298	LHC Group, Inc.(a)	70,445
1,493	National Healthcare Corp.	71,858
6,281	Natus Medical, Inc.(a)	77,382
4,542	NuVasive, Inc.(a)	78,259
4,932	PharMerica Corp.(a)	71,415
4,134	Providence Service Corp. (The)(a)	76,603
11,024	Skilled Healthcare Group, Inc., Class A(a)	58,648
6,676	Symmetry Medical, Inc.(a)	71,500
3,802	Triple-S Management Corp., Class B(a)	68,702
3,346	Wright Medical Group, Inc.(a)	70,734
		2,089,183
	Industrials - 14.8%
3,760	AAR Corp.	70,876
6,995	Aceto Corp.	73,028
13,301	Aegean Marine Petroleum Network, Inc. (Greece)	89,915
3,166	Aegion Corp.(a)	74,464
5,601	Aircastle Ltd. (Bermuda)	77,294
2,214	American Railcar Industries, Inc.	87,099
2,931	Apogee Enterprises, Inc.	71,663
3,331	Briggs & Stratton Corp.	79,045
3,200	CAI International, Inc.(a)	80,256
3,886	Celadon Group, Inc.	76,982
4,453	China Yuchai International Ltd. (Bermuda)	76,369
1,773	CIRCOR International, Inc.	73,579
4,252	Columbus McKinnon Corp.(a)	80,448
11,628	Diana Containerships, Inc. (Marshall Islands)	80,931
9,620	Diana Shipping, Inc. (Greece)(a)	83,886
4,344	Ducommun, Inc.(a)	69,634
2,318	Encore Wire Corp.	75,613
22,510	EnergySolutions, Inc.(a)	86,213
5,977	EnerNOC, Inc.(a)	92,345
4,539	Ennis, Inc.	70,854
9,229	Federal Signal Corp.(a)	74,201
20,066	Flow International Corp.(a)	75,649
4,411	Gibraltar Industries, Inc.(a)	76,619
7,865	Great Lakes Dredge & Dock Corp.	73,774
6,129	Griffon Corp.	72,322
7,066	Hardinge, Inc.	79,704
10,691	Hawaiian Holdings, Inc.(a)	61,687
2,650	Kadant, Inc.(a)	71,206
4,462	Kelly Services, Inc., Class A	71,124
5,534	KEYW Holding Corp. (The)(a)	71,167
6,049	Kimball International, Inc., Class B	65,329
13,963	Kratos Defense & Security Solutions, Inc.(a)	61,577
1,618	LB Foster Co., Class A	70,076
4,898	Lydall, Inc.(a)	74,841
9,837	Manitex International, Inc.(a)	95,616
8,214	MFC Industrial Ltd. (Canada)	80,497
12,520	Mueller Water Products, Inc., Class A	73,993
6,293	Navigant Consulting, Inc.(a)	72,558
20,841	Navios Maritime Holdings, Inc. (Greece)	77,945
7,667	NN, Inc.(a)	70,996
2,943	Northwest Pipe Co.(a)	72,545
3,462	On Assignment, Inc.(a)	84,646
9,608	Orion Marine Group, Inc.(a)	74,942
7,355	Pike Electric Corp.	76,492
1,691	Powell Industries, Inc.(a)	76,518
3,445	Quad Graphics, Inc.	74,757
3,441	Quanex Building Products Corp.	71,091
12,365	Republic Airways Holdings, Inc.(a)	103,742
5,882	Resources Connection, Inc.	71,819
3,872	Roadrunner Transportation Systems, Inc.(a)	77,866
3,037	Saia, Inc.(a)	78,780
5,636	SkyWest, Inc.	71,239
1,370	Standex International Corp.	77,611
2,844	Titan Machinery, Inc.(a)	82,220
5,126	Tutor Perini Corp.(a)	85,040
1,847	Universal Forest Products, Inc.	75,081
2,586	Viad Corp.	72,201
4,041	XPO Logistics, Inc.(a)	67,687
		4,435,652
	Information Technology - 10.6%
5,086	Advanced Energy Industries, Inc.(a)	78,070
16,524	Amkor Technology, Inc.(a)(b)	76,506
3,610	Anaren, Inc.(a)	70,648

21,347	Aviat Networks, Inc.(a)	$80,051
9,266	Avid Technology, Inc.(a)	68,568
4,225	Benchmark Electronics, Inc.(a)	74,191
2,886	Black Box Corp.	67,619
8,724	Brooks Automation, Inc.	81,657
20,657	Canadian Solar, Inc. (China)(a)(b)	91,924
6,040	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)	65,715
21,028	CIBER, Inc.(a)	71,075
4,403	Cray, Inc.(a)	81,764
7,416	Digi International, Inc.(a)	72,677
4,880	Digital River, Inc.(a)	70,858
10,872	EarthLink, Inc.	73,930
3,698	Electronics for Imaging, Inc.(a)	83,649
16,334	EMCORE Corp.(a)(b)	98,331
7,891	Exar Corp.(a)	82,776
13,277	Gilat Satellite Networks Ltd. (Israel)(a)	70,368
8,957	Global Cash Access Holdings, Inc.(a)	67,625
5,916	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	77,973
7,803	Integrated Silicon Solution, Inc.(a)	73,114
11,383	IntraLinks Holdings, Inc.(a)	73,648
6,858	Key Tronic Corp.(a)	66,042
5,857	Kulicke & Soffa Industries, Inc.(a)	66,301
7,002	Methode Electronics, Inc.	67,359
3,152	Monolithic Power Systems, Inc.	73,442
12,496	Monster Worldwide, Inc.(a)	72,477
5,082	Nam Tai Electronics, Inc. (Hong Kong)	66,574
12,236	NeoPhotonics Corp.(a)	70,846
8,293	Orbotech Ltd. (Israel)(a)	78,203
5,962	Perficient, Inc.(a)	71,305
11,783	Photronics, Inc.(a)	70,580
17,087	Power-One, Inc.(a)	68,690
5,222	Rudolph Technologies, Inc.(a)	70,445
6,344	Sanmina Corp.(a)	60,395
8,846	Sierra Wireless, Inc. (Canada)(a)	100,137
28,433	TeleCommunication Systems, Inc., Class A(a)	64,258
14,304	Ultra Clean Holdings, Inc.(a)	80,245
12,564	United Online, Inc.	83,425
30,975	Vringo, Inc.(a)	100,359
7,551	XO Group, Inc.(a)	72,641
		3,156,461
	Materials - 3.9%
2,427	A. Schulman, Inc.	78,028
4,755	A.M. Castle & Co.(a)	80,122
2,261	American Vanguard Corp.	76,648
8,834	Boise, Inc.	72,880
21,347	China Green Agriculture, Inc.(a)	78,557
6,879	Horsehead Holding Corp.(a)	68,515
3,166	KapStone Paper and Packaging Corp.	75,984
9,808	Mercer International, Inc.(a)	68,558
4,016	Metals USA Holdings Corp.	72,208
2,468	Neenah Paper, Inc.	76,360
3,173	Olympic Steel, Inc.	66,665
3,164	OM Group, Inc.(a)	87,390
4,019	P.H. Glatfelter Co.	74,673
10,855	Primero Mining Corp. (Canada)(a)	67,409
12,047	Yongye International, Inc.(a)	65,656
9,062	Zoltek Cos., Inc.(a)	73,855
		1,183,508
	Telecommunication Services - 0.9%
7,769	Cbeyond, Inc.(a)	68,367
3,601	Hawaiian Telcom Holdco, Inc.(a)	72,092
10,419	Iridium Communications, Inc.(a)	72,933
21,609	Towerstream Corp.(a)(b)	63,747
		277,139
	Utilities - 0.8%
1,464	American States Water Co.	74,005
9,491	Consolidated Water Co. Ltd. (Cayman Islands)	84,850
3,642	Ormat Technologies, Inc.	77,429
		236,284
	Total Common Stocks and Other Equity Interests (Cost $26,112,634)	29,883,604

	Money Market Fund - 0.3%
89,342	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,342)	89,342

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,201,976)-100.3%	29,972,946

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund- 1.4%
412,700	Invesco Liquid Assets Portfolio - Institutional Class (Cost $412,700)(c)(d)	$412,700

	Total Investments (Cost $26,614,676) (e)-101.7%	30,385,646
	Liabilities in excess of other assets-(1.7)%	(508,450)
	Net Assets-100.0%	$29,877,196

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $26,675,261. The net unrealized appreciation was $3,710,385 which consisted of aggregate gross unrealized appreciation of $4,373,755 and aggregate gross unrealized depreciation of $663,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 55.2%
10,478	AAR Corp.	$197,510
5,917	Aerovironment, Inc.(a)	128,103
8,622	Alliant Techsystems, Inc.	558,016
38,410	Boeing Co. (The)	2,837,347
7,057	Cubic Corp.	331,679
2,797	Ducommun, Inc.(a)	44,836
8,151	Esterline Technologies Corp.(a)	541,145
49,516	Exelis, Inc.	544,181
15,969	GenCorp, Inc.(a)	171,347
33,712	General Dynamics Corp.	2,235,106
13,989	HEICO Corp.	634,541
14,941	Kratos Defense & Security Solutions, Inc.(a)	65,890
23,859	L-3 Communications Holdings, Inc.	1,811,375
30,897	Lockheed Martin Corp.	2,684,022
11,950	Moog, Inc., Class A(a)	523,410
30,381	Northrop Grumman Corp.	1,975,980
15,704	Orbital Sciences Corp.(a)	230,849
36,059	Raytheon Co.	1,899,588
31,530	Rockwell Collins, Inc.	1,856,487
9,739	Teledyne Technologies, Inc.(a)	664,784
13,645	TransDigm Group, Inc.	1,848,079
13,199	Triumph Group, Inc.	928,814
35,562	United Technologies Corp.	3,114,164
		25,827,253
	Auto Manufacturers - 2.0%
24,191	Oshkosh Corp.(a)	947,803

	Commercial Services - 3.5%
38,124	Booz Allen Hamilton Holding Corp.	528,398
90,238	SAIC, Inc.	1,091,880
		1,620,278
	Computers - 4.7%
6,025	CACI International, Inc., Class A(a)	323,121
40,966	Computer Sciences Corp.	1,712,379
9,230	KEYW Holding Corp. (The)(a)	118,698
8,510	Mercury Computer Systems, Inc.(a)	62,548
		2,216,746
	Electronics - 9.9%
2,191	American Science & Engineering, Inc.	148,068
39,600	FLIR Systems, Inc.	941,292
45,760	Honeywell International, Inc.	3,122,662
5,277	OSI Systems, Inc.(a)	287,386
13,571	Taser International, Inc.(a)	113,589
		4,612,997
	Engineering & Construction - 2.0%
4,377	Engility Holdings, Inc.(a)	84,257
20,284	URS Corp.	841,381
		925,638
	Metal Fabricate/Hardware - 5.5%
13,896	Precision Castparts Corp.	2,548,526

	Miscellaneous Manufacturing - 6.1%
26,326	Hexcel Corp.(a)	705,273
74,389	Textron, Inc.	2,139,428
		2,844,701
	Packaging & Containers - 3.9%
40,610	Ball Corp.	1,807,957

	Shipbuilding - 1.2%
13,090	Huntington Ingalls Industries, Inc.	579,887

	Software - 0.5%
9,767	ManTech International Corp., Class A	240,952

	Telecommunications - 5.5%
3,636	Anaren, Inc.(a)	71,157
4,591	Comtech Telecommunications Corp.	121,661
12,407	DigitalGlobe, Inc.(a)	347,024
5,954	GeoEye, Inc.(a)	213,332
29,975	Harris Corp.	1,384,845
11,618	ViaSat, Inc.(a)	446,247
		2,584,266
	Total Common Stocks (Cost $51,677,532)	46,757,004

	Money Market Fund - 0.3%
124,413	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $124,413)	124,413

	Total Investments (Cost $51,801,945)(b)-100.3%	46,881,417
	Liabilities in excess of other assets-(0.3)%	(127,319)
	Net Assets-100.0%	$46,754,098

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $52,169,772. The net unrealized depreciation was $5,288,355 which consisted of aggregate gross unrealized appreciation of $2,084,012 and aggregate gross unrealized depreciation of $7,372,367.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Auto Parts & Equipment - 7.3%
29,533	BorgWarner, Inc.(a)	$2,190,758
22,793	Fuel Systems Solutions, Inc.(a)	334,601
67,821	Johnson Controls, Inc.	2,108,555
16,881	Westport Innovations, Inc. (Canada)(a)(b)	461,382
		5,095,296
	Biotechnology - 3.4%
72,580	Novozymes A/S, Class B (Denmark)	2,382,075

	Building Materials - 1.9%
90,941	Kingspan Group PLC (Ireland)	1,055,440
18,461	WaterFurnace Renewable Energy, Inc. (Canada)	297,564
		1,353,004
	Chemicals - 5.5%
665	Gurit Holding AG (Switzerland)	301,642
34,004	Koninklijke DSM NV (Netherlands)	2,084,219
34,289	SGL Carbon SE (Germany)(b)	1,464,037
		3,849,898
	Commercial Services - 3.1%
906	SGS SA (Switzerland)	2,157,285

	Computers - 0.8%
22,003	FleetMatics Group PLC (Ireland)(a)(b)	551,615

	Electric - 3.6%
45,129	Ameresco, Inc., Class A(a)	444,070
8,587,408	Energy Development Corp. (Philippines)	1,509,155
27,189	Ormat Technologies, Inc.(b)	578,038
		2,531,263
	Electrical Components & Equipment - 9.4%
36,230	Advanced Energy Industries, Inc.(a)	556,131
1,187,945	China High Speed Transmission Equipment Group Co. Ltd. (China)(a)	474,841
26,751	EnerSys(a)	1,094,918
189,946	Gamesa Corp. Tecnologica SA (Spain)	449,660
21,815	Saft Groupe SA (France)	590,160
28,346	Schneider Electric SA (France)	2,158,551
19,927	SMA Solar Technology AG (Germany)(b)	513,929
122,601	Vestas Wind Systems A/S (Denmark)(a)(b)	740,069
		6,578,259
	Electronics - 9.2%
11,200	Badger Meter, Inc.	554,288
18,959	ESCO Technologies, Inc.	780,542
26,796	Horiba Ltd. (Japan)	785,147
20,192	Itron, Inc.(a)	936,707
31,830	Trimble Navigation Ltd.(a)	1,989,375
36,309	Woodward, Inc.	1,394,629
		6,440,688
	Energy-Alternate Sources - 2.7%
6,895,909	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	1,885,027

	Engineering & Construction - 6.1%
98,319	ABB Ltd. (Switzerland)	2,107,838
30,674	Aegion Corp., Class A(a)	721,452
38,049	Arcadis NV (Netherlands)	1,000,674
21,381	Mistras Group, Inc.(a)	470,810
		4,300,774
	Environmental Control - 5.8%
27,768	Asahi Holdings, Inc. (Japan)	484,403
502,930	Hyflux Ltd. (Singapore)	546,486
62,418	Kurita Water Industries Ltd. (Japan)	1,228,389
34,284	Tetra Tech, Inc.(a)	982,580
99,670	Tomra Systems ASA (Norway)	846,597
		4,088,455
	Hand/Machine Tools - 0.8%
61,767	Meyer Burger Technology AG (Switzerland)(a)(b)	575,271

	Healthcare-Services - 2.0%
7,679	Eurofins Scientific (France)	1,371,729

	Machinery-Diversified - 7.3%
17,706	Kadant, Inc.(a)	475,760
8,893	Lindsay Corp.	827,405
18,686	Roper Industries, Inc.	2,194,671
58,776	Xylem, Inc.	1,641,613
		5,139,449
	Miscellaneous Manufacturing - 17.5%
98,584	Alfa Laval AB (Sweden)	2,103,960
25,927	CLARCOR, Inc.	1,308,276
48,091	Donaldson Co., Inc.	1,808,702
51,230	Hexcel Corp.(a)	1,372,452
29,963	Pall Corp.	2,046,473
21,359	Polypore International, Inc.(a)(b)	824,244
26,346	Raven Industries, Inc.	709,498
18,767	Siemens AG (Germany)	2,059,343
		12,232,948
	Semiconductors - 4.7%
47,007	Cree, Inc.(a)	2,028,352
158,018	GT Advanced Technologies, Inc.(a)(b)	499,337
20,776	Power Integrations, Inc.	777,022
		3,304,711
	Software - 6.0%
26,617	ANSYS, Inc.(a)	1,959,011
58,328	Autodesk, Inc.(a)	2,267,793
		4,226,804
	Telecommunications - 2.8%
162,528	Corning, Inc.	1,950,336

	Total Common Stocks (Cost $65,690,055)	70,014,887

	Money Market Fund - 0.2%
150,851	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $150,851)	150,851

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $65,840,906)-100.1%	$70,165,738

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.5%
4,525,218	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,525,218) (c)(d)	4,525,218

	Total Investments (Cost $70,366,124)(e)-106.6%	74,690,956
	Liabilities in excess of other assets-(6.6)%	(4,611,245)
	Net Assets-100.0%	$70,079,711

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $72,484,534. The net unrealized appreciation was $2,206,422  which consisted of aggregate gross unrealized appreciation of $14,181,450 and aggregate gross unrealized depreciation of $11,975,028.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio (PDP)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
15,031	Amazon.com, Inc.(a)	$3,990,731
10,161	AutoZone, Inc.(a)	3,756,522
133,352	Brinker International, Inc.	4,365,944
138,708	CBS Corp., Class B	5,786,898
304,658	Chico’s FAS, Inc.	5,462,518
179,879	Dillard’s, Inc., Class A	15,183,586
70,462	Discovery Communications, Inc., Class A(a)	4,888,654
74,473	DSW, Inc., Class A	4,984,478
280,569	Liberty Interactive Corp., Class A(a)	5,964,897
29,203	Panera Bread Co., Class A(a)	4,666,931
58,725	Polaris Industries, Inc.	5,114,360
206,890	PulteGroup, Inc.(a)	4,290,899
35,110	PVH Corp.	4,173,526
275,136	Service Corp. International	4,107,780
88,017	Signet Jewelers Ltd. (United Kingdom)	5,508,104
218,113	Starz - Liberty Capital(a)	3,476,721
275,533	TRW Automotive Holdings Corp.(a)	15,878,967
102,266	Ulta Salon, Cosmetics & Fragrance, Inc.	10,003,660
42,516	VF Corp.	6,274,511
159,095	Virgin Media, Inc.	6,266,752
171,537	Wyndham Worldwide Corp.	9,570,049
154,456	Yum! Brands, Inc.	10,030,373
		143,746,861
	Consumer Staples - 5.5%
223,022	Altria Group, Inc.	7,511,381
80,380	Brown-Forman Corp., Class B	5,200,586
193,269	Church & Dwight Co., Inc.	11,169,015
342,920	Dean Foods Co.(a)	6,278,865
51,882	J.M. Smucker Co. (The)	4,598,302
74,319	Monster Beverage Corp.(a)	3,559,880
62,351	Whole Foods Market, Inc.	6,001,284
		44,319,313
	Energy - 2.6%
153,585	EQT Corp.	9,124,485
172,959	Golar LNG Ltd. (Bermuda)	7,099,967
40,940	Pioneer Natural Resources Co.	4,812,087
		21,036,539
	Financials - 22.9%
58,802	ACE Ltd.	5,017,575
27,793	Affiliated Managers Group, Inc.(a)	4,000,246
1,025,450	American Capital Ltd.(a)	13,700,012
332,252	American Tower Corp., Class A REIT	25,300,990
244,357	Arch Capital Group Ltd.(a)	11,343,052
489,581	CapitalSource, Inc.	3,970,502
55,337	Federal Realty Investment Trust REIT	5,857,421
1,281,434	General Growth Properties, Inc. REIT	25,013,592
150,522	HCC Insurance Holdings, Inc.	5,822,191
97,297	Macerich Co. (The) REIT	5,810,577
184,838	ProAssurance Corp.	8,325,103
108,470	Rayonier, Inc. REIT	5,840,025
104,613	Realty Income Corp. REIT	4,569,496
83,443	RenaissanceRe Holdings Ltd. (Bermuda)	7,146,059
204,974	Tanger Factory Outlet Centers, Inc. REIT	7,260,179
317,455	Ventas, Inc. REIT	21,044,092
308,754	W.R. Berkley Corp.	12,711,402
8,893	White Mountains Insurance Group Ltd.	4,897,019
202,393	XL Group PLC (Ireland)	5,610,334
		183,239,867
	Health Care - 9.4%
351,890	Catamaran Corp. (Canada)(a)	18,259,572
45,732	Cooper Cos., Inc. (The)	4,634,938
494,532	Gilead Sciences, Inc.(a)	19,509,288
142,411	Henry Schein, Inc.(a)	12,295,766
57,943	Perrigo Co.	5,823,851
63,295	Regeneron Pharmaceuticals, Inc.(a)	11,009,532
57,072	Sirona Dental Systems, Inc.(a)	3,793,576
		75,326,523
	Industrials - 16.4%
85,570	BE Aerospace, Inc.(a)	4,405,999
94,860	Chicago Bridge & Iron Co. NV (Netherlands)	4,819,837
392,829	Clean Harbors, Inc.(a)	21,837,364
153,277	Copart, Inc.(a)	5,504,177
97,307	Danaher Corp.	5,831,609
193,974	Donaldson Co., Inc.	7,295,362
318,279	J.B. Hunt Transport Services, Inc.	21,410,628
109,109	Kirby Corp.(a)	7,708,551
59,122	Lockheed Martin Corp.	5,135,928
96,359	Nordson Corp.	6,515,796
78,804	Pentair Ltd. (Switzerland)	3,993,787
90,691	Roper Industries, Inc.	10,651,658
35,110	TransDigm Group, Inc.	4,755,298
51,639	Union Pacific Corp.	6,788,463
139,336	United Rentals, Inc.(a)	7,053,188
35,033	W.W. Grainger, Inc.	7,630,888
		131,338,533
	Information Technology - 6.8%
97,384	Amphenol Corp., Class A	6,580,237
153,751	ANSYS, Inc.(a)	11,316,073
52,113	Fiserv, Inc.(a)	4,185,195
90,529	Gartner, Inc.(a)	4,663,149
60,775	IPG Photonics Corp.(a)	3,979,547
17,774	MasterCard, Inc., Class A	9,214,042
79,983	NetSuite, Inc.(a)	5,617,206
122,410	Rackspace Hosting, Inc.(a)	9,223,593
		54,779,042
	Materials - 15.5%
207,121	Airgas, Inc.	19,726,204
85,173	Ashland, Inc.	6,686,932
266,008	Ball Corp.	11,842,676
61,800	Ecolab, Inc.	4,474,320
149,420	FMC Corp.	9,184,847
108,558	International Paper Co.	4,496,472
20,156	NewMarket Corp.	5,143,005
54,637	Praxair, Inc.	6,030,286
50,934	Sherwin-Williams Co. (The)	8,258,439
85,647	Sigma-Aldrich Corp.	6,623,083
566,724	Silgan Holdings, Inc.	24,312,460
91,003	Valspar Corp. (The)	6,031,679

162,093	W.R. Grace & Co.(a)	$11,638,277
		124,448,680
	Telecommunication Services - 0.5%
51,011	Crown Castle International Corp.(a)	3,597,296

	Utilities - 2.5%
151,778	CMS Energy Corp.	3,900,695
163,041	ONEOK, Inc.	7,664,557
59,430	Sempra Energy	4,460,222
105,098	Wisconsin Energy Corp.	4,144,014
		20,169,488
	Total Common Stocks and Other Equity Interests (Cost $710,590,524)	802,002,142

	Money Market Fund - 0.1%
484,469	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $484,469)	484,469

	Total Investments (Cost $711,074,993)(b)-100.1%	802,486,611
	Liabilities in excess of other assets-(0.1)%	(576,614)
	Net Assets-100.0%	$801,909,997

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $714,992,628. The net unrealized appreciation was $87,493,983 which consisted of aggregate gross unrealized appreciation of $93,103,663 and aggregate gross unrealized depreciation of $5,609,680.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 90.0%
	Diversified Financial Services - 8.4%
1,606,280	Brait SE (South Africa)(b)	$5,753,957
1,516,340	Intermediate Capital Group PLC (United Kingdom)	8,500,828
60,606	Partners Group Holding AG (Switzerland)	14,224,604
		28,479,389
	Food - 1.6%
256,686	Hakon Invest AB (Sweden)	5,264,340

	Holding Companies-Diversified - 16.6%
76,154	Ackermans & van Haaren NV (Belgium)	7,066,467
161,945	Compass Diversified Holdings	2,561,970
86,311	Hal Trust (Netherlands)	11,381,946
245,170	Investment AB Latour, Class B (Sweden)	5,390,342
608,539	Leucadia National Corp.	15,487,318
76,743	Schouw & Co. (Denmark)	2,289,731
106,851	Wendel (France)	11,591,553
		55,769,327
	Internet - 1.0%
140,482	ICG Group, Inc.(b)	1,685,784
105,912	Safeguard Scientifics, Inc.(b)	1,635,281
		3,321,065
	Investment Companies - 26.5%
263,356	AP Alternative Assets LP (United Kingdom)(b)	4,292,703
563,280	Apollo Investment Corp.	5,069,520
1,430,591	ARC Capital Holdings Ltd. (Cayman Islands)(b)	938,825
589,318	Ares Capital Corp.	10,554,685
964,988	Better Capital PCC Ltd. (Guernsey)(b)	2,291,084
237,152	BlackRock Kelso Capital Corp.	2,530,412
18,527	Capital Southwest Corp.	1,998,137
1,130,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,923,280
878,672	DeA Capital SpA (Italy)(b)	1,693,646
151,085	Electra Private Equity PLC (United Kingdom)(b)	5,162,036
305,947	Fifth Street Finance Corp.	3,319,525
99,701	Golub Capital BDC, Inc.	1,605,186
141,005	HgCapital Trust PLC (United Kingdom)	2,389,817
339,744	Hosken Consolidated Investments Ltd. (South Africa)	4,137,102
240,709	JZ Capital Partners Ltd. (Guernsey)	1,873,813
105,166	Main Street Capital Corp.	3,347,434
344,487	MCG Capital Corp.	1,588,085
128,682	MVC Capital, Inc.	1,566,060
126,818	New Mountain Finance Corp.	1,902,270
217,732	PennantPark Investment Corp.	2,434,244
350,251	Princess Private Equity Holding Ltd. (Guernsey)	3,394,573
510,904	Prospect Capital Corp.	5,762,997
1,218,088	Ratos AB, Class B (Sweden)	11,734,657
131,681	Solar Capital Ltd.	3,327,579
174,606	TICC Capital Corp.	1,864,792
94,795	Triangle Capital Corp.	2,582,216
		89,284,678
	Miscellaneous Manufacturing - 5.7%
9,817,500	Fosun International Ltd. (China)	6,835,729
3,328,938	Melrose Industries PLC (United Kingdom)	12,318,532
		19,154,261
	Private Equity - 29.7%
2,899,711	3i Group PLC (United Kingdom)	12,100,212
210,934	Altamir Amboise (France)	2,241,898
972,938	American Capital Ltd.(b)	12,998,452
360,923	Apollo Global Management LLC, Class A	8,037,755
38,211	Aurelius AG (Germany)	2,406,656
460,142	Bure Equity AB (Sweden)	1,699,382
300,716	Carlyle Group LP (The)	9,394,368
66,494	Deutsche Beteiligungs AG (Germany)	1,841,282
180,468	Eurazeo (France)	9,524,321
93,820	Gimv NV (Belgium)	5,208,663
783,898	GP Investments Ltd. (Bermuda)(b)	2,076,786
200,580	Hercules Technology Growth Capital, Inc.	2,453,093
724,611	IP Group PLC (United Kingdom)(b)	1,424,554
211,660	JAFCO Co. Ltd. (Japan)	7,329,012
351,403	Onex Corp. (Canada)	15,289,557
1,178,871	SVG Capital PLC (United Kingdom)(b)	5,980,929
		100,006,920
	Water - 0.5%
86,504	PICO Holdings, Inc.(b)	1,819,179

	Total Common Stocks and Other Equity Interests (Cost $259,161,375)	303,099,159

	Money Market Fund - 8.6%
28,912,160	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $28,912,160)	28,912,160

	Total Investments (Cost $288,073,535)(c)-98.6%	332,011,319
	Other assets less liabilities-1.4%	4,756,339
	Net Assets-100.0%	$336,767,658

Notes to Schedule of Investments:

(a) Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. The following is a summary of open total return swap positions as of January 31, 2013:

Open Total Return Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount January 31, 2013	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/28/13	$575,000	$(29,142)

Citibank, N.A.	KKR & Co. LP	Buy	10/28/13	625,000	17,358

Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/28/13	475,000	(71,949)

Citibank, N.A.	The Blackstone Group LP	Buy	10/28/13	800,000	366,092

Total				$2,475,000	$282,359

(b) Non-income producing security.

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $300,647,240. The net unrealized appreciation was $31,364,079 which consisted of aggregate gross unrealized appreciation of $51,667,741 and aggregate gross unrealized depreciation of $20,303,662.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	15.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 1.1%
133,729	China Yuchai International Ltd.	$2,293,452

	British Virgin Islands - 1.7%
200,960	Hollysys Automation Technologies Ltd.(a)(b)	2,648,653
311,633	Renesola Ltd. ADR(a)(b)	645,080
		3,293,733
	Canada - 1.3%
612,582	Silvercorp Metals, Inc.(a)	2,652,480

	Cayman Islands - 25.5%
130,946	21Vianet Group, Inc. ADR(b)	1,298,984
70,757	3SBio, Inc. ADR(b)	941,068
69,072	7 Days Group Holdings Ltd. ADR(b)	849,586
90,014	AutoNavi Holdings Ltd. ADR(a)(b)	1,073,867
38,479	Changyou.com Ltd. ADR	1,185,153
237,620	China Cord Blood Corp.(a)(b)	622,564
83,664	China Lodging Group Ltd. ADR(b)	1,519,338
126,283	CNinsure, Inc. ADR(a)(b)	813,262
198,206	E-Commerce China Dangdang, Inc. ADR(a)(b)	816,609
234,847	E-House China Holdings Ltd. ADR	1,171,887
160,835	ISoftStone Holdings Ltd. ADR(a)(b)	842,775
365,734	New Oriental Education & Technology Group, Inc. ADR(a)	6,243,079
81,323	NQ Mobile, Inc. ADR(a)(b)	552,183
154,801	Perfect World Co. Ltd. ADR(b)	1,817,364
282,493	Qihoo 360 Technology Co. Ltd. ADR(b)	8,635,811
52,784	RDA Microelectronics, Inc. ADR(b)	621,796
470,719	Renren, Inc. ADR(b)	1,576,909
272,621	Shanda Games Ltd. ADR(b)	845,125
90,834	SouFun Holdings Ltd. ADR(a)	2,345,334
152,356	Spreadtrum Communications, Inc. ADR(a)	2,361,518
122,633	TAL Education Group ADR	1,010,496
264,477	Trina Solar Ltd. ADR(a)(b)	1,367,346
517,907	UTStarcom Holdings Corp.(b)	507,549
243,988	WuXi PharmaTech Cayman, Inc. ADR(b)	3,947,726
325,801	Youku Tudou, Inc. ADR(a)(b)	7,415,231
		50,382,560
	China - 50.7%
39,009	51job, Inc. ADR(a)(b)	2,106,486
31,791	Aluminum Corp. of China Ltd. ADR(a)(b)	381,492
153,167	Baidu, Inc. ADR(a)(b)	16,587,986
155,548	Canadian Solar, Inc.(a)(b)	692,189
51,533	China Life Insurance Co. Ltd. ADR(a)	2,578,196
34,465	China Petroleum & Chemical Corp. ADR	4,185,774
20,052	China Telecom Corp. Ltd. ADR	1,095,842
386,011	Ctrip.com International Ltd. ADR(a)(b)	7,646,878
41,540	eLong, Inc. ADR(b)	698,287
303,509	Focus Media Holding Ltd. ADR	7,675,743
499,394	Giant Interactive Group, Inc. ADR(a)	3,091,249
122,620	Home Inns & Hotels Management, Inc. ADR(a)(b)	3,748,493
33,643	Huaneng Power International, Inc. ADR	1,368,261
92,981	KongZhong Corp. ADR(b)	545,798
285,834	Mindray Medical International Ltd. ADR(a)	10,804,525
250,085	NetEase, Inc. ADR(b)	11,608,946
139,219	Pactera Technology International Ltd. ADR(b)	1,117,929
49,164	PetroChina Co. Ltd. ADR	6,991,121
65,367	Simcere Pharmaceutical Group ADR(a)(b)	520,975
220,413	SINA Corp.(b)	12,107,286
197,975	Sinovac Biotech Ltd.(b)	621,642
470,985	Suntech Power Holdings Co. Ltd. ADR(a)(b)	786,545
39,911	Vipshop Holdings Ltd. ADR(a)(b)	738,353
166,451	Xinyuan Real Estate Co. Ltd. ADR	627,520
45,682	Yanzhou Coal Mining Co. Ltd. ADR(a)	782,076
391,102	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	1,130,285
		100,239,877
	Hong Kong - 13.3%
259,162	China Mobile Ltd. ADR	14,176,162
181,270	China Unicom (Hong Kong) Ltd. ADR(a)	2,898,507
34,591	CNOOC Ltd. ADR	7,102,570
160,743	Nam Tai Electronics, Inc.(a)	2,105,733
		26,282,972
	United States - 6.4%
260,866	AsiaInfo-Linkage, Inc.(b)	2,864,309
57,200	Chindex International, Inc.(b)	631,488
71,381	Feihe International, Inc.(b)	476,111
108,201	Kandi Technolgies Group, Inc.(a)(b)	388,442
108,585	Lihua International, Inc.(a)	539,667
366,154	Longwei Petroleum Investment Holding Ltd.(a)(b)	227,016
26,179	Sino Clean Energy, Inc. CVR(b)	—
136,339	Sohu.com, Inc.(b)	6,527,911
181,533	Yongye International, Inc.(b)	989,355
		12,644,299
	Total Common Stocks and Other Equity Interests (Cost $197,625,381)	197,789,373

	Money Market Fund - 0.2%
451,979	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $451,979)	451,979

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $198,077,360)-100.2%	198,241,352

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 20.1%
39,743,198	Invesco Liquid Assets Portfolio - Institutional Class (Cost $39,743,198)(c)(d)	39,743,198

	Total Investments (Cost $237,820,558)(e)-120.3%	237,984,550
	Liabilities in excess of other assets-(20.3)%	(40,198,384)
	Net Assets-100.0%	$197,786,166

Investment Abbreviations:

ADR - American Depositary Receipt

CVR - Contingent Value Rights

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $268,757,159. The net unrealized depreciation was $30,772,609 which consisted of aggregate gross unrealized appreciation of $22,705,425 and aggregate gross unrealized depreciation of $53,478,034.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 2.7%
5,215	Toyota Motor Corp. ADR (Japan)	$497,355

	Auto Parts & Equipment - 4.1%
52,667	Gentherm, Inc.(a)	762,618

	Biotechnology - 8.0%
237,570	Nanosphere, Inc.(a)	667,572
221,837	Vical, Inc.(a)	794,177
		1,461,749
	Building Materials - 4.0%
78,911	Headwaters, Inc.(a)	738,607

	Chemicals - 5.3%
5,502	Air Products & Chemicals, Inc.	481,040
10,459	E.I. du Pont de Nemours & Co.	496,279
		977,319
	Computers - 10.0%
33,385	Hewlett-Packard Co.	551,186
2,457	International Business Machines Corp.	498,943
80,423	Maxwell Technologies, Inc.(a)	777,691
		1,827,820
	Electrical Components & Equipment - 6.8%
247,207	American Superconductor Corp.(a)(b)	655,099
177,704	Research Frontiers, Inc.(a)(b)	595,308
		1,250,407
	Electronics - 7.8%
12,227	FEI Co.	745,358
12,626	NVE Corp.(a)	694,430
		1,439,788
	Engineering & Construction - 2.4%
19,687	Layne Christensen Co.(a)	446,304

	Healthcare-Products - 4.1%
31,016	SurModics, Inc.(a)	747,796

	Investment Companies - 4.1%
197,618	Harris & Harris Group, Inc.(a)	748,972

	Miscellaneous Manufacturing - 8.6%
5,064	3M Co.	509,185
22,700	General Electric Co.	505,756
14,426	Polypore International, Inc.(a)(b)	556,700
		1,571,641
	Pharmaceuticals - 12.8%
167,907	BioDelivery Sciences International, Inc.(a)	732,075
66,269	Elan Corp. PLC ADR (Ireland)(a)	696,487
224,063	Flamel Technologies SA ADR (France)(a)	911,936
		2,340,498
	Semiconductors - 15.6%
155,799	EMCORE Corp.(a)(b)	937,910
22,832	Intel Corp.	480,385
45,542	Nanometrics, Inc.(a)	710,911
23,085	Veeco Instruments, Inc.(a)	726,023
		2,855,229
	Software - 3.7%
71,881	Accelrys, Inc.(a)	677,119

	Total Common Stocks and Other Equity Interests (Cost $17,176,113)	18,343,222

	Money Market Fund - 0.5%
93,328	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,328)	93,328

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $17,269,441)-100.5%	18,436,550

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.4%
2,081,650	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,081,650)(c)(d)	2,081,650

	Total Investments (Cost $19,351,091)(e)-111.9%	20,518,200
	Liabilities in excess of other assets-(11.9)%	(2,179,817)
	Net Assets-100.0%	$18,338,383

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $21,477,143. The net unrealized depreciation was $958,943 which consisted of aggregate gross unrealized appreciation of $3,118,896 and aggregate gross unrealized depreciation of $4,077,839.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace/Defense - 1.6%
2,994	General Dynamics Corp.	$198,502

	Banks - 1.6%
4,082	JPMorgan Chase & Co.	192,058

	Beverages - 3.0%
4,898	Molson Coors Brewing Co., Class B	221,291
2,041	PepsiCo, Inc.	148,687
		369,978
	Building Materials - 1.1%
12,083	Cemex SAB de CV ADR (Mexico)(a)	131,101

	Chemicals - 2.4%
7,076	Potash Corp. of Saskatchewan, Inc. (Canada)	300,730

	Coal - 1.5%
10,886	Cloud Peak Energy, Inc.(a)	190,614

	Commercial Services - 9.6%
4,763	Automatic Data Processing, Inc.	282,398
545	MasterCard, Inc., Class A	282,528
9,525	Paychex, Inc.	310,801
2,994	Strayer Education, Inc.	170,359
9,933	Western Union Co. (The)	141,346
		1,187,432
	Cosmetics/Personal Care - 1.2%
2,041	Procter & Gamble Co. (The)	153,402

	Diversified Financial Services - 4.8%
3,402	American Express Co.	200,071
4,082	CME Group, Inc.	236,103
4,082	Discover Financial Services	156,708
		592,882
	Electric - 2.6%
10,070	Exelon Corp.	316,601

	Entertainment - 2.4%
5,443	International Game Technology	83,659
7,621	International Speedway Corp., Class A	208,892
		292,551
	Food - 1.7%
6,396	Sysco Corp.	203,201

	Healthcare-Products - 2.1%
3,402	Zimmer Holdings, Inc.	253,789

	Insurance - 7.1%
7,076	Berkshire Hathaway, Inc., Class B(a)	685,877
8,164	First American Financial Corp.	195,038
		880,915
	Internet - 11.4%
8,982	eBay, Inc.(a)	502,363
17,689	Facebook, Inc., Class A(a)	547,828
463	Google, Inc., Class A(a)	349,885
		1,400,076
	Mining - 4.9%
5,851	Compass Minerals International, Inc.	421,565
3,267	Vulcan Materials Co.	184,781
		606,346
	Miscellaneous Manufacturing - 1.1%
1,361	3M Co.	136,849

	Oil & Gas - 3.5%
4,845	Exxon Mobil Corp.	435,905

	Oil & Gas Services - 1.6%
2,721	National Oilwell Varco, Inc.	201,735

	Pharmaceuticals - 14.0%
5,443	Abbott Laboratories	184,409
5,443	AbbVie, Inc.(a)	199,704
7,349	Express Scripts Holding Co.(a)	392,583
3,537	Johnson & Johnson	261,455
5,035	Novartis AG ADR (Switzerland)	341,474
12,792	Pfizer, Inc.	348,966
		1,728,591
	Pipelines - 3.7%
3,151	Kinder Morgan Management LLC(a)	259,863
4,082	TransCanada Corp. (Canada)(b)	193,364
		453,227
	Real Estate - 3.4%
17,689	St. Joe Co. (The)(a)	415,691

	Retail - 7.5%
5,443	CarMax, Inc.(a)	214,563
13,607	Lowe’s Cos., Inc.	519,651
2,721	Wal-Mart Stores, Inc.	190,334
		924,548
	Software - 5.0%
6,804	Autodesk, Inc.(a)	264,540
4,082	Microsoft Corp.	112,133
6,804	Oracle Corp.	241,610
		618,283
	Telecommunications - 1.1%
6,804	Cisco Systems, Inc.	139,958

	Total Common Stocks and Other Equity Interests (Cost $9,514,482)	12,324,965

	Money Market Fund - 0.7%
86,376	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,376)	86,376

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $9,600,858)-100.6%	12,411,341

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.4%
49,100	Invesco Liquid Assets Portfolio - Institutional Class (Cost $49,100)(c)(d)	$49,100

	Total Investments (Cost $9,649,958)(e)-101.0%	12,460,441
	Liabilities in excess of other assets-(1.0)%	(127,122)
	Net Assets-100.0%	$12,333,319

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $9,652,946. The net unrealized appreciation was $2,807,495 which consisted of aggregate gross unrealized appreciation of $2,983,874 and aggregate gross unrealized depreciation of $176,379.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 101.7%
	Consumer Discretionary - 11.6%
1,595	Abercrombie & Fitch Co., Class A	$79,750
7,273	Amazon.com, Inc.(b)	1,930,982
2,006	Apollo Group, Inc., Class A(b)	40,561
781	AutoNation, Inc.(b)	37,879
741	AutoZone, Inc.(b)	273,948
4,596	Bed Bath & Beyond, Inc.(b)	269,785
5,356	Best Buy Co., Inc.	87,089
1,161	Big Lots, Inc.(b)	37,326
2,347	BorgWarner, Inc.(b)	174,100
4,327	Cablevision Systems Corp., Class A	63,347
4,588	CarMax, Inc.(b)	180,859
8,941	Carnival Corp. (Panama)	346,196
11,849	CBS Corp., Class B	494,340
632	Chipotle Mexican Grill, Inc.(b)	194,030
5,689	Coach, Inc.	290,139
53,330	Comcast Corp., Class A	2,030,806
5,599	D.R. Horton, Inc.	132,472
2,579	Darden Restaurants, Inc.	119,924
5,922	Delphi Automotive PLC (Jersey Islands)(b)	228,945
12,125	DIRECTV(b)	620,073
4,790	Discovery Communications, Inc., Class A(b)	332,330
5,266	Dollar General Corp.(b)	243,395
4,556	Dollar Tree, Inc.(b)	182,194
1,866	Expedia, Inc.	121,757
1,921	Family Dollar Stores, Inc.	108,921
76,519	Ford Motor Co.	990,921
1,083	Fossil, Inc.(b)	114,343
2,430	GameStop Corp., Class A	56,376
4,608	Gannett Co., Inc.	90,455
5,960	Gap, Inc. (The)	194,773
2,189	Garmin Ltd. (Switzerland)	82,941
3,111	Genuine Parts Co.	211,641
4,912	Goodyear Tire & Rubber Co. (The)(b)	67,589
5,440	H&R Block, Inc.	123,869
4,537	Harley-Davidson, Inc.	237,830
1,360	Harman International Industries, Inc.	60,901
2,319	Hasbro, Inc.	86,661
30,008	Home Depot, Inc. (The)	2,008,135
5,336	International Game Technology	82,014
8,650	Interpublic Group of Cos., Inc. (The)	104,752
2,858	J.C. Penney Co., Inc.	58,103
13,712	Johnson Controls, Inc.	426,306
4,243	Kohl’s Corp.	196,409
2,833	Leggett & Platt, Inc.	83,404
3,292	Lennar Corp., Class A	136,750
4,800	Limited Brands, Inc.	230,496
22,572	Lowe’s Cos., Inc.	862,025
7,926	Macy’s, Inc.	313,156
4,935	Marriott International, Inc., Class A	197,301
6,881	Mattel, Inc.	258,932
20,149	McDonald’s Corp.	1,919,998
1,114	Netflix, Inc.(b)	184,077
5,767	Newell Rubbermaid, Inc.	135,409
40,466	News Corp., Class A	1,122,527
14,649	NIKE, Inc., Class B	791,778
3,049	Nordstrom, Inc.	168,396
5,297	Omnicom Group, Inc.	287,521
2,298	O’Reilly Automotive, Inc.(b)	212,910
2,155	PetSmart, Inc.	140,959
1,001	Priceline.com, Inc.(b)	686,155
6,817	PulteGroup, Inc.(b)	141,385
1,229	Ralph Lauren Corp.	204,604
4,459	Ross Stores, Inc.	266,202
1,743	Scripps Networks Interactive, Inc., Class A	107,665
13,513	Staples, Inc.	182,155
14,924	Starbucks Corp.	837,535
3,930	Starwood Hotels & Resorts Worldwide, Inc.	241,341
13,061	Target Corp.	789,015
2,390	Tiffany & Co.	157,143
6,056	Time Warner Cable, Inc.	541,043
19,003	Time Warner, Inc.	960,032
14,636	TJX Cos., Inc. (The)	661,255
2,198	TripAdvisor, Inc.(b)	101,723
2,194	Urban Outfitters, Inc.(b)	93,881
1,767	VF Corp.	260,774
9,264	Viacom, Inc., Class B	559,082
35,566	Walt Disney Co. (The)	1,916,296
90	Washington Post Co. (The), Class B	34,711
1,561	Whirlpool Corp.	180,108
2,813	Wyndham Worldwide Corp.	156,937
1,593	Wynn Resorts Ltd.	199,475
9,068	Yum! Brands, Inc.	588,876
		30,728,199
	Consumer Staples - 10.9%
40,643	Altria Group, Inc.	1,368,856
13,206	Archer-Daniels-Midland Co.	376,767
8,666	Avon Products, Inc.	147,149
3,191	Beam, Inc.	195,736
3,039	Brown-Forman Corp., Class B	196,623
3,594	Campbell Soup Co.	131,936
2,616	Clorox Co. (The)	205,121
77,413	Coca-Cola Co. (The)	2,882,860
5,411	Coca-Cola Enterprises, Inc.	188,682
8,914	Colgate-Palmolive Co.	957,096
8,172	ConAgra Foods, Inc.	267,143
3,037	Constellation Brands, Inc., Class A(b)	98,277
8,679	Costco Wholesale Corp.	888,209
25,021	CVS Caremark Corp.	1,281,075
3,714	Dean Foods Co.(b)	68,003
4,173	Dr Pepper Snapple Group, Inc.	188,077
4,814	Estee Lauder Cos., Inc. (The), Class A	293,317
12,938	General Mills, Inc.	542,620
6,430	H.J. Heinz Co.	389,851
2,999	Hershey Co. (The)	238,271
2,688	Hormel Foods Corp.	93,032
2,175	J.M. Smucker Co. (The)	192,770
4,959	Kellogg Co.	290,101
7,853	Kimberly-Clark Corp.	702,922
11,879	Kraft Foods Group, Inc.	549,047
10,303	Kroger Co. (The)	285,393
7,787	Lorillard, Inc.	304,238
2,657	McCormick & Co., Inc.	165,664

4,071	Mead Johnson Nutrition Co.	$309,396
3,125	Molson Coors Brewing Co., Class B	141,188
35,666	Mondelez International, Inc., Class A	991,158
2,990	Monster Beverage Corp.(b)	143,221
31,045	PepsiCo, Inc.	2,261,628
33,527	Philip Morris International, Inc.	2,955,740
54,875	Procter & Gamble Co. (The)	4,124,405
6,501	Reynolds American, Inc.	285,914
4,805	Safeway, Inc.	92,496
11,787	Sysco Corp.	374,473
5,755	Tyson Foods, Inc., Class A	127,301
17,242	Walgreen Co.	688,990
33,569	Wal-Mart Stores, Inc.	2,348,152
3,460	Whole Foods Market, Inc.	333,025
		28,665,923
	Energy - 11.4%
10,030	Anadarko Petroleum Corp.	802,601
7,853	Apache Corp.	657,767
8,816	Baker Hughes, Inc.	394,252
4,208	Cabot Oil & Gas Corp.	222,098
4,947	Cameron International Corp.(b)	313,195
10,396	Chesapeake Energy Corp.	209,791
39,280	Chevron Corp.	4,523,092
24,362	ConocoPhillips	1,412,996
4,568	CONSOL Energy, Inc.	143,161
7,760	Denbury Resources, Inc.(b)	144,569
7,553	Devon Energy Corp.	431,956
1,394	Diamond Offshore Drilling, Inc.	104,676
4,658	Ensco PLC, Class A (United Kingdom)	296,109
5,432	EOG Resources, Inc.	678,891
3,000	EQT Corp.	178,230
91,504	Exxon Mobil Corp.	8,232,615
4,767	FMC Technologies, Inc.(b)	225,718
18,624	Halliburton Co.	757,624
2,120	Helmerich & Payne, Inc.	136,401
5,959	Hess Corp.	400,207
12,681	Kinder Morgan, Inc.	475,030
14,165	Marathon Oil Corp.	476,086
6,801	Marathon Petroleum Corp.	504,702
3,702	Murphy Oil Corp.	220,343
5,823	Nabors Industries Ltd. (Bermuda)(b)	97,069
8,568	National Oilwell Varco, Inc.	635,232
2,712	Newfield Exploration Co.(b)	80,004
5,068	Noble Corp. (Switzerland)	205,254
3,567	Noble Energy, Inc.	384,487
16,260	Occidental Petroleum Corp.	1,435,270
5,382	Peabody Energy Corp.	135,357
12,560	Phillips 66	760,759
2,471	Pioneer Natural Resources Co.	290,441
3,572	QEP Resources, Inc.	104,838
3,261	Range Resources Corp.	219,041
2,490	Rowan Cos. PLC, Class A (United Kingdom)(b)	85,855
26,644	Schlumberger Ltd. (Curacao)	2,079,564
7,007	Southwestern Energy Co.(b)	240,340
13,351	Spectra Energy Corp.	370,891
2,816	Tesoro Corp.	137,111
11,100	Valero Energy Corp.	485,403
13,512	Williams Cos., Inc. (The)	473,596
3,994	WPX Energy, Inc.(b)	60,030
		30,222,652
	Financials - 16.1%
6,820	ACE Ltd.	581,951
9,403	Aflac, Inc.	498,923
9,661	Allstate Corp. (The)	424,118
19,539	American Express Co.	1,149,089
29,629	American International Group, Inc.(b)	1,120,865
7,935	American Tower Corp. REIT	604,250
4,127	Ameriprise Financial, Inc.	273,703
6,390	Aon PLC (United Kingdom)	368,959
2,919	Apartment Investment & Management Co., Class A REIT	79,630
1,578	Assurant, Inc.	60,343
2,294	AvalonBay Communities, Inc. REIT	297,738
216,312	Bank of America Corp.	2,448,652
23,454	Bank of New York Mellon Corp. (The)	637,011
14,030	BB&T Corp.	424,828
36,608	Berkshire Hathaway, Inc., Class B(b)	3,548,413
2,516	BlackRock, Inc.	594,480
3,025	Boston Properties, Inc. REIT	318,472
11,674	Capital One Financial Corp.	657,480
6,050	CBRE Group, Inc., Class A(b)	130,559
21,989	Charles Schwab Corp. (The)	363,478
5,253	Chubb Corp. (The)	421,868
2,936	Cincinnati Financial Corp.	124,604
58,855	Citigroup, Inc.	2,481,327
6,150	CME Group, Inc.	355,716
3,817	Comerica, Inc.	131,152
10,122	Discover Financial Services	388,583
5,163	E*TRADE Financial Corp.(b)	54,779
6,452	Equity Residential REIT	357,376
17,996	Fifth Third Bancorp	293,155
4,956	First Horizon National Corp.	50,601
2,767	Franklin Resources, Inc.	378,747
9,862	Genworth Financial, Inc., Class A(b)	90,434
8,866	Goldman Sachs Group, Inc. (The)	1,310,927
8,749	Hartford Financial Services Group, Inc. (The)	216,975
9,065	HCP, Inc. REIT	420,525
5,207	Health Care REIT, Inc.	327,208
14,533	Host Hotels & Resorts, Inc. REIT	244,009
9,532	Hudson City Bancorp, Inc.	81,499
17,155	Huntington Bancshares, Inc.	119,399
1,458	IntercontinentalExchange, Inc.(b)	202,297
8,904	Invesco Ltd.(c)	242,634
76,293	JPMorgan Chase & Co.	3,589,586
18,722	KeyCorp	175,987
8,174	Kimco Realty Corp. REIT	169,774
2,351	Legg Mason, Inc.	65,005
3,973	Leucadia National Corp.	101,113
5,515	Lincoln National Corp.	159,825
6,235	Loews Corp.	270,412
2,439	M&T Bank Corp.	250,461
10,916	Marsh & McLennan Cos., Inc.	387,300
5,569	McGraw-Hill Cos., Inc. (The)	320,329
21,897	MetLife, Inc.	817,634
3,889	Moody’s Corp.	213,195
27,737	Morgan Stanley	633,790
2,348	NASDAQ OMX Group, Inc. (The)	66,495
4,376	Northern Trust Corp.	225,233
4,873	NYSE Euronext	168,460
6,971	People’s United Financial, Inc.	85,813
3,240	Plum Creek Timber Co., Inc. REIT	156,103

10,614	PNC Financial Services Group, Inc.	$655,945
5,534	Principal Financial Group, Inc.	171,609
11,157	Progressive Corp. (The)	250,921
9,242	Prologis, Inc. REIT	368,756
9,304	Prudential Financial, Inc.	538,515
2,891	Public Storage REIT	445,012
28,334	Regions Financial Corp.	220,438
6,209	Simon Property Group, Inc. REIT	994,558
9,267	SLM Corp.	156,520
9,321	State Street Corp.	518,714
10,805	SunTrust Banks, Inc.	306,538
5,111	T. Rowe Price Group, Inc.	365,181
1,904	Torchmark Corp.	106,072
7,656	Travelers Cos., Inc. (The)	600,690
37,738	U.S. Bancorp	1,249,128
5,517	Unum Group	128,601
5,927	Ventas, Inc. REIT	392,901
3,397	Vornado Realty Trust REIT	286,911
98,256	Wells Fargo & Co.	3,422,256
10,859	Weyerhaeuser Co. REIT	327,073
6,028	XL Group PLC (Ireland)	167,096
3,693	Zions Bancorp.	86,121
		42,492,828
	Health Care - 12.5%
31,723	Abbott Laboratories	1,074,775
31,723	AbbVie, Inc.	1,163,917
2,562	Actavis, Inc.(b)	221,331
6,709	Aetna, Inc.	323,575
6,987	Agilent Technologies, Inc.	312,878
3,896	Alexion Pharmaceuticals, Inc.(b)	366,185
6,172	Allergan, Inc.	648,122
4,722	AmerisourceBergen Corp.	214,237
15,401	Amgen, Inc.	1,316,169
11,026	Baxter International, Inc.	748,004
3,950	Becton, Dickinson and Co.	331,958
4,748	Biogen Idec, Inc.(b)	741,068
27,532	Boston Scientific Corp.(b)	205,664
33,129	Bristol-Myers Squibb Co.	1,197,282
1,535	C.R. Bard, Inc.	156,677
6,813	Cardinal Health, Inc.	298,478
4,450	CareFusion Corp.(b)	138,128
8,489	Celgene Corp.(b)	840,071
2,924	Cerner Corp.(b)	241,376
5,733	Cigna Corp.	334,463
2,697	Coventry Health Care, Inc.	123,604
9,501	Covidien PLC (Ireland)	592,292
1,681	DaVita HealthCare Partners, Inc.(b)	194,004
2,846	DENTSPLY International, Inc.	118,849
2,314	Edwards Lifesciences Corp.(b)	208,098
20,495	Eli Lilly & Co.	1,100,377
16,385	Express Scripts Holding Co.(b)	875,287
4,694	Forest Laboratories, Inc.(b)	170,392
30,411	Gilead Sciences, Inc.(b)	1,199,714
3,313	Hospira, Inc.(b)	113,040
3,173	Humana, Inc.	235,944
798	Intuitive Surgical, Inc.(b)	458,355
55,618	Johnson & Johnson	4,111,283
1,897	Laboratory Corp. of America Holdings(b)	169,782
3,450	Life Technologies Corp.(b)	223,181
4,733	McKesson Corp.	498,054
20,298	Medtronic, Inc.	945,887
61,013	Merck & Co., Inc.	2,638,812
8,172	Mylan, Inc.(b)	231,022
1,677	Patterson Cos., Inc.	60,590
2,302	PerkinElmer, Inc.	81,122
1,770	Perrigo Co.	177,903
147,764	Pfizer, Inc.	4,031,002
3,188	Quest Diagnostics, Inc.	184,745
6,180	St. Jude Medical, Inc.	251,526
5,794	Stryker Corp.	362,994
2,135	Tenet Healthcare Corp.(b)	82,902
7,223	Thermo Fisher Scientific, Inc.	521,067
20,501	UnitedHealth Group, Inc.	1,131,860
2,194	Varian Medical Systems, Inc.(b)	155,006
1,744	Waters Corp.(b)	159,698
6,089	WellPoint, Inc.	394,689
3,479	Zimmer Holdings, Inc.	259,533
		32,936,972
	Industrials - 10.4%
12,776	3M Co.	1,284,627
4,662	ADT Corp. (The)	221,445
1,997	Avery Dennison Corp.	76,904
13,621	Boeing Co. (The)	1,006,183
3,232	C.H. Robinson Worldwide, Inc.	213,797
13,124	Caterpillar, Inc.	1,291,270
2,129	Cintas Corp.	89,972
20,682	CSX Corp.	455,624
3,545	Cummins, Inc.	407,072
11,678	Danaher Corp.	699,863
7,861	Deere & Co.	739,406
3,590	Dover Corp.	248,356
894	Dun & Bradstreet Corp. (The)	72,897
9,260	Eaton Corp. PLC (Ireland)	527,357
14,533	Emerson Electric Co.	832,014
2,398	Equifax, Inc.	140,763
4,191	Expeditors International of Washington, Inc.	179,794
5,407	Fastenal Co.	268,620
5,862	FedEx Corp.	594,700
1,002	Flowserve Corp.	157,084
3,339	Fluor Corp.	216,467
6,655	General Dynamics Corp.	441,226
210,456	General Electric Co.	4,688,960
15,722	Honeywell International, Inc.	1,072,869
8,550	Illinois Tool Works, Inc.	537,196
5,613	Ingersoll-Rand PLC (Ireland)	288,452
3,345	Iron Mountain, Inc.	114,432
2,608	Jacobs Engineering Group, Inc.(b)	125,471
2,123	Joy Global, Inc.	134,110
1,886	L-3 Communications Holdings, Inc.	143,185
5,386	Lockheed Martin Corp.	467,882
7,161	Masco Corp.	131,691
6,337	Norfolk Southern Corp.	436,429
4,922	Northrop Grumman Corp.	320,127
7,079	PACCAR, Inc.	333,138
2,228	Pall Corp.	152,172
2,991	Parker Hannifin Corp.	278,073
4,217	Pentair Ltd. (Switzerland)	213,718
4,026	Pitney Bowes, Inc.	58,015
2,921	Precision Castparts Corp.	535,711
4,274	Quanta Services, Inc.(b)	123,818
6,615	Raytheon Co.	348,478
5,997	Republic Services, Inc.	191,244
2,822	Robert Half International, Inc.	99,447
2,793	Rockwell Automation, Inc.	249,108

2,812	Rockwell Collins, Inc.	$165,571
1,973	Roper Industries, Inc.	231,729
1,025	Ryder System, Inc.	58,199
1,168	Snap-On, Inc.	94,631
14,798	Southwest Airlines Co.	165,886
3,385	Stanley Black & Decker, Inc.	260,070
1,722	Stericycle, Inc.(b)	162,471
5,651	Textron, Inc.	162,523
9,339	Tyco International Ltd. (Switzerland)	282,318
9,441	Union Pacific Corp.	1,241,114
14,360	United Parcel Service, Inc., Class B	1,138,604
16,923	United Technologies Corp.	1,481,947
1,198	W.W. Grainger, Inc.	260,948
8,744	Waste Management, Inc.	318,107
3,726	Xylem, Inc.	104,067
		27,337,352
	Information Technology - 18.7%
12,815	Accenture PLC, Class A (Ireland)	921,270
9,927	Adobe Systems, Inc.(b)	375,538
12,135	Advanced Micro Devices, Inc.(b)	31,551
3,559	Akamai Technologies, Inc.(b)	144,887
6,428	Altera Corp.	214,824
3,215	Amphenol Corp., Class A	217,238
6,043	Analog Devices, Inc.	263,716
18,879	Apple, Inc.	8,595,797
24,016	Applied Materials, Inc.	310,047
4,506	Autodesk, Inc.(b)	175,193
9,735	Automatic Data Processing, Inc.	577,188
2,858	BMC Software, Inc.(b)	118,750
10,405	Broadcom Corp., Class A	337,642
6,723	CA, Inc.	166,865
106,555	Cisco Systems, Inc.	2,191,836
3,744	Citrix Systems, Inc.(b)	273,911
6,020	Cognizant Technology Solutions Corp., Class A(b)	470,644
3,116	Computer Sciences Corp.	130,249
29,634	Corning, Inc.	355,608
29,263	Dell, Inc.	387,442
23,373	eBay, Inc.(b)	1,307,252
6,119	Electronic Arts, Inc.(b)	96,252
42,280	EMC Corp.(b)	1,040,511
1,585	F5 Networks, Inc.(b)	166,235
4,997	Fidelity National Information Services, Inc.	185,439
1,204	First Solar, Inc.(b)	33,929
2,676	Fiserv, Inc.(b)	214,910
3,008	FLIR Systems, Inc.	71,500
5,342	Google, Inc., Class A(b)	4,036,896
2,277	Harris Corp.	105,197
39,460	Hewlett-Packard Co.	651,485
99,867	Intel Corp.	2,101,202
21,317	International Business Machines Corp.	4,328,843
5,580	Intuit, Inc.	348,080
3,751	Jabil Circuit, Inc.	70,931
4,691	JDS Uniphase Corp.(b)	68,066
10,339	Juniper Networks, Inc.(b)	231,387
3,339	KLA-Tencor Corp.	183,344
3,436	Lam Research Corp.(b)	141,357
4,640	Linear Technology Corp.	169,917
11,097	LSI Corp.(b)	78,123
2,145	MasterCard, Inc., Class A	1,111,968
3,902	Microchip Technology, Inc.	130,522
20,405	Micron Technology, Inc.(b)	154,262
152,024	Microsoft Corp.	4,176,099
2,771	Molex, Inc.	75,260
5,625	Motorola Solutions, Inc.	328,444
7,184	NetApp, Inc.(b)	258,624
12,530	NVIDIA Corp.	153,618
75,439	Oracle Corp.	2,678,839
6,487	Paychex, Inc.	211,671
34,199	QUALCOMM, Inc.	2,258,160
3,877	Red Hat, Inc.(b)	215,406
5,690	SAIC, Inc.	68,849
2,620	Salesforce.com, Inc.(b)	450,981
4,848	SanDisk Corp.(b)	242,352
6,737	Seagate Technology PLC (Ireland)	228,923
13,914	Symantec Corp.(b)	302,908
8,474	TE Connectivity Ltd. (Switzerland)	329,469
3,391	Teradata Corp.(b)	226,044
3,767	Teradyne, Inc.(b)	60,875
22,494	Texas Instruments, Inc.	744,102
3,222	Total System Services, Inc.	74,911
3,113	Verisign, Inc.(b)	135,135
10,463	Visa, Inc., Class A	1,652,212
4,396	Western Digital Corp.	206,612
11,963	Western Union Co. (The)	170,233
25,339	Xerox Corp.	202,965
5,232	Xilinx, Inc.	190,916
20,870	Yahoo!, Inc.(b)	409,678
		49,341,090
	Materials - 3.6%
4,268	Air Products & Chemicals, Inc.	373,151
1,410	Airgas, Inc.	134,288
21,400	Alcoa, Inc.	189,176
2,152	Allegheny Technologies, Inc.	68,111
3,085	Ball Corp.	137,344
2,071	Bemis Co., Inc.	73,893
1,261	CF Industries Holdings, Inc.	288,983
2,857	Cliffs Natural Resources, Inc.	106,595
24,068	Dow Chemical Co. (The)	774,990
18,714	E.I. du Pont de Nemours & Co.	887,979
3,075	Eastman Chemical Co.	218,786
5,286	Ecolab, Inc.	382,706
2,755	FMC Corp.	169,350
19,052	Freeport-McMoRan Copper & Gold, Inc.	671,583
1,636	International Flavors & Fragrances, Inc.	115,224
8,806	International Paper Co.	364,745
7,612	LyondellBasell Industries NV, Class A (Netherlands)	482,753
3,505	MeadWestvaco Corp.	109,882
10,729	Monsanto Co.	1,087,384
5,548	Mosaic Co. (The)	339,815
9,955	Newmont Mining Corp.	427,667
6,369	Nucor Corp.	293,038
3,299	Owens-Illinois, Inc.(b)	78,516
2,867	PPG Industries, Inc.	395,273
5,963	Praxair, Inc.	658,136
3,900	Sealed Air Corp.	73,008
1,716	Sherwin-Williams Co. (The)	278,232
2,413	Sigma-Aldrich Corp.	186,597
2,893	United States Steel Corp.	64,659
2,599	Vulcan Materials Co.	147,000
		9,578,864
	Telecommunication Services - 3.0%
113,996	AT&T, Inc.	3,965,921

12,518	CenturyLink, Inc.	$506,353
5,879	Crown Castle International Corp.(b)	414,587
20,021	Frontier Communications Corp.	91,496
6,352	MetroPCS Communications, Inc.(b)	63,711
60,250	Sprint Nextel Corp.(b)	339,207
57,277	Verizon Communications, Inc.	2,497,850
11,793	Windstream Corp.	114,864
		7,993,989
	Utilities - 3.5%
12,382	AES Corp. (The)	134,221
2,362	AGL Resources, Inc.	98,732
4,865	Ameren Corp.	157,821
9,730	American Electric Power Co., Inc.	440,672
8,571	CenterPoint Energy, Inc.	175,191
5,292	CMS Energy Corp.	136,004
5,873	Consolidated Edison, Inc.	334,056
11,532	Dominion Resources, Inc.	623,997
3,450	DTE Energy Co.	218,419
14,134	Duke Energy Corp.	971,571
6,533	Edison International	314,825
3,564	Entergy Corp.	230,234
17,131	Exelon Corp.	538,599
8,386	FirstEnergy Corp.	339,549
1,562	Integrys Energy Group, Inc.	85,426
8,494	NextEra Energy, Inc.	611,993
6,211	NiSource, Inc.	167,883
6,295	Northeast Utilities	256,395
6,463	NRG Energy, Inc.	155,112
4,103	ONEOK, Inc.	192,882
4,601	Pepco Holdings, Inc.	89,812
8,622	PG&E Corp.	367,642
2,200	Pinnacle West Capital Corp.	117,436
11,665	PPL Corp.	353,333
10,145	Public Service Enterprise Group, Inc.	316,321
2,643	SCANA Corp.	123,719
4,510	Sempra Energy	338,475
17,543	Southern Co. (The)	775,927
4,082	TECO Energy, Inc.	72,537
4,613	Wisconsin Energy Corp.	181,891
9,778	Xcel Energy, Inc.	271,633
		9,192,308
	Total Investments (Cost $230,368,887)(d)-101.7%	268,490,177
	Liabilities in excess of other assets-(1.7)%	(4,396,741)
	Net Assets-100.0%	$264,093,436

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the securities in the portfolio are subject to call options written. The following written options contracts were open at January 31, 2013:

					Unrealized
	Contract	Strike	Number of	Premiums	Appreciation/	Value
	Month	Price	Contracts	Received	(Depreciation)	January 31, 2013
Call Option S&P 500 Index	Feb-13	$1,480	1,791	$2,710,896	$(1,757,649)	$4,468,545

(b) Non-income producing security.

(c) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earning from the investment in Invesco Ltd. for the nine months ended January 31, 2013:

	Value			Change in Unrealized	Realized	Value
	April 30, 2012	Purchase at Cost	Proceeds from Sales	Appreciation	Gain	January 31, 2013	Dividend Income
Invesco Ltd.	$137,614	$148,134	$(75,815)	$21,026	$11,675	$242,634	$4,154

(d) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $38,121,290 which consisted of aggregate gross unrealized appreciation of $40,381,860 and aggregate gross unrealized depreciation of $2,260,570.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (SPHQ)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.7%
33,557	Darden Restaurants, Inc.	$1,560,401
40,097	Family Dollar Stores, Inc.	2,273,500
23,768	Gap, Inc. (The)	776,738
23,179	Genuine Parts Co.	1,576,867
15,055	Harley-Davidson, Inc.	789,183
40,860	Hasbro, Inc.	1,526,938
23,665	Home Depot, Inc. (The)	1,583,662
23,797	Johnson Controls, Inc.	739,849
21,055	Lowe’s Cos., Inc.	804,091
20,296	Mattel, Inc.	763,739
16,450	McDonald’s Corp.	1,567,521
42,606	NIKE, Inc., Class B	2,302,854
28,000	Nordstrom, Inc.	1,546,440
43,286	Omnicom Group, Inc.	2,349,564
22,108	PetSmart, Inc.	1,446,084
9,092	Ralph Lauren Corp.	1,513,636
40,000	Ross Stores, Inc.	2,388,000
37,674	Target Corp.	2,275,886
12,502	Tiffany & Co.	822,007
51,478	TJX Cos., Inc. (The)	2,325,776
10,116	VF Corp.	1,492,919
44,739	Walt Disney Co. (The)	2,410,537
33,843	Yum! Brands, Inc.	2,197,764
		37,033,956
	Consumer Staples - 20.1%
22,885	Altria Group, Inc.	770,767
26,595	Archer-Daniels-Midland Co.	758,755
23,952	Brown-Forman Corp., Class B	1,549,694
21,398	Campbell Soup Co.	785,521
19,943	Clorox Co. (The)	1,563,731
61,311	Coca-Cola Co. (The)	2,283,222
21,132	Colgate-Palmolive Co.	2,268,943
15,035	Costco Wholesale Corp.	1,538,682
44,089	CVS Caremark Corp.	2,257,357
11,752	Estee Lauder Cos., Inc. (The), Class A	716,049
37,106	General Mills, Inc.	1,556,226
65,640	Hormel Foods Corp.	2,271,800
17,086	J.M. Smucker Co. (The)	1,514,332
39,670	Kellogg Co.	2,320,695
17,736	Kimberly-Clark Corp.	1,587,549
58,014	Lorillard, Inc.	2,266,607
34,785	McCormick & Co., Inc.	2,168,845
27,484	Mondelez International, Inc., Class A	763,780
31,928	PepsiCo, Inc.	2,325,955
32,693	Procter & Gamble Co. (The)	2,457,206
73,215	Sysco Corp.	2,326,041
38,563	Walgreen Co.	1,540,977
32,973	Wal-Mart Stores, Inc.	2,306,461
		39,899,195
	Energy - 3.6%
9,355	Apache Corp.	783,575
20,253	Chevron Corp.	2,332,133
25,254	Exxon Mobil Corp.	2,272,102
13,400	Hess Corp.	899,944
9,074	Occidental Petroleum Corp.	800,962
		7,088,716
	Financials - 5.8%
14,237	Aflac, Inc.	755,415
12,311	American Express Co.	724,010
5,534	AvalonBay Communities, Inc. REIT	718,258
3,414	BlackRock, Inc.	806,660
12,160	Capital One Financial Corp.	684,851
19,406	Chubb Corp. (The)	1,558,496
12,177	Health Care REIT, Inc.	765,203
87,863	Hudson City Bancorp, Inc.	751,228
38,063	Kimco Realty Corp. REIT	790,568
14,166	Moody’s Corp.	776,580
10,846	T. Rowe Price Group, Inc.	774,947
28,201	Torchmark Corp.	1,571,078
21,471	Wells Fargo & Co.	747,835
		11,425,129
	Health Care - 10.1%
45,170	Abbott Laboratories	1,530,359
34,383	AmerisourceBergen Corp.	1,559,957
21,880	Baxter International, Inc.	1,484,339
18,461	Becton, Dickinson and Co.	1,551,462
14,617	C.R. Bard, Inc.	1,491,957
18,883	DENTSPLY International, Inc.	788,554
13,553	Express Scripts Holding Co.(a)	724,001
31,261	Johnson & Johnson	2,310,813
7,464	McKesson Corp.	785,437
34,201	Medtronic, Inc.	1,593,767
27,099	Mylan, Inc.(a)	766,089
12,687	Quest Diagnostics, Inc.	735,212
38,457	Stryker Corp.	2,409,331
42,841	UnitedHealth Group, Inc.	2,365,252
		20,096,530
	Industrials - 24.4%
23,506	3M Co.	2,363,528
35,063	C.H. Robinson Worldwide, Inc.	2,319,417
23,774	Caterpillar, Inc.	2,339,124
17,701	Cintas Corp.	748,044
73,383	CSX Corp.	1,616,628
6,814	Cummins, Inc.	782,452
37,830	Danaher Corp.	2,267,152
16,824	Deere & Co.	1,582,465
22,511	Dover Corp.	1,557,311
41,115	Emerson Electric Co.	2,353,834
53,002	Expeditors International of Washington, Inc.	2,273,786
32,417	Fastenal Co.	1,610,477
12,126	Fluor Corp.	786,129
31,990	General Dynamics Corp.	2,120,937
35,666	General Electric Co.	794,638
11,373	Honeywell International, Inc.	776,094
24,101	Illinois Tool Works, Inc.	1,514,266
29,040	L-3 Communications Holdings, Inc.	2,204,717
8,039	Lockheed Martin Corp.	698,348
23,538	Norfolk Southern Corp.	1,621,062
22,478	Northrop Grumman Corp.	1,461,969

11,724	Pall Corp.	$800,749
16,948	Parker Hannifin Corp.	1,575,656
13,002	Raytheon Co.	684,945
24,965	Republic Services, Inc.	796,134
25,463	Rockwell Collins, Inc.	1,499,261
13,179	Roper Industries, Inc.	1,547,874
9,473	Snap-On, Inc.	767,502
11,519	Union Pacific Corp.	1,514,288
26,569	United Technologies Corp.	2,326,647
11,059	W.W. Grainger, Inc.	2,408,871
21,650	Waste Management, Inc.	787,627
		48,501,932
	Information Technology - 4.2%
25,402	Automatic Data Processing, Inc.	1,506,085
15,149	Harris Corp.	699,884
11,636	International Business Machines Corp.	2,362,922
21,112	Linear Technology Corp.	773,121
28,091	Microsoft Corp.	771,660
21,640	Oracle Corp.	768,436
47,427	Paychex, Inc.	1,547,543
		8,429,651
	Materials - 7.6%
17,058	Air Products & Chemicals, Inc.	1,491,381
8,123	Airgas, Inc.	773,635
33,214	Ball Corp.	1,478,687
16,331	E.I. du Pont de Nemours & Co.	774,906
31,066	Ecolab, Inc.	2,249,178
21,982	International Flavors & Fragrances, Inc.	1,548,192
7,536	Monsanto Co.	763,774
19,845	Praxair, Inc.	2,190,293
9,351	Sherwin-Williams Co. (The)	1,516,171
29,603	Sigma-Aldrich Corp.	2,289,200
		15,075,417
	Utilities - 5.5%
37,369	AGL Resources, Inc.	1,562,024
14,376	Dominion Resources, Inc.	777,885
35,880	Entergy Corp.	2,317,848
18,896	FirstEnergy Corp.	765,099
20,998	NextEra Energy, Inc.	1,512,906
16,783	ONEOK, Inc.	788,969
10,498	Sempra Energy	787,875
17,463	Southern Co. (The)	772,389
39,636	Wisconsin Energy Corp.	1,562,847
		10,847,842
	Total Common Stocks and Other Equity Interests (Cost $171,009,911)	198,398,368

	Money Market Fund - 0.0%
90,342	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,342)	90,342

	Total Investments (Cost $171,100,253)(b)-100.0%	198,488,710
	Liabilities in excess of other assets-(0.0)%	(59,262)
	Net Assets-100.0%	$198,429,448

Investment Abbreviations:

REIT- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $171,532,099. The net unrealized appreciation was $26,956,611 which consisted of aggregate gross unrealized appreciation of $28,065,071 and aggregate gross unrealized depreciation of $1,108,460.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agriculture - 0.2%
207,382	Cadiz, Inc.(a)(b)	$1,441,305

	Electronics - 17.9%
351,976	Badger Meter, Inc.	17,419,292
731,317	Itron, Inc.(b)	33,925,796
757,696	Waters Corp.(b)	69,382,223
783,423	Watts Water Technologies, Inc., Class A	36,115,800
		156,843,111
	Engineering & Construction - 4.6%
880,484	Aegion Corp.(b)	20,708,984
853,786	Layne Christensen Co.(b)	19,355,328
		40,064,312
	Environmental Control - 7.2%
1,528,727	Calgon Carbon Corp.(b)	24,520,781
727,841	Energy Recovery, Inc.(b)	2,714,847
1,243,463	Tetra Tech, Inc.(b)	35,637,650
		62,873,278
	Hand/Machine Tools - 2.5%
327,546	Franklin Electric Co., Inc.	21,788,360

	Housewares - 3.6%
714,035	Toro Co. (The)	31,438,961

	Machinery-Diversified - 17.1%
462,381	Flowserve Corp.	72,487,469
173,233	Gorman-Rupp Co. (The)	5,264,551
405,035	Lindsay Corp.	37,684,456
1,227,734	Xylem, Inc.	34,290,611
		149,727,087
	Metal Fabricate/Hardware - 7.1%
4,112,802	Mueller Water Products, Inc., Class A	24,306,660
188,999	Northwest Pipe Co.(b)	4,658,825
229,371	Valmont Industries, Inc.	33,423,942
		62,389,427
	Miscellaneous Manufacturing - 16.1%
1,077,055	Pall Corp.	73,562,856
1,321,164	Pentair Ltd. (Switzerland)	66,956,592
		140,519,448
	Water - 23.7%
523,535	American States Water Co.	26,464,694
839,253	American Water Works Co., Inc.	32,126,605
1,254,172	Aqua America, Inc.	34,151,104
835,200	California Water Service Group	16,286,400
1,574,612	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)(a)	70,085,980
208,040	Consolidated Water Co. Ltd. (Cayman Islands)	1,859,878
2,050,911	Veolia Environnement SA ADR (France)(a)(b)	26,046,570
		207,021,231
	Total Common Stocks and Other Equity Interests (Cost $721,721,319)	874,106,520

	Money Market Fund - 0.1%
813,549	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $813,549)	813,549

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $722,534,868)-100.1%	874,920,069

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.4%
12,495,090	Invesco Liquid Assets Portfolio - Institutional Class (Cost $12,495,090)(c)(d)	12,495,090

	Total Investments (Cost $735,029,958)(e)-101.5%	887,415,159
	Liabilities in excess of other assets-(1.5)%	(13,194,228)
	Net Assets-100.0%	$874,220,931

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $789,227,300. The net unrealized appreciation was $98,187,859 which consisted of aggregate gross unrealized appreciation of $177,379,816 and aggregate gross unrealized depreciation of $79,191,957.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 3.0%
108,314	Tesla Motors, Inc.(a)(b)	$4,062,858

	Auto Parts & Equipment - 5.7%
252,477	Fuel Systems Solutions, Inc.(b)	3,706,362
286,023	Gentherm, Inc.(b)	4,141,613
		7,847,975
	Chemicals - 10.6%
36,891	Air Products & Chemicals, Inc.	3,225,380
159,417	OM Group, Inc.(b)	4,403,098
60,539	Sociedad Quimica y Minera de Chile SA ADR (Chile)(b)	3,441,037
431,594	Zoltek Cos., Inc.(a)(b)	3,517,491
		14,587,006
	Commercial Services - 2.4%
113,975	Quanta Services, Inc.(b)	3,301,856

	Computers - 3.4%
246,386	Echelon Corp.(b)	596,254
417,777	Maxwell Technologies, Inc.(b)	4,039,904
		4,636,158
	Electric - 18.0%
320,975	Ameresco, Inc., Class A(b)	3,158,394
189,372	Calpine Corp.(b)	3,736,309
161,025	CPFL Energia SA ADR (Brazil)	3,334,828
258,557	EnerNOC, Inc.(b)	3,994,706
78,075	IDACORP, Inc.	3,623,461
40,512	ITC Holdings Corp.	3,281,472
169,737	Ormat Technologies, Inc.(a)	3,608,608
		24,737,778
	Electrical Components & Equipment - 17.0%
232,749	American Superconductor Corp.(b)	616,785
186,497	Canadian Solar, Inc. (China)(a)(b)	829,912
516,988	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)(b)	889,219
854,046	Power-One, Inc.(b)	3,433,265
83,317	PowerSecure International, Inc.(b)	724,025
572,731	SunPower Corp.(a)(b)	4,461,574
2,615,634	Suntech Power Holdings Co. Ltd. ADR (China)(a)(b)	4,368,109
143,805	Universal Display Corp.(a)(b)	4,000,655
1,389,900	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	4,016,811
		23,340,355
	Electronics - 2.3%
69,206	Itron, Inc.(b)	3,210,466

	Energy-Alternate Sources - 10.4%
227,714	Amyris, Inc.(a)(b)	692,251
208,640	Enphase Energy, Inc.(a)(b)	786,573
656,275	FuelCell Energy, Inc.(a)(b)	715,340
402,673	Gevo, Inc.(a)(b)	926,148
155,709	JA Solar Holdings Co. Ltd. ADR (Cayman Islands)(a)(b)	831,486
476,769	KiOR, Inc., Class A(a)(b)	2,622,229
395,127	Renesola Ltd. ADR (British Virgin Islands)(a)(b)	817,913
389,141	Solazyme, Inc.(a)(b)	3,054,757
744,162	Trina Solar Ltd. ADR (Cayman Islands)(a)(b)	3,847,318
		14,294,015
	Food - 2.6%
184,311	Cosan Ltd., Class A (Brazil)	3,625,397

	Metal Fabricate/Hardware - 2.5%
140,581	Kaydon Corp.	3,486,409

	Mining - 2.4%
375,521	Molycorp, Inc.(a)(b)	2,771,345
180,727	Rare Element Resources Ltd. (Canada)(a)(b)	553,025
		3,324,370
	Miscellaneous Manufacturing - 2.5%
74,934	Polypore International, Inc.(a)(b)	2,891,703
249,869	STR Holdings, Inc.(b)	532,221
		3,423,924
	Semiconductors - 17.2%
258,776	Aixtron SE ADR (Germany)(a)	3,537,468
108,441	Cree, Inc.(a)(b)	4,679,229
108,425	First Solar, Inc.(a)(b)	3,055,417
1,059,078	GT Advanced Technologies, Inc.(a)(b)	3,346,686
718,400	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)(a)(b)	890,816
173,973	International Rectifier Corp.(b)	3,390,734
973,056	MEMC Electronic Materials, Inc.(b)	4,047,913
101,581	Rubicon Technology, Inc.(a)(b)	682,624
		23,630,887
	Total Common Stocks and Other Equity Interests (Cost $169,953,379)	137,509,454

	Money Market Fund - 0.2%
318,433	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $318,433)	318,433

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $170,271,812)-100.2%	137,827,887

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 21.3%
29,360,500	Invesco Liquid Assets Portfolio - Institutional Class (Cost $29,360,500)(c)(d)	29,360,500

	Total Investments (Cost $199,632,312)(e)-121.5%	167,188,387
	Liabilities in excess of other assets-(21.5)%	(29,626,205)
	Net Assets-100.0%	$137,562,182

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $214,182,219. The net unrealized depreciation was $46,993,832 which consisted of aggregate gross unrealized appreciation of $12,230,614 and aggregate gross unrealized depreciation of $59,224,446.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agriculture - 2.3%
18,927	Andersons, Inc. (The)	$892,408

	Auto Manufacturers - 1.9%
27,799	Tata Motors Ltd. ADR (India)	768,086

	Auto Parts & Equipment - 6.6%
57,795	Exide Technologies(a)	198,815
26,060	Johnson Controls, Inc.	810,205
22,565	Tenneco, Inc.(a)	788,872
29,412	Westport Innovations, Inc. (Canada)(a)	807,654
		2,605,546
	Building Materials - 4.3%
33,181	Apogee Enterprises, Inc.	811,275
21,649	Owens Corning(a)	902,114
		1,713,389
	Chemicals - 9.0%
26,115	Methanex Corp. (Canada)	936,353
317,093	Rentech, Inc.	973,475
16,153	Rockwood Holdings, Inc.	884,054
18,221	Sasol Ltd. ADR (South Africa)	787,694
		3,581,576
	Electric - 6.1%
238,766	Centrais Eletricas Brasileiras SA ADR (Brazil)	847,619
69,873	Companhia Energetica de Minas Gerais ADR (Brazil)	767,205
40,587	Enersis SA ADR (Chile)	797,535
		2,412,359
	Electrical Components & Equipment - 12.7%
11,710	Acuity Brands, Inc.	805,648
14,609	Emerson Electric Co.	836,365
9,720	Energizer Holdings, Inc.	845,737
20,862	EnerSys(a)	853,882
25,750	General Cable Corp.(a)	865,715
85,445	GrafTech International Ltd.(a)	820,272
		5,027,619
	Electronics - 6.5%
21,151	ESCO Technologies, Inc.	870,787
29,414	Koninklijke Philips Electronics NV (Netherlands)	914,481
20,547	Woodward, Inc.	789,210
		2,574,478
	Energy-Alternate Sources - 2.5%
60,307	Clean Energy Fuels Corp.(a)	772,533
32,279	Renewable Energy Group, Inc.(a)	218,851
		991,384
	Engineering & Construction - 6.6%
16,901	Chicago Bridge & Iron Co. NV (Netherlands)	858,740
33,073	Foster Wheeler AG (Switzerland)(a)	863,536
73,284	McDermott International, Inc.(a)	891,866
		2,614,142
	Environmental Control - 5.2%
10,908	ADA-ES, Inc.(a)	258,738
42,620	Covanta Holding Corp.	840,466
60,483	EnergySolutions, Inc.(a)	231,650
193,382	Heckmann Corp.(a)	742,587
		2,073,441
	Hand/Machine Tools - 2.1%
11,073	Regal-Beloit Corp.	821,174

	Machinery-Diversified - 4.6%
36,644	Altra Holdings, Inc.	877,624
11,801	Chart Industries, Inc.(a)	781,108
11,000	Global Power Equipment Group, Inc.	180,510
		1,839,242
	Mining - 5.4%
137,920	Avalon Rare Metals, Inc. (Canada)(a)	169,642
41,744	Cameco Corp. (Canada)	899,583
681,357	Denison Mines Corp. (Canada)(a)	919,832
71,675	Uranium Energy Corp.(a)	161,269
		2,150,326
	Miscellaneous Manufacturing - 11.2%
12,449	A.O. Smith Corp.	862,467
14,632	Eaton Corp. PLC	833,292
29,728	Hexcel Corp.(a)	796,413
22,840	LSB Industries, Inc.(a)	945,576
22,644	PMFG, Inc.(a)	190,436
7,270	Siemens AG ADR (Germany)	796,211
		4,424,395
	Oil & Gas - 6.8%
48,072	Chesapeake Energy Corp.	970,093
13,118	Range Resources Corp.	881,136
24,765	Southwestern Energy Co.(a)	849,440
		2,700,669
	Semiconductors - 2.2%
27,147	Veeco Instruments, Inc.(a)	853,773

	Telecommunications - 1.8%
61,118	Corning, Inc.	733,416

	Transportation - 2.2%
21,328	Golar LNG Ltd. (Bermuda)	875,515

	Total Common Stocks and Other Equity Interests (Cost $36,039,641)	39,652,938

	Money Market Fund - 0.2%
89,845	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,845)	89,845

	Total Investments (Cost $36,129,486)(b)-100.2%	39,742,783
	Liabilities in excess of other assets-(0.2)%	(72,344)
	Net Assets-100.0%	$39,670,439

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $37,600,036. The net unrealized appreciation was $2,142,747 which consisted of aggregate gross unrealized appreciation of $6,875,343 and aggregate gross unrealized depreciation of $4,732,596.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio (PKW)*

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 35.7%
14,085	Abercrombie & Fitch Co., Class A	$704,250
6,079	American Greetings Corp., Class A	97,264
1,643	America’s Car-Mart, Inc.(a)	65,424
9,645	ANN, Inc.(a)	297,452
20,805	Apollo Group, Inc., Class A(a)	420,677
2,139	Arctic Cat, Inc.(a)	77,303
19,705	AutoNation, Inc.(a)	955,692
6,366	AutoZone, Inc.(a)	2,353,510
7,173	Bally Technologies, Inc.(a)	345,452
40,043	Bed Bath & Beyond, Inc.(a)	2,350,524
45,604	Best Buy Co., Inc.	741,521
9,357	Big Lots, Inc.(a)	300,828
2,631	Blue Nile, Inc.(a)	88,112
12,579	Brinker International, Inc.	411,836
45,643	Cablevision Systems Corp., Class A	668,214
2,305	Capella Education Co.(a)	62,973
12,258	Career Education Corp.(a)	42,413
3,289	CEC Entertainment, Inc.	108,405
17,136	Charter Communications, Inc., Class A(a)	1,336,094
3,825	Children’s Place Retail Stores, Inc. (The)(a)	190,638
6,242	Deckers Outdoor Corp.(a)	249,368
11,160	DeVry, Inc.	280,897
8,603	Dillard’s, Inc., Class A	726,179
103,726	DIRECTV(a)	5,304,548
40,287	Discovery Communications, Inc., Class A(a)	2,795,112
23,380	GameStop Corp., Class A	542,416
109	Gap, Inc. (The)	3,562
16,859	GNC Holdings, Inc., Class A	605,912
14,286	Guess?, Inc.	387,008
40,648	H&R Block, Inc.	925,555
5,418	hhgregg, Inc.(a)	45,945
63	Home Depot, Inc. (The)	4,216
9,289	HSN, Inc.	553,624
11,594	Iconix Brand Group, Inc.(a)	278,836
45,150	International Game Technology	693,956
71,653	Interpublic Group of Cos., Inc. (The)	867,718
4,367	ITT Educational Services, Inc.(a)	73,540
3,853	JAKKS Pacific, Inc.	50,320
12,605	Jarden Corp.(a)	741,678
3,093	Kirkland’s, Inc.(a)	35,786
40,072	Kohl’s Corp.	1,854,933
16,988	Lear Corp.	832,412
92,599	Liberty Interactive Corp., Class A(a)	1,968,655
7,216	LIN TV Corp., Class A(a)	76,995
190,449	Lowe’s Cos., Inc.	7,273,247
71,594	Macy’s, Inc.	2,828,679
53,612	Marriott International, Inc., Class A	2,143,408
8,113	Morningstar, Inc.	549,169
396,752	News Corp., Class A	11,005,900
20,268	O’Reilly Automotive, Inc.(a)	1,877,830
4,106	Papa John’s International, Inc.(a)	230,347
11,029	Pinnacle Entertainment, Inc.(a)	171,501
26,095	Saks, Inc.(a)	282,087
14,682	Scientific Games Corp., Class A(a)	130,523
26,397	Scripps Networks Interactive, Inc., Class A	1,630,543
35,893	Service Corp. International	535,882
9,868	Sonic Corp.(a)	110,127
113	Target Corp.	6,826
8,547	Tempur-Pedic International, Inc.(a)	332,991
53,185	Time Warner Cable, Inc.	4,751,548
165,307	Time Warner, Inc.	8,351,310
6,583	Valassis Communications, Inc.(a)	184,719
82,451	Viacom, Inc., Class B	4,975,918
45,391	Virgin Media, Inc.	1,787,951
88	Walt Disney Co. (The)	4,741
9,838	Weight Watchers International, Inc.	526,038
23,902	Wyndham Worldwide Corp.	1,333,493
16,747	Wynn Resorts Ltd.	2,097,059
		84,639,590
	Consumer Staples - 3.5%
48,317	Coca-Cola Enterprises, Inc.	1,684,814
30,545	Constellation Brands, Inc., Class A(a)	988,436
10,374	Energizer Holdings, Inc.	902,642
16,254	Herbalife Ltd. (Cayman Islands)	590,345
88,710	Kroger Co. (The)	2,457,267
9,295	Nu Skin Enterprises, Inc., Class A	393,736
40,510	Safeway, Inc.	779,818
1,923	Seneca Foods Corp., Class A(a)	57,709
23,023	Smithfield Foods, Inc.(a)	536,666
		8,391,433
	Energy - 5.3%
196,703	ConocoPhillips	11,408,774
5,404	Green Plains Renewable Energy, Inc.(a)	42,205
23,449	Plains Exploration & Production Co.(a)	1,119,690
		12,570,669
	Financials - 19.1%
63	Allstate Corp. (The)	2,766
53,289	American Capital Ltd.(a)	711,941
15,193	American Financial Group, Inc.	646,614
255,433	American International Group, Inc.(a)	9,663,030
35,281	Ameriprise Financial, Inc.	2,339,836
4,291	Argo Group International Holdings Ltd. (Bermuda)	154,862
12,855	Assurant, Inc.	491,575
37,429	CapitalSource, Inc.	303,549
27,963	Capitol Federal Financial, Inc.	328,565
44,828	Chubb Corp. (The)	3,600,137
38,339	CNO Financial Group, Inc.	393,742
93,479	Discover Financial Services	3,588,659
23,298	East West Bancorp, Inc.	546,338
5,367	Employers Holdings, Inc.	114,371
4,628	FBL Financial Group, Inc., Class A	161,656
44,069	First Horizon National Corp.	449,944
6,090	Green Dot Corp., Class A(a)	81,606
6,354	Investment Technology Group, Inc.(a)	64,302
22,123	Legg Mason, Inc.	611,701
44,721	Lincoln National Corp.	1,296,015
13,671	MCG Capital Corp.	63,023
48,807	McGraw-Hill Cos., Inc. (The)	2,807,379
9,599	Montpelier Re Holdings Ltd. (Bermuda)	234,024
27,121	NASDAQ OMX Group, Inc. (The)	768,067
13,927	Netspend Holdings, Inc.(a)	150,969

41,566	NYSE Euronext	$1,436,937
2,715	Piper Jaffray Cos., Inc.(a)	105,152
5,686	Platinum Underwriters Holdings Ltd. (Bermuda)	277,079
9,605	Primerica, Inc.	315,812
1,929	Provident Financial Holdings, Inc.	32,099
8,661	RenaissanceRe Holdings Ltd. (Bermuda)	741,728
7,747	Ryman Hospitality Properties, Inc. REIT	309,648
86,414	SLM Corp.	1,459,532
70,842	State Street Corp.	3,942,357
16,108	Torchmark Corp.	897,377
64,744	Travelers Cos., Inc. (The)	5,079,814
45,217	Unum Group	1,054,008
4,564	Westfield Financial, Inc.	34,413
2,315	World Acceptance Corp.(a)	179,528
		45,440,155
	Health Care - 11.8%
57,366	Aetna, Inc.	2,766,762
13,108	Alere, Inc.(a)	278,676
27,048	Allscripts Healthcare Solutions, Inc.(a)	299,692
41,214	AmerisourceBergen Corp.	1,869,879
139,616	Amgen, Inc.	11,931,583
33,501	Becton, Dickinson and Co.	2,815,424
209,664	Boston Scientific Corp.(a)	1,566,190
47	Celgene Corp.(a)	4,651
8,611	Covance, Inc.(a)	574,440
23,852	Coventry Health Care, Inc.	1,093,137
7,276	Enzon Pharmaceuticals, Inc.	36,016
27	Gilead Sciences, Inc.(a)	1,065
3,132	LHC Group, Inc.(a)	66,900
3,102	Obagi Medical Products, Inc.(a)	44,576
11,141	Questcor Pharmaceuticals, Inc.	283,873
8,225	Sciclone Pharmaceuticals, Inc.(a)	43,017
24,871	Select Medical Holdings Corp.	242,244
2,495	SurModics, Inc.(a)	60,154
9,396	United Therapeutics Corp.(a)	506,350
10,146	ViroPharma, Inc.(a)	270,492
51,203	WellPoint, Inc.	3,318,979
		28,074,100
	Industrials - 7.3%
18,233	AECOM Technology Corp.(a)	466,218
1,436	American Science & Engineering, Inc.	97,045
17,658	Avery Dennison Corp.	680,010
1,219	Barrett Business Services, Inc.	49,053
7,537	Belden, Inc.	362,907
7,801	Briggs & Stratton Corp.	185,118
1,649	Consolidated Graphics, Inc.(a)	60,403
8,025	Dun & Bradstreet Corp. (The)	654,358
3,456	Encore Wire Corp.	112,735
8,784	Flowserve Corp.	1,377,068
23,435	GrafTech International Ltd.(a)	224,976
28,674	Iron Mountain, Inc.	980,937
2,023	Kadant, Inc.(a)	54,358
6,807	Kforce, Inc.	93,664
16,958	L-3 Communications Holdings, Inc.	1,287,451
12,251	MasTec, Inc.(a)	346,703
4,866	Mueller Industries, Inc.	259,650
51,074	Norfolk Southern Corp.	3,517,466
45,546	Northrop Grumman Corp.	2,962,312
7,412	Resources Connection, Inc.	90,500
25,257	Rockwell Collins, Inc.	1,487,132
120,877	Southwest Airlines Co.	1,355,031
5,314	TAL International Group, Inc.	222,657
9,535	Taser International, Inc.(a)	79,808
6,829	United Stationers, Inc.	227,679
		17,235,239
	Information Technology - 16.5%
6,225	Advanced Energy Industries, Inc.(a)	95,554
24,903	Amkor Technology, Inc.(a)	115,301
2,432	Anaren, Inc.(a)	47,594
14,396	AOL, Inc.	441,237
193,294	Applied Materials, Inc.	2,495,426
18,752	Arrow Electronics, Inc.(a)	720,452
21,704	Avnet, Inc.(a)	767,453
2,447	Badger Meter, Inc.	121,102
2,995	Black Box Corp.	70,173
25,225	BMC Software, Inc.(a)	1,048,099
73,590	CA, Inc.	1,826,504
4,013	CACI International, Inc., Class A(a)	215,217
3,033	Comtech Telecommunications Corp.	80,374
19,228	Convergys Corp.	327,261
280,635	Corning, Inc.	3,367,620
28,002	Cypress Semiconductor Corp.	287,581
10,184	Dice Holdings, Inc.(a)	95,831
17,222	Dolby Laboratories, Inc., Class A	556,443
53,851	Electronic Arts, Inc.(a)	847,076
23,880	Fiserv, Inc.(a)	1,917,803
20,497	GT Advanced Technologies, Inc.(a)	64,770
9,309	Higher One Holdings, Inc.(a)	98,024
5,003	Immersion Corp.(a)	34,020
6,693	InterDigital, Inc.	290,409
88	International Business Machines Corp.	17,870
9,799	Lexmark International, Inc., Class A	235,764
16,350	Limelight Networks, Inc.(a)	38,586
75,382	Marvell Technology Group Ltd. (Bermuda)	697,283
9,818	Micrel, Inc.	102,205
20,777	Monster Worldwide, Inc.(a)	120,507
48,388	Motorola Solutions, Inc.	2,825,375
11,376	NeuStar, Inc., Class A(a)	513,513
8,788	OmniVision Technologies, Inc.(a)	135,072
336,233	Oracle Corp.	11,939,634
32,416	PMC - Sierra, Inc.(a)	187,364
13,952	QLogic Corp.(a)	161,146
9,094	QuinStreet, Inc.(a)	51,290
9,521	RealD, Inc.(a)	108,349
16,522	Rovi Corp.(a)	285,665
109,069	Symantec Corp.(a)	2,374,432
6,171	Tech Data Corp.(a)	314,166
31,435	Total System Services, Inc.	730,864
12,778	ValueClick, Inc.(a)	261,566
25,063	Vishay Intertechnology, Inc.(a)	275,442
7,889	WebMD Health Corp.(a)	130,405
6,057	Websense, Inc.(a)	88,614
192,779	Xerox Corp.	1,544,160
4,682	XO Group, Inc.(a)	45,041
		39,115,637
	Materials - 0.8%
27,313	Ball Corp.	1,215,975
17,308	Boise, Inc.(a)	142,791
7,756	Cytec Industries, Inc.	568,515
72	PPG Industries, Inc.	9,926
		1,937,207

	Telecommunication Services - 0.0%
9,040	General Communication, Inc., Class A(a)	$76,930

	Total Common Stocks and Other Equity Interests (Cost $226,959,652)	237,480,960

	Money Market Fund - 0.1%
182,513	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $182,513)	182,513

	Total Investments (Cost $227,142,165)(b)-100.1%	237,663,473
	Liabilities in excess of other assets-(0.1)%	(334,149)
	Net Assets-100.0%	$237,329,324

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Effective February 25, 2013, PKW’s underlying index changed to the NASDAQ Buyback Achievers Index.

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $228,591,973. The net unrealized appreciation was $9,071,500 which consisted of aggregate gross unrealized appreciation of $11,323,139 and aggregate gross unrealized depreciation of $2,251,639.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio (PFM)*

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.9%
1,671	Cracker Barrel Old Country Store, Inc.	$108,314
8,894	Family Dollar Stores, Inc.	504,290
10,425	Genuine Parts Co.	709,213
3,626	John Wiley & Sons, Inc., Class A	138,876
9,178	Leggett & Platt, Inc.	270,200
73,382	Lowe’s Cos., Inc.	2,802,459
1,899	Matthews International Corp., Class A	62,211
66,115	McDonald’s Corp.	6,300,098
2,393	Meredith Corp.	86,770
447	NACCO Industries, Inc., Class A	29,126
47,759	NIKE, Inc., Class B	2,581,374
4,462	Polaris Industries, Inc.	388,596
14,050	Ross Stores, Inc.	838,785
44,375	Target Corp.	2,680,694
8,021	Tiffany & Co.	527,381
48,530	TJX Cos., Inc. (The)	2,192,585
7,932	VF Corp.	1,170,605
		21,391,577
	Consumer Staples - 24.1%
133,091	Altria Group, Inc.	4,482,505
1,216	Andersons, Inc. (The)	57,334
44,368	Archer-Daniels-Midland Co.	1,265,819
8,935	Brown-Forman Corp., Class B	578,094
2,617	Casey’s General Stores, Inc.	143,228
9,223	Church & Dwight Co., Inc.	532,997
8,653	Clorox Co. (The)	678,482
309,467	Coca-Cola Co. (The)	11,524,551
31,599	Colgate-Palmolive Co.	3,392,785
16,492	Hormel Foods Corp.	570,788
7,430	J.M. Smucker Co. (The)	658,521
26,816	Kimberly-Clark Corp.	2,400,300
1,831	Lancaster Colony Corp.	130,843
8,779	McCormick & Co., Inc.	547,371
3,581	Nu Skin Enterprises, Inc., Class A	151,691
102,696	PepsiCo, Inc.	7,481,404
170,178	Procter & Gamble Co. (The)	12,790,578
6	Sanderson Farms, Inc.	303
41,363	Sysco Corp.	1,314,103
2,474	Tootsie Roll Industries, Inc.	67,045
1,512	Universal Corp.	82,223
5,816	Vector Group Ltd.	90,381
61,453	Walgreen Co.	2,455,662
195,511	Wal-Mart Stores, Inc.	13,675,994
		65,073,002
	Energy - 17.5%
2,368	Alliance Resource Partners LP	151,552
5,536	Buckeye Partners LP	291,415
1,632	CARBO Ceramics, Inc.	130,740
116,845	Chevron Corp.	13,454,702
81,627	ConocoPhillips	4,734,366
4,847	Energen Corp.	233,335
55,944	Enterprise Products Partners LP	3,170,346
18,569	EOG Resources, Inc.	2,320,754
142,864	Exxon Mobil Corp.	12,853,474
6,712	Helmerich & Payne, Inc.	431,850
2	Inergy LP	40
15,451	Kinder Morgan Energy Partners LP	1,373,594
14,125	Magellan Midstream Partners LP	714,866
13,254	Murphy Oil Corp.	788,878
4,633	NuStar Energy LP	236,746
52,151	Occidental Petroleum Corp.	4,603,369
20,282	Plains All American Pipeline LP	1,068,861
6,221	Sunoco Logistics Partners LP	377,366
3,474	TC Pipelines LP	150,424
		47,086,678
	Financials - 5.7%
1,692	1st Source Corp.	38,239
33,113	Aflac, Inc.	1,756,976
876	Arrow Financial Corp.	21,374
1,111	BancFirst Corp.	45,440
2,232	Bank of the Ozarks, Inc.	81,066
9,510	Brown & Brown, Inc.	260,003
17,281	Chubb Corp. (The)	1,387,837
10,626	Cincinnati Financial Corp.	450,968
6,106	Commerce Bancshares, Inc.	229,280
2,654	Community Bank System, Inc.	75,374
1,077	Community Trust Bancorp, Inc.	36,306
4,020	Cullen/Frost Bankers, Inc.	236,738
7,251	Eaton Vance Corp.	262,486
3,286	Erie Indemnity Co., Class A	234,423
2,442	Essex Property Trust, Inc. REIT	375,531
4,481	Federal Realty Investment Trust REIT	474,314
955	First Financial Corp.	28,812
13,832	Franklin Resources, Inc.	1,893,324
6,901	HCC Insurance Holdings, Inc.	266,931
30,660	HCP, Inc. REIT	1,422,317
18,812	McGraw-Hill Cos., Inc. (The)	1,082,066
3,858	Mercury General Corp.	152,777
1,753	National Health Investors, Inc. REIT	111,579
7,522	National Retail Properties, Inc. REIT	240,855
17,303	Old Republic International Corp.	197,254
23,666	People’s United Financial, Inc.	291,329
3,732	Prosperity Bancshares, Inc.	168,351
8,566	Realty Income Corp. REIT	374,163
1,286	Republic Bancorp, Inc., Class A	28,896
1,418	RLI Corp.	97,856
11,089	SEI Investments Co.	298,959
12,134	Senior Housing Properties Trust REIT	292,308
1,225	Southside Bancshares, Inc.	25,897
2,879	StanCorp Financial Group, Inc.	111,964
16,208	T. Rowe Price Group, Inc.	1,158,062
6,404	Tanger Factory Outlet Centers, Inc. REIT	226,830
962	Tompkins Financial Corp.	39,355
2,808	UMB Financial Corp.	124,310
3,335	United Bankshares, Inc.	85,009
824	Universal Health Realty Income Trust REIT	45,427
1,462	Urstadt Biddle Properties, Inc., Class A REIT	29,591
8,806	W.R. Berkley Corp.	362,543
1,848	Westamerica Bancorp.	82,088
575	Westwood Holdings Group, Inc.	24,173
4,571	WP Carey, Inc. REIT	256,570
		15,485,951

	Health Care - 10.5%
221,012	Abbott Laboratories	$7,487,886
12,837	Becton, Dickinson and Co.	1,078,821
5,495	C.R. Bard, Inc.	560,875
22,091	Cardinal Health, Inc.	967,807
184,172	Johnson & Johnson	13,613,994
62,872	Medtronic, Inc.	2,929,835
4,131	Owens & Minor, Inc.	126,450
23,024	Stryker Corp.	1,442,454
2,217	West Pharmaceutical Services, Inc.	131,269
		28,339,391
	Industrials - 12.5%
44,970	3M Co.	4,521,733
2,513	A.O. Smith Corp.	174,101
3,500	ABM Industries, Inc.	76,720
3,227	Brady Corp., Class A	112,590
10,634	C.H. Robinson Worldwide, Inc.	703,439
4,107	Carlisle Cos., Inc.	263,464
42,359	Caterpillar, Inc.	4,167,702
8,386	Cintas Corp.	354,392
3,337	CLARCOR, Inc.	168,385
8,987	Donaldson Co., Inc.	338,001
12,271	Dover Corp.	848,908
47,129	Emerson Electric Co.	2,698,135
13,422	Expeditors International of Washington, Inc.	575,804
19,836	Fastenal Co.	985,452
1,563	Franklin Electric Co., Inc.	103,971
24,609	General Dynamics Corp.	1,631,577
1,441	Gorman-Rupp Co. (The)	43,792
3,981	Graco, Inc.	227,713
30,343	Illinois Tool Works, Inc.	1,906,451
5,351	Lincoln Electric Holdings, Inc.	288,579
772	Lindsay Corp.	71,827
23,553	Lockheed Martin Corp.	2,046,049
1,715	McGrath RentCorp	51,261
2,445	Mine Safety Appliances Co.	113,008
4,281	Nordson Corp.	289,481
19,682	Norfolk Southern Corp.	1,355,499
9,532	Parker Hannifin Corp.	886,190
12,233	Pitney Bowes, Inc.	176,278
2,445	Raven Industries, Inc.	65,844
9,191	Rollins, Inc.	227,202
6,523	Roper Industries, Inc.	766,126
11,489	Stanley Black & Decker, Inc.	882,700
1,247	Tennant Co.	57,412
58,966	United Technologies Corp.	5,163,653
1,765	Valmont Industries, Inc.	257,196
4,583	W.W. Grainger, Inc.	998,269
2,060	Watsco, Inc.	155,221
		33,754,125
	Information Technology - 6.3%
32,654	Automatic Data Processing, Inc.	1,936,056
943	Badger Meter, Inc.	46,669
874	Cass Information Systems, Inc.	33,911
4,571	Diebold, Inc.	134,570
2,926	FactSet Research Systems, Inc.	270,714
7,953	Harris Corp.	367,429
63,527	International Business Machines Corp.	12,900,428
5,735	Jack Henry & Associates, Inc.	237,888
15,212	Linear Technology Corp.	557,063
18,754	Maxim Integrated Products, Inc.	589,813
		17,074,541
	Materials - 5.7%
14,037	Air Products & Chemicals, Inc.	1,227,255
6,184	Albemarle Corp.	379,141
4,374	AptarGroup, Inc.	225,392
6,809	Bemis Co., Inc.	242,945
20,421	Ecolab, Inc.	1,478,480
3,096	H.B. Fuller Co.	120,992
5,422	International Flavors & Fragrances, Inc.	381,872
34,741	Monsanto Co.	3,521,000
20,470	Nucor Corp.	941,825
10,455	PPG Industries, Inc.	1,441,431
20,830	Praxair, Inc.	2,299,007
4,884	Royal Gold, Inc.	364,688
8,713	RPM International, Inc.	271,933
6,821	Sherwin-Williams Co. (The)	1,105,957
8,106	Sigma-Aldrich Corp.	626,837
6,769	Sonoco Products Co.	209,771
1,397	Stepan Co.	81,948
5,875	Valspar Corp. (The)	389,395
		15,309,869
	Telecommunication Services - 5.2%
395,201	AT&T, Inc.	13,749,043
947	Atlantic Tele-Network, Inc.	40,986
6,313	Telephone & Data Systems, Inc.	159,656
		13,949,685
	Utilities - 4.6%
8,014	AGL Resources, Inc.	334,985
1,286	American States Water Co.	65,007
9,345	Aqua America, Inc.	254,464
5,998	Atmos Energy Corp.	224,085
3,982	Avista Corp.	102,975
2,835	Black Hills Corp.	114,392
2,791	California Water Service Group	54,424
627	Connecticut Water Service, Inc.	18,584
20,292	Consolidated Edison, Inc.	1,154,209
12,401	MDU Resources Group, Inc.	289,191
1,580	MGE Energy, Inc.	82,776
1,113	Middlesex Water Co.	21,492
5,517	National Fuel Gas Co.	300,125
2,759	New Jersey Resources Corp.	115,961
28,497	NextEra Energy, Inc.	2,053,209
21,485	Northeast Utilities	875,084
1,803	Northwest Natural Gas Co.	81,892
13,008	ONEOK, Inc.	611,506
4,841	Piedmont Natural Gas Co., Inc.	153,750
39,644	PPL Corp.	1,200,817
10,588	Questar Corp.	245,959
9,130	SCANA Corp.	427,375
1,330	SJW Corp.	36,070
2,053	South Jersey Industries, Inc.	111,437
59,438	Southern Co. (The)	2,628,943
12	Suburban Propane Partners LP	506
7,504	UGI Corp.	264,441
2,761	UNS Energy Corp.	125,046
5,443	Vectren Corp.	171,781
3,407	WGL Holdings, Inc.	142,856
863	York Water Co. (The)	16,311
		12,279,653
	Total Common Stocks and Other Equity Interests (Cost $228,713,178)	269,744,472

	Money Market Fund - 0.1%
187,954	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $187,954)	$187,954

	Total Investments (Cost $228,901,132)(a)-100.1%	269,932,426
	Liabilities in excess of other assets-(0.1)%	(209,773)
	Net Assets-100.0%	$269,722,653

Investment Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Effective February 25, 2013, PFM’s underlying index changed to the NASDAQ US Broad Dividend Achievers Index.

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $231,385,690. The net unrealized appreciation was $38,546,736 which consisted of aggregate gross unrealized appreciation of $41,484,818 and aggregate gross unrealized depreciation of $2,938,082.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.8%
	Banks - 68.4%
605,000	Bank of America Corp., 6.20%, Series D	$15,246,000
1,233,526	Bank of America Corp., 7.25%, Series J	31,294,555
4,396,387	Bank of America Corp., 8.20%, Series H	111,536,338
2,702,673	Bank of America Corp., 8.63%, Series 8	69,810,044
681,384	Bank of New York Mellon Corp. (The), 5.20%	17,068,669
281,654	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	7,086,415
461,355	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,732,258
2,113,666	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	54,680,539
2,296,865	BB&T Corp., 5.63%, Series E	58,455,214
468,759	BB&T Corp., 5.85%	12,112,733
1,297,062	Capital One Financial Corp., 6.00%, Series B	32,569,227
1,067,141	Goldman Sachs Group, Inc. (The), 5.95%	26,358,383
1,279,667	Goldman Sachs Group, Inc. (The), 6.20%, Series B	32,388,372
5,102,364	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	141,947,767
2,959,861	HSBC Holdings PLC, 8.13% (United Kingdom)	75,417,258
581,762	HSBC USA, Inc., 6.50%, Series H	14,654,585
250,000	JPMorgan Chase & Co., 5.45%, Series P(a)	6,187,500
832,052	JPMorgan Chase & Co., 5.50%, Series O	20,776,338
1,996,693	JPMorgan Chase & Co., 8.63%, Series J	51,454,779
2,513,774	PNC Financial Services Group, Inc., 6.13%, Series P	68,022,724
645,749	Regions Financial Corp., 6.38%, Series A	16,066,235
536,530	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	12,533,341
390,180	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	8,775,148
435,740	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	10,152,742
369,067	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	8,673,075
1,862,676	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	45,691,442
1,143,733	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	31,727,153
760,819	State Street Corp., 5.25%, Series C	19,088,949
550,785	SunTrust Banks, Inc., 5.88%, Series E(a)	13,659,468
697,302	U.S. Bancorp, 6.00%, Series G	18,757,424
1,038,561	U.S. Bancorp, 6.50%, Series F	29,827,472
928,277	U.S. Bancorp, 7.88%, Series D	23,958,829
907,390	Wells Fargo & Co., 5.20%	22,666,602
1,947,655	Wells Fargo & Co., 8.00%, Series J	57,689,541
1,164,632	Zions Bancorp, 9.50%, Series C	30,443,480
		1,208,510,599
	Diversified Financial Services - 6.0%
647,028	Charles Schwab Corp. (The), 6.00%, Series B	17,120,361
2,199,660	Credit Suisse Guernsey, 7.90% (Switzerland)	56,091,330
612,792	Discover Financial Services, 6.50%, Series B	15,626,196
664,590	HSBC Finance Corp., 6.36%, Series B	16,780,897
		105,618,784
	Insurance - 24.5%
813,552	Aegon NV, 6.38% (Netherlands)	21,306,927
286,638	Aegon NV, 6.50% (Netherlands)	7,208,946
410,398	Aegon NV, 6.88% (Netherlands)	10,354,341
1,328,305	Aegon NV, 7.25% (Netherlands)	33,831,928
455,896	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	12,240,808
585,822	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	15,992,941
574,269	ING Groep NV, 6.13% (Netherlands)	14,195,930
1,354,359	ING Groep NV, 6.38% (Netherlands)	33,628,734
2,717,138	ING Groep NV, 7.38% (Netherlands)	68,797,934
3,653,303	ING Groep NV, 8.50% (Netherlands)	95,533,873
2,099,142	MetLife, Inc., 6.50%, Series B	53,591,095
223,181	PartnerRe Ltd., 6.75%, Series C	5,691,115
751,712	PartnerRe Ltd., 7.25%, Series E (Bermuda)	20,747,251
442,635	Principal Financial Group, Inc., 6.52%, Series B	11,787,370
358,058	Prudential PLC, 6.50% (United Kingdom)	9,205,671
411,348	Prudential PLC, 6.75% (United Kingdom)	10,477,034
320,211	RenaissanceRe Holdings Ltd., 6.08%, Series C	8,088,530
65,871	RenaissanceRe Holdings Ltd., 6.60%, Series D	1,670,489
		434,350,917
	Savings & Loans - 0.9%
543,416	First Niagara Financial Group, Inc., 8.63%, Series B	16,177,494

	Total Preferred Stocks (Cost $1,553,169,104)	1,764,657,794

	Money Market Fund - 0.8%
13,584,711	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $13,584,711)	13,584,711

	Total Investments (Cost $1,566,753,815)(b)-100.6%	1,778,242,505
	Liabilities in excess of other assets-(0.6)%	(10,611,518)
	Net Assets-100.0%	$1,767,630,987

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $1,591,021,774. The net unrealized appreciation was $187,220,731 which consisted of aggregate gross unrealized appreciation of $214,077,997 and aggregate gross unrealized depreciation of $26,857,266.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	22.4%
Netherlands	16.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)*

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace/Defense - 2.1%
71,090	Lockheed Martin Corp.	$6,175,588

	Agriculture - 8.9%
211,618	Altria Group, Inc.	7,127,294
93,545	Universal Corp.	5,086,977
874,768	Vector Group Ltd.	13,593,895
		25,808,166
	Banks - 13.7%
212,044	Arrow Financial Corp.	5,173,873
174,927	Community Bank System, Inc.	4,967,927
146,305	Community Trust Bancorp, Inc.	4,931,941
76,912	Cullen/Frost Bankers, Inc.	4,529,348
230,006	Southside Bancshares, Inc.	4,862,327
115,703	Tompkins Financial Corp.	4,733,410
251,069	United Bankshares, Inc.	6,399,749
99,572	Westamerica Bancorp.	4,422,988
		40,021,563
	Chemicals - 0.0%
67	RPM International, Inc.	2,091

	Computers - 1.6%
159,106	Diebold, Inc.	4,684,081

	Diversified Financial Services - 1.8%
123,941	Westwood Holdings Group, Inc.	5,210,480

	Electric - 16.9%
240,461	Avista Corp.	6,218,322
129,712	Black Hills Corp.	5,233,879
98,298	Consolidated Edison, Inc.	5,591,190
61,112	NextEra Energy, Inc.	4,403,120
111,119	Northeast Utilities	4,525,877
216,518	PPL Corp.	6,558,330
119,086	SCANA Corp.	5,574,416
131,513	Southern Co. (The)	5,816,820
114,901	UNS Energy Corp.	5,203,866
		49,125,820
	Electrical Components & Equipment - 0.0%
26	Emerson Electric Co.	1,489

	Food - 1.5%
142,185	Sysco Corp.	4,517,217

	Gas - 15.9%
141,725	AGL Resources, Inc.	5,924,105
136,145	Atmos Energy Corp.	5,086,377
121,970	New Jersey Resources Corp.	5,126,399
113,054	Northwest Natural Gas Co.	5,134,913
148,272	Piedmont Natural Gas Co., Inc.	4,709,119
190,359	Questar Corp.	4,422,040
82,982	South Jersey Industries, Inc.	4,504,263
62	UGI Corp.	2,185
196,942	Vectren Corp.	6,215,489
124,369	WGL Holdings, Inc.	5,214,792
		46,339,682
	Household Products/Wares - 3.1%
57,231	Clorox Co. (The)	4,487,483
51,509	Kimberly-Clark Corp.	4,610,570
		9,098,053
	Insurance - 9.0%
125,444	Cincinnati Financial Corp.	5,323,843
62,437	Erie Indemnity Co., Class A	4,454,256
197,639	Mercury General Corp.	7,826,504
754,992	Old Republic International Corp.	8,606,909
		26,211,512
	Iron/Steel - 0.0%
73	Nucor Corp.	3,359

	Media - 1.9%
154,051	Meredith Corp.	5,585,889

	Miscellaneous Manufacturing - 1.9%
183,921	Leggett & Platt, Inc.	5,414,634

	Office/Business Equipment - 7.2%
1,460,150	Pitney Bowes, Inc.	21,040,762

	Oil & Gas - 1.9%
95,515	ConocoPhillips	5,539,870

	Packaging & Containers - 1.8%
164,969	Sonoco Products Co.	5,112,389

	Pharmaceuticals - 1.5%
29	Abbott Laboratories	982
60,252	Johnson & Johnson	4,453,828
		4,454,810
	Retail - 1.5%
47,141	McDonald’s Corp.	4,492,066

	Savings & Loans - 2.3%
539,075	People’s United Financial, Inc.	6,636,013

	Telecommunications - 2.4%
199,311	AT&T, Inc.	6,934,030

	Water - 3.2%
225,378	California Water Service Group	4,394,871
250,373	Middlesex Water Co.	4,834,703
		9,229,574
	Total Common Stocks (Cost $279,934,833)	291,639,138

	Money Market Fund - 0.3%
897,284	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $897,284)	897,284

	Total Investments (Cost $280,832,117)(a)-100.4%	292,536,422
	Liabilities in excess of other assets-(0.4)%	(1,145,760)
	Net Assets-100.0%	$291,390,662

Notes to Schedule of Investments:

* Effective February 25, 2013, PEY’s underlying index changed to the NASDAQ Dividend Achievers 50 Index.

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $281,768,348. The net unrealized appreciation was $10,768,074 which consisted of aggregate gross unrealized appreciation of $17,314,362 and aggregate gross unrealized depreciation of $6,546,288.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)*

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 1.6%
157,564	BHP Billiton Ltd. ADR(a)	$12,403,438

	Belgium - 2.2%
351,490	Delhaize Group SA ADR(a)	16,643,052

	Bermuda - 5.1%
302,752	Alterra Capital Holdings Ltd.	9,224,854
318,635	Axis Capital Holdings Ltd.	12,194,162
317,822	Lazard Ltd., Class A	11,012,532
68,710	RenaissanceRe Holdings Ltd.	5,884,324
		38,315,872
	Brazil - 1.2%
191,733	Companhia de Bebidas das Americas ADR(a)	8,808,214

	Canada - 20.3%
401,207	Cameco Corp.	8,646,011
73,603	Canadian National Railway Co.	7,040,863
205,142	Canadian Natural Resources Ltd.	6,199,391
53,243	Canadian Pacific Railway Ltd.	6,151,164
278,094	Enbridge, Inc.(a)	12,163,832
108,014	Imperial Oil Ltd.	4,747,215
465,032	Ritchie Bros. Auctioneers, Inc.(a)	10,188,851
316,993	Rogers Communications, Inc., Class B	14,737,005
758,136	Shaw Communications, Inc., Class B(a)	17,755,545
197,485	Suncor Energy, Inc.	6,718,440
253,116	Telus Corp.	17,029,644
620,085	Thomson Reuters Corp.	18,999,404
144,317	Tim Hortons, Inc.	7,237,498
321,082	TransCanada Corp.(a)	15,209,654
		152,824,517
	Chile - 1.5%
219,781	Empresa Nacional de Electricidad SA ADR	11,342,897

	Denmark - 0.7%
27,240	Novo Nordisk A/S ADR	5,021,694

	France - 2.0%
316,736	Sanofi ADR	15,418,709

	Hong Kong - 1.8%
250,327	China Mobile Ltd. ADR	13,692,887

	India - 1.8%
180,974	Axis Bank Ltd. GDR	5,126,994
56,228	HDFC Bank Ltd. ADR	2,261,490
124,818	Infosys Ltd. ADR(a)	6,580,405
		13,968,889
	Ireland - 1.3%
135,057	Accenture PLC, Class A	9,709,248

	Israel - 1.2%
242,088	Teva Pharmaceutical Industries Ltd. ADR	9,196,923

	Japan - 5.4%
880,224	Nippon Telegraph & Telephone Corp. ADR	18,537,518
1,441,243	NTT DoCoMo, Inc. ADR	21,863,656
		40,401,174
	Jersey Islands - 1.6%
152,266	WPP PLC ADR	11,942,222

	Marshall Islands - 8.3%
733,051	Teekay LNG Partners LP(a)	29,263,396
1,203,920	Teekay Offshore Partners LP(a)	33,167,996
		62,431,392
	Mexico - 1.5%
225,134	America Movil SAB de CV, Series L ADR	5,664,371
34,820	Coca-Cola Femsa SAB de CV ADR	5,504,346
		11,168,717
	Netherlands - 1.9%
350,759	Unilever NV(a)	14,198,724

	Norway - 2.5%
701,285	Statoil ASA ADR	18,605,091

	Russia - 2.6%
295,494	LUKOIL OAO ADR	19,945,845

	Switzerland - 5.6%
99,599	Allied World Assurance Co. Holdings AG	8,448,983
253,307	Novartis AG ADR	17,179,281
144,388	Pentair Ltd.	7,317,584
106,874	Syngenta AG ADR	9,200,782
		42,146,630
	United Kingdom - 22.2%
42,486	ARM Holdings PLC ADR	1,744,475
521,848	AstraZeneca PLC ADR(a)	25,142,637
205,316	BHP Billiton PLC ADR(a)	14,092,890
174,260	British American Tobacco PLC ADR	18,105,614
85,717	Diageo PLC ADR	10,226,038
506,900	GlaxoSmithKline PLC ADR	23,119,709
765,035	Pearson PLC ADR(a)	14,520,364
405,746	Prudential PLC ADR(a)	12,363,081
138,175	Smith & Nephew PLC ADR(a)	7,965,789
347,044	Unilever PLC ADR	14,121,220
952,475	Vodafone Group PLC ADR	26,021,617
		167,423,434
	United States - 7.5%
122,562	ACE Ltd.	10,458,215
78,788	Bunge Ltd.	6,276,252
156,409	PartnerRe Ltd.	13,715,505
21,133	Shire PLC ADR	2,116,259
578,602	Textainer Group Holdings Ltd.(a)	23,983,053
		56,549,284

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $675,087,335)-99.8%	$752,158,853

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 14.3%
	Invesco Liquid Assets Portfolio - Institutional Class (Cost $107,491,654)(b)(c)	107,491,654

107,491,654	Total Investments (Cost $782,578,989)(d)-114.1%	859,650,507
	Liabilities in excess of other assets-(14.1)%	(106,425,828)
	Net Assets-100.0%	$753,224,679

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

* Effective February 25, 2013, PID’s underlying index changed to the NASDAQ International Dividend Achievers Index.

(a) All or a portion of this security was out on loan at January 31, 2013

(b) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $787,224,495. The net unrealized appreciation was $72,426,012 which consisted of aggregate gross unrealized appreciation of $85,056,461 and aggregate gross unrealized depreciation of $12,630,449.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 10.2%
4,889	BOK Financial Corp.	$274,029
10,319	Heartland Financial USA, Inc.	244,457
16,415	PrivateBancorp, Inc.	281,846
15,287	Taylor Capital Group, Inc.(a)	265,229
		1,065,561
	Commercial Banks-Eastern U.S. - 13.2%
35,747	CapitalSource, Inc.	289,908
5,047	M&T Bank Corp.	518,276
15,855	S&T Bancorp, Inc.	292,366
3,835	Signature Bank(a)	283,522
		1,384,072
	Commercial Banks-Southern U.S. - 14.1%
20,337	BancorpSouth, Inc.	294,886
8,146	Home BancShares, Inc.	282,829
14,138	Pinnacle Financial Partners, Inc.(a)	303,543
13,143	Republic Bancorp, Inc., Class A	295,323
12,745	WesBanco, Inc.	295,557
		1,472,138
	Commercial Banks-Western U.S. - 16.8%
8,953	Banner Corp.	270,381
5,525	City National Corp.	292,604
12,721	East West Bancorp, Inc.	298,307
13,299	Sterling Financial Corp	287,125
26,482	Western Alliance Bancorp(a)	325,729
46,468	Wilshire Bancorp, Inc.(a)	285,314
		1,759,460
	Commercial Services-Finance - 2.8%
21,645	Green Dot Corp., Class A(a)	290,043

	Diversified Banking Institutions - 5.4%
12,007	JPMorgan Chase & Co.	564,929

	Electric-Integrated - 2.8%
10,801	Hawaiian Electric Industries, Inc.	291,303

	Property/Casualty Insurance - 2.5%
11,305	First American Financial Corp.	270,076

	S&L/Thrifts-Central U.S. - 2.2%
14,734	Flagstar Bancorp, Inc.(a)	231,766

	Super-Regional Banks-U.S. - 29.9%
8,563	Capital One Financial Corp.	482,268
33,693	Fifth Third Bancorp	548,859
80,204	Huntington Bancshares, Inc.	558,220
18,168	SunTrust Banks, Inc.	515,426
15,290	U.S. Bancorp	506,099
14,943	Wells Fargo & Co.	520,465
		3,131,337
	Total Common Stocks (Cost $9,462,488)	10,460,685

	Money Market Fund - 1.0%
102,203	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $102,203)	102,203

	Total Investments (Cost $9,564,691)(b)-100.9%	10,562,888
	Liabilities in excess of other assets-(0.9)%	(96,343)
	Net Assets-100.0%	$10,466,545

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $9,565,217. The net unrealized appreciation was $997,671 which consisted of aggregate gross unrealized appreciation of $1,099,810 and aggregate gross unrealized depreciation of $102,139.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 53.4%
136,738	Acorda Therapeutics, Inc.(a)	$3,948,993
140,878	Affymax, Inc.(a)	2,649,915
65,739	Alexion Pharmaceuticals, Inc.(a)	6,178,809
71,085	Amgen, Inc.	6,074,924
42,339	Biogen Idec, Inc.(a)	6,608,271
84,783	Cubist Pharmaceuticals, Inc.(a)	3,649,060
229,230	Emergent Biosolutions, Inc.(a)	3,679,141
168,328	Gilead Sciences, Inc.(a)	6,640,540
195,627	Incyte Corp.(a)	3,595,624
127,908	Life Technologies Corp.(a)	8,274,369
321,779	Momenta Pharmaceuticals, Inc.(a)	4,057,633
119,883	Myriad Genetics, Inc.(a)	3,244,034
336,562	NPS Pharmaceuticals, Inc.(a)	2,975,208
435,829	PDL BioPharma, Inc.	2,998,504
136,035	Seattle Genetics, Inc.(a)	4,006,231
65,520	United Therapeutics Corp.(a)	3,530,873
		72,112,129
	Chemicals - 5.0%
87,040	Sigma-Aldrich Corp.	6,730,803

	Electronics - 7.9%
62,567	FEI Co.	3,814,084
74,657	Waters Corp.(a)	6,836,342
		10,650,426
	Healthcare-Products - 8.2%
235,826	Bruker Corp.(a)	3,978,385
199,945	Luminex Corp.(a)	3,674,989
48,561	Techne Corp.	3,480,852
		11,134,226
	Pharmaceuticals - 25.6%
129,880	BioMarin Pharmaceutical, Inc.(a)	7,129,113
374,244	Isis Pharmaceuticals, Inc.(a)	5,437,765
66,021	Medivation, Inc.(a)	3,588,902
75,589	Neogen Corp.(a)	3,514,133
45,620	Onyx Pharmaceuticals, Inc.(a)	3,536,462
337,883	Optimer Pharmaceuticals, Inc.(a)	3,135,554
64,902	Pharmacyclics, Inc.(a)	4,499,656
138,888	ViroPharma, Inc.(a)	3,702,754
		34,544,339
	Total Common Stocks (Cost $112,305,612)	135,171,923

	Money Market Fund - 0.1%
156,031	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $156,031)	156,031

	Total Investments (Cost $112,461,643)(b)-100.2%	135,327,954
	Liabilities in excess of other assets-(0.2)%	(218,928)
	Net Assets-100.0%	$135,109,026

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $112,833,551. The net unrealized appreciation was $22,494,403 which consisted of aggregate gross unrealized appreciation of $26,665,647 and aggregate gross unrealized depreciation of $4,171,244.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 13.4%
96,650	AAON, Inc.	$2,197,821
88,759	Apogee Enterprises, Inc.	2,170,158
267,683	Headwaters, Inc.(a)	2,505,513
38,688	Lennox International, Inc.	2,224,947
22,602	Martin Marietta Materials, Inc.	2,231,495
		11,329,934
	Commercial Services - 4.9%
144,238	Quanta Services, Inc.(a)	4,178,575

	Distribution/Wholesale - 5.5%
65,968	Beacon Roofing Supply, Inc.(a)	2,384,084
48,572	Pool Corp.	2,225,569
		4,609,653
	Engineering & Construction - 24.4%
90,064	AECOM Technology Corp.(a)	2,302,937
62,386	EMCOR Group, Inc.	2,266,483
90,573	Foster Wheeler AG (Switzerland)(a)	2,364,861
66,489	Granite Construction, Inc.	2,417,540
134,169	KBR, Inc.	4,188,756
94,884	MYR Group, Inc.(a)	2,130,146
158,202	Tutor Perini Corp.(a)	2,624,571
53,994	URS Corp.	2,239,671
		20,534,965
	Environmental Control - 2.7%
78,984	Tetra Tech, Inc.(a)	2,263,681

	Forest Products & Paper - 2.5%
29,458	Deltic Timber Corp.	2,137,473

	Home Builders - 13.5%
92,432	M/I Homes, Inc.(a)	2,517,847
4,144	NVR, Inc.(a)	4,266,911
221,874	PulteGroup, Inc.(a)	4,601,667
		11,386,425
	Home Furnishings - 2.4%
71,615	American Woodmark Corp.(a)	1,991,613

	Machinery-Construction & Mining - 6.3%
51,297	Hyster-Yale Materials Handling, Inc.	2,574,084
84,095	Terex Corp.(a)	2,722,996
		5,297,080
	Miscellaneous Manufacturing - 7.3%
32,317	A.O. Smith Corp.	2,238,922
76,468	Ingersoll-Rand PLC (Ireland)	3,929,690
		6,168,612
	Retail - 11.9%
57,322	Home Depot, Inc. (The)	3,835,988
103,342	Lowe’s Cos., Inc.	3,946,631
37,898	Lumber Liquidators Holdings, Inc.(a)	2,242,804
		10,025,423
	Textiles - 5.2%
43,376	Mohawk Industries, Inc.(a)	4,409,604

	Total Common Stocks (Cost $72,049,954)	84,333,038

	Money Market Fund - 0.1%
82,888	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,888)	82,888

	Total Investments (Cost $72,132,842)(b)-100.1%	84,415,926
	Liabilities in excess of other assets-(0.1)%	(114,005)
	Net Assets-100.0%	$84,301,921

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $72,187,104. The net unrealized appreciation was $12,228,822 which consisted of aggregate gross unrealized appreciation of $12,334,795 and aggregate gross unrealized depreciation of $105,973.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Gas-Distribution - 2.8%
109,709	Questar Corp.	$2,548,540

	Oil Companies-Exploration & Production - 36.1%
45,703	Cabot Oil & Gas Corp.	2,412,204
35,805	Cimarex Energy Co.	2,286,507
55,240	Contango Oil & Gas Co.	2,371,453
139,498	Denbury Resources, Inc.(a)	2,598,848
102,546	EPL Oil & Gas, Inc.(a)	2,508,275
116,223	LRR Energy LP	2,023,442
52,472	Occidental Petroleum Corp.	4,631,704
94,736	Pioneer Southwest Energy Partners LP	2,404,400
47,894	Rosetta Resources, Inc.(a)	2,539,340
103,836	Stone Energy Corp.(a)	2,336,310
47,921	Unit Corp.(a)	2,306,438
254,127	VAALCO Energy, Inc.(a)	2,157,538
129,900	W&T Offshore, Inc.	2,286,240
		32,862,699
	Oil Companies-Integrated - 26.9%
37,333	Chevron Corp.	4,298,895
69,301	ConocoPhillips	4,019,458
44,768	Exxon Mobil Corp.	4,027,777
79,545	Hess Corp.	5,342,243
37,931	Murphy Oil Corp.	2,257,653
75,351	Phillips 66	4,564,010
		24,510,036
	Oil Refining & Marketing - 34.3%
151,369	Alon USA Energy, Inc.	2,969,860
69,346	Calumet Specialty Products Partners LP	2,198,268
51,988	CVR Energy, Inc.(a)	3,054,295
81,939	Delek US Holdings, Inc.	2,783,468
47,481	HollyFrontier Corp.	2,479,458
66,280	Marathon Petroleum Corp.	4,918,639
92,382	Northern Tier Energy LP	2,328,026
50,912	Tesoro Corp.	2,478,905
122,324	Valero Energy Corp.	5,349,229
77,910	Western Refining, Inc.	2,620,113
		31,180,261
	Total Common Stocks and Other Equity Interests (Cost $76,878,606)	91,101,536

	Money Market Fund - 0.2%
137,838	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $137,838)	137,838

	Total Investments (Cost $77,016,444)(b)-100.3%	91,239,374
	Liabilities in excess of other assets-(0.3)%	(273,490)
	Net Assets-100.0%	$90,965,884

Notes to Schedule of Investments

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $77,222,759. The net unrealized appreciation was $14,016,615 which consisted of aggregate gross unrealized appreciation of $15,374,348 and aggregate gross unrealized depreciation of $1,357,733.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Chemicals - 5.3%
55,808	Monsanto Co.	$5,656,141

	Agricultural Operations - 2.5%
313,269	Adecoagro S.A. (Luxembourg)(a)	2,662,787

	Beverages-Non-alcoholic - 7.8%
89,419	Coca-Cola Enterprises, Inc.	3,118,040
72,803	PepsiCo, Inc.	5,303,699
		8,421,739
	Beverages-Wine/Spirits - 2.3%
77,706	Constellation Brands, Inc., Class A(a)	2,514,566

	Brewery - 2.8%
67,248	Molson Coors Brewing Co., Class B	3,038,265

	Food-Confectionery - 10.4%
69,763	Hershey Co. (The)	5,542,670
31,518	J.M. Smucker Co. (The)	2,793,440
104,485	Tootsie Roll Industries, Inc.	2,831,544
		11,167,654
	Food-Dairy Products - 2.8%
162,666	Dean Foods Co.(a)	2,978,414

	Food-Miscellaneous/Diversified - 41.1%
60,650	Cal-Maine Foods, Inc.	2,527,892
75,867	Campbell Soup Co.	2,785,077
93,372	ConAgra Foods, Inc.	3,052,331
124,701	General Mills, Inc.	5,229,960
87,436	H.J. Heinz Co.	5,301,245
42,927	Ingredion, Inc.	2,836,187
44,325	J & J Snack Foods Corp.	3,020,749
92,165	Kellogg Co.	5,391,652
113,036	Kraft Foods Group, Inc.	5,224,524
39,367	Lancaster Colony Corp.	2,813,166
1,187	Seaboard Corp.	3,208,829
115,784	Snyders-Lance, Inc.	2,944,387
		44,335,999
	Food-Retail - 7.7%
106,253	Kroger Co. (The)	2,943,208
55,955	Whole Foods Market, Inc.	5,385,669
		8,328,877
	Food-Wholesale/Distribution - 5.3%
107,441	Fresh Del Monte Produce, Inc.	2,831,070
53,855	United Natural Foods, Inc.(a)	2,907,093
		5,738,163
	Poultry - 2.7%
58,122	Sanderson Farms, Inc.	2,933,999

	Retail-Restaurants - 9.3%
105,449	AFC Enterprises, Inc.(a)	3,064,348
306,384	Krispy Kreme Doughnuts, Inc.(a)	3,982,992
52,675	Papa John’s International, Inc.(a)	2,955,067
		10,002,407
	Total Common Stocks (Cost $99,161,659)	107,779,011

	Money Market Fund - 0.1%
90,555	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,555)	90,555

	Total Investments (Cost $99,252,214)(b)-100.1%	107,869,566
	Liabilities in excess of other assets-(0.1)%	(86,320)
	Net Assets-100.0%	$107,783,246

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $99,404,604. The net unrealized appreciation was $8,464,962 which consisted of aggregate gross unrealized appreciation of $9,656,275 and aggregate gross unrealized depreciation of $1,191,313.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Insurance Brokers - 4.6%
6,878	Aon PLC (United Kingdom)	$397,136

	Investment Management/Advisor Services - 2.6%
12,830	National Financial Partners Corp.(a)	225,936

	Life/Health Insurance - 18.9%
7,373	Aflac, Inc.	391,211
8,628	Lincoln National Corp.	250,039
7,443	Primerica, Inc.	244,726
7,849	Protective Life Corp.	248,342
6,266	StanCorp Financial Group, Inc.	243,685
17,425	Symetra Financial Corp.	243,079
		1,621,082
	Multi-line Insurance - 39.9%
4,931	ACE Ltd.	420,762
9,651	Allstate Corp. (The)	423,679
5,408	American Financial Group, Inc.	230,165
11,793	American International Group, Inc.(a)	446,129
6,229	Assurant, Inc.	238,197
5,259	Cincinnati Financial Corp.	223,192
13,840	CNA Financial Corp.	431,116
35,816	Genworth Financial, Inc., Class A(a)	328,433
11,146	Horace Mann Educators Corp.	242,314
11,771	MetLife, Inc.	439,529
		3,423,516
	Property/Casualty Insurance - 23.4%
7,394	AmTrust Financial Services, Inc.	245,777
11,163	Employers Holdings, Inc.	237,883
8,802	Fidelity National Financial, Inc., Class A	220,930
8,954	First American Financial Corp.	213,911
5,778	HCC Insurance Holdings, Inc.	223,493
4,970	ProAssurance Corp.	223,849
7,806	Stewart Information Services Corp.	207,327
5,517	Travelers Cos., Inc. (The)	432,864
		2,006,034
	Reinsurance - 10.6%
6,808	Aspen Insurance Holdings Ltd. (Bermuda)	232,221
1,965	Everest Re Group Ltd.	227,567
2,571	PartnerRe Ltd.	225,451
6,010	Validus Holdings Ltd.	218,824
		904,063
	Total Common Stocks (Cost $7,157,773)	8,577,767

	Money Market Fund - 1.0%
87,015	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $87,015)	87,015

	Total Investments (Cost $7,244,788)(b)-101.0%	8,664,782
	Liabilities in excess of other assets-(1.0)%	(86,051)
	Net Assets-100.0%	$8,578,731

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $7,246,631. The net unrealized appreciation was $1,418,151 which consisted of aggregate gross unrealized appreciation of $1,457,687 and aggregate gross unrealized depreciation of $39,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Entertainment - 21.5%
37,399	Bally Technologies, Inc.(a)	$1,801,136
26,709	Churchill Downs, Inc.	1,727,004
62,068	Cinemark Holdings, Inc.	1,746,593
103,064	Lions Gate Entertainment Corp. (Canada)(a)	1,888,132
42,406	Marriott Vacations Worldwide Corp.(a)	1,881,978
114,222	Multimedia Games Holding Co., Inc.(a)	1,934,921
130,665	Pinnacle Entertainment, Inc.(a)	2,031,841
29,975	Vail Resorts, Inc.	1,584,179
		14,595,784
	Internet - 2.6%
27,529	Expedia, Inc.	1,796,267

	Leisure Time - 7.2%
81,107	Carnival Corp.	3,140,463
47,893	Royal Caribbean Cruises Ltd.	1,733,727
		4,874,190
	Lodging - 10.3%
57,358	Starwood Hotels & Resorts Worldwide, Inc.	3,522,355
27,537	Wynn Resorts Ltd.	3,448,183
		6,970,538
	Media - 23.5%
31,998	AMC Networks, Inc., Class A(a)	1,822,926
52,422	Scripps Networks Interactive, Inc., Class A	3,238,107
245,783	Starz - Liberty Capital (a)	3,917,781
65,435	Time Warner, Inc.	3,305,776
59,971	Viacom, Inc., Class B	3,619,250
		15,903,840
	Retail - 34.9%
63,850	AFC Enterprises, Inc.(a)	1,855,481
44,794	Bob Evans Farms, Inc.	1,983,030
49,377	Cheesecake Factory, Inc. (The)	1,637,341
27,474	Cracker Barrel Old Country Store, Inc.	1,780,865
355,413	Denny’s Corp.(a)	1,798,390
26,776	DineEquity, Inc.(a)	1,961,610
31,917	HSN, Inc.	1,902,253
185,518	Krispy Kreme Doughnuts, Inc.(a)	2,411,734
10,517	Panera Bread Co., Class A(a)	1,680,722
31,895	Papa John’s International, Inc.(a)	1,789,309
166,655	Sonic Corp.(a)	1,859,870
46,139	Yum! Brands, Inc.	2,996,267
		23,656,872
	Total Common Stocks (Cost $59,266,283)	67,797,491

	Money Market Fund - 0.2%
95,204	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,204)	95,204

	Total Investments (Cost $59,361,487)(b)-100.2%	67,892,695
	Liabilities in excess of other assets-(0.2)%	(101,853)
	Net Assets-100.0%	$67,790,842

Notes to Schedule of Investments

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $59,482,698. The net unrealized appreciation was $8,409,997 which consisted of aggregate gross unrealized appreciation of $8,576,409 and aggregate gross unrealized depreciation of $166,412.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Sales - 2.8%
56,876	Lamar Advertising Co., Class A(a)	$2,425,193

	Broadcast Services/Program - 11.2%
67,784	Discovery Communications, Inc., Class A(a)(b)	4,702,854
37,830	Scripps Networks Interactive, Inc., Class A	2,336,759
177,369	Starz - Liberty Capital(a)(b)	2,827,262
		9,866,875
	Cable/Satellite TV - 11.8%
110,135	Comcast Corp., Class A	4,193,941
61,973	DISH Network Corp., Class A	2,309,734
43,154	Time Warner Cable, Inc.	3,855,378
		10,359,053
	Commercial Services - 2.8%
15,675	Alliance Data Systems Corp.(a)(b)	2,470,380

	Diversified Operations/Commercial Services - 3.1%
99,356	Viad Corp.	2,774,019

	E-Commerce/Services - 2.2%
47,371	IAC/InterActiveCorp.	1,954,054

	E-Marketing/Information - 2.7%
118,364	ValueClick, Inc.(a)(b)	2,422,911

	Human Resources - 2.7%
410,574	Monster Worldwide, Inc.(a)(b)	2,381,329

	Internet Content-Entertainment - 2.5%
87,247	Shutterstock, Inc.(a)	2,201,242

	Motion Pictures & Services - 2.8%
136,357	Lions Gate Entertainment Corp. (Canada)(a)(b)	2,498,060

	Multimedia - 15.4%
250,956	Demand Media, Inc.(a)(b)	2,120,578
219,404	E.W. Scripps Co. (The), Class A(a)	2,411,250
166,185	News Corp., Class A	4,609,972
86,571	Time Warner, Inc.	4,373,567
		13,515,367
	Printing-Commercial - 2.7%
85,972	Valassis Communications, Inc.(b)	2,412,374

	Publishing-Books - 5.6%
44,060	McGraw-Hill Cos., Inc. (The)	2,534,331
79,598	Scholastic Corp.	2,360,877
		4,895,208
	Publishing-Newspapers - 2.8%
124,778	Gannett Co., Inc.(b)	2,449,392

	Retail-Discount - 2.9%
42,230	HSN, Inc.	2,516,908

	Television - 11.1%
42,334	AMC Networks, Inc., Class A(a)	2,411,768
310,213	Belo Corp., Class A	2,627,504
113,808	CBS Corp., Class B	4,748,070
		9,787,342
	Web Portals/ISP - 14.9%
69,000	AOL, Inc.(a)	2,114,850
151,426	Blucora, Inc.(a)	2,250,191
5,864	Google, Inc., Class A(a)	4,431,366
218,156	Yahoo!, Inc.(a)	4,282,402
		13,078,809
	Total Common Stocks (Cost $77,806,176)	88,008,516

	Money Market Fund - 0.1%
135,867	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $135,867)	135,867

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $77,942,043)-100.1%	88,144,383

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 14.5%
12,735,400	Invesco Liquid Assets Portfolio - Institutional Class (Cost $12,735,400) (c)(d)	12,735,400

	Total Investments (Cost $90,677,443)(e)-114.6%	100,879,783
	Liabilities in excess of other assets-(14.6)%	(12,886,435)
	Net Assets-100.0%	$87,993,348

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $90,994,093. The net unrealized appreciation was $9,885,690 which consisted of aggregate gross unrealized appreciation of $11,024,247 and aggregate gross unrealized depreciation of $1,138,557.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Computers - 7.9%
175,401	Brocade Communications Systems, Inc.(a)	$1,003,294
39,661	NetScout Systems, Inc.(a)	1,032,376
55,658	Riverbed Technology, Inc.(a)	1,079,765
		3,115,435
	Electrical Components & Equipment - 5.9%
26,440	Belden, Inc.	1,273,086
37,767	Molex, Inc.	1,025,752
		2,298,838
	Electronics - 5.1%
29,483	Amphenol Corp., Class A	1,992,166

	Internet - 10.0%
19,487	F5 Networks, Inc.(a)	2,043,796
20,237	Sourcefire, Inc.(a)	862,096
71,366	Websense, Inc.(a)	1,044,085
		3,949,977
	Semiconductors - 12.9%
28,280	Cavium, Inc.(a)	945,683
135,549	Emulex Corp.(a)	1,035,595
105,093	QLogic Corp.(a)	1,213,824
28,695	QUALCOMM, Inc.	1,894,731
		5,089,833
	Software - 14.4%
29,850	Citrix Systems, Inc.(a)	2,183,826
52,547	Infoblox, Inc.	990,511
17,781	SolarWinds, Inc.(a)	967,642
20,073	VMware, Inc., Class A(a)	1,535,183
		5,677,162
	Telecommunications - 43.9%
50,727	ADTRAN, Inc.	1,024,685
71,316	Arris Group, Inc.(a)	1,178,140
51,144	Aruba Networks, Inc.(a)	1,178,358
66,954	Ciena Corp.(a)	1,048,500
96,542	Cisco Systems, Inc.	1,985,869
217,528	Harmonic, Inc.(a)	1,137,671
101,536	Juniper Networks, Inc.(a)	2,272,376
33,528	Motorola Solutions, Inc.	1,957,700
28,580	NETGEAR, Inc.(a)	1,003,444
18,308	Palo Alto Networks, Inc.(a)	1,013,531
48,246	Procera Networks, Inc.(a)	811,980
75,210	Ruckus Wireless, Inc.(a)	1,771,947
392,050	Tellabs, Inc.	893,874
		17,278,075
	Total Common Stocks (Cost $38,034,279)	39,401,486

	Money Market Fund - 0.2%
95,645	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,645)	95,645

	Total Investments (Cost $38,129,924)(b)-100.3%	39,497,131
	Liabilities in excess of other assets-(0.3)%	(121,605)
	Net Assets-100.0%	$39,375,526

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $38,424,162. The net unrealized appreciation was $1,072,969 which consisted of aggregate gross unrealized appreciation of $4,695,361 and aggregate gross unrealized depreciation of $3,622,392.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Engineering/R&D Services - 2.7%
280,648	McDermott International, Inc.(a)	$3,415,486

	Oil & Gas Drilling - 18.5%
78,520	Diamond Offshore Drilling, Inc.	5,896,067
103,792	Helmerich & Payne, Inc.	6,677,977
201,036	Nabors Industries Ltd. (Bermuda)(a)	3,351,270
705,302	Parker Drilling Co.(a)	3,963,797
166,398	Patterson-UTI Energy, Inc.	3,384,536
		23,273,647
	Oil Field Machinery & Equipment - 7.4%
41,995	Dril-Quip, Inc.(a)	3,405,375
79,325	National Oilwell Varco, Inc.	5,881,155
		9,286,530
	Oil-Field Services - 58.4%
268,170	Basic Energy Services, Inc.(a)	3,467,438
147,983	C&J Energy Services, Inc.(a)	3,390,291
52,510	Core Laboratories NV (Netherlands)	6,702,376
141,602	Exterran Holdings, Inc.(a)	3,290,830
135,748	Exterran Partners LP	3,187,363
162,454	Halliburton Co.	6,608,629
168,773	Helix Energy Solutions Group, Inc.(a)	4,003,296
82,158	Hornbeck Offshore Services, Inc.(a)	3,024,236
441,738	Key Energy Services, Inc.(a)	3,591,330
378,873	Newpark Resources, Inc.(a)	3,265,885
102,846	Oceaneering International, Inc.	6,500,896
41,787	Oil States International, Inc.(a)	3,241,835
408,745	Pioneer Energy Services Corp.(a)	3,098,287
255,640	RPC, Inc.	3,826,931
75,646	Schlumberger Ltd. (Curacao)	5,904,170
145,504	Superior Energy Services, Inc.(a)	3,633,235
520,452	Weatherford International Ltd. (Switzerland)(a)	6,948,034
		73,685,062
	Seismic Data Collection - 5.4%
38,797	Geospace Technologies Corp.(a)	3,497,937
495,841	ION Geophysical Corp.(a)	3,371,719
		6,869,656
	Transportation-Marine - 5.0%
91,720	Teekay Corp. (Bahamas)	3,226,710
110,973	Teekay Offshore Partners LP (Marshall Islands)	3,057,306
		6,284,016
	Transportation-Services - 2.6%
56,720	Bristow Group, Inc.	3,231,906

	Total Common Stocks and Other Equity Interests (Cost $122,331,494)	126,046,303

	Money Market Fund - 0.1%
144,588	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $144,588)	144,588

	Total Investments (Cost $122,476,082)(b)-100.1%	126,190,891
	Liabilities in excess of other assets-(0.1)%	(131,000)
	Net Assets-100.0%	$126,059,891

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $123,362,063. The net unrealized appreciation was $2,828,828 which consisted of aggregate gross unrealized appreciation of $10,995,856 and aggregate gross unrealized depreciation of $8,167,028.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 2.5%
407,513	Prestige Brands Holdings, Inc.(a)	$8,741,154

	Medical Products - 5.5%
132,823	Baxter International, Inc.	9,010,712
295,381	Hospira, Inc.(a)	10,078,400
		19,089,112
	Medical-Biomedical/Genetics - 21.4%
181,732	Amgen, Inc.	15,530,817
59,040	Biogen Idec, Inc.(a)	9,214,963
112,004	Celgene Corp.(a)	11,083,916
430,337	Gilead Sciences, Inc. (a)	16,976,795
409,984	Medicines Co. (The)(a)	12,250,322
753,507	Spectrum Pharmaceuticals, Inc.	9,501,723
		74,558,536
	Medical-Drugs - 55.0%
518,793	Abbott Laboratories	17,576,707
652,505	Akorn, Inc.(a)	8,541,290
94,904	Allergan, Inc.	9,965,869
459,891	Auxilium Pharmaceuticals, Inc.(a)	8,461,994
494,562	Bristol-Myers Squibb Co.	17,873,471
329,069	Eli Lilly & Co.	17,667,715
307,132	Endo Health Solutions, Inc.(a)	9,723,799
248,231	Forest Laboratories, Inc.(a)	9,010,785
304,285	Hi-Tech Pharmacal Co., Inc.	11,136,831
231,430	Johnson & Johnson	17,107,306
364,281	Merck & Co., Inc.	15,755,153
644,988	Pfizer, Inc.	17,595,273
205,424	Salix Pharmaceuticals Ltd.(a)	9,839,810
882,883	Santarus, Inc.(a)	11,795,317
778,966	Vivus, Inc.(a)	9,433,278
		191,484,598
	Medical-Generic Drugs - 10.1%
100,016	Actavis, Inc.(a)	8,640,382
432,761	Impax Laboratories, Inc.(a)	8,724,462
323,851	Mylan, Inc.(a)	9,155,268
85,046	Perrigo Co.	8,547,973
		35,068,085
	Therapeutics - 5.5%
339,203	Questcor Pharmaceuticals, Inc.	8,642,892
754,916	Warner Chilcott PLC, Class A (Ireland)	10,697,160
		19,340,052
	Total Common Stocks (Cost $297,511,454)	348,281,537

	Money Market Fund - 0.0%
111,306	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $111,306)	111,306

	Total Investments (Cost $297,622,760)(b)-100.0%	348,392,843
	Other assets less liabilities-0.0%	64,330
	Net Assets-100.0%	$348,457,173

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $298,590,761. The net unrealized appreciation was $49,802,082 which consisted of aggregate gross unrealized appreciation of $54,772,579 and aggregate gross unrealized depreciation of $4,970,497.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Distribution/Wholesale - 3.1%
32,744	Beacon Roofing Supply, Inc.(a)	$1,183,368

	E-Commerce/Services - 3.1%
176,566	United Online, Inc.	1,172,398

	Food-Retail - 16.3%
19,485	Fresh Market, Inc. (The)(a)	952,622
26,934	Harris Teeter Supermarkets, Inc.	1,117,492
59,029	Safeway, Inc.	1,136,308
25,822	Weis Markets, Inc.	1,039,594
20,269	Whole Foods Market, Inc.	1,950,891
		6,196,907
	Rental Auto/Equipment - 2.7%
35,186	Aaron’s, Inc.	1,043,265

	Retail-Apparel/Shoe - 24.4%
47,635	American Eagle Outfitters, Inc.	962,703
30,108	ANN, Inc.(a)	928,531
53,016	Brown Shoe Co., Inc.	913,996
35,967	Cato Corp. (The), Class A	991,610
54,155	Chico’s FAS, Inc.	970,999
28,181	Foot Locker, Inc.	968,017
53,726	Gap, Inc. (The)	1,755,766
37,708	Limited Brands, Inc.	1,810,738
		9,302,360
	Retail-Appliances - 2.7%
35,709	Conn’s, Inc.(a)	1,015,564

	Retail-Building Products - 7.9%
28,450	Home Depot, Inc. (The)	1,903,874
18,819	Lumber Liquidators Holdings, Inc.(a)	1,113,708
		3,017,582
	Retail-Computer Equipment - 2.3%
38,473	GameStop Corp., Class A	892,574

	Retail-Discount - 9.9%
19,065	Costco Wholesale Corp.	1,951,112
25,709	Wal-Mart Stores, Inc.	1,798,345
		3,749,457
	Retail-Drug Store - 11.1%
39,809	CVS Caremark Corp.	2,038,221
54,598	Walgreen Co.	2,181,736
		4,219,957
	Retail-Home Furnishings - 2.6%
27,373	Restoration Hardware Holdings, Inc.(a)	985,428

	Retail-Jewelry - 3.1%
18,789	Signet Jewelers Ltd. (United Kingdom)	1,175,816

	Retail-Office Supplies - 2.9%
101,000	OfficeMax, Inc.	1,088,780

	Retail-Regional Department Store - 5.0%
12,033	Dillard’s, Inc., Class A	1,015,706
39,044	Stage Stores, Inc.	892,155
		1,907,861
	Transportation-Equipment & Leasing - 3.0%
8,416	AMERCO	1,131,615

	Total Common Stocks (Cost $36,178,223)	38,082,932

	Money Market Fund - 0.2%
93,292	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,292)	93,292

	Total Investments (Cost $36,271,515)(b)-100.3%	38,176,224
	Liabilities in excess of other assets-(0.3)%	(98,463)
	Net Assets-100.0%	$38,077,761

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $36,302,623. The net unrealized appreciation was $1,873,601 which consisted of aggregate gross unrealized appreciation of $2,879,093 and aggregate gross unrealized depreciation of $1,005,492.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Computers-Memory Devices - 2.5%
35,815	Spansion, Inc., Class A(a)	$411,873

	Electronic Components-Semiconductors - 38.9%
98,764	Amkor Technology, Inc.(a)	457,277
11,915	Cavium, Inc.(a)	398,438
12,991	Cree, Inc.(a)	560,562
80,876	Entropic Communications, Inc.(a)	423,790
39,322	Intel Corp.	827,335
62,277	LSI Corp.(a)	438,430
70,192	Micron Technology, Inc.(a)	530,652
55,669	MIPS Technologies, Inc.(a)	437,558
64,235	NVIDIA Corp.	787,521
24,793	Peregrine Semiconductor Corp.(a)	297,020
81,504	PMC - Sierra, Inc.(a)	471,093
22,209	Xilinx, Inc.	810,406
		6,440,082
	Power Conversion/Supply Equipment - 3.0%
32,818	Advanced Energy Industries, Inc.(a)	503,756

	Semiconductor Components-Integrated Circuits - 27.4%
18,954	Analog Devices, Inc.	827,153
13,402	Cirrus Logic, Inc.(a)	378,339
6,917	Hittite Microwave Corp.(a)	424,565
23,186	Linear Technology Corp.	849,071
26,363	Maxim Integrated Products, Inc.	829,116
12,096	QUALCOMM, Inc.	798,699
82,954	TriQuint Semiconductor, Inc.(a)	435,509
		4,542,452
	Semiconductor Equipment - 25.6%
46,847	Entegris, Inc.(a)	461,912
16,924	KLA-Tencor Corp.	929,297
36,723	Kulicke & Soffa Industries, Inc.(a)	415,704
33,313	MagnaChip Semiconductor Corp.(a)	533,674
17,309	MKS Instruments, Inc.	481,190
26,838	Teradyne, Inc.(a)	433,702
12,789	Ultratech, Inc.(a)	520,896
14,749	Veeco Instruments, Inc.(a)	463,856
		4,240,231
	Wireless Equipment - 2.7%
10,178	InterDigital, Inc.	441,624

	Total Common Stocks (Cost $15,752,561)	16,580,018

	Money Market Fund - 0.5%
84,439	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $84,439)	84,439

	Total Investments (Cost $15,837,000)(b)-100.6%	16,664,457
	Liabilities in excess of other assets-(0.6)%	(96,707)
	Net Assets-100.0%	$16,567,750

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $15,876,318. The net unrealized appreciation was $788,139 which consisted of aggregate gross unrealized appreciation of $1,511,989 and aggregate gross unrealized depreciation of $723,850.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Applications Software - 18.3%
42,205	Demandware, Inc.(a)	$1,341,697
35,375	Intuit, Inc.	2,206,692
79,614	Microsoft Corp.	2,186,997
19,389	NetSuite, Inc.(a)	1,361,689
83,284	PDF Solutions, Inc.(a)	1,250,926
		8,348,001
	Communications Software - 2.5%
20,631	SolarWinds, Inc.(a)	1,122,739

	Computer Aided Design - 3.0%
44,478	Aspen Technology, Inc.(a)	1,361,027

	Computer Services - 6.0%
20,055	DST Systems, Inc.	1,342,482
20,196	Manhattan Associates, Inc.(a)	1,383,628
		2,726,110
	Computer Software - 2.7%
131,213	Accelrys, Inc.(a)	1,236,026

	Computers-Integrated Systems - 5.3%
29,740	Jack Henry & Associates, Inc.	1,233,615
46,019	NetScout Systems, Inc.(a)	1,197,875
		2,431,490
	Data Processing/Management - 5.5%
17,420	CommVault Systems, Inc.(a)	1,336,637
62,217	CSG Systems International, Inc.(a)	1,171,546
		2,508,183
	E-Commerce/Services - 3.0%
25,751	OpenTable, Inc.(a)	1,356,820

	Electronic Design Automation - 10.4%
90,808	Cadence Design Systems, Inc.(a)	1,264,955
77,427	Mentor Graphics Corp.(a)	1,326,325
64,613	Synopsys, Inc.(a)	2,160,659
		4,751,939
	Enterprise Software/Services - 15.5%
51,741	BMC Software, Inc.(a)	2,149,838
66,023	Oracle Corp.	2,344,477
24,637	Tyler Technologies, Inc.(a)	1,331,630
12,232	Ultimate Software Group, Inc. (The)(a)	1,242,037
		7,067,982
	Finance-Mortgage Loan/Banker - 2.0%
46,575	Ellie Mae, Inc.(a)	932,897

	Internet Infrastructure Software - 2.4%
100,696	AsiaInfo-Linkage, Inc.(a)	1,105,642

	Internet Security - 5.4%
112,970	Symantec Corp.(a)	2,459,357

	Medical Information Systems - 7.6%
27,445	Cerner Corp.(a)	2,265,585
23,088	Computer Programs & Systems, Inc.	1,214,659
		3,480,244
	Telecommunication Services - 7.8%
63,339	Amdocs Ltd. (Guernsey)	2,260,569
136,159	Premiere Global Services, Inc.(a)	1,275,810
		3,536,379
	Transactional Software - 2.7%
22,334	Solera Holdings, Inc.	1,224,127

	Total Common Stocks (Cost $40,358,463)	45,648,963

	Money Market Fund - 0.2%
102,299	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $102,299)	102,299

	Total Investments (Cost $40,460,762)(b)-100.3%	45,751,262
	Liabilities in excess of other assets-(0.3)%	(120,211)
	Net Assets-100.0%	$45,631,051

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $40,508,834. The net unrealized appreciation was $5,242,428 which consisted of aggregate gross unrealized appreciation of $5,930,641 and aggregate gross unrealized depreciation of $688,213.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agricultural Chemicals - 8.9%
9,276	CF Industries Holdings, Inc.	$2,125,781
21,683	Monsanto Co.	2,197,572
36,735	Mosaic Co. (The)	2,250,019
4,994	Terra Nitrogen Co. LP	1,222,281
		7,795,653
	Building Products-Cement/Aggregates - 1.5%
142,532	Headwaters, Inc.(a)	1,334,100

	Chemicals-Diversified - 16.1%
23,619	Axiall Corp.	1,326,915
65,783	Dow Chemical Co. (The)	2,118,213
35,806	FMC Corp.	2,200,995
65,888	Huntsman Corp.	1,161,605
22,613	Innophos Holdings, Inc.	1,143,539
36,271	Innospec, Inc.	1,459,908
52,257	Olin Corp.	1,215,498
15,982	PPG Industries, Inc.	2,203,438
14,960	Westlake Chemical Corp.	1,374,226
		14,204,337
	Chemicals-Other - 1.3%
32,663	American Vanguard Corp.	1,107,276

	Chemicals-Plastics - 1.3%
53,785	PolyOne Corp.	1,174,664

	Chemicals-Specialty - 24.0%
28,002	Ashland, Inc.	2,198,437
15,782	Cytec Industries, Inc.	1,156,821
32,636	Eastman Chemical Co.	2,322,051
27,551	Ecolab, Inc.	1,994,692
16,655	International Flavors & Fragrances, Inc.	1,173,012
29,275	Minerals Technologies, Inc.	1,211,107
4,085	NewMarket Corp.	1,042,329
54,242	OM Group, Inc.(a)	1,498,164
22,254	Quaker Chemical Corp.	1,272,261
27,141	Rentech Nitrogen Partners LP	1,310,367
27,384	Sigma-Aldrich Corp.	2,117,605
21,677	Stepan Co.	1,271,573
69,976	Tronox Ltd., Class A (Australia)	1,326,045
16,548	W.R. Grace & Co.(a)	1,188,146
		21,082,610
	Coal - 1.3%
66,660	SunCoke Energy, Inc.(a)	1,105,223

	Coatings/Paint - 7.6%
67,238	Kronos Worldwide, Inc.	1,303,745
37,341	RPM International, Inc.	1,165,413
13,023	Sherwin-Williams Co. (The)	2,111,549
31,636	Valspar Corp. (The)	2,096,834
		6,677,541
	Containers-Metal/Glass - 3.7%
44,438	Ball Corp.	1,978,380
54,079	Owens-Illinois, Inc.(a)	1,287,080
		3,265,460
	Containers-Paper/Plastic - 3.9%
32,236	Bemis Co., Inc.	1,150,180
166,906	Graphic Packaging Holding Co.(a)	1,170,011
29,725	Packaging Corp. of America	1,142,332
		3,462,523
	Diversified Manufacturing Operations - 4.4%
30,611	Koppers Holdings, Inc.	1,241,582
32,400	LSB Industries, Inc.(a)	1,341,360
59,848	Tredegar Corp.	1,365,133
		3,948,075
	Diversified Minerals - 3.0%
35,879	AMCOL International Corp.	1,059,507
77,012	US Silica Holdings, Inc.	1,545,631
		2,605,138
	Energy-Alternate Sources - 1.4%
95,438	FutureFuel Corp.	1,216,834

	Metal-Aluminum - 1.3%
17,795	Kaiser Aluminum Corp.	1,106,137

	Metal-Copper - 4.5%
50,909	Freeport-McMoRan Copper & Gold, Inc.	1,794,542
54,712	Southern Copper Corp.	2,155,106
		3,949,648
	Paper & Related Products - 11.8%
132,100	Boise, Inc.	1,089,825
39,076	Buckeye Technologies, Inc.	1,123,435
13,523	Domtar Corp.	1,125,519
53,469	International Paper Co.	2,214,686
38,606	Neenah Paper, Inc.	1,194,470
63,755	P.H. Glatfelter Co.	1,184,568
92,502	Resolute Forest Products(a)	1,261,727
28,908	Schweitzer-Mauduit International, Inc.	1,177,712
		10,371,942
	Rubber/Plastic Products - 1.2%
72,847	Myers Industries, Inc.	1,076,679

	Steel-Producers - 2.8%
69,258	Metals USA Holdings Corp.	1,245,259
19,210	Reliance Steel & Aluminum Co.	1,243,271
		2,488,530
	Total Common Stocks and Other Equity Interests (Cost $75,224,064)	87,972,370

	Money Market Fund - 0.1%
125,597	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $125,597)	125,597

	Total Investments (Cost $75,349,661)(b)-100.1%	88,097,967
	Liabilities in excess of other assets-(0.1)%	(125,037)
	Net Assets-100.0%	$87,972,930

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $75,596,440. The net unrealized appreciation was $12,501,527 which consisted of aggregate gross unrealized appreciation of $13,313,437 and aggregate gross unrealized depreciation of $811,910.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel - 3.9%
11,806	G-III Apparel Group Ltd.(a)	$423,718
12,444	Hanesbrands, Inc.(a)	466,401
38,201	Jones Group, Inc. (The)	458,412
		1,348,531
	Auto Manufacturers - 2.6%
31,792	General Motors Co.(a)	893,037

	Auto Parts & Equipment - 2.7%
17,984	Cooper Tire & Rubber Co.	457,873
23,690	Superior Industries International, Inc.	480,196
		938,069
	Commercial Services - 5.5%
15,653	Aaron’s, Inc.	464,111
18,972	Grand Canyon Education, Inc.(a)	452,672
32,250	Service Corp. International	481,493
17,270	Valassis Communications, Inc.	484,596
		1,882,872
	Entertainment - 5.8%
16,516	Cinemark Holdings, Inc.	464,760
27,393	Lions Gate Entertainment Corp. (Canada)(a)	501,840
11,271	Marriott Vacations Worldwide Corp.(a)	500,207
30,396	Multimedia Games Holding Co., Inc.(a)	514,908
		1,981,715
	Home Builders - 3.1%
26,694	PulteGroup, Inc.(a)	553,633
12,384	Thor Industries, Inc.	521,119
		1,074,752
	Home Furnishings - 2.7%
8,079	Whirlpool Corp.	932,155

	Housewares - 2.7%
23,014	Libbey, Inc.(a)	432,203
20,599	Newell Rubbermaid, Inc.	483,665
		915,868
	Internet - 2.5%
13,417	Expedia, Inc.	875,459

	Leisure Time - 1.3%
11,938	Arctic Cat, Inc.(a)	431,439

	Media - 20.7%
22,131	Comcast Corp., Class A	842,748
22,831	DISH Network Corp., Class A	850,911
44,076	E.W. Scripps Co. (The), Class A(a)	484,395
33,389	News Corp., Class A	926,211
16,010	Scholastic Corp.	474,857
13,940	Scripps Networks Interactive, Inc., Class A	861,074
65,354	Starz - Liberty Capital(a)	1,041,743
8,670	Time Warner Cable, Inc.	774,578
17,393	Time Warner, Inc.	878,694
		7,135,211
	Miscellaneous Manufacturing - 3.7%
16,131	Leggett & Platt, Inc.	474,897
42,382	Smith & Wesson Holding Corp.(a)	364,485
8,305	Sturm Ruger & Co., Inc.	421,645
		1,261,027
	Retail - 41.3%
16,991	AFC Enterprises, Inc.(a)	493,758
13,390	ANN, Inc.(a)	412,948
23,582	Brown Shoe Co., Inc.	406,554
16,001	Cato Corp. (The), Class A	441,148
24,088	Chico’s FAS, Inc.	431,898
15,886	Conn’s, Inc.(a)	451,798
94,464	Denny’s Corp.(a)	477,988
5,354	Dillard’s, Inc., Class A	451,931
7,117	DineEquity, Inc.(a)	521,391
12,534	Foot Locker, Inc.	430,543
17,114	GameStop Corp., Class A	397,045
23,882	Gap, Inc. (The)	780,464
12,645	Home Depot, Inc. (The)	846,203
8,484	HSN, Inc.	505,646
49,314	Krispy Kreme Doughnuts, Inc.(a)	641,082
16,759	Limited Brands, Inc.	804,767
8,369	Lumber Liquidators Holdings, Inc.(a)	495,277
44,925	OfficeMax, Inc.	484,291
8,488	Papa John’s International, Inc.(a)	476,177
6,358	PetSmart, Inc.	415,877
7,180	PVH Corp.	853,487
12,175	Restoration Hardware Holdings, Inc.(a)	438,300
8,358	Signet Jewelers Ltd. (United Kingdom)	523,044
17,366	Stage Stores, Inc.	396,813
13,037	Target Corp.	787,565
18,561	TJX Cos., Inc. (The)	838,586
		14,204,581
	Textiles - 1.5%
5,224	Mohawk Industries, Inc.(a)	531,072

	Total Common Stocks (Cost $31,200,311)	34,405,788

	Money Market Fund - 0.3%
94,182	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,182)	94,182

	Total Investments (Cost $31,294,493)(b)-100.3%	34,499,970
	Liabilities in excess of other assets-(0.3)%	(99,262)
	Net Assets-100.0%	$34,400,708

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $31,295,898. The net unrealized appreciation was $3,204,072 which consisted of aggregate gross unrealized appreciation of $3,569,929 and aggregate gross unrealized depreciation of $365,857.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agriculture - 9.9%
52,061	Adecoagro S.A. (Luxembourg)(a)	$442,519
25,194	Altria Group, Inc.	848,534
9,477	Philip Morris International, Inc.	835,492
19,483	Reynolds American, Inc.	856,862
9,285	Universal Corp.	504,918
		3,488,325
	Beverages - 9.2%
7,011	Brown-Forman Corp., Class B	453,612
14,860	Coca-Cola Enterprises, Inc.	518,168
12,914	Constellation Brands, Inc., Class A(a)	417,897
10,331	Dr Pepper Snapple Group, Inc.	465,618
11,176	Molson Coors Brewing Co., Class B	504,932
12,131	PepsiCo, Inc.	883,743
		3,243,970
	Commercial Services - 1.0%
14,607	Medifast, Inc.(a)	358,310

	Cosmetics/Personal Care - 6.4%
7,850	Colgate-Palmolive Co.	842,855
23,144	Inter Parfums, Inc.	502,456
12,198	Procter & Gamble Co. (The)	916,802
		2,262,113
	Electrical Components & Equipment - 1.5%
5,809	Energizer Holdings, Inc.	505,441

	Food - 49.8%
15,879	B&G Foods, Inc.	503,364
10,079	Cal-Maine Foods, Inc.	420,093
12,608	Campbell Soup Co.	462,840
15,517	ConAgra Foods, Inc.	507,251
27,033	Dean Foods Co.(a)	494,974
40,361	Dole Food Co., Inc.(a)	449,622
19,683	Flowers Foods, Inc.	529,079
17,855	Fresh Del Monte Produce, Inc.	470,479
8,940	Fresh Market, Inc. (The)(a)	437,077
20,779	General Mills, Inc.	871,471
14,569	H.J. Heinz Co.	883,319
7,688	Hain Celestial Group, Inc. (The)(a)	438,139
6,324	Hershey Co. (The)	502,442
7,134	Ingredion, Inc.	471,343
7,398	J & J Snack Foods Corp.	504,174
5,238	J.M. Smucker Co. (The)	464,244
15,357	Kellogg Co.	898,385
18,834	Kraft Foods Group, Inc.	870,508
17,658	Kroger Co. (The)	489,127
6,542	Lancaster Colony Corp.	467,491
7,177	McCormick & Co., Inc.	447,486
32,897	Mondelez International, Inc., Class A	914,208
64,894	Pilgrim’s Pride Corp.(a)	548,354
13,454	Post Holdings, Inc.(a)	511,117
27,080	Safeway, Inc.	521,290
9,659	Sanderson Farms, Inc.	487,586
19,242	Snyders-Lance, Inc.	489,324
17,364	Tootsie Roll Industries, Inc.	470,564
24,170	Tyson Foods, Inc., Class A	534,640
8,950	United Natural Foods, Inc.(a)	483,121
11,847	Weis Markets, Inc.	476,960
5,072	Whole Foods Market, Inc.	488,180
		17,508,252
	Household Products/Wares - 6.7%
8,557	Church & Dwight Co., Inc.	494,509
6,069	Clorox Co. (The)	475,870
9,936	Kimberly-Clark Corp.	889,371
9,687	Spectrum Brands Holdings, Inc. (a)	490,550
		2,350,300
	Pharmaceuticals - 3.5%
24,170	Natural Grocers By Vitamin Cottage, Inc.(a)	496,451
163,148	Star Scientific, Inc.(a)	342,611
11,224	USANA Health Sciences, Inc.(a)	397,891
		1,236,953
	Retail - 11.9%
8,771	Costco Wholesale Corp.	897,624
18,299	CVS Caremark Corp.	936,909
12,691	Susser Holdings Corp.(a)	531,245
25,118	Walgreen Co.	1,003,715
11,827	Wal-Mart Stores, Inc.	827,299
		4,196,792
	Total Common Stocks (Cost $30,292,642)	35,150,456

	Money Market Fund - 0.3%
97,967	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $97,967)	97,967

	Total Investments (Cost $30,390,609)(b)-100.2%	35,248,423
	Liabilities in excess of other assets-(0.2)%	(79,550)
	Net Assets-100.0%	$35,168,873

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $30,407,180. The net unrealized appreciation was $4,841,243 which consisted of aggregate gross unrealized appreciation of $5,342,563 and aggregate gross unrealized depreciation of $501,320.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Coal - 2.3%
83,951	Cloud Peak Energy, Inc.(a)	$1,469,982
63,421	Peabody Energy Corp.	1,595,038
		3,065,020
	Distribution/Wholesale - 1.6%
63,959	Global Partners LP	2,136,870

	Oil & Gas Drilling - 7.1%
23,080	Diamond Offshore Drilling, Inc.	1,733,077
30,511	Helmerich & Payne, Inc.	1,963,078
108,337	Nabors Industries Ltd. (Bermuda)(a)	1,805,978
380,085	Parker Drilling Co.(a)	2,136,077
89,670	Patterson-UTI Energy, Inc.	1,823,888
		9,462,098
	Oil Companies-Exploration & Production - 26.2%
37,873	Apache Corp.	3,172,242
61,991	Cabot Oil & Gas Corp.	3,271,885
26,492	Cimarex Energy Co.	1,691,779
103,211	Denbury Resources, Inc.(a)	1,922,821
56,506	Devon Energy Corp.	3,231,578
24,824	EOG Resources, Inc.	3,102,504
75,872	EPL Oil & Gas, Inc.(a)	1,855,829
38,820	Occidental Petroleum Corp.	3,426,641
70,096	Pioneer Southwest Energy Partners LP	1,779,036
35,438	Rosetta Resources, Inc.(a)	1,878,923
84,116	Southwestern Energy Co.(a)	2,885,179
76,824	Stone Energy Corp.(a)	1,728,540
35,452	Unit Corp.(a)	1,706,305
188,022	VAALCO Energy, Inc.(a)	1,596,307
96,111	W&T Offshore, Inc.	1,691,554
		34,941,123
	Oil Companies-Integrated - 17.3%
27,625	Chevron Corp.	3,181,019
51,278	ConocoPhillips	2,974,124
33,125	Exxon Mobil Corp.	2,980,256
58,853	Hess Corp.	3,952,567
49,036	Marathon Petroleum Corp.	3,638,962
51,458	Murphy Oil Corp.	3,062,780
55,752	Phillips 66	3,376,899
		23,166,607
	Oil Refining & Marketing - 15.9%
111,993	Alon USA Energy, Inc.	2,197,303
51,306	Calumet Specialty Products Partners LP	1,626,400
38,468	CVR Energy, Inc.(a)	2,259,995
60,622	Delek US Holdings, Inc.	2,059,329
35,132	HollyFrontier Corp.	1,834,593
68,349	Northern Tier Energy LP(a)	1,722,395
63,780	Susser Petroleum Partners LP	1,849,620
37,668	Tesoro Corp.(a)	1,834,055
90,504	Valero Energy Corp.	3,957,740
57,643	Western Refining, Inc.	1,938,534
		21,279,964
	Oil-Field Services - 15.5%
144,516	Basic Energy Services, Inc.(a)	1,868,592
79,748	C&J Energy Services, Inc.(a)	1,827,027
20,800	CARBO Ceramics, Inc.	1,666,288
15,437	Core Laboratories NV (Netherlands)	1,970,379
76,307	Exterran Holdings, Inc.(a)	1,773,375
90,951	Helix Energy Solutions Group, Inc.(a)	2,157,358
238,052	Key Energy Services, Inc.(a)	1,935,363
204,175	Newpark Resources, Inc.(a)	1,759,988
22,519	Oil States International, Inc.(a)	1,747,024
137,765	RPC, Inc.	2,062,342
31,796	Targa Resources Corp.	1,919,206
		20,686,942
	Pipelines - 10.1%
42,660	El Paso Pipeline Partners LP	1,777,216
51,842	EQT Midstream Partners LP	1,831,059
142,191	Niska Gas Storage Partners LLC, Class U	1,754,637
50,123	ONEOK Partners LP	2,987,331
62,681	Plains All American Pipeline LP	3,303,289
42,264	SemGroup Corp., Class A(a)	1,824,114
		13,477,646
	Retail-Petroleum Products - 1.3%
40,886	World Fuel Services Corp.	1,762,595

	Seismic Data Collection - 1.4%
20,910	Geospace Technologies Corp.(a)	1,885,246

	Transportation-Marine - 1.3%
49,427	Teekay Corp. (Bahamas)	1,738,842

	Total Common Stocks and Other Equity Interests (Cost $115,940,156)	133,602,953

	Money Market Fund - 0.1%
117,412	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $117,412)	117,412

	Total Investments (Cost $116,057,568)(b)-100.1%	133,720,365
	Liabilities in excess of other assets-(0.1)%	(180,574)
	Net Assets-100.0%	$133,539,791

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $116,394,930. The net unrealized appreciation was $17,325,435 which consisted of aggregate gross unrealized appreciation of $19,989,110 and aggregate gross unrealized depreciation of $2,663,675.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Commercial Banks-Central U.S. - 2.4%
4,610	BOK Financial Corp.	$258,391
9,731	Heartland Financial USA, Inc.	230,527
		488,918
	Commercial Banks-Eastern U.S. - 6.5%
33,708	CapitalSource, Inc.	273,372
4,772	M&T Bank Corp.	490,036
14,950	S&T Bancorp, Inc.	275,678
3,616	Signature Bank(a)	267,331
		1,306,417
	Commercial Banks-Southern U.S. - 5.5%
19,177	BancorpSouth, Inc.	278,067
7,681	Home BancShares, Inc.	266,684
12,394	Republic Bancorp, Inc., Class A	278,493
12,018	WesBanco, Inc.	278,697
		1,101,941
	Commercial Banks-Western U.S. - 5.4%
8,443	Banner Corp.	254,979
11,996	East West Bancorp, Inc.	281,306
12,540	Sterling Financial Corp.	270,739
43,818	Wilshire Bancorp, Inc.(a)	269,042
		1,076,066
	Commercial Services - 1.3%
11,580	PHH Corp.(a)	253,370

	Commercial Services-Finance - 4.0%
20,411	Green Dot Corp., Class A(a)	273,508
9,599	Moody’s Corp.	526,217
		799,725
	Diversified Banking Institutions - 2.7%
11,350	JPMorgan Chase & Co.	534,017

	Finance-Credit Card - 2.1%
11,178	Discover Financial Services	429,123

	Finance-Mortgage Loan/Banker - 1.3%
6,001	Walter Investment Management Corp.(a)	268,905

	Investment Companies - 2.7%
31,245	Apollo Investment Corp.	281,205
8,375	Main Street Capital Corp.	266,576
		547,781
	Investment Management/Advisor Services - 4.3%
11,387	Ellington Financial LLC	272,150
15,274	National Financial Partners Corp.(a)	268,975
2,209	Virtus Investment Partners, Inc.(a)	329,163
		870,288
	Life/Health Insurance - 12.3%
8,778	Aflac, Inc.	465,761
18,878	Lincoln National Corp.	547,084
8,862	Primerica, Inc.	291,383
9,345	Protective Life Corp.	295,676
7,460	StanCorp Financial Group, Inc.	290,119
20,745	Symetra Financial Corp.	289,393
12,443	Unum Group	290,046
		2,469,462
	Multi-line Insurance - 11.2%
6,439	American Financial Group, Inc.	274,044
14,075	American International Group, Inc.(a)	532,457
7,416	Assurant, Inc.	283,588
11,509	Cincinnati Financial Corp.	488,442
42,640	Genworth Financial, Inc., Class A(a)	391,009
13,269	Horace Mann Educators Corp.	288,468
		2,258,008
	Private Equity - 1.6%
18,451	KKR & Co. LP	311,453

	Property/Casualty Insurance - 11.9%
8,803	AmTrust Financial Services, Inc.	292,612
13,290	Employers Holdings, Inc.	283,210
10,479	Fidelity National Financial, Inc., Class A	263,023
10,660	First American Financial Corp.	254,667
6,879	HCC Insurance Holdings, Inc.	266,080
5,916	ProAssurance Corp.	266,457
9,293	Stewart Information Services Corp.	246,822
6,568	Travelers Cos., Inc. (The)	515,325
		2,388,196
	Reinsurance - 5.4%
8,106	Aspen Insurance Holdings Ltd. (Bermuda)	276,496
2,339	Everest Re Group Ltd.	270,880
3,061	PartnerRe Ltd.	268,419
7,155	Validus Holdings Ltd.	260,513
		1,076,308
	REITs-Diversified - 4.9%
6,224	American Tower Corp.	473,958
16,920	Weyerhaeuser Co.	509,630
		983,588
	REITs-Mortgage - 1.3%
11,886	Apollo Residential Mortgage, Inc.	269,099

	S&L/Thrifts-Central U.S. - 1.1%
13,894	Flagstar Bancorp, Inc.(a)	218,553

	Super-Regional Banks-U.S. - 12.1%
8,096	Capital One Financial Corp.	455,967
31,855	Fifth Third Bancorp	518,918
17,177	SunTrust Banks, Inc.	487,311
14,457	U.S. Bancorp	478,527
14,128	Wells Fargo & Co.	492,078
		2,432,801
	Total Common Stocks and Other Equity Interests (Cost $17,322,015)	20,084,019

	Money Market Fund - 0.4%
91,958	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,958)	91,958

	Total Investments (Cost $17,413,973)(b)-100.4%	20,175,977
	Liabilities in excess of other assets-(0.4)%	(88,815)
	Net Assets-100.0%	$20,087,162

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $17,417,292. The net unrealized appreciation was $2,758,685 which consisted of aggregate gross unrealized appreciation of $2,866,255 and aggregate gross unrealized depreciation of $107,570.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 16.8%
13,801	Amgen, Inc.	$1,179,433
8,220	Biogen Idec, Inc.(a)	1,282,978
6,398	Bio-Rad Laboratories, Inc., Class A(a)	728,028
17,422	Charles River Laboratories International, Inc.(a)	719,877
44,506	Emergent Biosolutions, Inc.(a)	714,321
24,834	Life Technologies Corp.(a)	1,606,511
62,475	Momenta Pharmaceuticals, Inc.(a)	787,810
23,276	Myriad Genetics, Inc.(a)	629,849
84,618	PDL BioPharma, Inc.	582,172
12,721	United Therapeutics Corp.(a)	685,535
		8,916,514
	Commercial Services - 2.7%
61,161	AMN Healthcare Services, Inc.(a)	743,106
20,703	PAREXEL International Corp.(a)	700,797
		1,443,903
	Distribution/Wholesale - 1.3%
5,988	MWI Veterinary Supply, Inc.(a)	672,512

	Electronics - 4.1%
3,573	Mettler-Toledo International, Inc.(a)	759,370
19,285	Thermo Fisher Scientific, Inc.	1,391,220
		2,150,590
	Healthcare-Products - 22.1%
23,943	CareFusion Corp.(a)	743,191
21,090	Covidien PLC (Ireland)	1,314,751
12,930	Cyberonics, Inc.(a)	560,645
11,351	ICU Medical, Inc.(a)	686,168
7,152	IDEXX Laboratories, Inc.(a)	680,942
17,247	Integra LifeSciences Holdings Corp.(a)	726,961
32,263	Masimo Corp.	654,939
16,269	ResMed, Inc.	712,582
46,423	Spectranetics Corp.(a)	773,407
35,751	St. Jude Medical, Inc.	1,455,066
17,970	Thoratec Corp.(a)	656,444
12,372	West Pharmaceutical Services, Inc.	732,546
31,652	Wright Medical Group, Inc.(a)	669,123
18,577	Zimmer Holdings, Inc.	1,385,844
		11,752,609
	Healthcare-Services - 18.0%
19,602	Air Methods Corp.	856,999
23,857	AmSurg Corp.(a)	744,577
25,389	Bio-Reference Labs, Inc.(a)	705,053
37,534	Capital Senior Living Corp.(a)	796,847
15,224	Centene Corp.(a)	657,068
22,883	Community Health Systems, Inc.(a)	877,105
11,726	Covance, Inc.(a)	782,241
25,920	Ensign Group, Inc. (The)	740,275
30,399	HealthSouth Corp.(a)	725,320
61,611	Kindred Healthcare, Inc.(a)	664,167
12,885	Magellan Health Services, Inc.(a)	661,001
24,012	Molina Healthcare, Inc.(a)	689,385
70,072	Select Medical Holdings Corp.	682,501
		9,582,539
	Pharmaceuticals - 29.7%
39,408	Abbott Laboratories	1,335,143
13,925	Actavis, Inc.(a)	1,202,981
29,028	AmerisourceBergen Corp.	1,317,001
37,559	Bristol-Myers Squibb Co.	1,357,382
17,576	Johnson & Johnson	1,299,218
12,973	McKesson Corp.	1,365,149
45,090	Mylan, Inc.(a)	1,274,694
18,446	Omnicare, Inc.	718,472
48,983	Pfizer, Inc.	1,336,256
12,601	Pharmacyclics, Inc.(a)	873,627
46,294	PharMerica Corp.(a)	670,337
25,761	Questcor Pharmaceuticals, Inc.	656,390
67,050	Santarus, Inc.(a)	895,788
32,170	VCA Antech, Inc.(a)	694,872
57,331	Warner Chilcott PLC, Class A (Ireland)	812,380
		15,809,690
	Software - 5.3%
15,871	Cerner Corp.(a)	1,310,151
41,521	MedAssets, Inc.(a)	811,735
43,778	Omnicell, Inc.(a)	691,692
		2,813,578
	Total Common Stocks (Cost $47,815,484)	53,141,935

	Money Market Fund - 0.2%
117,595	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $117,595)	117,595

	Total Investments (Cost $47,933,079)(b)-100.2%	53,259,530
	Liabilities in excess of other assets-(0.2)%	(109,027)
	Net Assets-100.0%	$53,150,503

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $47,950,165. The net unrealized appreciation was $5,309,365 which consisted of aggregate gross unrealized appreciation of $5,774,253 and aggregate gross unrealized depreciation of $464,888.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace/Defense - 14.4%
6,239	Alliant Techsystems, Inc.	$403,788
9,239	Boeing Co. (The)	682,485
10,320	General Dynamics Corp.	684,216
8,930	L-3 Communications Holdings, Inc.	677,966
7,355	Lockheed Martin Corp.	638,929
10,289	Northrop Grumman Corp.	669,196
12,012	Raytheon Co.	632,792
		4,389,372
	Airlines - 9.8%
8,756	Alaska Air Group, Inc.(a)	403,914
68,625	Delta Air Lines, Inc.(a)	953,201
32,297	SkyWest, Inc.	408,234
72,009	Southwest Airlines Co.	807,221
29,039	US Airways Group, Inc.(a)	414,677
		2,987,247
	Building Materials - 2.7%
16,331	Apogee Enterprises, Inc.	399,293
5,733	Nortek, Inc.(a)	413,636
		812,929
	Commercial Services - 20.5%
12,997	Deluxe Corp.	478,160
13,393	Equifax, Inc.	786,169
16,143	Geo Group, Inc. (The) REIT	526,585
12,819	Insperity, Inc.	431,103
27,402	Kelly Services, Inc., Class A	436,788
31,428	Kforce, Inc.	432,449
25,958	Korn/Ferry International(a)	445,958
35,957	Navigant Consulting, Inc.(a)	414,584
25,584	Quad/Graphics, Inc.	555,173
32,241	Resources Connection, Inc.	393,663
41,224	RPX Corp.(a)	429,966
34,029	TMS International Corp., Class A(a)	474,364
16,651	Viad Corp.	464,896
		6,269,858
	Computers - 1.3%
25,533	Sykes Enterprises, Inc.(a)	411,081

	Distribution/Wholesale - 1.4%
12,137	Beacon Roofing Supply, Inc.(a)	438,631

	Diversified Financial Services - 2.7%
3,788	Portfolio Recovery Associates, Inc.(a)	405,127
20,266	WageWorks, Inc.(a)	404,509
		809,636
	Electrical Components & Equipment - 1.4%
10,744	EnerSys(a)	439,752

	Electronics - 6.3%
5,860	American Science & Engineering, Inc.	396,019
45,317	Taser International, Inc.(a)	379,303
24,189	Tyco International Ltd. (Switzerland)	731,234
9,154	Watts Water Technologies, Inc., Class A	421,999
		1,928,555
	Engineering & Construction - 5.5%
16,570	AECOM Technology Corp.(a)	423,695
12,233	Granite Construction, Inc.	444,792
13,465	KBR, Inc.	420,377
17,459	MYR Group, Inc.(a)	391,955
		1,680,819
	Food - 1.4%
159	Seaboard Corp.	429,826

	Home Furnishings - 2.3%
13,176	American Woodmark Corp.(a)	366,425
29,993	Kimball International, Inc., Class B	323,924
		690,349
	Household Products/Wares - 1.4%
11,190	Avery Dennison Corp.	430,927

	Housewares - 1.2%
8,344	Toro Co. (The)	367,386

	Machinery-Construction & Mining - 1.6%
15,474	Terex Corp.(a)	501,048

	Machinery-Diversified - 4.0%
18,448	Briggs & Stratton Corp.	437,771
8,165	Deere & Co.	768,000
		1,205,771
	Miscellaneous Manufacturing - 11.6%
5,946	A.O. Smith Corp.	411,939
9,819	AZZ, Inc.	420,155
11,146	Illinois Tool Works, Inc.	700,303
14,068	Ingersoll-Rand PLC (Ireland)	722,955
7,599	Standex International Corp.	430,483
29,214	Textron, Inc.	840,195
		3,526,030
	Shipbuilding - 1.3%
9,163	Huntington Ingalls Industries, Inc.	405,921

	Textiles - 1.4%
5,304	UniFirst Corp.	433,549

	Transportation - 6.4%
7,665	FedEx Corp.	777,614
16,275	Matson, Inc.	446,098
5,589	Union Pacific Corp.	734,730
		1,958,442
	Trucking & Leasing - 1.4%
3,119	AMERCO	419,381

	Total Common Stocks and Other Equity Interests (Cost $26,113,057)	30,536,510

	Money Market Fund - 0.3%
92,767	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,767)	92,767

	Total Investments (Cost $26,205,824)(b)-100.3%	30,629,277
	Liabilities in excess of other assets-(0.3)%	(91,758)
	Net Assets-100.0%	$30,537,519

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $26,207,737. The net unrealized appreciation was $4,421,540 which consisted of aggregate gross unrealized appreciation of $4,624,587 and aggregate gross unrealized depreciation of $203,047.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Commercial Services - 19.1%
4,881	Alliance Data Systems Corp.(a)	$769,245
27,080	Booz Allen Hamilton Holding Corp.	375,329
24,304	Convergys Corp.	413,654
14,682	CoreLogic, Inc.(a)	385,256
17,044	Euronet Worldwide, Inc.(a)	417,067
12,804	Heartland Payment Systems, Inc.	406,655
15,267	Lender Processing Services, Inc.	367,019
1,423	MasterCard, Inc., Class A	737,683
6,023	MAXIMUS, Inc.	412,997
21,375	Paychex, Inc.	697,466
22,291	TeleTech Holdings, Inc.(a)	416,842
17,284	Total System Services, Inc.	401,853
		5,801,066
	Computers - 29.6%
10,241	Accenture PLC, Class A (Ireland)	736,225
66,794	Brocade Communications Systems, Inc.(a)	382,062
29,803	Cadence Design Systems, Inc.(a)	415,156
9,968	Computer Sciences Corp.	416,662
26,680	Cray, Inc.(a)	495,448
53,545	Hewlett-Packard Co.	884,028
22,396	Insight Enterprises, Inc.(a)	438,962
9,761	Jack Henry & Associates, Inc.	404,886
15,594	Lexmark International, Inc., Class A	375,192
6,628	Manhattan Associates, Inc.(a)	454,084
21,935	NetApp, Inc.(a)	789,660
15,103	NetScout Systems, Inc.(a)	393,131
27,711	Seagate Technology PLC (Ireland)	941,620
6,561	Syntel, Inc.	382,441
21,955	Unisys Corp.(a)	487,620
20,800	Western Digital Corp.	977,600
		8,974,777
	Diversified Financial Services - 3.4%
15,286	Ellie Mae, Inc.(a)	306,178
4,646	Visa, Inc., Class A	733,650
		1,039,828
	Electrical Components & Equipment - 2.7%
29,663	Advanced Energy Industries, Inc.(a)	455,327
91,419	Power-One, Inc.(a)	367,504
		822,831
	Electronics - 5.3%
24,414	Benchmark Electronics, Inc.(a)	428,710
65,525	Flextronics International Ltd. (Singapore)(a)	406,910
8,539	Rogers Corp.(a)	400,138
40,275	Sanmina Corp.(a)	383,418
		1,619,176
	Internet - 11.6%
11,720	AOL, Inc.	359,218
13,168	eBay, Inc.(a)	736,486
3,744	Equinix, Inc.(a)	806,570
20,379	Verisign, Inc.(a)	884,653
37,056	Yahoo!, Inc.(a)	727,409
		3,514,336
	Semiconductors - 4.1%
14,057	First Solar, Inc.(a)	396,126
33,193	Kulicke & Soffa Industries, Inc.(a)	375,745
30,110	MagnaChip Semiconductor Corp.(a)	482,362
		1,254,233
	Software - 13.9%
21,447	Acxiom Corp.(a)	380,255
14,597	Aspen Technology, Inc.(a)	446,668
16,981	BMC Software, Inc.(a)	705,561
20,419	CSG Systems International, Inc.(a)	384,490
25,968	Digital River, Inc.(a)	377,055
9,034	Fiserv, Inc.(a)	725,521
6,771	SolarWinds, Inc.(a)	368,478
11,490	SYNNEX Corp.(a)	413,065
4,014	Ultimate Software Group, Inc. (The)(a)	407,582
		4,208,675
	Telecommunications - 10.4%
27,158	Arris Group, Inc.(a)	448,650
15,391	Black Box Corp.	360,611
12,098	EchoStar Corp., Class A(a)	440,125
8,050	Harris Corp.	371,910
9,200	InterDigital, Inc.	399,188
6,766	Loral Space & Communications, Inc.	397,097
12,774	Motorola Solutions, Inc.	745,874
		3,163,455
	Total Common Stocks (Cost $26,820,727)	30,398,377

	Money Market Fund - 0.3%
88,307	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,307)	88,307

	Total Investments (Cost $26,909,034)(b)-100.4%	30,486,684
	Liabilities in excess of other assets-(0.4)%	(106,990)
	Net Assets-100.0%	$30,379,694

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $26,909,516. The net unrealized appreciation was $3,577,168 which consisted of aggregate gross unrealized appreciation of $4,130,761 and aggregate gross unrealized depreciation of $553,593.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Cable/Satellite TV - 7.1%
25,320	Comcast Corp., Class A	$964,186
26,121	DISH Network Corp., Class A	973,530
9,921	Time Warner Cable, Inc.	886,342
		2,824,058
	Cellular Telecommunications - 7.9%
78,997	Leap Wireless International, Inc.(a)	456,603
48,214	MetroPCS Communications, Inc.(a)	483,586
101,278	NII Holdings, Inc.(a)	708,946
164,290	Sprint Nextel Corp.(a)	924,953
14,734	United States Cellular Corp.(a)	560,481
		3,134,569
	Data Processing/Management - 1.3%
27,636	CSG Systems International, Inc.(a)	520,386

	Electric-Generation - 1.3%
48,124	AES Corp. (The)	521,664

	Electric-Integrated - 41.7%
17,133	Ameren Corp.	555,794
22,072	American Electric Power Co., Inc.	999,641
14,387	Black Hills Corp.	580,515
12,745	Cleco Corp.	544,849
21,018	CMS Energy Corp.	540,163
16,874	Consolidated Edison, Inc.	959,793
18,419	Dominion Resources, Inc.	996,652
8,476	DTE Energy Co.	536,616
11,290	Edison International	544,065
25,674	Empire District Electric Co. (The)	544,545
22,171	FirstEnergy Corp.	897,704
12,023	IDACORP, Inc.	557,987
10,158	MGE Energy, Inc.	532,178
13,701	NextEra Energy, Inc.	987,157
28,013	NV Energy, Inc.	530,286
21,192	Otter Tail Corp.	569,641
9,978	Pinnacle West Capital Corp.	532,626
24,301	PNM Resources, Inc.	519,069
18,997	Portland General Electric Co.	545,594
32,074	PPL Corp.	971,521
17,065	Public Service Enterprise Group, Inc.	532,087
11,081	SCANA Corp.	518,702
21,616	Southern Co. (The)	956,076
12,059	UNS Energy Corp.	546,152
13,682	Wisconsin Energy Corp.	539,481
		16,538,894
	Gas-Distribution - 8.0%
14,667	Atmos Energy Corp.	547,959
26,025	CenterPoint Energy, Inc.	531,951
11,411	Chesapeake Utilities Corp.	541,566
12,613	Laclede Group, Inc. (The)	503,511
13,759	Sempra Energy	1,032,613
		3,157,600
	Internet Connectivity Services - 1.5%
24,290	Cogent Communications Group, Inc.	601,663

	Satellite Telecommunications - 1.5%
83,222	Iridium Communications, Inc.(a)	582,554

	Telecommunication Equipment - 1.3%
77,800	8x8, Inc.(a)	515,036

	Telecommunication Services - 7.7%
221,327	Clearwire Corp., Class A(a)	706,033
34,141	Consolidated Communications Holdings, Inc.	587,567
27,226	Level 3 Communications, Inc.(a)	648,523
19,988	tw telecom, inc.(a)	552,268
211,309	Vonage Holdings Corp.(a)	551,517
		3,045,908
	Telephone-Integrated - 12.7%
27,582	AT&T, Inc.	959,578
13,923	Atlantic Tele-Network, Inc.	602,587
24,237	CenturyLink, Inc.	980,387
96,338	Cincinnati Bell, Inc.(a)	457,605
106,752	Frontier Communications Corp.	487,857
21,337	Verizon Communications, Inc.	930,506
61,274	Windstream Corp.	596,809
		5,015,329
	Water - 4.1%
11,285	American States Water Co.	570,457
13,452	American Water Works Co., Inc.	514,943
20,105	Aqua America, Inc.	547,459
		1,632,859
	Wireless Equipment - 3.8%
13,942	Crown Castle International Corp.(a)	983,190
7,461	SBA Communications Corp., Class A(a)	519,733
		1,502,923
	Total Common Stocks (Cost $36,647,831)	39,593,443

	Money Market Fund - 0.2%
75,472	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,472)	75,472

	Total Investments (Cost $36,723,303)(b)-100.1%	39,668,915
	Liabilities in excess of other assets-(0.1)%	(56,523)
	Net Assets-100.0%	$39,612,392

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $36,836,499. The net unrealized appreciation was $2,832,416 which consisted of aggregate gross unrealized appreciation of $4,477,596 and aggregate gross unrealized depreciation of $1,645,180.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Communications Software - 0.1%
19,187	Velti PLC (Jersey Islands)(a)(b)	$71,376

	Computer Services - 1.3%
7,574	Carbonite, Inc.(a)(b)	72,862
13,541	j2 Global, Inc.	430,875
16,493	LivePerson, Inc.(b)	220,511
		724,248
	Computer Software - 4.7%
52,390	Akamai Technologies, Inc.(b)	2,132,797
14,903	Cornerstone OnDemand, Inc.(b)	487,030
		2,619,827
	E-Commerce/Products - 23.4%
16,069	Amazon.com, Inc.(b)	4,266,320
3,690	Blue Nile, Inc.(b)	123,578
76,677	eBay, Inc.(b)	4,288,545
13,034	MercadoLibre, Inc. (Argentina)(a)	1,152,206
16,398	Netflix, Inc.(a)(b)	2,709,605
8,425	Nutrisystem, Inc.	76,078
10,681	Shutterfly, Inc.(b)	353,327
4,607	Stamps.com, Inc.(b)	124,343
		13,094,002
	E-Commerce/Services - 17.2%
17,068	Angie’s List, Inc.(a)(b)	214,203
32,735	Expedia, Inc.	2,135,959
192,866	Groupon, Inc.(a)(b)	1,060,763
24,404	IAC/InterActiveCorp.	1,006,665
11,609	Move, Inc.(b)	109,473
6,708	OpenTable, Inc.(a)(b)	353,444
31,012	Orbitz Worldwide, Inc.(b)	89,625
6,107	Priceline.com, Inc.(b)	4,186,165
26,859	United Online, Inc.	178,344
7,649	Zillow, Inc., Class A(a)(b)	289,438
		9,624,079
	E-Marketing/Information - 2.0%
10,519	comScore, Inc.(b)	154,945
9,018	Constant Contact, Inc.(b)	135,811
9,285	Liquidity Services, Inc.(a)(b)	295,913
12,627	QuinStreet, Inc.(b)	71,216
22,211	ValueClick, Inc.(b)	454,659
		1,112,544
	Enterprise Software/Services - 2.1%
10,490	Digital River, Inc.(b)	152,315
17,265	Open Text Corp. (Canada)(a)(b)	1,007,413
		1,159,728
	E-Services/Consulting - 0.5%
5,233	Keynote Systems, Inc.	81,635
9,776	Perficient, Inc.(b)	116,921
8,793	Saba Software, Inc.(b)	81,423
		279,979
	Human Resources - 0.4%
34,570	Monster Worldwide, Inc.(b)	200,506

	Internet Application Software - 1.0%
12,609	DealerTrack Holdings, Inc.(b)	398,192
10,403	RealNetworks, Inc.(b)	79,687
6,111	Vocus, Inc.(b)	107,187
		585,066
	Internet Connectivity Services - 1.2%
10,772	21Vianet Group, Inc. ADR (Cayman Islands)(b)	106,858
10,382	Boingo Wireless, Inc.(b)	80,357
13,928	Cogent Communications Group, Inc.	344,996
15,781	Internap Network Services Corp.(b)	124,828
		657,039
	Internet Content-Entertainment - 2.0%
29,264	Limelight Networks, Inc.(b)	69,063
22,251	NetEase, Inc. ADR (China)(b)	1,032,891
		1,101,954
	Internet Content-Information/News - 1.0%
17,604	Dice Holdings, Inc.(b)	165,654
4,665	Travelzoo, Inc.(a)(b)	102,257
14,786	WebMD Health Corp.(b)	244,412
7,637	XO Group, Inc.(b)	73,468
		585,791
	Internet Incubators - 1.1%
24,530	HomeAway, Inc.(a)(b)	587,984

	Internet Security - 4.8%
23,253	Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands)(b)	710,844
45,833	Verisign, Inc.(b)	1,989,611
		2,700,455
	Networking Products - 0.3%
7,322	LogMeIn, Inc.(b)	166,209

	Printing-Commercial - 0.6%
10,116	VistaPrint NV (Netherlands)(a)(b)	362,659

	Retail-Pet Food & Supplies - 0.1%
5,906	PetMed Express, Inc.	77,014

	Telecommunication Services - 0.4%
30,757	EarthLink, Inc.	209,148

	Web Hosting/Design - 9.1%
10,901	Equinix, Inc.(b)	2,348,402
19,079	NIC, Inc.	310,988
29,297	Rackspace Hosting, Inc.(b)	2,207,529
14,503	Web.com Group, Inc.(b)	234,949
		5,101,868
	Web Portals/ISP - 26.7%
24,708	AOL, Inc. (b)	757,300
42,052	Baidu, Inc. ADR (China)(b)	4,554,232
12,028	Blucora, Inc.(b)	178,736
5,799	Google, Inc., Class A(b)	4,382,246
19,615	SINA Corp. (China)(b)	1,077,452
11,227	Sohu.com, Inc.(b)	537,549
107,886	Yahoo!, Inc.(b)	2,117,802
55,456	Yandex NV, Class A (Netherlands)(b)	1,342,590
		14,947,907
	Total Common Stocks and Other Equity Interests (Cost $49,714,111)	55,969,383

	Money Market Fund - 0.0%
19,200	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $19,200)	$19,200

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $49,733,311)-100.0%	55,988,583

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 10.2%
5,686,855	Invesco Liquid Assets Portfolio - Institutional Class (Cost $5,686,855)(c)(d)	5,686,855

	Total Investments (Cost $55,420,166)(e)-110.2%	61,675,438
	Liabilities in excess of other assets-(10.2)%	(5,708,414)
	Net Assets-100.0%	$55,967,024

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $56,490,869. The net unrealized appreciation was $5,184,569 which consisted of aggregate gross unrealized appreciation of $10,862,688 and aggregate gross unrealized depreciation of $5,678,119.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The net depreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$527,929,224	$99,579	$0	$528,028,803
Money Market Funds	33,340,305	—	—	33,340,305
Total Investments	$561,269,529	$99,579	$0	$561,369,108

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$303,099,159	$—	$—	$303,099,159
Swaps Agreements(a)	—	282,359	—	282,359
Money Market Fund	28,912,160	—	—	28,912,160
Total Investments	$332,011,319	$282,359	$—	$332,293,678

PowerShares Golden Dragon China Portfolio
Equity Securities	$197,562,357	$227,016	$0	$197,789,373
Money Market Funds	40,195,177	—	—	40,195,177
Total Investments	$237,757,534	$227,016	$0	$237,984,550

(a) Unrealized appreciation.

Subsequent Event

At a meeting held on December 18, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust approved the liquidation of PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Insurance Portfolio. The last day of trading in these Funds was February 26, 2013. Shareholders who did not sell their holdings prior to the market close on this date received cash equal to the net asset value of the shares, with payment made on March 7, 2013.

Item 2.        Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 27, 2013